SEPARATE ACCOUNT A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company

and the Contractowners of Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account A indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account A as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)
1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)	EQ/GLOBAL BOND PLUS(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)
1290 VT EQUITY INCOME(1)	EQ/GOLDMAN SACHS MID CAP VALUE(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/GROWTH STRATEGY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/INTERMEDIATE GOVERNMENT BOND(1)
1290 VT HIGH YIELD BOND(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
1290 VT LOW VOLATILITY GLOBAL EQUITY(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
1290 VT MICRO CAP(1)	EQ/INTERNATIONAL MANAGED VOLATILITY(1)
1290 VT SMALL CAP VALUE(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
1290 VT SMARTBETA EQUITY(1)	EQ/INVESCO COMSTOCK(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/INVESCO GLOBAL(1)
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM(1)	EQ/INVESCO GLOBAL REAL ESTATE(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/INVESCO INTERNATIONAL GROWTH(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/JANUS ENTERPRISE(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
EQ/AB DYNAMIC MODERATE GROWTH(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/LARGE CAP GROWTH INDEX(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
EQ/AGGRESSIVE GROWTH STRATEGY(2)	EQ/LARGE CAP VALUE INDEX(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
EQ/BALANCED STRATEGY(1)	EQ/LOOMIS SAYLES GROWTH(1)
EQ/BLACKROCK BASIC VALUE EQUITY(1)	EQ/MFS INTERNATIONAL GROWTH(1)
EQ/CAPITAL GROUP RESEARCH(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	EQ/MFS TECHNOLOGY(1)
EQ/COMMON STOCK INDEX(1)	EQ/MFS UTILITIES SERIES(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MID CAP INDEX(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE STRATEGY(1)	EQ/MODERATE ALLOCATION(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/CORE BOND INDEX(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/CORE PLUS BOND(1)	EQ/MONEY MARKET(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(3)
EQ/EQUITY 500 INDEX(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	EQ/PIMCO ULTRA SHORT BOND(1)
EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)	EQ/QUALITY BOND PLUS(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	EQ/SMALL COMPANY INDEX(1)

FSA-2

EQ/T. ROWE PRICE GROWTH STOCK(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/WELLINGTON ENERGY(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)	MULTIMANAGER CORE BOND(1)
FIDELITY® VIP MID CAP PORTFOLIO(1)	MULTIMANAGER TECHNOLOGY(1)
INVESCO OPPENHEIMER V.I. MAIN STREET FUND(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)	TARGET 2015 ALLOCATION(1)
INVESCO V.I. HIGH YIELD FUND(1)	TARGET 2025 ALLOCATION(1)
INVESCO V.I. MID CAP CORE EQUITY FUND(1)	TARGET 2035 ALLOCATION(1)
INVESCO V.I. SMALL CAP EQUITY FUND(1)	TARGET 2045 ALLOCATION(1)
IVY VIP HIGH INCOME(1)	TARGET 2055 ALLOCATION(1)
IVY VIP SMALL CAP GROWTH(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
MFS® INVESTORS TRUST SERIES(1)	VANECK VIP GLOBAL HARD ASSETS FUND(1)

(1)   Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

(2)   Statement of operations and statement of changes in net assets for the period June 5, 2020 (commencement of operations) through December 31, 2020

(3)   Statement of operations and statement of changes in net assets for the period June 12, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 19, 2021

We have served as the auditor of one or more of the variable investment options of Separate Account A since 1993.

FSA-3

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$630,115	$18,507,370	$16,901,717	$103,098,235	$14,722,421	$1,247,194,454
Receivable for shares of the Portfolios sold	22	—	4,332	—	—	49,587
Receivable for policy-related transactions	10	38,711	—	261,141	9,074	—

Total assets	630,147	18,546,081	16,906,049	103,359,376	14,731,495	1,247,244,041

Liabilities:
Payable for shares of the Portfolios purchased	—	38,711	—	261,141	9,074	—
Payable for policy-related transactions	—	—	4,155	—	—	49,587

Total liabilities	—	38,711	4,155	261,141	9,074	49,587

Net Assets	$630,147	$18,507,370	$16,901,894	$103,098,235	$14,722,421	$1,247,194,454

Net Assets:
Accumulation unit values	$630,136	$18,503,898	$16,901,877	$103,090,502	$14,710,979	$1,247,173,246
Retained by Equitable Financial in Separate Account No. A	11	3,472	17	7,733	11,442	21,208

Total Net Assets	$630,147	$18,507,370	$16,901,894	$103,098,235	$14,722,421	$1,247,194,454

Investments in shares of the Portfolios, at cost	$505,508	$17,038,833	$16,543,571	$117,098,842	$15,439,428	$1,105,413,207

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-4

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Assets:
Investments in shares of the Portfolios, at fair value	$25,180,934	$107,209	$853,775	$114,401,107	$60,247,215	$80,183,009
Receivable for shares of the Portfolios sold	32,957	4	—	—	—	11,306
Receivable for policy-related transactions	—	9	183	6,762	14,021	—

Total assets	25,213,891	107,222	853,958	114,407,869	60,261,236	80,194,315

Liabilities:
Payable for shares of the Portfolios purchased	—	—	171	6,762	14,004	—
Payable for policy-related transactions	32,957	—	—	—	—	11,304

Total liabilities	32,957	—	171	6,762	14,004	11,304

Net Assets	$25,180,934	$107,222	$853,787	$114,401,107	$60,247,232	$80,183,011

Net Assets:
Accumulation unit values	$25,180,092	$107,213	$853,767	$114,159,292	$60,230,209	$80,141,267
Retained by Equitable Financial in Separate Account No. A	842	9	20	241,815	17,023	41,744

Total Net Assets	$25,180,934	$107,222	$853,787	$114,401,107	$60,247,232	$80,183,011

Investments in shares of the Portfolios, at cost	$24,774,666	$103,783	$666,113	$98,807,239	$51,545,351	$61,371,078

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$84,168,598	$24,099,606	$42,846,650	$12,409,813	$19,423,254
Receivable for shares of the Portfolios sold	—	32,030	—	69,867	49,358
Receivable for policy-related transactions	40,671	—	9,864	—	—

Total assets	84,209,269	24,131,636	42,856,514	12,479,680	19,472,612

Liabilities:
Payable for shares of the Portfolios purchased	40,607	—	9,864	—	—
Payable for policy-related transactions	—	32,030	—	69,867	49,358

Total liabilities	40,607	32,030	9,864	69,867	49,358

Net Assets	$84,168,662	$24,099,606	$42,846,650	$12,409,813	$19,423,254

Net Assets:
Accumulation unit values	$84,166,766	$24,096,780	$42,839,535	$12,408,391	$19,422,961
Retained by Equitable Financial in Separate Account No. A	1,896	2,826	7,115	1,422	293

Total Net Assets	$84,168,662	$24,099,606	$42,846,650	$12,409,813	$19,423,254

Investments in shares of the Portfolios, at cost	$79,807,498	$22,370,512	$36,691,471	$10,759,012	$19,488,721

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$550,062,268	$891,101,571	$74,295,786	$98,727,491	$177,847,834	$143,066,391
Receivable for shares of the Portfolios sold	174,674	681,007	—	—	2,536	—
Receivable for policy-related transactions	—	—	19,395	14,943	—	19,540

Total assets	550,236,942	891,782,578	74,315,181	98,742,434	177,850,370	143,085,931

Liabilities:
Payable for shares of the Portfolios purchased	—	—	19,395	14,943	—	19,540
Payable for policy-related transactions	174,674	681,007	—	—	2,536	—

Total liabilities	174,674	681,007	19,395	14,943	2,536	19,540

Net Assets	$550,062,268	$891,101,571	$74,295,786	$98,727,491	$177,847,834	$143,066,391

Net Assets:
Accumulation unit values	$547,012,797	$891,082,428	$74,263,698	$98,721,132	$177,823,332	$143,062,503
Contract in payout (annuitization) period	2,798,151	—	—	—	—	—
Retained by Equitable Financial in Separate Account No. A	251,320	19,143	32,088	6,359	24,502	3,888

Total Net Assets	$550,062,268	$891,101,571	$74,295,786	$98,727,491	$177,847,834	$143,066,391

Investments in shares of the Portfolios, at cost	$466,393,897	$827,920,688	$83,461,803	$87,789,174	$161,554,778	$123,324,612

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$827,849,761	$323,585,795	$185,622,701	$42,386,352	$2,735,574,475	$107,635,177
Receivable for shares of the Portfolios sold	277,097	51,089	55,680	—	805,843	47,871
Receivable for policy-related transactions	—	—	—	10,389	—	—

Total assets	828,126,858	323,636,884	185,678,381	42,396,741	2,736,380,318	107,683,048

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	10,389	—	—
Payable for policy-related transactions	277,090	51,085	55,679	—	804,835	48,720

Total liabilities	277,090	51,085	55,679	10,389	804,835	48,720

Net Assets	$827,849,768	$323,585,799	$185,622,702	$42,386,352	$2,735,575,483	$107,634,328

Net Assets:
Accumulation unit values	$827,847,518	$323,529,704	$185,536,693	$42,377,323	$2,722,980,381	$107,630,908
Contract in payout (annuitization) period	—	—	—	—	11,870,663	—
Retained by Equitable Financial in Separate Account No. A	2,250	56,095	86,009	9,029	724,439	3,420

Total Net Assets	$827,849,768	$323,585,799	$185,622,702	$42,386,352	$2,735,575,483	$107,634,328

Investments in shares of the Portfolios, at cost	$819,887,253	$250,287,892	$139,703,135	$33,456,032	$1,648,033,052	$105,148,221

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$40,570,245	$13,042,175	$235,503,076	$136,023,217	$88,459,365	$22,957,109
Receivable for shares of the Portfolios sold	—	—	—	11,641	—	—
Receivable for policy-related transactions	5,914	315	29,779	—	131,632	1,476

Total assets	40,576,159	13,042,490	235,532,855	136,034,858	88,590,997	22,958,585

Liabilities:
Payable for shares of the Portfolios purchased	5,914	298	29,780	—	131,632	1,476
Payable for policy-related transactions	—	—	—	11,640	—	—

Total liabilities	5,914	298	29,780	11,640	131,632	1,476

Net Assets	$40,570,245	$13,042,192	$235,503,075	$136,023,218	$88,459,365	$22,957,109

Net Assets:
Accumulation unit values	$40,569,944	$13,042,181	$235,473,389	$136,011,945	$88,152,177	$22,956,519
Contract in payout (annuitization) period	—	—	—	—	215,727	—
Retained by Equitable Financial in Separate Account No. A	301	11	29,686	11,273	91,461	590

Total Net Assets	$40,570,245	$13,042,192	$235,503,075	$136,023,218	$88,459,365	$22,957,109

Investments in shares of the Portfolios, at cost	$36,921,885	$12,415,517	$230,673,549	$131,137,014	$85,741,799	$19,587,063

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-9

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL BOND PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$2,538,073,811	$607,471,127	$87,651,631	$19,081,383	$21,624,988	$49,045,609
Receivable for shares of the Portfolios sold	—	—	16,112	643	—	—
Receivable for policy-related transactions	674,432	20,581	—	—	24,999	2,169

Total assets	2,538,748,243	607,491,708	87,667,743	19,082,026	21,649,987	49,047,778

Liabilities:
Payable for shares of the Portfolios purchased	674,432	20,581	—	—	24,999	2,169
Payable for policy-related transactions	—	—	16,112	516	—	—

Total liabilities	674,432	20,581	16,112	516	24,999	2,169

Net Assets	$2,538,073,811	$607,471,127	$87,651,631	$19,081,510	$21,624,988	$49,045,609

Net Assets:
Accumulation unit values	$2,533,569,382	$607,465,390	$87,635,502	$19,081,500	$21,624,786	$49,032,375
Contract in payout (annuitization) period	4,294,667	—	—	—	—	—
Retained by Equitable Financial in Separate Account No. A	209,762	5,737	16,129	10	202	13,234

Total Net Assets	$2,538,073,811	$607,471,127	$87,651,631	$19,081,510	$21,624,988	$49,045,609

Investments in shares of the Portfolios, at cost	$1,755,408,582	$452,649,376	$85,738,037	$15,370,757	$20,659,469	$46,258,306

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-10

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$409,247,102	$69,454,094	$1,580,303	$53,558,221	$174,485,864	$390,618,524
Receivable for shares of the Portfolios sold	66,981	—	49	50,237	9,225	—
Receivable for policy-related transactions	—	34,955	—	—	—	108,945

Total assets	409,314,083	69,489,049	1,580,352	53,608,458	174,495,089	390,727,469

Liabilities:
Payable for shares of the Portfolios purchased	—	34,955	—	—	—	108,945
Payable for policy-related transactions	66,982	—	4	50,218	9,225	—

Total liabilities	66,982	34,955	4	50,218	9,225	108,945

Net Assets	$409,247,101	$69,454,094	$1,580,348	$53,558,240	$174,485,864	$390,618,524

Net Assets:
Accumulation unit values	$409,195,990	$69,452,672	$1,580,340	$53,253,787	$174,457,985	$389,313,335
Contract in payout (annuitization) period	—	—	—	160,507	—	1,151,578
Retained by Equitable Financial in Separate Account No. A	51,111	1,422	8	143,946	27,879	153,611

Total Net Assets	$409,247,101	$69,454,094	$1,580,348	$53,558,240	$174,485,864	$390,618,524

Investments in shares of the Portfolios, at cost	$329,810,299	$56,753,123	$1,037,448	$51,969,547	$148,104,972	$360,062,240

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-11

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$16,135,303	$175,599,031	$118,474,040	$301,716,221	$90,299,529	$108,795,001
Receivable for shares of the Portfolios sold	—	6,892	24,238	—	5,660	—
Receivable for policy-related transactions	203,424	—	—	135,391	—	24,163

Total assets	16,338,727	175,605,923	118,498,278	301,851,612	90,305,189	108,819,164

Liabilities:
Payable for shares of the Portfolios purchased	203,424	—	—	135,391	—	24,163
Payable for policy-related transactions	—	6,892	24,238	—	5,660	—

Total liabilities	203,424	6,892	24,238	135,391	5,660	24,163

Net Assets	$16,135,303	$175,599,031	$118,474,040	$301,716,221	$90,299,529	$108,795,001

Net Assets:
Accumulation unit values	$16,134,407	$175,586,203	$118,460,605	$301,713,977	$90,297,541	$108,791,996
Retained by Equitable Financial in Separate Account No. A	896	12,828	13,435	2,244	1,988	3,005

Total Net Assets	$16,135,303	$175,599,031	$118,474,040	$301,716,221	$90,299,529	$108,795,001

Investments in shares of the Portfolios, at cost	$14,483,013	$156,188,539	$108,098,195	$202,358,775	$96,444,624	$85,290,821

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-12

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$578,621,838	$239,503,673	$37,667,004	$525,209,203	$999,454,034	$122,032,277
Receivable for shares of the Portfolios sold	—	—	16,406	10,450	242,735	37,655
Receivable for policy-related transactions	147,192	158,778	—	—	—	—

Total assets	578,769,030	239,662,451	37,683,410	525,219,653	999,696,769	122,069,932

Liabilities:
Payable for shares of the Portfolios purchased	147,096	158,778	—	—	—	—
Payable for policy-related transactions	—	—	16,407	10,451	242,735	37,655

Total liabilities	147,096	158,778	16,407	10,451	242,735	37,655

Net Assets	$578,621,934	$239,503,673	$37,667,003	$525,209,202	$999,454,034	$122,032,277

Net Assets:
Accumulation unit values	$578,609,629	$239,443,965	$37,649,744	$525,159,359	$999,356,178	$122,029,933
Retained by Equitable Financial in Separate Account No. A	12,305	59,708	17,259	49,843	97,856	2,344

Total Net Assets	$578,621,934	$239,503,673	$37,667,003	$525,209,202	$999,454,034	$122,032,277

Investments in shares of the Portfolios, at cost	$475,172,470	$211,026,281	$33,838,879	$376,749,846	$717,826,488	$116,139,977

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-13

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$832,128,428	$260,253,597	$125,947,788	$239,037,943	$730,011,962	$280,089,269
Receivable for shares of the Portfolios sold	—	—	478,024	—	—	72,376
Receivable for policy-related transactions	60,345	24,786	—	247,503	169,468	—

Total assets	832,188,773	260,278,383	126,425,812	239,285,446	730,181,430	280,161,645

Liabilities:
Payable for shares of the Portfolios purchased	60,342	24,786	—	247,503	169,468	—
Payable for policy-related transactions	—	—	478,024	—	—	72,376

Total liabilities	60,342	24,786	478,024	247,503	169,468	72,376

Net Assets	$832,128,431	$260,253,597	$125,947,788	$239,037,943	$730,011,962	$280,089,269

Net Assets:
Accumulation unit values	$829,014,386	$260,230,290	$125,933,270	$239,033,926	$730,006,140	$280,088,380
Contract in payout (annuitization) period	2,542,522	—	—	—	—	—
Retained by Equitable Financial in Separate Account No. A	571,523	23,307	14,518	4,017	5,822	889

Total Net Assets	$832,128,431	$260,253,597	$125,947,788	$239,037,943	$730,011,962	$280,089,269

Investments in shares of the Portfolios, at cost	$676,807,427	$238,465,113	$101,021,249	$213,626,772	$543,034,086	$217,451,858

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-14

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$361,559,923	$136,138,253	$870,967,658	$478,740,653	$1,745,382,136	$109,894,850
Receivable for shares of the Portfolios sold	—	—	10,092	—	138,637	—
Receivable for policy-related transactions	220,895	6,602	—	52,409	—	31,455

Total assets	361,780,818	136,144,855	870,977,750	478,793,062	1,745,520,773	109,926,305

Liabilities:
Payable for shares of the Portfolios purchased	220,895	6,602	—	52,405	—	31,455
Payable for policy-related transactions	—	—	10,092	—	60,525	—

Total liabilities	220,895	6,602	10,092	52,405	60,525	31,455

Net Assets	$361,559,923	$136,138,253	$870,967,658	$478,740,657	$1,745,460,248	$109,894,850

Net Assets:
Accumulation unit values	$361,558,496	$136,136,816	$870,964,868	$478,738,314	$1,740,548,641	$109,884,101
Contract in payout (annuitization) period	—	—	—	—	4,716,962	—
Retained by Equitable Financial in Separate Account No. A	1,427	1,437	2,790	2,343	194,645	10,749

Total Net Assets	$361,559,923	$136,138,253	$870,967,658	$478,740,657	$1,745,460,248	$109,894,850

Investments in shares of the Portfolios, at cost	$246,146,682	$119,634,646	$789,458,451	$416,289,116	$1,704,617,536	$99,433,703

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-15

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$1,382,181,441	$103,456,671	$109,457,481	$60,431,996	$76,386,230	$78,400,775
Receivable for shares of the Portfolios sold	11,592	—	—	20,671	—	44,376
Receivable for policy-related transactions	—	407,863	137,162	—	13,229	—

Total assets	1,382,193,033	103,864,534	109,594,643	60,452,667	76,399,459	78,445,151

Liabilities:
Payable for shares of the Portfolios purchased	—	407,866	137,162	—	13,229	—
Payable for policy-related transactions	11,592	—	—	20,243	—	44,376

Total liabilities	11,592	407,866	137,162	20,243	13,229	44,376

Net Assets	$1,382,181,441	$103,456,668	$109,457,481	$60,432,424	$76,386,230	$78,400,775

Net Assets:
Accumulation unit values	$1,382,143,125	$103,033,086	$108,946,974	$60,431,927	$76,373,272	$77,948,349
Contract in payout (annuitization) period	—	224,190	—	—	—	277,557
Retained by Equitable Financial in Separate Account No. A	38,316	199,392	510,507	497	12,958	174,869

Total Net Assets	$1,382,181,441	$103,456,668	$109,457,481	$60,432,424	$76,386,230	$78,400,775

Investments in shares of the Portfolios, at cost	$1,326,499,535	$103,458,815	$82,324,825	$56,303,566	$76,499,771	$78,576,369

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-16

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO OPPENHEIMER V.I. MAIN STREET FUND
Assets:
Investments in shares of the Portfolios, at fair value	$430,474,913	$1,196,155,519	$33,872,679	$21,099,193	$87,497,200	$10,731,432
Receivable for shares of the Portfolios sold	—	—	101,675	8,264	—	—
Receivable for policy-related transactions	95,383	106,950	—	—	21,549	1,064

Total assets	430,570,296	1,196,262,469	33,974,354	21,107,457	87,518,749	10,732,496

Liabilities:
Payable for shares of the Portfolios purchased	95,383	106,950	—	—	20,949	864
Payable for policy-related transactions	—	—	101,676	8,264	—	—

Total liabilities	95,383	106,950	101,676	8,264	20,949	864

Net Assets	$430,474,913	$1,196,155,519	$33,872,678	$21,099,193	$87,497,800	$10,731,632

Net Assets:
Accumulation unit values	$430,314,721	$1,196,150,268	$33,871,024	$21,096,043	$87,497,703	$10,731,580
Retained by Equitable Financial in Separate Account No. A	160,192	5,251	1,654	3,150	97	52

Total Net Assets	$430,474,913	$1,196,155,519	$33,872,678	$21,099,193	$87,497,800	$10,731,632

Investments in shares of the Portfolios, at cost	$372,505,456	$806,733,091	$44,538,664	$19,269,155	$74,070,864	$10,392,134

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-17

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH
Assets:
Investments in shares of the Portfolios, at fair value	$67,501,661	$51,596,525	$27,257,688	$14,071,957	$288,690,890	$61,998,055
Receivable for shares of the Portfolios sold	17,837	—	3,270	51,167	—	—
Receivable for policy-related transactions	—	6,934	—	—	30,217	30,056

Total assets	67,519,498	51,603,459	27,260,958	14,123,124	288,721,107	62,028,111

Liabilities:
Payable for shares of the Portfolios purchased	—	6,934	—	—	30,217	30,056
Payable for policy-related transactions	17,834	—	3,271	51,167	—	—

Total liabilities	17,834	6,934	3,271	51,167	30,217	30,056

Net Assets	$67,501,664	$51,596,525	$27,257,687	$14,071,957	$288,690,890	$61,998,055

Net Assets:
Accumulation unit values	$67,499,819	$51,593,890	$27,253,933	$14,069,925	$288,690,447	$61,983,595
Retained by Equitable Financial in Separate Account No. A.	1,845	2,635	3,754	2,032	443	14,460

Total Net Assets	$67,501,664	$51,596,525	$27,257,687	$14,071,957	$288,690,890	$61,998,055

Investments in shares of the Portfolios, at cost	$67,739,764	$52,537,714	$30,549,429	$12,400,211	$290,126,656	$48,105,160

The accompanying notes are an integral part of these financial statements.

FSA-18

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$26,316,581	$43,005,771	$902,952,157	$132,643,334	$371,793,464	$9,392,495
Receivable for shares of the Portfolios sold	—	—	391,388	—	—	971
Receivable for policy-related transactions	7,141	23,389	—	154,564	63,966	—

Total assets	26,323,722	43,029,160	903,343,545	132,797,898	371,857,430	9,393,466

Liabilities:
Payable for shares of the Portfolios purchased	7,141	23,389	—	154,560	63,966	—
Payable for policy-related transactions	—	—	308,811	—	—	887

Total liabilities	7,141	23,389	308,811	154,560	63,966	887

Net Assets	$26,316,581	$43,005,771	$903,034,734	$132,643,338	$371,793,464	$9,392,579

Net Assets:
Accumulation unit values	$26,314,324	$43,003,810	$901,454,500	$132,610,836	$371,590,475	$9,387,521
Contract in payout (annuitization) period	—	—	1,303,067	—	—	—
Retained by Equitable Financial in Separate Account No. A	2,257	1,961	277,167	32,502	202,989	5,058

Total Net Assets	$26,316,581	$43,005,771	$903,034,734	$132,643,338	$371,793,464	$9,392,579

Investments in shares of the Portfolios, at cost	$21,784,067	$36,180,835	$496,917,066	$129,625,904	$291,730,461	$9,820,627

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-19

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$19,748,974	$101,646,623	$136,503,369	$122,087,512	$41,366,746	$71,514,805	$26,222,398
Receivable for shares of the Portfolios sold	—	123,519	—	—	—	805	—
Receivable for policy-related transactions	20,704	—	12,711	51,372	28,929	—	30,550

Total assets	19,769,678	101,770,142	136,516,080	122,138,884	41,395,675	71,515,610	26,252,948

Liabilities:
Payable for shares of the Portfolios purchased	20,704	—	12,711	51,372	28,929	—	30,550
Payable for policy-related transactions	—	123,519	—	—	—	794	—

Total liabilities	20,704	123,519	12,711	51,372	28,929	794	30,550

Net Assets	$19,748,974	$101,646,623	$136,503,369	$122,087,512	$41,366,746	$71,514,816	$26,222,398

Net Assets:
Accumulation unit values	$19,731,990	$101,642,693	$136,478,525	$122,081,411	$41,365,338	$71,514,809	$26,221,876
Retained by Equitable Financial in Separate Account No. A	16,984	3,930	24,844	6,101	1,408	7	522

Total Net Assets	$19,748,974	$101,646,623	$136,503,369	$122,087,512	$41,366,746	$71,514,816	$26,222,398

Investments in shares of the Portfolios, at cost	$19,408,259	$90,950,061	$113,258,723	$98,282,571	$34,012,009	$81,858,784	$21,925,992

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-20

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	40,339

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,441,207

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	1,638,769

1290 VT EQUITY INCOME	IB	24,590,654

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,239,347

1290 VT GAMCO SMALL COMPANY VALUE	IB	19,584,049

1290 VT HIGH YIELD BOND	IB	2,583,558

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	8,756

1290 VT MICRO CAP	IB	61,852

1290 VT SMALL CAP VALUE	IB	11,089,466

1290 VT SMARTBETA EQUITY	IB	3,805,273

1290 VT SOCIALLY RESPONSIBLE	IB	4,990,097

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	7,200,051

EQ/400 MANAGED VOLATILITY	IB	1,048,870

EQ/500 MANAGED VOLATILITY	IB	1,482,431

EQ/2000 MANAGED VOLATILITY	IB	531,692

EQ/AB DYNAMIC MODERATE GROWTH	IB	1,553,690

EQ/AB SMALL CAP GROWTH	IA	18,395,642

EQ/AB SMALL CAP GROWTH	IB	7,571,893

EQ/AGGRESSIVE ALLOCATION	B	73,891,447

EQ/AGGRESSIVE GROWTH STRATEGY	IB	4,213,498

EQ/ALL ASSET GROWTH ALLOCATION	IB	4,412,362

EQ/AMERICAN CENTURY MID CAP VALUE	IB	7,695,133

EQ/BALANCED STRATEGY	IA	4,803

EQ/BALANCED STRATEGY	IB	8,377,933

EQ/BLACKROCK BASIC VALUE EQUITY	IB	37,609,431

EQ/CAPITAL GROUP RESEARCH	IB	10,592,978

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	11,870,758

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	4,544,988

EQ/COMMON STOCK INDEX	IA	59,558,775

EQ/COMMON STOCK INDEX	IB	6,637,506

EQ/CONSERVATIVE ALLOCATION	B	11,107,684

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2,588,593

EQ/CONSERVATIVE STRATEGY	IB	1,006,773

EQ/CONSERVATIVE-PLUS ALLOCATION	B	23,544,293

EQ/CORE BOND INDEX	IB	12,971,224

EQ/CORE PLUS BOND	A	13,744,780

EQ/CORE PLUS BOND	B	7,294,456

The accompanying notes are an integral part of these financial statements.

FSA-21

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Share Class**	Portfolio Shares Held

EQ/EMERGING MARKETS EQUITY PLUS	IB	2,057,149

EQ/EQUITY 500 INDEX	IA	25,684,235

EQ/EQUITY 500 INDEX	IB	18,067,811

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	12,603,967

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	8,003,137

EQ/FRANKLIN RISING DIVIDENDS	IB	517,854

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	1,313,734

EQ/GLOBAL BOND PLUS	IB	5,061,413

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	21,287,968

EQ/GOLDMAN SACHS MID CAP VALUE	IB	3,356,952

EQ/GROWTH STRATEGY	IA	75,921

EQ/INTERMEDIATE GOVERNMENT BOND	IA	3,762,470

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,267,519

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	14,897,253

EQ/INTERNATIONAL EQUITY INDEX	IA	33,110,576

EQ/INTERNATIONAL EQUITY INDEX	IB	5,915,132

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	1,128,688

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	12,861,419

EQ/INVESCO COMSTOCK	IB	6,828,833

EQ/INVESCO GLOBAL	IB	11,021,726

EQ/INVESCO GLOBAL REAL ESTATE	IB	6,319,171

EQ/INVESCO INTERNATIONAL GROWTH	IB	2,388,596

EQ/JANUS ENTERPRISE	IB	25,662,011

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	11,835,825

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3,242,945

EQ/LARGE CAP GROWTH INDEX	IB	25,292,707

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	25,116,535

EQ/LARGE CAP VALUE INDEX	IB	13,398,777

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	41,180,941

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	5,055,428

EQ/LAZARD EMERGING MARKETS EQUITY	IB	12,254,445

EQ/LOOMIS SAYLES GROWTH	IB	11,283,349

EQ/MFS INTERNATIONAL GROWTH	IB	27,607,861

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	20,065,436

EQ/MFS MID CAP FOCUSED GROWTH	IB	16,325,405

EQ/MFS TECHNOLOGY	IB	11,246,894

EQ/MFS UTILITIES SERIES	IB	3,848,135

EQ/MID CAP INDEX	IB	57,041,040

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	29,251,351

EQ/MODERATE ALLOCATION	A	77,957,718

The accompanying notes are an integral part of these financial statements.

FSA-22

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Share Class**	Portfolio Shares Held

EQ/MODERATE ALLOCATION	B	42,266,203

EQ/MODERATE GROWTH STRATEGY	IB	5,826,317

EQ/MODERATE-PLUS ALLOCATION	B	120,013,627

EQ/MONEY MARKET	IA	46,109,564

EQ/MONEY MARKET	IB	57,322,620

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	6,335,506

EQ/PIMCO GLOBAL REAL RETURN	IB	5,603,613

EQ/PIMCO ULTRA SHORT BOND	IA	7,848

EQ/PIMCO ULTRA SHORT BOND	IB	7,710,125

EQ/QUALITY BOND PLUS	IA	6,323,275

EQ/QUALITY BOND PLUS	IB	2,531,386

EQ/SMALL COMPANY INDEX	IB	34,188,302

EQ/T. ROWE PRICE GROWTH STOCK	IB	16,674,193

EQ/WELLINGTON ENERGY	IB	14,470,789

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	910,233

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	2,346,399

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	SERIES II	363,777

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	2,645,049

INVESCO V.I. HIGH YIELD FUND	SERIES II	9,922,409

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	2,661,884

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	733,296

IVY VIP HIGH INCOME	CLASS II	85,029,127

IVY VIP SMALL CAP GROWTH	CLASS II	5,132,289

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	731,219

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	1,743,242

MULTIMANAGER AGGRESSIVE EQUITY	IA	10,150,459

MULTIMANAGER AGGRESSIVE EQUITY	IB	547,840

MULTIMANAGER CORE BOND	IB	12,970,672

MULTIMANAGER TECHNOLOGY	IB	9,695,525

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,532,218

TARGET 2015 ALLOCATION	B	2,206,916

TARGET 2025 ALLOCATION	B	8,274,805

TARGET 2035 ALLOCATION	B	9,954,284

TARGET 2045 ALLOCATION	B	8,701,233

TARGET 2055 ALLOCATION	B	2,904,228

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	5,174,733

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	1,216,817

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-23

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$159.07	—
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$158.89	4

1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.25%	IB	$154.80	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.50%	IB	$151.86	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.70%	IB	$149.54	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.80%	IB	$148.39	4
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.90%	IB	$147.26	3
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.95%	IB	$146.69	3
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.00%	IB	$146.13	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.10%	IB	$145.00	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.20%	IB	$143.88	69
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.25%	IB	$143.33	10
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.34%	IB	$142.33	37
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.45%	IB	$141.12	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.25%	IB	$118.00	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.50%	IB	$116.34	13
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.70%	IB	$115.03	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.80%	IB	$114.38	5
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.90%	IB	$113.73	7
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$113.09	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$112.45	3
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$111.81	107
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$111.49	14

1290 VT EQUITY INCOME	0.25%	IB	$259.93	—
1290 VT EQUITY INCOME	0.50%	IB	$249.57	28
1290 VT EQUITY INCOME	0.70%	IB	$241.54	3
1290 VT EQUITY INCOME	0.80%	IB	$348.03	1
1290 VT EQUITY INCOME	0.90%	IB	$233.77	22
1290 VT EQUITY INCOME	0.95%	IB	$231.87	11
1290 VT EQUITY INCOME	1.00%	IB	$229.98	—
1290 VT EQUITY INCOME	1.10%	IB	$226.24	6
1290 VT EQUITY INCOME	1.20%	IB	$222.55	115
1290 VT EQUITY INCOME	1.25%	IB	$158.88	23
1290 VT EQUITY INCOME	1.30%	IB	$178.66	3
1290 VT EQUITY INCOME	1.34%	IB	$217.49	259
1290 VT EQUITY INCOME	1.35%	IB	$217.13	—
1290 VT EQUITY INCOME	1.45%	IB	$213.59	—

1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$180.35	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.70%	IB	$174.74	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$169.32	6
1290 VT GAMCO MERGERS & ACQUISITIONS	0.95%	IB	$167.98	6
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$164.04	2
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$161.46	5
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$128.78	11
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$139.93	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$157.85	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$157.92	63

The accompanying notes are an integral part of these financial statements.

FSA-24

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$157.66	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.45%	IB	$155.18	—

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$158.92	11
1290 VT GAMCO SMALL COMPANY VALUE	0.25%	IB	$482.42	8
1290 VT GAMCO SMALL COMPANY VALUE	0.40%	IB	$230.78	12
1290 VT GAMCO SMALL COMPANY VALUE	0.50%	IB	$463.19	16
1290 VT GAMCO SMALL COMPANY VALUE	0.70%	IB	$448.29	15
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$520.81	16
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$433.88	157
1290 VT GAMCO SMALL COMPANY VALUE	0.95%	IB	$430.35	25
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$426.85	5
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$419.90	39
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$413.05	1,316
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$262.07	191
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$309.16	6
1290 VT GAMCO SMALL COMPANY VALUE	1.34%	IB	$403.67	1,297
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$403.00	1
1290 VT GAMCO SMALL COMPANY VALUE	1.45%	IB	$396.42	1

1290 VT HIGH YIELD BOND	0.25%	IB	$138.41	1
1290 VT HIGH YIELD BOND	0.50%	IB	$135.78	2
1290 VT HIGH YIELD BOND	0.70%	IB	$133.70	—
1290 VT HIGH YIELD BOND	0.80%	IB	$132.68	1
1290 VT HIGH YIELD BOND	0.90%	IB	$131.66	5
1290 VT HIGH YIELD BOND	0.95%	IB	$131.15	3
1290 VT HIGH YIELD BOND	1.00%	IB	$130.65	—
1290 VT HIGH YIELD BOND	1.10%	IB	$129.64	3
1290 VT HIGH YIELD BOND	1.20%	IB	$128.64	115
1290 VT HIGH YIELD BOND	1.25%	IB	$128.15	17
1290 VT HIGH YIELD BOND	1.34%	IB	$127.26	47

1290 VT LOW VOLATILITY GLOBAL EQUITY	1.20%	IB	$111.41	—
1290 VT LOW VOLATILITY GLOBAL EQUITY	1.25%	IB	$111.29	1

1290 VT MICRO CAP	1.20%	IB	$166.53	—
1290 VT MICRO CAP	1.25%	IB	$166.34	5

1290 VT SMALL CAP VALUE	0.25%	IB	$133.38	—
1290 VT SMALL CAP VALUE	0.50%	IB	$131.51	14
1290 VT SMALL CAP VALUE	0.70%	IB	$130.03	2
1290 VT SMALL CAP VALUE	0.80%	IB	$129.29	1
1290 VT SMALL CAP VALUE	0.90%	IB	$15.41	3
1290 VT SMALL CAP VALUE	0.90%	IB	$128.56	25
1290 VT SMALL CAP VALUE	0.95%	IB	$135.55	26
1290 VT SMALL CAP VALUE	1.00%	IB	$127.83	—
1290 VT SMALL CAP VALUE	1.10%	IB	$127.11	2
1290 VT SMALL CAP VALUE	1.20%	IB	$126.38	84
1290 VT SMALL CAP VALUE	1.25%	IB	$126.02	6
1290 VT SMALL CAP VALUE	1.30%	IB	$135.26	—
1290 VT SMALL CAP VALUE	1.34%	IB	$15.36	24
1290 VT SMALL CAP VALUE	1.34%	IB	$125.38	743
1290 VT SMALL CAP VALUE	1.35%	IB	$15.36	1
1290 VT SMALL CAP VALUE	1.45%	IB	$135.13	—

1290 VT SMARTBETA EQUITY	0.25%	IB	$161.92	1

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT SMARTBETA EQUITY	0.50%	IB	$159.65	3
1290 VT SMARTBETA EQUITY	0.70%	IB	$157.85	1
1290 VT SMARTBETA EQUITY	0.80%	IB	$156.96	2
1290 VT SMARTBETA EQUITY	0.90%	IB	$156.07	19
1290 VT SMARTBETA EQUITY	0.95%	IB	$124.22	6
1290 VT SMARTBETA EQUITY	1.00%	IB	$155.19	—
1290 VT SMARTBETA EQUITY	1.10%	IB	$154.31	6
1290 VT SMARTBETA EQUITY	1.20%	IB	$153.43	172
1290 VT SMARTBETA EQUITY	1.25%	IB	$152.99	13
1290 VT SMARTBETA EQUITY	1.30%	IB	$123.95	7
1290 VT SMARTBETA EQUITY	1.34%	IB	$152.21	166
1290 VT SMARTBETA EQUITY	1.45%	IB	$123.84	—

1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$198.83	15
1290 VT SOCIALLY RESPONSIBLE	0.25%	IB	$268.01	—
1290 VT SOCIALLY RESPONSIBLE	0.40%	IB	$297.97	5
1290 VT SOCIALLY RESPONSIBLE	0.50%	IB	$254.71	2
1290 VT SOCIALLY RESPONSIBLE	0.70%	IB	$276.13	1
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$535.19	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$264.49	9
1290 VT SOCIALLY RESPONSIBLE	0.95%	IB	$335.48	2
1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$258.86	—
1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$253.32	3
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$247.88	102
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$247.18	4
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$271.31	—
1290 VT SOCIALLY RESPONSIBLE	1.34%	IB	$240.49	185
1290 VT SOCIALLY RESPONSIBLE	1.45%	IB	$304.34	—

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.25%	CLASS 4	$125.63	—
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.50%	CLASS 4	$123.24	23
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.70%	CLASS 4	$121.36	11
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.80%	CLASS 4	$120.43	7
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.90%	CLASS 4	$119.50	30
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.95%	CLASS 4	$119.04	27
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.00%	CLASS 4	$118.59	2
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.10%	CLASS 4	$117.67	20
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.20%	CLASS 4	$116.76	352
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.25%	CLASS 4	$116.32	107
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.34%	CLASS 4	$115.51	140
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.45%	CLASS 4	$114.52	—

EQ/400 MANAGED VOLATILITY	0.25%	IB	$264.86	—
EQ/400 MANAGED VOLATILITY	0.40%	IB	$241.93	6
EQ/400 MANAGED VOLATILITY	0.50%	IB	$257.85	—
EQ/400 MANAGED VOLATILITY	0.70%	IB	$284.54	—
EQ/400 MANAGED VOLATILITY	0.80%	IB	$249.65	—
EQ/400 MANAGED VOLATILITY	0.90%	IB	$246.98	2
EQ/400 MANAGED VOLATILITY	0.90%	IB	$278.68	3
EQ/400 MANAGED VOLATILITY	0.95%	IB	$277.24	—
EQ/400 MANAGED VOLATILITY	1.00%	IB	$244.33	—
EQ/400 MANAGED VOLATILITY	1.10%	IB	$241.70	9
EQ/400 MANAGED VOLATILITY	1.20%	IB	$239.10	44
EQ/400 MANAGED VOLATILITY	1.20%	IB	$270.09	—

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/400 MANAGED VOLATILITY	1.25%	IB	$268.69	2
EQ/400 MANAGED VOLATILITY	1.34%	IB	$266.17	28
EQ/400 MANAGED VOLATILITY	1.45%	IB	$199.37	—

EQ/500 MANAGED VOLATILITY	0.25%	IB	$316.96	—
EQ/500 MANAGED VOLATILITY	0.50%	IB	$308.57	1
EQ/500 MANAGED VOLATILITY	0.70%	IB	$302.00	—
EQ/500 MANAGED VOLATILITY	0.70%	IB	$337.26	—
EQ/500 MANAGED VOLATILITY	0.80%	IB	$298.76	1
EQ/500 MANAGED VOLATILITY	0.90%	IB	$295.56	4
EQ/500 MANAGED VOLATILITY	0.90%	IB	$330.32	6
EQ/500 MANAGED VOLATILITY	0.95%	IB	$328.60	1
EQ/500 MANAGED VOLATILITY	1.00%	IB	$292.40	1
EQ/500 MANAGED VOLATILITY	1.10%	IB	$289.25	10
EQ/500 MANAGED VOLATILITY	1.20%	IB	$286.13	66
EQ/500 MANAGED VOLATILITY	1.20%	IB	$320.13	2
EQ/500 MANAGED VOLATILITY	1.25%	IB	$318.47	9
EQ/500 MANAGED VOLATILITY	1.34%	IB	$315.48	42

EQ/2000 MANAGED VOLATILITY	0.25%	IB	$258.85	1
EQ/2000 MANAGED VOLATILITY	0.50%	IB	$252.00	1
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$246.63	—
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$290.66	—
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$243.99	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$241.38	1
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$284.68	2
EQ/2000 MANAGED VOLATILITY	0.95%	IB	$283.20	1
EQ/2000 MANAGED VOLATILITY	1.00%	IB	$238.79	—
EQ/2000 MANAGED VOLATILITY	1.10%	IB	$236.22	1
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$233.67	26
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$275.90	—
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$274.47	2
EQ/2000 MANAGED VOLATILITY	1.34%	IB	$271.89	15

EQ/AB DYNAMIC MODERATE GROWTH	0.25%	IB	$164.45	—
EQ/AB DYNAMIC MODERATE GROWTH	0.50%	IB	$160.92	—
EQ/AB DYNAMIC MODERATE GROWTH	0.70%	IB	$158.14	1
EQ/AB DYNAMIC MODERATE GROWTH	0.80%	IB	$156.77	2
EQ/AB DYNAMIC MODERATE GROWTH	0.90%	IB	$155.41	4
EQ/AB DYNAMIC MODERATE GROWTH	0.95%	IB	$154.74	2
EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$154.07	2
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$152.73	7
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$151.39	68
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$150.73	14
EQ/AB DYNAMIC MODERATE GROWTH	1.34%	IB	$149.55	27

EQ/AB SMALL CAP GROWTH	0.70%	IA	$581.98	3
EQ/AB SMALL CAP GROWTH	0.90%	IA	$714.45	18
EQ/AB SMALL CAP GROWTH	1.20%	IA	$664.95	7
EQ/AB SMALL CAP GROWTH	1.34%	IA	$643.02	588
EQ/AB SMALL CAP GROWTH	1.35%	IA	$641.47	2
EQ/AB SMALL CAP GROWTH	1.45%	IA	$460.00	1
EQ/AB SMALL CAP GROWTH	0.25%	IB	$406.55	1
EQ/AB SMALL CAP GROWTH	0.50%	IB	$386.43	22
EQ/AB SMALL CAP GROWTH	0.70%	IB	$625.18	—

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB SMALL CAP GROWTH	0.80%	IB	$683.31	2
EQ/AB SMALL CAP GROWTH	0.90%	IB	$505.28	4
EQ/AB SMALL CAP GROWTH	0.95%	IB	$592.45	24
EQ/AB SMALL CAP GROWTH	1.00%	IB	$639.55	—
EQ/AB SMALL CAP GROWTH	1.10%	IB	$573.59	5
EQ/AB SMALL CAP GROWTH	1.20%	IB	$470.88	193
EQ/AB SMALL CAP GROWTH	1.25%	IB	$297.75	87
EQ/AB SMALL CAP GROWTH	1.30%	IB	$356.38	2

EQ/AGGRESSIVE ALLOCATION	0.25%	B	$323.95	12
EQ/AGGRESSIVE ALLOCATION	0.50%	B	$310.24	42
EQ/AGGRESSIVE ALLOCATION	0.70%	B	$299.64	9
EQ/AGGRESSIVE ALLOCATION	0.80%	B	$360.43	12
EQ/AGGRESSIVE ALLOCATION	0.90%	B	$289.41	325
EQ/AGGRESSIVE ALLOCATION	0.95%	B	$286.90	58
EQ/AGGRESSIVE ALLOCATION	1.00%	B	$284.43	4
EQ/AGGRESSIVE ALLOCATION	1.10%	B	$279.50	84
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$274.66	1,176
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$168.43	33
EQ/AGGRESSIVE ALLOCATION	1.30%	B	$189.09	7
EQ/AGGRESSIVE ALLOCATION	1.34%	B	$268.03	1,499
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$267.56	—
EQ/AGGRESSIVE ALLOCATION	1.45%	B	$262.91	1

EQ/AGGRESSIVE GROWTH STRATEGY	0.25%	IB	$125.00	1
EQ/AGGRESSIVE GROWTH STRATEGY	0.50%	IB	$124.81	12
EQ/AGGRESSIVE GROWTH STRATEGY	0.70%	IB	$124.66	1
EQ/AGGRESSIVE GROWTH STRATEGY	0.80%	IB	$124.58	5
EQ/AGGRESSIVE GROWTH STRATEGY	0.90%	IB	$124.51	17
EQ/AGGRESSIVE GROWTH STRATEGY	0.95%	IB	$124.47	19
EQ/AGGRESSIVE GROWTH STRATEGY	1.00%	IB	$124.43	—
EQ/AGGRESSIVE GROWTH STRATEGY	1.10%	IB	$124.35	18
EQ/AGGRESSIVE GROWTH STRATEGY	1.20%	IB	$124.28	157
EQ/AGGRESSIVE GROWTH STRATEGY	1.25%	IB	$124.24	31
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$124.20	10
EQ/AGGRESSIVE GROWTH STRATEGY	1.34%	IB	$124.17	328

EQ/ALL ASSET GROWTH ALLOCATION	0.25%	IB	$223.21	—
EQ/ALL ASSET GROWTH ALLOCATION	0.50%	IB	$216.97	2
EQ/ALL ASSET GROWTH ALLOCATION	0.70%	IB	$212.09	2
EQ/ALL ASSET GROWTH ALLOCATION	0.80%	IB	$209.69	1
EQ/ALL ASSET GROWTH ALLOCATION	0.90%	IB	$207.31	15
EQ/ALL ASSET GROWTH ALLOCATION	0.95%	IB	$206.13	5
EQ/ALL ASSET GROWTH ALLOCATION	1.00%	IB	$204.96	3
EQ/ALL ASSET GROWTH ALLOCATION	1.10%	IB	$202.63	7
EQ/ALL ASSET GROWTH ALLOCATION	1.20%	IB	$200.32	307
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	IB	$199.18	12
EQ/ALL ASSET GROWTH ALLOCATION	1.34%	IB	$197.14	140
EQ/ALL ASSET GROWTH ALLOCATION	1.45%	IB	$194.67	—

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$153.55	11
EQ/AMERICAN CENTURY MID CAP VALUE	0.25%	IB	$276.37	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.40%	IB	$127.14	1
EQ/AMERICAN CENTURY MID CAP VALUE	0.50%	IB	$269.06	30

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AMERICAN CENTURY MID CAP VALUE	0.70%	IB	$263.32	1
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$260.50	16
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$13.63	11
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$257.71	19
EQ/AMERICAN CENTURY MID CAP VALUE	0.95%	IB	$126.71	22
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$254.95	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$252.21	7
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$249.49	471
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$113.61	19
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$126.44	1
EQ/AMERICAN CENTURY MID CAP VALUE	1.34%	IB	$13.58	6
EQ/AMERICAN CENTURY MID CAP VALUE	1.34%	IB	$126.41	269
EQ/AMERICAN CENTURY MID CAP VALUE	1.35%	IB	$13.58	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.45%	IB	$126.32	—

EQ/BALANCED STRATEGY	1.25%	IA	$177.14	—
EQ/BALANCED STRATEGY	0.25%	IB	$172.46	1
EQ/BALANCED STRATEGY	0.50%	IB	$168.77	35
EQ/BALANCED STRATEGY	0.70%	IB	$165.85	—
EQ/BALANCED STRATEGY	0.80%	IB	$164.42	1
EQ/BALANCED STRATEGY	0.90%	IB	$162.99	9
EQ/BALANCED STRATEGY	0.95%	IB	$162.28	2
EQ/BALANCED STRATEGY	1.00%	IB	$161.58	1
EQ/BALANCED STRATEGY	1.10%	IB	$160.17	9
EQ/BALANCED STRATEGY	1.20%	IB	$158.78	106
EQ/BALANCED STRATEGY	1.25%	IB	$158.09	46
EQ/BALANCED STRATEGY	1.25%	IB	$189.73	80
EQ/BALANCED STRATEGY	1.30%	IB	$188.63	429
EQ/BALANCED STRATEGY	1.34%	IB	$156.84	85
EQ/BALANCED STRATEGY	1.45%	IB	$155.34	—

EQ/BLACKROCK BASIC VALUE EQUITY	0.25%	IB	$336.53	2
EQ/BLACKROCK BASIC VALUE EQUITY	0.50%	IB	$319.83	16
EQ/BLACKROCK BASIC VALUE EQUITY	0.70%	IB	$390.59	9
EQ/BLACKROCK BASIC VALUE EQUITY	0.80%	IB	$362.78	7
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$364.72	16
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$373.30	74
EQ/BLACKROCK BASIC VALUE EQUITY	0.95%	IB	$308.37	37
EQ/BLACKROCK BASIC VALUE EQUITY	1.00%	IB	$364.95	2
EQ/BLACKROCK BASIC VALUE EQUITY	1.10%	IB	$356.74	23
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$346.06	797
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$348.70	72
EQ/BLACKROCK BASIC VALUE EQUITY	1.25%	IB	$167.98	196
EQ/BLACKROCK BASIC VALUE EQUITY	1.30%	IB	$189.79	4
EQ/BLACKROCK BASIC VALUE EQUITY	1.34%	IB	$437.41	975
EQ/BLACKROCK BASIC VALUE EQUITY	1.35%	IB	$337.00	1
EQ/BLACKROCK BASIC VALUE EQUITY	1.45%	IB	$326.93	1

EQ/CAPITAL GROUP RESEARCH	0.50%	IB	$419.36	—
EQ/CAPITAL GROUP RESEARCH	0.70%	IB	$448.78	1
EQ/CAPITAL GROUP RESEARCH	0.90%	IB	$429.88	16
EQ/CAPITAL GROUP RESEARCH	0.95%	IB	$425.27	22
EQ/CAPITAL GROUP RESEARCH	1.10%	IB	$411.73	3

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CAPITAL GROUP RESEARCH	1.20%	IB	$402.90	95
EQ/CAPITAL GROUP RESEARCH	1.25%	IB	$281.43	239
EQ/CAPITAL GROUP RESEARCH	1.30%	IB	$306.18	1
EQ/CAPITAL GROUP RESEARCH	1.34%	IB	$390.89	509
EQ/CAPITAL GROUP RESEARCH	1.35%	IB	$390.04	1
EQ/CAPITAL GROUP RESEARCH	1.45%	IB	$381.68	1

EQ/CLEARBRIDGE LARGE CAP GROWTH	0.70%	IB	$400.49	5
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.90%	IB	$383.62	23
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.95%	IB	$379.51	18
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.10%	IB	$367.43	10
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.20%	IB	$359.55	33
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.25%	IB	$363.14	29
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$414.34	1
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.34%	IB	$348.83	405
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.35%	IB	$348.07	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.45%	IB	$340.61	—

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.25%	IB	$291.74	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.50%	IB	$281.45	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.70%	IB	$273.45	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.80%	IB	$475.60	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.90%	IB	$265.68	8
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.95%	IB	$263.77	4
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IB	$261.88	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IB	$258.11	2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$254.39	28
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$216.74	5
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$243.10	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.34%	IB	$249.29	116
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.45%	IB	$245.34	—

EQ/COMMON STOCK INDEX	0.70%	IA	$431.14	15
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,421.04	22
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,539.28	10
EQ/COMMON STOCK INDEX	0.90%	IA	$596.44	43
EQ/COMMON STOCK INDEX	1.20%	IA	$474.34	10
EQ/COMMON STOCK INDEX	1.35%	IA	$716.92	566
EQ/COMMON STOCK INDEX	1.35%	IA	$749.07	7
EQ/COMMON STOCK INDEX+	1.40%	IA	$955.74	2,044
EQ/COMMON STOCK INDEX	1.45%	IA	$285.19	8
EQ/COMMON STOCK INDEX	0.25%	IB	$295.13	2
EQ/COMMON STOCK INDEX	0.40%	IB	$289.65	11
EQ/COMMON STOCK INDEX	0.50%	IB	$280.53	2
EQ/COMMON STOCK INDEX	0.70%	IB	$284.13	—
EQ/COMMON STOCK INDEX	0.80%	IB	$549.07	2
EQ/COMMON STOCK INDEX	0.90%	IB	$285.06	9
EQ/COMMON STOCK INDEX	0.90%	IB	$319.01	37
EQ/COMMON STOCK INDEX	0.95%	IB	$269.26	98
EQ/COMMON STOCK INDEX	1.00%	IB	$461.04	—
EQ/COMMON STOCK INDEX	1.10%	IB	$260.68	17
EQ/COMMON STOCK INDEX	1.20%	IB	$291.91	600
EQ/COMMON STOCK INDEX	1.25%	IB	$229.91	196
EQ/COMMON STOCK INDEX	1.30%	IB	$255.66	8

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/CONSERVATIVE ALLOCATION	0.25%	B	$178.47	1
EQ/CONSERVATIVE ALLOCATION	0.50%	B	$170.92	9
EQ/CONSERVATIVE ALLOCATION	0.70%	B	$165.08	3
EQ/CONSERVATIVE ALLOCATION	0.80%	B	$159.20	1
EQ/CONSERVATIVE ALLOCATION	0.90%	B	$159.44	52
EQ/CONSERVATIVE ALLOCATION	0.95%	B	$158.06	36
EQ/CONSERVATIVE ALLOCATION	1.00%	B	$156.70	—
EQ/CONSERVATIVE ALLOCATION	1.10%	B	$153.98	24
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$151.31	230
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$129.85	139
EQ/CONSERVATIVE ALLOCATION	1.30%	B	$133.23	7
EQ/CONSERVATIVE ALLOCATION	1.34%	B	$147.66	228
EQ/CONSERVATIVE ALLOCATION	1.35%	B	$147.40	—
EQ/CONSERVATIVE ALLOCATION	1.45%	B	$144.85	—

EQ/CONSERVATIVE GROWTH STRATEGY	0.25%	IB	$158.15	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.50%	IB	$154.76	15
EQ/CONSERVATIVE GROWTH STRATEGY	0.70%	IB	$152.09	2
EQ/CONSERVATIVE GROWTH STRATEGY	0.80%	IB	$150.77	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.90%	IB	$149.46	3
EQ/CONSERVATIVE GROWTH STRATEGY	0.95%	IB	$148.81	3
EQ/CONSERVATIVE GROWTH STRATEGY	1.00%	IB	$148.17	1
EQ/CONSERVATIVE GROWTH STRATEGY	1.10%	IB	$146.88	5
EQ/CONSERVATIVE GROWTH STRATEGY	1.20%	IB	$145.60	59
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$144.96	84
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$171.36	17
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$170.37	38
EQ/CONSERVATIVE GROWTH STRATEGY	1.34%	IB	$143.83	42

EQ/CONSERVATIVE STRATEGY	0.25%	IB	$132.18	—
EQ/CONSERVATIVE STRATEGY	0.50%	IB	$129.35	14
EQ/CONSERVATIVE STRATEGY	0.70%	IB	$127.12	—
EQ/CONSERVATIVE STRATEGY	0.80%	IB	$126.02	—
EQ/CONSERVATIVE STRATEGY	0.90%	IB	$124.92	3
EQ/CONSERVATIVE STRATEGY	0.95%	IB	$124.38	1
EQ/CONSERVATIVE STRATEGY	1.10%	IB	$122.76	6
EQ/CONSERVATIVE STRATEGY	1.20%	IB	$121.69	23
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$121.16	15
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$137.02	6
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$136.23	17
EQ/CONSERVATIVE STRATEGY	1.34%	IB	$120.21	18

EQ/CONSERVATIVE-PLUS ALLOCATION	0.25%	B	$212.06	1
EQ/CONSERVATIVE-PLUS ALLOCATION	0.50%	B	$203.09	24
EQ/CONSERVATIVE-PLUS ALLOCATION	0.70%	B	$196.15	4
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	B	$203.26	3
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	B	$189.45	125
EQ/CONSERVATIVE-PLUS ALLOCATION	0.95%	B	$187.81	25
EQ/CONSERVATIVE-PLUS ALLOCATION	1.00%	B	$186.19	1
EQ/CONSERVATIVE-PLUS ALLOCATION	1.10%	B	$182.97	36
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	B	$179.79	532
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	B	$142.21	130
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	B	$149.43	11

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE-PLUS ALLOCATION	1.34%	B	$175.45	442
EQ/CONSERVATIVE-PLUS ALLOCATION	1.45%	B	$172.11	—

EQ/CORE BOND INDEX	0.25%	IB	$153.70	—
EQ/CORE BOND INDEX	0.40%	IB	$115.14	12
EQ/CORE BOND INDEX	0.50%	IB	$146.52	9
EQ/CORE BOND INDEX	0.70%	IB	$141.00	6
EQ/CORE BOND INDEX	0.80%	IB	$129.21	3
EQ/CORE BOND INDEX	0.90%	IB	$135.69	58
EQ/CORE BOND INDEX	0.95%	IB	$134.39	57
EQ/CORE BOND INDEX	1.00%	IB	$133.10	1
EQ/CORE BOND INDEX	1.10%	IB	$130.56	19
EQ/CORE BOND INDEX	1.20%	IB	$128.06	352
EQ/CORE BOND INDEX	1.25%	IB	$109.15	57
EQ/CORE BOND INDEX	1.30%	IB	$108.91	3
EQ/CORE BOND INDEX	1.34%	IB	$124.65	499
EQ/CORE BOND INDEX	1.35%	IB	$124.40	—
EQ/CORE BOND INDEX	1.45%	IB	$122.02	—

EQ/CORE PLUS BOND	0.70%	A	$145.85	2
EQ/CORE PLUS BOND	0.90%	A	$186.30	24
EQ/CORE PLUS BOND	1.20%	A	$151.48	2
EQ/CORE PLUS BOND	1.34%	A	$197.74	263
EQ/CORE PLUS BOND	1.35%	A	$210.56	2
EQ/CORE PLUS BOND	1.45%	A	$114.41	—
EQ/CORE PLUS BOND	0.50%	B	$166.13	5
EQ/CORE PLUS BOND	0.70%	B	$152.54	—
EQ/CORE PLUS BOND	0.80%	B	$155.92	—
EQ/CORE PLUS BOND	0.90%	B	$125.99	5
EQ/CORE PLUS BOND	0.95%	B	$144.55	37
EQ/CORE PLUS BOND	1.00%	B	$168.18	—
EQ/CORE PLUS BOND	1.10%	B	$139.95	11
EQ/CORE PLUS BOND	1.20%	B	$117.25	161
EQ/CORE PLUS BOND	1.25%	B	$108.89	27
EQ/CORE PLUS BOND	1.30%	B	$113.12	2

EQ/EMERGING MARKETS EQUITY PLUS	0.25%	IB	$124.35	—
EQ/EMERGING MARKETS EQUITY PLUS	0.50%	IB	$121.99	3
EQ/EMERGING MARKETS EQUITY PLUS	0.70%	IB	$120.13	3
EQ/EMERGING MARKETS EQUITY PLUS	0.80%	IB	$119.20	2
EQ/EMERGING MARKETS EQUITY PLUS	0.90%	IB	$118.29	4
EQ/EMERGING MARKETS EQUITY PLUS	0.95%	IB	$117.83	2
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$117.38	—
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$116.48	3
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$115.58	101
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$115.13	15
EQ/EMERGING MARKETS EQUITY PLUS	1.34%	IB	$114.33	66
EQ/EMERGING MARKETS EQUITY PLUS	1.45%	IB	$113.36	—

EQ/EQUITY 500 INDEX	0.70%	IA	$475.63	23
EQ/EQUITY 500 INDEX	0.90%	IA	$658.78	121
EQ/EQUITY 500 INDEX	1.20%	IA	$525.02	28
EQ/EQUITY 500 INDEX	1.34%	IA	$850.76	1,620
EQ/EQUITY 500 INDEX	1.35%	IA	$848.45	5

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/EQUITY 500 INDEX	1.45%	IA	$317.32	4
EQ/EQUITY 500 INDEX	0.25%	IB	$331.16	14
EQ/EQUITY 500 INDEX	0.40%	IB	$289.19	45
EQ/EQUITY 500 INDEX	0.50%	IB	$314.77	23
EQ/EQUITY 500 INDEX	0.70%	IB	$311.86	1
EQ/EQUITY 500 INDEX	0.80%	IB	$539.98	11
EQ/EQUITY 500 INDEX	0.90%	IB	$353.45	56
EQ/EQUITY 500 INDEX	0.95%	IB	$295.54	77
EQ/EQUITY 500 INDEX	1.00%	IB	$445.46	6
EQ/EQUITY 500 INDEX	1.10%	IB	$286.13	76
EQ/EQUITY 500 INDEX	1.20%	IB	$324.73	2,640
EQ/EQUITY 500 INDEX	1.25%	IB	$251.24	340
EQ/EQUITY 500 INDEX	1.30%	IB	$280.83	12

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.25%	IB	$341.60	6
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.50%	IB	$332.57	10
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$325.48	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$360.93	4
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$321.99	13
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$318.54	28
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$353.50	71
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.95%	IB	$351.66	9
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$315.13	7
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$311.74	24
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$308.38	1,024
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$342.60	10
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$340.82	195
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.34%	IB	$337.62	486
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.45%	IB	$266.12	—

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.25%	IB	$192.29	—
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.40%	IB	$167.22	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.50%	IB	$185.51	8
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.70%	IB	$180.24	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.80%	IB	$274.22	3
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.90%	IB	$175.12	13
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.95%	IB	$173.86	17
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.00%	IB	$172.61	—
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.10%	IB	$170.13	13
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.20%	IB	$167.68	111
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.25%	IB	$153.27	45
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IB	$162.99	5
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.34%	IB	$164.31	310
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.45%	IB	$161.71	—

EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$136.18	16
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$136.03	124

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.25%	IB	$240.17	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.50%	IB	$231.70	5
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.70%	IB	$225.11	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.80%	IB	$459.62	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.90%	IB	$218.71	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$217.14	3

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.00%	IB	$215.58	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.10%	IB	$212.48	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$209.42	20
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$174.06	4
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$197.26	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.34%	IB	$205.22	68

EQ/GLOBAL BOND PLUS	0.25%	IB	$150.33	—
EQ/GLOBAL BOND PLUS	0.50%	IB	$144.70	3
EQ/GLOBAL BOND PLUS	0.70%	IB	$140.32	2
EQ/GLOBAL BOND PLUS	0.80%	IB	$129.18	—
EQ/GLOBAL BOND PLUS	0.90%	IB	$136.08	26
EQ/GLOBAL BOND PLUS	0.95%	IB	$135.04	20
EQ/GLOBAL BOND PLUS	1.00%	IB	$134.01	—
EQ/GLOBAL BOND PLUS	1.10%	IB	$131.96	18
EQ/GLOBAL BOND PLUS	1.20%	IB	$129.93	86
EQ/GLOBAL BOND PLUS	1.25%	IB	$129.71	30
EQ/GLOBAL BOND PLUS	1.30%	IB	$131.07	1
EQ/GLOBAL BOND PLUS	1.34%	IB	$127.16	192
EQ/GLOBAL BOND PLUS	1.35%	IB	$126.96	—
EQ/GLOBAL BOND PLUS	1.45%	IB	$125.01	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.25%	IB	$493.32	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$468.84	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$345.09	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$564.00	4
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$346.04	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$539.03	40
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$639.35	5
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$469.94	22
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$526.96	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$515.11	8
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$475.48	127
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$503.50	19
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$143.15	28
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$195.36	2
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$323.38	877
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$523.02	16
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$486.60	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$449.19	—

EQ/GOLDMAN SACHS MID CAP VALUE	0.25%	IB	$252.05	1
EQ/GOLDMAN SACHS MID CAP VALUE	0.50%	IB	$245.38	5
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$207.18	2
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$240.15	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$237.57	3
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$203.20	14
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$235.03	3
EQ/GOLDMAN SACHS MID CAP VALUE	0.95%	IB	$202.22	3
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	IB	$232.51	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.10%	IB	$230.01	4
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$197.35	2
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$227.53	124

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	IB	$196.39	43
EQ/GOLDMAN SACHS MID CAP VALUE	1.34%	IB	$194.67	128
EQ/GOLDMAN SACHS MID CAP VALUE	1.45%	IB	$192.58	—

EQ/GROWTH STRATEGY	1.10%	IA	$217.45	6
EQ/GROWTH STRATEGY	1.25%	IA	$213.75	2

EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	IA	$175.67	4
EQ/INTERMEDIATE GOVERNMENT BOND+	0.74%	IA	$102.63	7
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$184.45	7
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IA	$163.24	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.34%	IA	$178.60	206
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IA	$171.89	2
EQ/INTERMEDIATE GOVERNMENT BOND	1.45%	IA	$142.35	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$109.51	4
EQ/INTERMEDIATE GOVERNMENT BOND	0.25%	IB	$166.81	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$158.55	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IB	$111.82	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IB	$155.82	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.95%	IB	$151.26	23
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$121.62	—
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$146.45	8
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$145.68	19
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$110.95	42
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$111.02	1

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.25%	IB	$170.72	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.40%	IB	$122.54	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$162.25	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.70%	IB	$175.45	4
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$237.00	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$168.06	52
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$204.26	25
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.00%	IB	$164.48	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.10%	IB	$160.96	10
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$157.51	315
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$102.89	16
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$118.86	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.34%	IB	$152.82	696
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.45%	IB	$185.46	—

EQ/INTERNATIONAL EQUITY INDEX	0.70%	IA	$173.25	7
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$181.57	85
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IA	$154.40	8
EQ/INTERNATIONAL EQUITY INDEX	1.34%	IA	$168.94	1,845
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IA	$168.50	7
EQ/INTERNATIONAL EQUITY INDEX	1.45%	IA	$130.23	2
EQ/INTERNATIONAL EQUITY INDEX	0.25%	IB	$155.16	2
EQ/INTERNATIONAL EQUITY INDEX	0.40%	IB	$159.51	11
EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$147.48	7
EQ/INTERNATIONAL EQUITY INDEX	0.70%	IB	$148.63	—
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IB	$240.09	1
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$147.54	23
EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$140.85	58

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$213.20	1
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$136.36	20
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$133.12	267
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$82.55	51
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$99.44	5

EQ/INTERNATIONAL MANAGED VOLATILITY	0.25%	IB	$152.17	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.50%	IB	$148.14	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.70%	IB	$154.98	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$143.43	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$141.90	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$151.79	8
EQ/INTERNATIONAL MANAGED VOLATILITY	0.95%	IB	$151.00	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.00%	IB	$140.37	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.10%	IB	$138.86	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$137.37	62
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$147.11	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.25%	IB	$146.34	2
EQ/INTERNATIONAL MANAGED VOLATILITY	1.34%	IB	$144.97	38

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.25%	IB	$158.55	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.40%	IB	$150.80	35
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.50%	IB	$150.68	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.70%	IB	$179.42	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$222.84	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$171.86	44
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$170.02	31
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.00%	IB	$168.20	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.10%	IB	$164.60	7
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$161.07	95
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$92.23	15
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$106.18	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.34%	IB	$156.27	884
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$155.93	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.45%	IB	$167.07	—

EQ/INVESCO COMSTOCK	0.25%	IB	$256.99	—
EQ/INVESCO COMSTOCK	0.50%	IB	$247.09	5
EQ/INVESCO COMSTOCK	0.70%	IB	$239.41	1
EQ/INVESCO COMSTOCK	0.80%	IB	$398.41	1
EQ/INVESCO COMSTOCK	0.90%	IB	$231.97	33
EQ/INVESCO COMSTOCK	0.95%	IB	$230.14	15
EQ/INVESCO COMSTOCK	1.00%	IB	$228.34	—
EQ/INVESCO COMSTOCK	1.10%	IB	$224.75	13
EQ/INVESCO COMSTOCK	1.20%	IB	$221.20	138
EQ/INVESCO COMSTOCK	1.25%	IB	$172.71	21
EQ/INVESCO COMSTOCK	1.30%	IB	$188.12	1
EQ/INVESCO COMSTOCK	1.34%	IB	$216.35	315
EQ/INVESCO COMSTOCK	1.45%	IB	$212.59	—

EQ/INVESCO GLOBAL	0.25%	IB	$306.75	1
EQ/INVESCO GLOBAL	0.50%	IB	$295.93	20
EQ/INVESCO GLOBAL	0.70%	IB	$287.51	5
EQ/INVESCO GLOBAL	0.80%	IB	$480.52	6

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO GLOBAL	0.90%	IB	$279.34	32
EQ/INVESCO GLOBAL	0.95%	IB	$277.33	8
EQ/INVESCO GLOBAL	1.00%	IB	$275.34	1
EQ/INVESCO GLOBAL	1.10%	IB	$271.38	16
EQ/INVESCO GLOBAL	1.20%	IB	$267.47	557
EQ/INVESCO GLOBAL	1.25%	IB	$218.87	73
EQ/INVESCO GLOBAL	1.30%	IB	$250.23	1
EQ/INVESCO GLOBAL	1.34%	IB	$262.10	420
EQ/INVESCO GLOBAL	1.45%	IB	$257.94	—

EQ/INVESCO GLOBAL REAL ESTATE	0.25%	IB	$172.44	2
EQ/INVESCO GLOBAL REAL ESTATE	0.50%	IB	$167.88	25
EQ/INVESCO GLOBAL REAL ESTATE	0.70%	IB	$162.00	2
EQ/INVESCO GLOBAL REAL ESTATE	0.70%	IB	$164.30	—
EQ/INVESCO GLOBAL REAL ESTATE	0.80%	IB	$162.54	9
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$158.67	39
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$160.80	6
EQ/INVESCO GLOBAL REAL ESTATE	0.95%	IB	$157.84	6
EQ/INVESCO GLOBAL REAL ESTATE	1.00%	IB	$159.07	1
EQ/INVESCO GLOBAL REAL ESTATE	1.10%	IB	$157.36	9
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$153.77	5
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$155.66	254
EQ/INVESCO GLOBAL REAL ESTATE	1.25%	IB	$152.97	27
EQ/INVESCO GLOBAL REAL ESTATE	1.34%	IB	$151.54	196
EQ/INVESCO GLOBAL REAL ESTATE	1.45%	IB	$130.77	—

EQ/INVESCO INTERNATIONAL GROWTH	0.25%	IB	$201.49	—
EQ/INVESCO INTERNATIONAL GROWTH	0.50%	IB	$196.16	18
EQ/INVESCO INTERNATIONAL GROWTH	0.70%	IB	$164.88	5
EQ/INVESCO INTERNATIONAL GROWTH	0.80%	IB	$189.92	8
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$161.71	25
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$187.89	7
EQ/INVESCO INTERNATIONAL GROWTH	0.95%	IB	$160.93	5
EQ/INVESCO INTERNATIONAL GROWTH	1.00%	IB	$185.88	1
EQ/INVESCO INTERNATIONAL GROWTH	1.10%	IB	$183.88	5
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$157.05	2
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$181.89	356
EQ/INVESCO INTERNATIONAL GROWTH	1.25%	IB	$156.29	16
EQ/INVESCO INTERNATIONAL GROWTH	1.34%	IB	$154.92	179
EQ/INVESCO INTERNATIONAL GROWTH	1.45%	IB	$153.26	—

EQ/JANUS ENTERPRISE	0.25%	IB	$446.87	1
EQ/JANUS ENTERPRISE	0.40%	IB	$252.37	7
EQ/JANUS ENTERPRISE	0.50%	IB	$429.66	6
EQ/JANUS ENTERPRISE	0.70%	IB	$416.30	6
EQ/JANUS ENTERPRISE	0.80%	IB	$516.40	3
EQ/JANUS ENTERPRISE	0.90%	IB	$403.37	88
EQ/JANUS ENTERPRISE	0.95%	IB	$400.20	22
EQ/JANUS ENTERPRISE	1.00%	IB	$397.05	2
EQ/JANUS ENTERPRISE	1.10%	IB	$390.81	18
EQ/JANUS ENTERPRISE	1.20%	IB	$384.65	495
EQ/JANUS ENTERPRISE	1.25%	IB	$249.82	197
EQ/JANUS ENTERPRISE	1.30%	IB	$294.92	4

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/JANUS ENTERPRISE	1.34%	IB	$376.21	735
EQ/JANUS ENTERPRISE	1.35%	IB	$375.60	1
EQ/JANUS ENTERPRISE	1.45%	IB	$369.68	—

EQ/JPMORGAN VALUE OPPORTUNITIES	0.25%	IB	$334.07	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.40%	IB	$263.54	4
EQ/JPMORGAN VALUE OPPORTUNITIES	0.50%	IB	$317.49	28
EQ/JPMORGAN VALUE OPPORTUNITIES	0.70%	IB	$308.75	3
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$464.86	12
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$291.85	7
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$295.08	35
EQ/JPMORGAN VALUE OPPORTUNITIES	0.95%	IB	$271.18	9
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$288.48	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$281.99	12
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$272.72	272
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$275.63	46
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$195.94	80
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$219.86	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.34%	IB	$336.89	303
EQ/JPMORGAN VALUE OPPORTUNITIES	1.35%	IB	$266.38	—
EQ/JPMORGAN VALUE OPPORTUNITIES	1.45%	IB	$257.64	—

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.25%	IB	$292.59	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$278.07	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.70%	IB	$283.03	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$477.42	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$271.11	5
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$268.20	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.10%	IB	$259.66	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$254.09	28
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$226.38	5
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$246.71	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.34%	IB	$246.52	104
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.45%	IB	$240.71	—

EQ/LARGE CAP GROWTH INDEX	0.25%	IB	$340.26	2
EQ/LARGE CAP GROWTH INDEX	0.50%	IB	$323.38	3
EQ/LARGE CAP GROWTH INDEX	0.70%	IB	$344.07	5
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$728.33	5
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$329.58	92
EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$326.05	38
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$322.56	1
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$315.66	27
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$308.89	609
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$406.71	32
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$450.80	1
EQ/LARGE CAP GROWTH INDEX	1.34%	IB	$299.69	883
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$299.03	2
EQ/LARGE CAP GROWTH INDEX	1.45%	IB	$292.62	1

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.25%	IB	$261.31	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.50%	IB	$248.34	5
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.70%	IB	$426.89	8
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$628.64	—

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$365.30	19
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$407.99	60
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$342.59	73
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.00%	IB	$398.86	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.10%	IB	$389.89	13
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$365.98	218
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$381.10	25
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$334.08	13
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$383.19	3
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.34%	IB	$551.80	1,514
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$368.31	3
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.45%	IB	$345.74	3

EQ/LARGE CAP VALUE INDEX	0.25%	IB	$154.75	2
EQ/LARGE CAP VALUE INDEX	0.50%	IB	$148.94	2
EQ/LARGE CAP VALUE INDEX	0.70%	IB	$144.44	2
EQ/LARGE CAP VALUE INDEX	0.80%	IB	$402.60	2
EQ/LARGE CAP VALUE INDEX	0.90%	IB	$140.07	72
EQ/LARGE CAP VALUE INDEX	0.95%	IB	$139.00	19
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$137.94	1
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$135.82	14
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$133.74	374
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$111.89	48
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$122.38	1
EQ/LARGE CAP VALUE INDEX	1.34%	IB	$130.88	384
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$130.68	—
EQ/LARGE CAP VALUE INDEX	1.45%	IB	$128.68	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.70%	IA	$247.76	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$237.32	50
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IA	$222.43	18
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.34%	IA	$215.80	3,328
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IA	$215.33	7
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.45%	IA	$225.40	4
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.25%	IB	$289.52	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.40%	IB	$223.47	21
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$275.16	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IB	$385.77	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$234.25	23
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$245.77	89
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.00%	IB	$232.27	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$224.36	6
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$219.55	237
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$222.43	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$142.77	21
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$156.87	5

EQ/LAZARD EMERGING MARKETS EQUITY	0.25%	IB	$123.32	4
EQ/LAZARD EMERGING MARKETS EQUITY	0.50%	IB	$120.17	48
EQ/LAZARD EMERGING MARKETS EQUITY	0.70%	IB	$117.69	14
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$116.48	20
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$115.27	119
EQ/LAZARD EMERGING MARKETS EQUITY	0.95%	IB	$114.67	20

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$114.08	7
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$112.89	34
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$111.71	1,208
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$111.13	62
EQ/LAZARD EMERGING MARKETS EQUITY	1.34%	IB	$110.09	793
EQ/LAZARD EMERGING MARKETS EQUITY	1.45%	IB	$97.60	—

EQ/LOOMIS SAYLES GROWTH	0.25%	IB	$554.90	1
EQ/LOOMIS SAYLES GROWTH	0.40%	IB	$355.37	4
EQ/LOOMIS SAYLES GROWTH	0.50%	IB	$532.79	7
EQ/LOOMIS SAYLES GROWTH	0.70%	IB	$515.65	2
EQ/LOOMIS SAYLES GROWTH	0.80%	IB	$603.01	1
EQ/LOOMIS SAYLES GROWTH	0.90%	IB	$499.08	19
EQ/LOOMIS SAYLES GROWTH	0.95%	IB	$495.02	6
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$490.99	—
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$483.00	5
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$475.12	16
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$373.84	68
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$410.93	1
EQ/LOOMIS SAYLES GROWTH	1.34%	IB	$464.33	150
EQ/LOOMIS SAYLES GROWTH	1.35%	IB	$463.56	—
EQ/LOOMIS SAYLES GROWTH	1.45%	IB	$455.99	—

EQ/MFS INTERNATIONAL GROWTH	0.25%	IB	$317.79	3
EQ/MFS INTERNATIONAL GROWTH	0.40%	IB	$203.50	10
EQ/MFS INTERNATIONAL GROWTH	0.50%	IB	$305.55	13
EQ/MFS INTERNATIONAL GROWTH	0.70%	IB	$296.06	3
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$351.85	7
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$286.86	52
EQ/MFS INTERNATIONAL GROWTH	0.95%	IB	$284.60	8
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$282.37	1
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$277.93	10
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$273.55	405
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$168.26	36
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$200.11	1
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$267.44	25
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$267.54	316
EQ/MFS INTERNATIONAL GROWTH	1.35%	IB	$267.12	—
EQ/MFS INTERNATIONAL GROWTH	1.45%	IB	$262.90	—

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$182.20	14
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.25%	IB	$291.80	8
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.50%	IB	$284.08	54
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.70%	IB	$278.02	—
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.70%	IB	$291.24	20
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.80%	IB	$275.05	36
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	IB	$272.10	32
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	IB	$285.25	84
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.95%	IB	$283.76	16
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	IB	$269.19	6
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.10%	IB	$266.29	21
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	IB	$263.42	1,480
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	IB	$276.45	9

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	IB	$275.01	113
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.34%	IB	$272.43	831
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.45%	IB	$228.41	—

EQ/MFS MID CAP FOCUSED GROWTH	0.25%	IB	$314.91	3
EQ/MFS MID CAP FOCUSED GROWTH	0.50%	IB	$307.39	5
EQ/MFS MID CAP FOCUSED GROWTH	0.70%	IB	$301.48	11
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$298.56	9
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$295.68	45
EQ/MFS MID CAP FOCUSED GROWTH	0.95%	IB	$294.25	5
EQ/MFS MID CAP FOCUSED GROWTH	1.00%	IB	$292.82	1
EQ/MFS MID CAP FOCUSED GROWTH	1.10%	IB	$289.98	9
EQ/MFS MID CAP FOCUSED GROWTH	1.20%	IB	$287.16	452
EQ/MFS MID CAP FOCUSED GROWTH	1.25%	IB	$285.77	69
EQ/MFS MID CAP FOCUSED GROWTH	1.34%	IB	$283.27	368
EQ/MFS MID CAP FOCUSED GROWTH	1.45%	IB	$280.23	—

EQ/MFS TECHNOLOGY	0.25%	IB	$673.86	3
EQ/MFS TECHNOLOGY	0.50%	IB	$656.64	10
EQ/MFS TECHNOLOGY	0.70%	IB	$643.12	4
EQ/MFS TECHNOLOGY	0.80%	IB	$636.46	7
EQ/MFS TECHNOLOGY	0.90%	IB	$629.88	21
EQ/MFS TECHNOLOGY	0.95%	IB	$626.61	5
EQ/MFS TECHNOLOGY	1.00%	IB	$623.36	1
EQ/MFS TECHNOLOGY	1.10%	IB	$616.88	9
EQ/MFS TECHNOLOGY	1.20%	IB	$610.46	281
EQ/MFS TECHNOLOGY	1.25%	IB	$607.29	37
EQ/MFS TECHNOLOGY	1.34%	IB	$601.60	214
EQ/MFS TECHNOLOGY	1.45%	IB	$464.08	—

EQ/MFS UTILITIES SERIES	0.25%	IB	$254.46	1
EQ/MFS UTILITIES SERIES	0.40%	IB	$196.23	13
EQ/MFS UTILITIES SERIES	0.50%	IB	$247.95	2
EQ/MFS UTILITIES SERIES	0.70%	IB	$242.84	2
EQ/MFS UTILITIES SERIES	0.80%	IB	$240.33	6
EQ/MFS UTILITIES SERIES	0.90%	IB	$237.84	44
EQ/MFS UTILITIES SERIES	0.95%	IB	$236.61	5
EQ/MFS UTILITIES SERIES	1.00%	IB	$235.38	1
EQ/MFS UTILITIES SERIES	1.10%	IB	$232.93	9
EQ/MFS UTILITIES SERIES	1.20%	IB	$230.51	249
EQ/MFS UTILITIES SERIES	1.25%	IB	$229.31	67
EQ/MFS UTILITIES SERIES	1.34%	IB	$227.16	195
EQ/MFS UTILITIES SERIES	1.45%	IB	$183.33	—

EQ/MID CAP INDEX	0.25%	IB	$355.13	6
EQ/MID CAP INDEX	0.40%	IB	$247.18	46
EQ/MID CAP INDEX	0.50%	IB	$337.51	6
EQ/MID CAP INDEX	0.70%	IB	$316.50	11
EQ/MID CAP INDEX	0.80%	IB	$511.15	5
EQ/MID CAP INDEX	0.90%	IB	$303.80	164
EQ/MID CAP INDEX	0.95%	IB	$300.70	38
EQ/MID CAP INDEX	1.00%	IB	$297.64	5
EQ/MID CAP INDEX	1.10%	IB	$291.58	29
EQ/MID CAP INDEX	1.20%	IB	$285.63	915

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	1.25%	IB	$195.06	247
EQ/MID CAP INDEX	1.30%	IB	$227.43	3
EQ/MID CAP INDEX	1.34%	IB	$277.52	1,688
EQ/MID CAP INDEX	1.35%	IB	$276.94	—
EQ/MID CAP INDEX	1.45%	IB	$271.29	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.25%	IB	$414.85	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.50%	IB	$394.27	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.70%	IB	$307.09	5
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IB	$441.62	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$293.50	21
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$363.21	10
EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$366.82	37
EQ/MID CAP VALUE MANAGED VOLATILITY	1.00%	IB	$286.93	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.10%	IB	$280.48	7
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$273.31	147
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$274.15	24
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$174.36	20
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$199.18	2
EQ/MID CAP VALUE MANAGED VOLATILITY	1.34%	IB	$335.06	1,193
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$264.95	2
EQ/MID CAP VALUE MANAGED VOLATILITY	1.45%	IB	$258.20	1

EQ/MODERATE ALLOCATION	0.70%	A	$279.07	21
EQ/MODERATE ALLOCATION+	0.70%	A	$279.72	1
EQ/MODERATE ALLOCATION+	0.90%	A	$208.76	5
EQ/MODERATE ALLOCATION	0.90%	A	$326.29	264
EQ/MODERATE ALLOCATION+	0.90%	A	$331.70	15
EQ/MODERATE ALLOCATION	1.20%	A	$280.00	22
EQ/MODERATE ALLOCATION+	1.34%	A	$104.41	7,916
EQ/MODERATE ALLOCATION	1.35%	A	$324.04	606
EQ/MODERATE ALLOCATION	1.35%	A	$326.10	9
EQ/MODERATE ALLOCATION	1.45%	A	$205.83	2
EQ/MODERATE ALLOCATION	0.25%	B	$214.36	5
EQ/MODERATE ALLOCATION	0.40%	B	$164.09	22
EQ/MODERATE ALLOCATION	0.50%	B	$203.76	89
EQ/MODERATE ALLOCATION	0.80%	B	$226.51	13
EQ/MODERATE ALLOCATION	0.90%	B	$228.54	72
EQ/MODERATE ALLOCATION	0.95%	B	$203.17	93
EQ/MODERATE ALLOCATION	1.00%	B	$223.27	5
EQ/MODERATE ALLOCATION	1.10%	B	$196.70	166
EQ/MODERATE ALLOCATION	1.20%	B	$210.65	2,204
EQ/MODERATE ALLOCATION	1.25%	B	$144.02	286
EQ/MODERATE ALLOCATION	1.30%	B	$155.70	59

EQ/MODERATE GROWTH STRATEGY	0.25%	IB	$187.95	8
EQ/MODERATE GROWTH STRATEGY	0.50%	IB	$183.92	51
EQ/MODERATE GROWTH STRATEGY	0.70%	IB	$180.75	1
EQ/MODERATE GROWTH STRATEGY	0.80%	IB	$179.18	1
EQ/MODERATE GROWTH STRATEGY	0.90%	IB	$177.63	26
EQ/MODERATE GROWTH STRATEGY	0.95%	IB	$176.86	5
EQ/MODERATE GROWTH STRATEGY	1.00%	IB	$176.09	2
EQ/MODERATE GROWTH STRATEGY	1.10%	IB	$174.56	18

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE GROWTH STRATEGY	1.20%	IB	$173.03	334
EQ/MODERATE GROWTH STRATEGY	1.25%	IB	$172.28	62
EQ/MODERATE GROWTH STRATEGY	1.34%	IB	$170.93	124
EQ/MODERATE GROWTH STRATEGY	1.45%	IB	$169.29	—

EQ/MODERATE-PLUS ALLOCATION	0.25%	B	$285.72	12
EQ/MODERATE-PLUS ALLOCATION	0.50%	B	$273.63	24
EQ/MODERATE-PLUS ALLOCATION	0.70%	B	$264.28	22
EQ/MODERATE-PLUS ALLOCATION	0.80%	B	$288.61	14
EQ/MODERATE-PLUS ALLOCATION	0.90%	B	$255.26	434
EQ/MODERATE-PLUS ALLOCATION	0.95%	B	$253.05	135
EQ/MODERATE-PLUS ALLOCATION	1.00%	B	$250.86	3
EQ/MODERATE-PLUS ALLOCATION	1.10%	B	$246.52	155
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$242.24	1,919
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$159.32	124
EQ/MODERATE-PLUS ALLOCATION	1.30%	B	$174.59	60
EQ/MODERATE-PLUS ALLOCATION	1.34%	B	$236.40	2,888
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$235.98	3
EQ/MODERATE-PLUS ALLOCATION	1.45%	B	$231.89	1

EQ/MONEY MARKET++	0.00%	IA	$1.03	546
EQ/MONEY MARKET++	0.70%	IA	$1.03	3
EQ/MONEY MARKET	0.70%	IA	$129.99	3
EQ/MONEY MARKET+	0.74%	IA	$46.09	14
EQ/MONEY MARKET++	0.90%	IA	$1.03	979
EQ/MONEY MARKET	0.90%	IA	$133.12	26
EQ/MONEY MARKET++	1.20%	IA	$1.03	52
EQ/MONEY MARKET	1.20%	IA	$120.08	1
EQ/MONEY MARKET++	1.34%	IA	$1.03	195
EQ/MONEY MARKET	1.35%	IA	$128.31	80
EQ/MONEY MARKET	1.35%	IA	$128.92	10
EQ/MONEY MARKET+	1.40%	IA	$32.62	848
EQ/MONEY MARKET	1.45%	IA	$106.16	—
EQ/MONEY MARKET++	0.00%	IB	$1.03	616
EQ/MONEY MARKET++	0.25%	IB	$1.03	67
EQ/MONEY MARKET	0.25%	IB	$121.57	1
EQ/MONEY MARKET++	0.40%	IB	$1.03	14
EQ/MONEY MARKET	0.40%	IB	$100.02	4
EQ/MONEY MARKET++	0.50%	IB	$1.03	134
EQ/MONEY MARKET	0.50%	IB	$115.55	13
EQ/MONEY MARKET++	0.70%	IB	$1.03	—
EQ/MONEY MARKET++	0.80%	IB	$1.03	170
EQ/MONEY MARKET	0.80%	IB	$94.10	—
EQ/MONEY MARKET++	0.90%	IB	$1.03	139
EQ/MONEY MARKET	0.90%	IB	$105.72	1
EQ/MONEY MARKET	0.90%	IB	$116.87	3
EQ/MONEY MARKET	0.95%	IB	$110.93	107
EQ/MONEY MARKET++	1.00%	IB	$1.03	17
EQ/MONEY MARKET	1.00%	IB	$100.29	3
EQ/MONEY MARKET++	1.10%	IB	$1.03	396
EQ/MONEY MARKET	1.10%	IB	$107.40	30
EQ/MONEY MARKET++	1.20%	IB	$1.03	15,149
EQ/MONEY MARKET	1.20%	IB	$109.06	95

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET	1.25%	IB	$91.07	127
EQ/MONEY MARKET	1.30%	IB	$92.80	3

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.25%	IB	$179.10	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.50%	IB	$178.83	5
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.70%	IB	$178.61	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.80%	IB	$178.50	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	IB	$24.07	14
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	IB	$178.39	15
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.95%	IB	$178.34	17
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.00%	IB	$178.28	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.10%	IB	$178.17	7
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.20%	IB	$178.06	32
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.25%	IB	$178.01	46
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.30%	IB	$177.95	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.34%	IB	$23.99	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.34%	IB	$177.91	485
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.35%	IB	$23.99	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.45%	IB	$177.79	—

EQ/PIMCO GLOBAL REAL RETURN	0.25%	IB	$126.40	—
EQ/PIMCO GLOBAL REAL RETURN	0.50%	IB	$124.00	27
EQ/PIMCO GLOBAL REAL RETURN	0.70%	IB	$122.11	19
EQ/PIMCO GLOBAL REAL RETURN	0.80%	IB	$121.17	13
EQ/PIMCO GLOBAL REAL RETURN	0.90%	IB	$120.24	27
EQ/PIMCO GLOBAL REAL RETURN	0.95%	IB	$119.78	10
EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$119.32	—
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$118.40	11
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$117.48	225
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$117.03	68
EQ/PIMCO GLOBAL REAL RETURN	1.34%	IB	$116.22	112
EQ/PIMCO GLOBAL REAL RETURN	1.45%	IB	$115.23	—

EQ/PIMCO ULTRA SHORT BOND	1.10%	IA	$98.85	1
EQ/PIMCO ULTRA SHORT BOND	0.25%	IB	$123.88	—
EQ/PIMCO ULTRA SHORT BOND	0.50%	IB	$119.11	7
EQ/PIMCO ULTRA SHORT BOND	0.70%	IB	$115.41	4
EQ/PIMCO ULTRA SHORT BOND	0.80%	IB	$108.16	2
EQ/PIMCO ULTRA SHORT BOND	0.90%	IB	$111.82	33
EQ/PIMCO ULTRA SHORT BOND	0.95%	IB	$110.94	45
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$110.07	—
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$108.34	25
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$106.63	176
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$107.16	51
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$106.18	1
EQ/PIMCO ULTRA SHORT BOND	1.34%	IB	$104.29	375
EQ/PIMCO ULTRA SHORT BOND	1.35%	IB	$104.13	—
EQ/PIMCO ULTRA SHORT BOND	1.45%	IB	$102.48	—

EQ/QUALITY BOND PLUS	0.70%	IA	$185.21	1
EQ/QUALITY BOND PLUS	0.90%	IA	$200.70	10
EQ/QUALITY BOND PLUS	1.20%	IA	$173.51	1
EQ/QUALITY BOND PLUS	1.34%	IA	$190.21	279
EQ/QUALITY BOND PLUS	1.35%	IA	$200.22	1

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/QUALITY BOND PLUS	1.45%	IA	$147.85	—
EQ/QUALITY BOND PLUS	0.25%	IB	$174.51	—
EQ/QUALITY BOND PLUS	0.50%	IB	$165.88	4
EQ/QUALITY BOND PLUS	0.80%	IB	$124.77	—
EQ/QUALITY BOND PLUS	0.90%	IB	$161.93	3
EQ/QUALITY BOND PLUS	0.95%	IB	$158.53	28
EQ/QUALITY BOND PLUS	1.00%	IB	$127.55	—
EQ/QUALITY BOND PLUS	1.10%	IB	$153.49	8
EQ/QUALITY BOND PLUS	1.20%	IB	$151.54	79
EQ/QUALITY BOND PLUS	1.25%	IB	$111.47	29
EQ/QUALITY BOND PLUS	1.30%	IB	$111.24	1

EQ/SMALL COMPANY INDEX	0.25%	IB	$475.15	1
EQ/SMALL COMPANY INDEX	0.40%	IB	$255.05	45
EQ/SMALL COMPANY INDEX	0.50%	IB	$452.96	2
EQ/SMALL COMPANY INDEX	0.70%	IB	$435.88	3
EQ/SMALL COMPANY INDEX	0.80%	IB	$517.40	2
EQ/SMALL COMPANY INDEX	0.90%	IB	$419.45	51
EQ/SMALL COMPANY INDEX	0.95%	IB	$415.44	12
EQ/SMALL COMPANY INDEX	1.00%	IB	$411.47	1
EQ/SMALL COMPANY INDEX	1.10%	IB	$403.61	13
EQ/SMALL COMPANY INDEX	1.20%	IB	$395.87	307
EQ/SMALL COMPANY INDEX	1.25%	IB	$223.65	100
EQ/SMALL COMPANY INDEX	1.30%	IB	$245.52	1
EQ/SMALL COMPANY INDEX	1.34%	IB	$385.32	619
EQ/SMALL COMPANY INDEX	1.35%	IB	$384.57	—
EQ/SMALL COMPANY INDEX	1.45%	IB	$377.20	—

EQ/T. ROWE PRICE GROWTH STOCK	0.25%	IB	$504.34	1
EQ/T. ROWE PRICE GROWTH STOCK	0.40%	IB	$386.27	26
EQ/T. ROWE PRICE GROWTH STOCK	0.50%	IB	$484.24	17
EQ/T. ROWE PRICE GROWTH STOCK	0.70%	IB	$468.67	16
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$725.08	13
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$453.60	96
EQ/T. ROWE PRICE GROWTH STOCK	0.95%	IB	$449.91	21
EQ/T. ROWE PRICE GROWTH STOCK	1.00%	IB	$446.25	6
EQ/T. ROWE PRICE GROWTH STOCK	1.10%	IB	$438.99	31
EQ/T. ROWE PRICE GROWTH STOCK	1.20%	IB	$431.82	1,274
EQ/T. ROWE PRICE GROWTH STOCK	1.25%	IB	$364.83	273
EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IB	$393.59	2
EQ/T. ROWE PRICE GROWTH STOCK	1.34%	IB	$422.02	1,041
EQ/T. ROWE PRICE GROWTH STOCK	1.35%	IB	$421.32	1
EQ/T. ROWE PRICE GROWTH STOCK	1.45%	IB	$414.44	—

EQ/WELLINGTON ENERGY	0.25%	IB	$44.76	1
EQ/WELLINGTON ENERGY	0.40%	IB	$42.33	12
EQ/WELLINGTON ENERGY	0.50%	IB	$43.57	10
EQ/WELLINGTON ENERGY	0.70%	IB	$42.64	—
EQ/WELLINGTON ENERGY	0.70%	IB	$48.22	3
EQ/WELLINGTON ENERGY	0.80%	IB	$42.19	4
EQ/WELLINGTON ENERGY	0.90%	IB	$41.73	6
EQ/WELLINGTON ENERGY	0.90%	IB	$47.23	31
EQ/WELLINGTON ENERGY	0.95%	IB	$46.98	7

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/WELLINGTON ENERGY	1.00%	IB	$41.29	1
EQ/WELLINGTON ENERGY	1.10%	IB	$40.84	19
EQ/WELLINGTON ENERGY	1.20%	IB	$40.40	366
EQ/WELLINGTON ENERGY	1.20%	IB	$45.77	6
EQ/WELLINGTON ENERGY	1.25%	IB	$45.53	25
EQ/WELLINGTON ENERGY	1.34%	IB	$45.10	298
EQ/WELLINGTON ENERGY	1.45%	IB	$33.63	—

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.25%	SERVICE CLASS 2	$258.77	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.50%	SERVICE CLASS 2	$251.92	6
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.80%	SERVICE CLASS 2	$243.91	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$241.30	2
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$238.71	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$236.14	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$233.60	80

FIDELITY® VIP MID CAP PORTFOLIO	0.25%	SERVICE CLASS 2	$266.60	4
FIDELITY® VIP MID CAP PORTFOLIO	0.50%	SERVICE CLASS 2	$259.54	2
FIDELITY® VIP MID CAP PORTFOLIO	0.70%	SERVICE CLASS 2	$254.01	—
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$251.29	3
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$248.60	4
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$245.94	1
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$243.29	3
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$240.66	344

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.25%	SERIES II	$324.66	—
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.50%	SERIES II	$316.07	4
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.80%	SERIES II	$306.02	1
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.90%	SERIES II	$302.74	—
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.00%	SERIES II	$299.50	—
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.10%	SERIES II	$296.28	1
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.20%	SERIES II	$293.08	30

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$141.15	19
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.25%	SERIES II	$227.16	7
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.50%	SERIES II	$221.15	22
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.70%	SERIES II	$216.44	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.80%	SERIES II	$214.12	6
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.90%	SERIES II	$211.83	11
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.00%	SERIES II	$209.56	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.10%	SERIES II	$207.30	2
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.20%	SERIES II	$205.06	265

INVESCO V.I. HIGH YIELD FUND	0.25%	SERIES II	$151.34	—
INVESCO V.I. HIGH YIELD FUND	0.50%	SERIES II	$147.73	7
INVESCO V.I. HIGH YIELD FUND	0.70%	SERIES II	$144.89	3
INVESCO V.I. HIGH YIELD FUND	0.80%	SERIES II	$143.49	4
INVESCO V.I. HIGH YIELD FUND	0.90%	SERIES II	$142.10	16
INVESCO V.I. HIGH YIELD FUND	0.95%	SERIES II	$141.41	7
INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$140.73	1
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$139.36	7
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$138.01	208
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$137.34	47
INVESCO V.I. HIGH YIELD FUND	1.34%	SERIES II	$136.14	74
INVESCO V.I. HIGH YIELD FUND	1.45%	SERIES II	$134.68	—

The accompanying notes are an integral part of these financial statements.

FSA-46

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

INVESCO V.I. MID CAP CORE EQUITY FUND	0.25%	SERIES II	$211.86	1
INVESCO V.I. MID CAP CORE EQUITY FUND	0.50%	SERIES II	$206.26	—
INVESCO V.I. MID CAP CORE EQUITY FUND	0.70%	SERIES II	$221.67	—
INVESCO V.I. MID CAP CORE EQUITY FUND	0.80%	SERIES II	$199.70	6
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$197.56	2
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$217.10	7
INVESCO V.I. MID CAP CORE EQUITY FUND	0.95%	SERIES II	$215.98	1
INVESCO V.I. MID CAP CORE EQUITY FUND	1.00%	SERIES II	$195.44	—
INVESCO V.I. MID CAP CORE EQUITY FUND	1.10%	SERIES II	$193.34	3
INVESCO V.I. MID CAP CORE EQUITY FUND	1.20%	SERIES II	$191.25	58
INVESCO V.I. MID CAP CORE EQUITY FUND	1.20%	SERIES II	$210.41	1
INVESCO V.I. MID CAP CORE EQUITY FUND	1.25%	SERIES II	$209.31	8
INVESCO V.I. MID CAP CORE EQUITY FUND	1.34%	SERIES II	$207.35	49
INVESCO V.I. MID CAP CORE EQUITY FUND	1.45%	SERIES II	$165.26	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.25%	SERIES II	$273.29	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.50%	SERIES II	$266.06	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.70%	SERIES II	$297.72	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES II	$257.60	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$254.84	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$291.59	2
INVESCO V.I. SMALL CAP EQUITY FUND	0.95%	SERIES II	$290.07	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$252.11	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$249.39	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$246.70	29
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$282.59	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$281.13	2
INVESCO V.I. SMALL CAP EQUITY FUND	1.34%	SERIES II	$278.49	17

IVY VIP HIGH INCOME	0.25%	CLASS II	$195.52	1
IVY VIP HIGH INCOME	0.50%	CLASS II	$190.52	32
IVY VIP HIGH INCOME	0.70%	CLASS II	$186.60	15
IVY VIP HIGH INCOME	0.80%	CLASS II	$184.66	23
IVY VIP HIGH INCOME	0.90%	CLASS II	$182.75	117
IVY VIP HIGH INCOME	0.95%	CLASS II	$181.81	22
IVY VIP HIGH INCOME	1.00%	CLASS II	$180.86	4
IVY VIP HIGH INCOME	1.10%	CLASS II	$178.98	24
IVY VIP HIGH INCOME	1.20%	CLASS II	$177.12	803
IVY VIP HIGH INCOME	1.25%	CLASS II	$176.20	221
IVY VIP HIGH INCOME	1.34%	CLASS II	$174.55	366
IVY VIP HIGH INCOME	1.45%	CLASS II	$153.89	—

IVY VIP SMALL CAP GROWTH	0.25%	CLASS II	$318.16	3
IVY VIP SMALL CAP GROWTH	0.50%	CLASS II	$309.74	8
IVY VIP SMALL CAP GROWTH	0.70%	CLASS II	$240.07	—
IVY VIP SMALL CAP GROWTH	0.80%	CLASS II	$299.89	2
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$235.46	5
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$296.68	3
IVY VIP SMALL CAP GROWTH	0.95%	CLASS II	$234.32	2
IVY VIP SMALL CAP GROWTH	1.00%	CLASS II	$293.50	—
IVY VIP SMALL CAP GROWTH	1.10%	CLASS II	$290.34	3
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$228.67	1
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$287.21	114

The accompanying notes are an integral part of these financial statements.

FSA-47

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
IVY VIP SMALL CAP GROWTH	1.25%	CLASS II	$227.56	16
IVY VIP SMALL CAP GROWTH	1.34%	CLASS II	$225.57	79

MFS® INVESTORS TRUST SERIES	0.25%	SERVICE CLASS	$316.74	1
MFS® INVESTORS TRUST SERIES	0.50%	SERVICE CLASS	$308.36	1
MFS® INVESTORS TRUST SERIES	0.70%	SERVICE CLASS	$339.84	—
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$298.56	—
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$295.36	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$332.84	4
MFS® INVESTORS TRUST SERIES	0.95%	SERVICE CLASS	$331.11	1
MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$292.20	—
MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$289.05	1
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$285.93	39
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$322.58	—
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$320.90	12
MFS® INVESTORS TRUST SERIES	1.34%	SERVICE CLASS	$317.89	26
MFS® INVESTORS TRUST SERIES	1.45%	SERVICE CLASS	$256.95	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.25%	SERVICE CLASS	$456.29	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.50%	SERVICE CLASS	$444.63	3
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.70%	SERVICE CLASS	$435.47	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$430.97	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$426.51	9
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.95%	SERVICE CLASS	$424.29	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.00%	SERVICE CLASS	$422.09	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.10%	SERVICE CLASS	$417.71	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.20%	SERVICE CLASS	$413.35	48
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.25%	SERVICE CLASS	$411.21	5
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.34%	SERVICE CLASS	$407.35	33
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.45%	SERVICE CLASS	$316.21	—

MULTIMANAGER AGGRESSIVE EQUITY	0.70%	IA	$322.14	6
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$241.83	5
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$388.74	21
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$388.79	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$392.91	10
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IA	$329.94	6
MULTIMANAGER AGGRESSIVE EQUITY+	1.34%	IA	$293.11	2,349
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$478.92	305
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$504.22	7
MULTIMANAGER AGGRESSIVE EQUITY	1.45%	IA	$261.57	2

The accompanying notes are an integral part of these financial statements.

FSA-48

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER AGGRESSIVE EQUITY	0.25%	IB	$316.06	—
MULTIMANAGER AGGRESSIVE EQUITY	0.50%	IB	$300.42	2
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IB	$694.43	—
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IB	$287.37	12
MULTIMANAGER AGGRESSIVE EQUITY	0.95%	IB	$299.90	25
MULTIMANAGER AGGRESSIVE EQUITY	1.00%	IB	$562.06	—
MULTIMANAGER AGGRESSIVE EQUITY	1.10%	IB	$290.35	4
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IB	$267.61	102
MULTIMANAGER AGGRESSIVE EQUITY	1.25%	IB	$306.32	15
MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$353.53	1

MULTIMANAGER CORE BOND	0.25%	IB	$199.97	—
MULTIMANAGER CORE BOND	0.40%	IB	$119.91	4
MULTIMANAGER CORE BOND	0.50%	IB	$190.67	9
MULTIMANAGER CORE BOND	0.70%	IB	$183.51	3
MULTIMANAGER CORE BOND	0.80%	IB	$143.34	6
MULTIMANAGER CORE BOND	0.90%	IB	$176.62	19
MULTIMANAGER CORE BOND	0.95%	IB	$174.94	48
MULTIMANAGER CORE BOND	1.00%	IB	$173.27	1
MULTIMANAGER CORE BOND	1.10%	IB	$169.97	23
MULTIMANAGER CORE BOND	1.20%	IB	$166.73	355
MULTIMANAGER CORE BOND	1.25%	IB	$144.72	54
MULTIMANAGER CORE BOND	1.30%	IB	$142.82	2
MULTIMANAGER CORE BOND	1.34%	IB	$162.30	282
MULTIMANAGER CORE BOND	1.35%	IB	$161.99	—
MULTIMANAGER CORE BOND	1.45%	IB	$158.90	—

MULTIMANAGER TECHNOLOGY	0.25%	IB	$730.48	—
MULTIMANAGER TECHNOLOGY	0.50%	IB	$696.50	3
MULTIMANAGER TECHNOLOGY	0.70%	IB	$670.33	1
MULTIMANAGER TECHNOLOGY	0.70%	IB	$760.59	—
MULTIMANAGER TECHNOLOGY	0.80%	IB	$1,020.06	1
MULTIMANAGER TECHNOLOGY	0.90%	IB	$645.17	15
MULTIMANAGER TECHNOLOGY	0.95%	IB	$639.02	16
MULTIMANAGER TECHNOLOGY	1.00%	IB	$632.94	1
MULTIMANAGER TECHNOLOGY	1.10%	IB	$620.89	11
MULTIMANAGER TECHNOLOGY	1.20%	IB	$609.04	135
MULTIMANAGER TECHNOLOGY	1.25%	IB	$503.59	25
MULTIMANAGER TECHNOLOGY	1.30%	IB	$589.74	2
MULTIMANAGER TECHNOLOGY	1.34%	IB	$592.87	403
MULTIMANAGER TECHNOLOGY	1.34%	IB	$920.48	5
MULTIMANAGER TECHNOLOGY	1.35%	IB	$591.72	1
MULTIMANAGER TECHNOLOGY	1.45%	IB	$580.42	—

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$97.59	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.25%	ADVISOR CLASS	$68.64	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.50%	ADVISOR CLASS	$66.83	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$64.70	4
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$64.01	3
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$63.32	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$62.64	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$61.97	138

The accompanying notes are an integral part of these financial statements.

FSA-49

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

TARGET 2015 ALLOCATION	0.25%	B	$184.64	—
TARGET 2015 ALLOCATION	0.40%	B	$164.21	—
TARGET 2015 ALLOCATION	0.50%	B	$178.13	14
TARGET 2015 ALLOCATION	0.70%	B	$173.07	—
TARGET 2015 ALLOCATION	0.80%	B	$244.55	1
TARGET 2015 ALLOCATION	0.90%	B	$168.15	6
TARGET 2015 ALLOCATION	0.95%	B	$166.94	3
TARGET 2015 ALLOCATION	1.10%	B	$163.36	2
TARGET 2015 ALLOCATION	1.20%	B	$161.00	28
TARGET 2015 ALLOCATION	1.25%	B	$138.51	14
TARGET 2015 ALLOCATION	1.34%	B	$157.77	55

TARGET 2025 ALLOCATION	0.25%	B	$209.10	—
TARGET 2025 ALLOCATION	0.40%	B	$189.73	1
TARGET 2025 ALLOCATION	0.50%	B	$201.73	66
TARGET 2025 ALLOCATION	0.70%	B	$196.00	2
TARGET 2025 ALLOCATION	0.80%	B	$301.12	2
TARGET 2025 ALLOCATION	0.90%	B	$190.42	31
TARGET 2025 ALLOCATION	0.95%	B	$189.06	6
TARGET 2025 ALLOCATION	1.00%	B	$187.70	—
TARGET 2025 ALLOCATION	1.10%	B	$185.00	16
TARGET 2025 ALLOCATION	1.20%	B	$182.33	161
TARGET 2025 ALLOCATION	1.25%	B	$154.29	27
TARGET 2025 ALLOCATION	1.34%	B	$178.67	245

TARGET 2035 ALLOCATION	0.25%	B	$224.78	—
TARGET 2035 ALLOCATION	0.40%	B	$206.54	2
TARGET 2035 ALLOCATION	0.50%	B	$216.86	57
TARGET 2035 ALLOCATION	0.70%	B	$210.69	2
TARGET 2035 ALLOCATION	0.80%	B	$343.15	3
TARGET 2035 ALLOCATION	0.90%	B	$204.70	39
TARGET 2035 ALLOCATION	0.95%	B	$203.23	5
TARGET 2035 ALLOCATION	1.00%	B	$201.77	—
TARGET 2035 ALLOCATION	1.10%	B	$198.87	14
TARGET 2035 ALLOCATION	1.20%	B	$196.00	257
TARGET 2035 ALLOCATION	1.25%	B	$163.29	15
TARGET 2035 ALLOCATION	1.34%	B	$192.07	298
TARGET 2035 ALLOCATION	1.45%	B	$189.02	—
TARGET 2045 ALLOCATION	0.25%	B	$233.75	—

TARGET 2045 ALLOCATION	0.40%	B	$219.65	2
TARGET 2045 ALLOCATION	0.50%	B	$225.51	54
TARGET 2045 ALLOCATION	0.70%	B	$219.09	1
TARGET 2045 ALLOCATION	0.80%	B	$380.04	3
TARGET 2045 ALLOCATION	0.90%	B	$212.87	34
TARGET 2045 ALLOCATION	0.95%	B	$211.34	6
TARGET 2045 ALLOCATION	1.00%	B	$209.82	—
TARGET 2045 ALLOCATION	1.10%	B	$206.80	17
TARGET 2045 ALLOCATION	1.20%	B	$203.82	255
TARGET 2045 ALLOCATION	1.25%	B	$167.08	6
TARGET 2045 ALLOCATION	1.34%	B	$199.73	217
TARGET 2045 ALLOCATION	1.35%	B	$199.44	—
TARGET 2045 ALLOCATION	1.45%	B	$196.56	—

The accompanying notes are an integral part of these financial statements.

FSA-50

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

TARGET 2055 ALLOCATION	0.25%	B	$161.21	1
TARGET 2055 ALLOCATION	0.50%	B	$158.95	38
TARGET 2055 ALLOCATION	0.70%	B	$157.15	—
TARGET 2055 ALLOCATION	0.80%	B	$156.26	5
TARGET 2055 ALLOCATION	0.90%	B	$155.38	16
TARGET 2055 ALLOCATION	1.00%	B	$154.50	—
TARGET 2055 ALLOCATION	1.10%	B	$153.62	7
TARGET 2055 ALLOCATION	1.20%	B	$152.75	158
TARGET 2055 ALLOCATION	1.25%	B	$152.31	2
TARGET 2055 ALLOCATION	1.34%	B	$151.53	43

TEMPLETON GLOBAL BOND VIP FUND	0.25%	CLASS 2	$119.53	—
TEMPLETON GLOBAL BOND VIP FUND	0.50%	CLASS 2	$116.37	22
TEMPLETON GLOBAL BOND VIP FUND	0.70%	CLASS 2	$113.89	—
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$112.67	14
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$111.46	9
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$110.26	2
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$109.08	3
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$107.90	610

VANECK VIP GLOBAL HARD ASSETS FUND	0.25%	CLASS S	$66.31	3
VANECK VIP GLOBAL HARD ASSETS FUND	0.50%	CLASS S	$64.73	3
VANECK VIP GLOBAL HARD ASSETS FUND	0.70%	CLASS S	$63.48	1
VANECK VIP GLOBAL HARD ASSETS FUND	0.80%	CLASS S	$62.87	2
VANECK VIP GLOBAL HARD ASSETS FUND	0.90%	CLASS S	$62.26	33
VANECK VIP GLOBAL HARD ASSETS FUND	0.95%	CLASS S	$61.96	9
VANECK VIP GLOBAL HARD ASSETS FUND	1.00%	CLASS S	$61.66	—
VANECK VIP GLOBAL HARD ASSETS FUND	1.10%	CLASS S	$61.06	8
VANECK VIP GLOBAL HARD ASSETS FUND	1.20%	CLASS S	$60.47	142
VANECK VIP GLOBAL HARD ASSETS FUND	1.25%	CLASS S	$60.17	24
VANECK VIP GLOBAL HARD ASSETS FUND	1.34%	CLASS S	$59.64	211
VANECK VIP GLOBAL HARD ASSETS FUND	1.45%	CLASS S	$59.01	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a — .
+	In 2020, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2020, the contract charges were 0.00%.

FSA-51

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,525	$169,174	$352,864	$1,856,869	$24,545	$7,763,710
Expenses:
Asset-based charges	4,707	184,604	171,881	1,132,910	178,987	12,490,291
Less: Reduction for expense limitation	—	—	—	—	—	—

Net Expenses	4,707	184,604	171,881	1,132,910	178,987	12,490,291

Net Investment Income (Loss)	1,818	(15,430)	180,983	723,959	(154,442)	(4,726,581)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,334	254,724	35,758	(9,964,233)	(500,008)	(7,034,769)
Net realized gain distribution from the Portfolios	22,338	622,661	43,446	184,465	—	26,591,330

Net realized gain (loss)	25,672	877,385	79,204	(9,779,768)	(500,008)	19,556,561

Net change in unrealized appreciation (depreciation) of investments	117,025	999,134	251,029	2,804,532	221,864	87,089,239

Net Realized and Unrealized Gain (Loss) on Investments.	142,697	1,876,519	330,233	(6,975,236)	(278,144)	106,645,800

Net Increase (Decrease) in Net Assets Resulting from Operations	$144,515	$1,861,089	$511,216	$(6,251,277)	$(432,586)	$101,919,219

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-52

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,147,400	$2,718	$249	$1,484,396	$324,268	$552,554
Expenses:
Asset-based charges	273,548	1,096	6,307	714,055	410,300	828,011

Net Expenses	273,548	1,096	6,307	714,055	410,300	828,011

Net Investment Income (Loss)	873,852	1,622	(6,058)	770,341	(86,032)	(275,457)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(314,723)	(5,269)	1,369	1,400,134	483,295	1,459,204
Net realized gain distribution from the Portfolios	—	447	98,717	—	294,108	2,551,394

Net realized gain (loss)	(314,723)	(4,822)	100,086	1,400,134	777,403	4,010,598

Net change in unrealized appreciation (depreciation) of investments	592,337	2,785	174,445	22,068,307	8,247,333	8,836,087

Net Realized and Unrealized Gain (Loss) on Investments	277,614	(2,037)	274,531	23,468,441	9,024,736	12,846,685

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,151,466	$(415)	$268,473	$24,238,782	$8,938,704	$12,571,228

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-53

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,499,493	$142,579	$376,773	$77,811	$145,363
Expenses:
Asset-based charges	827,164	230,943	444,189	110,754	219,357

Net Expenses	827,164	230,943	444,189	110,754	219,357

Net Investment Income (Loss)	672,329	(88,364)	(67,416)	(32,943)	(73,994)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	763,913	(223,345)	1,675,883	(69,307)	221,786
Net realized gain distribution from the Portfolios	653,137	1,459,440	3,517,619	533,464	1,879,247

Net realized gain (loss)	1,417,050	1,236,095	5,193,502	464,157	2,101,033

Net change in unrealized appreciation (depreciation) of investments	3,146,132	1,594,262	654,202	1,521,713	(1,430,270)

Net Realized and Unrealized Gain (Loss) on Investments	4,563,182	2,830,357	5,847,704	1,985,870	670,763

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,235,511	$2,741,993	$5,780,288	$1,952,927	$596,769

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-54

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*(a)	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$361,708 $	21,834,552	$1,459,585	$1,373,364	$1,951,764	$2,376,619
Expenses:
Asset-based charges	5,441,146	9,316,888	495,334	1,062,403	1,566,580	1,662,430

Net Expenses	5,441,146	9,316,888	495,334	1,062,403	1,566,580	1,662,430

Net Investment Income (Loss)	(5,079,438)	12,517,664	964,251	310,961	385,184	714,189

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	586,891	(3,092,106)	(3,981,108)	391,103	388,184	2,488,682
Net realized gain distribution from the Portfolios	65,076,341	56,546,310	1,455,905	3,151,077	298,236	3,950,577

Net realized gain (loss)	65,663,232	53,454,204	(2,525,203)	3,542,180	686,420	6,439,259

Net change in unrealized appreciation (depreciation) of investments	80,873,536	44,374,039	11,533,405	5,947,640	8,848,243	5,729,631

Net Realized and Unrealized Gain (Loss) on Investments	146,536,768	97,828,243	9,008,202	9,489,820	9,534,663	12,168,890

Net Increase (Decrease) in Net Assets Resulting from Operations	$141,457,330	$110,345,907	$9,972,453	$9,800,781	$9,919,847	$12,883,079

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on June 5, 2020.

FSA-55

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$13,959,015	$323,601	$—	$5,934	$26,479,901	$1,875,196
Expenses:
Asset-based charges	9,081,343	3,442,748	2,123,723	410,588	32,214,596	1,254,742
Less: Reduction for expense limitation	—	—	—	—	(5,892,129)	—

Net Expenses	9,081,343	3,442,748	2,123,723	410,588	26,322,467	1,254,742

Net Investment Income (Loss)	4,877,672	(3,119,147)	(2,123,723)	(404,654)	157,434	620,454

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	10,483,890	19,296,128	6,947,646	(2,835,474)	123,988,521	(90,234)
Net realized gain distribution from the Portfolios	58,221,772	16,965,935	14,903,743	2,524,676	128,422,908	2,514,896

Net realized gain (loss)	68,705,662	36,262,063	21,851,389	(310,798)	252,411,429	2,424,662

Net change in unrealized appreciation (depreciation) of investments	(60,926,823)	24,280,084	23,819,685	10,802,460	173,852,219	3,119,420

Net Realized and Unrealized Gain (Loss) on Investments	7,778,839	60,542,147	45,671,074	10,491,662	426,263,648	5,544,082

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,656,511	$57,423,000	$43,547,351	$10,087,008	$426,421,082	$6,164,536

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-56

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$631,427	$187,555	$4,538,128	$1,976,227	$1,758,446	$222,443
Expenses:
Asset-based charges	444,694	131,069	2,641,056	1,604,698	1,023,661	212,188

Net Expenses	444,694	131,069	2,641,056	1,604,698	1,023,661	212,188

Net Investment Income (Loss)	186,733	56,486	1,897,072	371,529	734,785	10,255

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	601,737	216,536	(855,016)	1,105,969	93,287	(209,371)
Net realized gain distribution from the Portfolios	916,777	117,761	11,008,715	884,537	3,109,024	244,887

Net realized gain (loss)	1,518,514	334,297	10,153,699	1,990,506	3,202,311	35,516

Net change in unrealized appreciation (depreciation) of investments	1,464,691	329,334	6,772,511	3,540,137	6,483,828	2,653,036

Net Realized and Unrealized Gain (Loss) on Investments	2,983,205	663,631	16,926,210	5,530,643	9,686,139	2,688,552

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,169,938	$720,117	$18,823,282	$5,902,172	$10,420,924	$2,698,807

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-57

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL BOND PLUS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$28,249,564	$3,597,546	$2,171,589	$157,446	$132,413	$893,908
Expenses:
Asset-based charges	27,043,870	6,189,491	1,060,152	177,861	226,165	600,728

Net Expenses	27,043,870	6,189,491	1,060,152	177,861	226,165	600,728

Net Investment Income (Loss)	1,205,694	(2,591,945)	1,111,437	(20,415)	(93,752)	293,180

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	110,236,062	12,450,344	538,402	254,962	(118,068)	236,757
Net realized gain distribution from the Portfolios	51,222,489	21,558,709	4,549,634	—	1,120,651	761,680

Net realized gain (loss)	161,458,551	34,009,053	5,088,036	254,962	1,002,583	998,437

Net change in unrealized appreciation (depreciation) of investments	199,617,996	90,495,052	(2,703,201)	2,603,346	1,168,946	2,084,394

Net Realized and Unrealized Gain (Loss) on Investments	361,076,547	124,504,105	2,384,835	2,858,308	2,171,529	3,082,831

Net Increase (Decrease) in Net Assets Resulting from Operations	$362,282,241	$121,912,160	$3,496,272	$2,837,893	$2,077,777	$3,376,011

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-58

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,340,198	$363,659	$29,197	$520,683	$2,162,785	$6,706,052
Expenses:
Asset-based charges	4,613,051	711,985	15,985	671,305	1,936,475	4,370,409
Less: Reduction for expense limitation	—	—	—	(2,802)	—	—

Net Expenses	4,613,051	711,985	15,985	668,503	1,936,475	4,370,409

Net Investment Income (Loss)	(2,272,853)	(348,326)	13,212	(147,820)	226,310	2,335,643

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	15,634,567	361,101	10,096	507,700	1,689,853	(2,519,588)
Net realized gain distribution from the Portfolios	21,410,523	396,943	50,053	314,285	3,303,886	977,000

Net realized gain (loss)	37,045,090	758,044	60,149	821,985	4,993,739	(1,542,588)

Net change in unrealized appreciation (depreciation) of investments	11,144,898	4,532,972	99,772	848,364	5,980,246	9,599,068

Net Realized and Unrealized Gain (Loss) on Investments	48,189,988	5,291,016	159,921	1,670,349	10,973,985	8,056,480

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,917,135	$4,942,690	$173,133	$1,522,529	$11,200,295	$10,392,123

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-59

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$228,485	$2,101,502	$2,087,725	$2,202	$2,170,360	$782,749
Expenses:
Asset-based charges	164,805	1,930,724	1,306,248	2,982,583	1,027,106	1,106,000

Net Expenses	164,805	1,930,724	1,306,248	2,982,583	1,027,106	1,106,000

Net Investment Income (Loss)	63,680	170,778	781,477	(2,980,381)	1,143,254	(323,251)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	73,743	2,500,132	2,516,272	12,951,626	(1,366,059)	1,674,274
Net realized gain distribution from the Portfolios	68,753	1,898,687	531,567	—	261,209	—

Net realized gain (loss)	142,496	4,398,819	3,047,839	12,951,626	(1,104,850)	1,674,274

Net change in unrealized appreciation (depreciation) of investments	682,472	(209,974)	(6,697,866)	52,337,614	(13,221,955)	10,706,964

Net Realized and Unrealized Gain (Loss) on Investments	824,968	4,188,845	(3,650,027)	65,289,240	(14,326,805)	12,381,238

Net Increase (Decrease) in Net Assets Resulting from Operations	$888,648	$4,359,623	$(2,868,550)	$62,308,859	$(13,183,551)	$12,057,987

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-60

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$2,206,518	$233,544	$1,370,731	$703,721	$2,082,159
Expenses:
Asset-based charges	5,560,701	2,280,796	436,617	5,368,523	11,352,484	1,289,759

Net Expenses	5,560,701	2,280,796	436,617	5,368,523	11,352,484	1,289,759

Net Investment Income (Loss)	(5,560,701)	(74,278)	(203,073)	(3,997,792)	(10,648,763)	792,400

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	6,939,955	(3,414,088)	2,140,662	26,286,196	68,052,919	(276,280)
Net realized gain distribution from the Portfolios	56,129,184	3,424,880	3,958,985	29,992,922	134,375,007	1,257,475

Net realized gain (loss)	63,069,139	10,792	6,099,647	56,279,118	202,427,926	981,195

Net change in unrealized appreciation (depreciation) of investments	33,219,813	24,141,258	(1,020,288)	85,775,705	45,973,187	270,190

Net Realized and Unrealized Gain (Loss) on Investments	96,288,952	24,152,050	5,079,359	142,054,823	248,401,113	1,251,385

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,728,251	$24,077,772	$4,876,286	$138,057,031	$237,752,350	$2,043,785

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-61

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,812,034	$4,056,603	$—	$943,559	$1,625,423	$—
Expenses:
Asset-based charges	9,844,491	2,662,504	1,359,053	2,461,824	7,538,220	2,816,247

Net Expenses	9,844,491	2,662,504	1,359,053	2,461,824	7,538,220	2,816,247

Net Investment Income (Loss)	1,967,543	1,394,099	(1,359,053)	(1,518,265)	(5,912,797)	(2,816,247)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	36,169,343	(2,049,368)	9,536,621	5,023,775	16,649,345	9,059,993
Net realized gain distribution from the Portfolios	44,328,143	810,623	10,488,879	19,834,039	6,562,171	29,261,825

Net realized gain (loss)	80,497,486	(1,238,745)	20,025,500	24,857,814	23,211,516	38,321,818

Net change in unrealized appreciation (depreciation) of investments	(51,757,887)	(4,466,735)	10,612,346	6,363,382	96,742,572	25,391,672

Net Realized and Unrealized Gain (Loss) on Investments	28,739,599	(5,705,480)	30,637,846	31,221,196	119,954,088	63,713,490

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,707,142	$(4,311,381)	$29,278,793	$29,702,931	$114,041,291	$60,897,243

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-62

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$170,992	$3,084,442	$7,370,105	$4,865,400	$35,579,236	$1,925,814
Expenses:
Asset-based charges	3,397,422	1,519,618	8,831,170	5,476,185	20,224,260	1,099,079
Less: Reduction for expense limitation	—	—	—	—	(5,122,469)	—

Net Expenses	3,397,422	1,519,618	8,831,170	5,476,185	15,101,791	1,099,079

Net Investment Income (Loss)	(3,226,430)	1,564,824	(1,461,065)	(610,785)	20,477,445	826,735

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	23,915,884	2,431,402	14,731,888	15,537,028	(6,190,083)	1,994,139
Net realized gain distribution from the Portfolios	7,087,415	1,601,844	42,385,683	14,751,186	84,076,482	3,972,466

Net realized gain (loss)	31,003,299	4,033,246	57,117,571	30,288,214	77,886,399	5,966,605

Net change in unrealized appreciation (depreciation) of investments	79,554,891	(208,621)	38,718,525	(15,848,173)	62,976,040	4,101,008

Net Realized and Unrealized Gain (Loss) on Investments	110,558,190	3,824,625	95,836,096	14,440,041	140,862,439	10,067,613

Net Increase (Decrease) in Net Assets Resulting from Operations	$107,331,760	$5,389,449	$94,375,031	13,829,256	$161,339,884	$10,894,348

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-63

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*(b)	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$31,177,322	$152,454	$—	$1,076	$579,048	$1,012,907
Expenses:
Asset-based charges	15,135,977	1,025,452	559,205	618,337	936,278	988,515
Less: Reduction for expense limitation	—	(30,469)	—	—	—	—

Net Expenses	15,135,977	994,983	559,205	618,337	936,278	988,515

Net Investment Income (Loss)	16,041,345	(842,529)	(559,205)	(617,261)	(357,230)	24,392

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,565,851)	(1,465)	2,981,900	603,181	(104,288)	443,443
Net realized gain distribution from the Portfolios	90,339,132	1,646	15,488,749	630,643	—	1,789,451

Net realized gain (loss)	87,773,281	181	18,470,649	1,233,824	(104,288)	2,232,894

Net change in unrealized appreciation (depreciation) of investments	51,537,209	1,205	26,655,910	3,913,934	344,448	1,184,781

Net Realized and Unrealized Gain (Loss) on Investments	139,310,490	1,386	45,126,559	5,147,758	240,160	3,417,675

Net Increase (Decrease) in Net Assets Resulting from Operations	$155,351,835	$(841,143)	$44,567,354	$4,530,497	$(117,070)	$3,442,067

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(b)	Units were made available on June 12, 2020.

FSA-64

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP EQUITY- INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO OPPENHEIMER V.I. MAIN STREET FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,535,042	$—	$1,096,747	$296,681	$276,707	$113,083
Expenses:
Asset-based charges	4,082,321	12,075,770	369,419	195,515	801,055	103,878

Net Expenses	4,082,321	12,075,770	369,419	195,515	801,055	103,878

Net Investment Income (Loss)	(547,279)	(12,075,770)	727,328	101,166	(524,348)	9,205

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(8,484,612)	60,590,038	(16,904,654)	132,978	(355,357)	10,017
Net realized gain distribution from the Portfolios	14,056,923	33,279,585	—	755,575	—	957,677

Net realized gain (loss)	5,572,311	93,869,623	(16,904,654)	888,553	(355,357)	967,694

Net change in unrealized appreciation (depreciation) of investments	64,792,556	228,829,769	1,654,585	326,570	13,976,681	235,738

Net Realized and Unrealized Gain (Loss) on Investments	70,364,867	322,699,392	(15,250,069)	1,215,123	13,621,324	1,203,432

Net Increase (Decrease) in Net Assets Resulting from Operations	$69,817,588	$310,623,622	$(14,522,741)	$1,316,289	$13,096,976	$1,212,637

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-65

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,763,958	$2,801,285	$115,282	$2,937	$18,950,572	$—
Expenses:
Asset-based charges	639,170	577,723	281,444	130,487	3,171,238	539,593

Net Expenses	639,170	577,723	281,444	130,487	3,171,238	539,593

Net Investment Income (Loss)	1,124,788	2,223,562	(166,162)	(127,550)	15,779,334	(539,593)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(854,988)	(580,711)	(715,553)	(278,208)	(3,625,266)	(1,385,000)
Net realized gain distribution from the Portfolios	1,607,932	—	4,984,389	1,047,853	—	—

Net realized gain (loss)	752,944	(580,711)	4,268,836	769,645	(3,625,266)	(1,385,000)

Net change in unrealized appreciation (depreciation) of investments	(2,228,779)	(852,836)	(2,072,027)	2,264,141	827,861	18,122,155

Net Realized and Unrealized Gain (Loss) on Investments	(1,475,835)	(1,433,547)	2,196,809	3,033,786	(2,797,405)	16,737,155

Net Increase (Decrease) in Net Assets Resulting from Operations	$(351,047)	$790,015	$2,030,647	$2,906,236	$12,981,929	$16,197,562

The accompanying notes are an integral part of these financial statements.

FSA-66

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$99,091	$82,828	$—	$2,371,055	$357,451	$503,155
Expenses:
Asset-based charges	279,753	438,438	10,102,939	1,499,925	3,757,766	94,512
Less: Reduction for expense limitation	—	—	(3,227,439)	—	—	—

Net Expenses	279,753	438,438	6,875,500	1,499,925	3,757,766	94,512

Net Investment Income (Loss)	(180,662)	(355,610)	(6,875,500)	871,130	(3,400,315)	408,643

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	780,467	2,791,430	49,034,710	670,700	32,719,932	(600,254)
Net realized gain distribution from the Portfolios	714,119	3,641,451	77,005,569	2,348,275	55,706,095	—

Net realized gain (loss)	1,494,586	6,432,881	126,040,279	3,018,975	88,426,027	(600,254)

Net change in unrealized appreciation (depreciation) of investments	1,598,465	1,411,942	132,952,452	1,918,041	41,577,163	278,437

Net Realized and Unrealized Gain (Loss) on Investments	3,093,051	7,844,823	258,992,731	4,937,016	130,003,190	(321,817)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,912,389	$7,489,213	$252,117,231	$5,808,146	$126,602,875	$86,826

The accompanying notes are an integral part of these financial statements.

FSA-67

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$380,222	$1,668,732	$1,950,499	$1,607,739	$537,398	$6,139,672	$144,946
Expenses:
Asset-based charges	215,834	1,057,541	1,362,040	1,163,867	337,084	839,451	239,487

Net Expenses	215,834	1,057,541	1,362,040	1,163,867	337,084	839,451	239,487

Net Investment Income (Loss)	164,388	611,191	588,459	443,872	200,314	5,300,221	(94,541)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(157,865)	2,374,243	2,308,415	1,533,920	571,501	(1,147,442)	(2,259,378)
Net realized gain distribution from the Portfolios	940,297	3,656,560	2,862,081	2,192,708	182,928	—	—

Net realized gain (loss)	782,432	6,030,803	5,170,496	3,726,628	754,429	(1,147,442)	(2,259,378)

Net change in unrealized appreciation (depreciation) of investments	751,655	3,491,354	9,585,248	10,282,481	4,486,235	(8,961,508)	6,657,874

Net Realized and Unrealized Gain (Loss) on Investments	1,534,087	9,522,157	14,755,744	14,009,109	5,240,664	(10,108,950)	4,398,496

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,698,475	$10,133,348	$15,344,203	$14,452,981	$5,440,978	$(4,808,729)	$4,303,955

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-68

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE DYNAMIC ALLOCATION*			1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2020	2019	2020		2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,818	$6,785	$(15,430	) $	110,151	$180,983	$252,306
Net realized gain (loss)	25,672	3,398	877,385		551,628	79,204	23,494
Net change in unrealized appreciation (depreciation) of investments	117,025	8,887	999,134		1,195,346	251,029	413,550

Net increase (decrease) in net assets resulting from operations	144,515	19,070	1,861,089		1,857,125	511,216	689,350

From Contractowners Transactions:
Payments received from contractowners	117,456	78,374	1,987,212		1,614,061	3,359,579	3,399,456
Transfers between Variable Investment Options including guaranteed interest account, net	161,145	113,052	2,008,759		404,195	529,200	1,016,708
Redemptions for contract benefits and terminations	(15,226)	(3,287)	(972,810)		(951,432)	(963,004)	(586,132)
Contract maintenance charges	(39)	—	(16,242)		(17,051)	(15,225)	(11,468)

Net increase (decrease) in net assets resulting from contractowners transactions	263,336	188,139	3,006,919		1,049,773	2,910,550	3,818,564

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	24	8	353		—	258	173

Net Increase (Decrease) in Net Assets	407,875	207,217	4,868,361		2,906,898	3,422,024	4,508,087
Net Assets — Beginning of Year or Period	222,272	15,055	13,639,009		10,732,111	13,479,870	8,971,783

Net Assets — End of Year or Period	$630,147	$222,272	$18,507,370		$13,639,009	$16,901,894	$13,479,870

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-69

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$723,959	$1,129,843	$(154,442)	$455,885	$(4,726,581)	$(6,704,525)
Net realized gain (loss)	(9,779,768)	(8,645,246)	(500,008)	53,068	19,556,561	40,425,022
Net change in unrealized appreciation (depreciation) of investments	2,804,532	28,995,146	221,864	607,347	87,089,239	165,972,177

Net increase (decrease) in net assets resulting from operations	(6,251,277)	21,479,743	(432,586)	1,116,300	101,919,219	199,692,674

From Contractowners Transactions:
Payments received from contractowners	6,099,046	6,499,948	714,223	831,211	106,023,965	115,434,247
Transfers between Variable Investment Options including guaranteed interest account, net	(2,278,764)	(3,090,331)	(248,649)	(292,222)	(30,085,131)	(19,721,606)
Redemptions for contract benefits and terminations	(6,601,900)	(9,228,759)	(1,170,182)	(1,526,312)	(62,755,652)	(65,669,378)
Contract maintenance charges	(44,623)	(54,737)	(6,156)	(7,577)	(654,345)	(701,523)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,826,241)	(5,873,879)	(710,764)	(994,900)	12,528,837	29,341,740

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	266	(6)	—	—	(11)	3,242

Net Increase (Decrease) in Net Assets	(9,077,252)	15,605,858	(1,143,350)	121,400	114,448,045	229,037,656
Net Assets — Beginning of Year or Period	112,175,487	96,569,629	15,865,771	15,744,371	1,132,746,409	903,708,753

Net Assets — End of Year or Period	$103,098,235	$112,175,487	$14,722,421	$15,865,771	$1,247,194,454	$1,132,746,409

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-70

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT HIGH YIELD BOND*		1290 VT LOW VOLATILITY GLOBAL EQUITY*		1290 VT MICRO CAP*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$873,852	$812,819	$1,622	$1,031	$(6,058)	$(3,154)
Net realized gain (loss)	(314,723)	32,911	(4,822)	2,473	100,086	27,172
Net change in unrealized appreciation (depreciation) of investments	592,337	1,008,918	2,785	1,566	174,445	28,067

Net increase (decrease) in net assets resulting from operations	1,151,466	1,854,648	(415)	5,070	268,473	52,085

From Contractowners Transactions:
Payments received from contractowners	3,803,206	3,730,508	39,461	55,808	136,855	63,828
Transfers between Variable Investment Options including guaranteed interest account, net	514,176	2,621,289	(8,031)	970	105,061	113,049
Redemptions for contract benefits and terminations	(1,630,663)	(1,276,003)	(599)	(202)	(13,343)	(9,555)
Contract maintenance charges	(22,880)	(18,021)	(20)	—	(20)	(7)

Net increase (decrease) in net assets resulting from contractowners transactions	2,663,839	5,057,773	30,811	56,576	228,553	167,315

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	177	112	12	—	599	8

Net Increase (Decrease) in Net Assets	3,815,482	6,912,533	30,408	61,646	497,625	219,408
Net Assets — Beginning of Year or Period	21,365,452	14,452,919	76,814	15,168	356,162	136,754

Net Assets — End of Year or Period	$25,180,934	$21,365,452	$107,222	$76,814	$853,787	$356,162

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-71

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT SMALL CAP VALUE*(f)		1290 VT SMARTBETA EQUITY*(g)			1290 VT SOCIALLY RESPONSIBLE*
	2020	2019	2020		2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$770,341	$3,969	$(86,032	) $	11,960	$(275,457)	$(178,822)
Net realized gain (loss)	1,400,134	203,564	777,403		127,714	4,010,598	2,751,455
Net change in unrealized appreciation (depreciation) of investments	22,068,307	644,902	8,247,333		663,696	8,836,087	12,191,139

Net increase (decrease) in net assets resulting from operations	24,238,782	852,435	8,938,704		803,370	12,571,228	14,763,772

From Contractowners Transactions:
Payments received from contractowners	3,637,714	1,890,601	3,366,403		1,512,983	5,310,774	5,358,387
Transfers between Variable Investment Options including guaranteed interest account, net	83,364,669	408,554	44,873,631		799,245	(692,570)	(528,937)
Redemptions for contract benefits and terminations	(2,905,249)	(136,361)	(2,406,749)		(133,592)	(3,653,870)	(4,013,047)
Contract maintenance charges	(28,506)	(4,876)	(24,013)		(4,415)	(48,967)	(42,925)

Net increase (decrease) in net assets resulting from contractowners transactions	84,068,628	2,157,918	45,809,272		2,174,221	915,367	773,478

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	185,346	253	16,953		1,052	196	—

Net Increase (Decrease) in Net Assets	108,492,756	3,010,606	54,764,929		2,978,643	13,486,791	15,537,250
Net Assets — Beginning of Year or Period	5,908,351	2,897,745	5,482,303		2,503,660	66,696,220	51,158,970

Net Assets — End of Year or Period	$114,401,107	$5,908,351	$60,247,232		$5,482,303	$80,183,011	$66,696,220

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(f)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.
(g)	1290 VT SmartBeta Equity replaced EQ/Templeton Global Equity Managed Volatility due to a merger on June 12, 2020.

FSA-72

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM		EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*
	2020	2019	2020	2019	2020		2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$672,329	$754,823	$(88,364)	$(34,677)	$(67,416	) $	121,806
Net realized gain (loss)	1,417,050	(35,460)	1,236,095	467,164	5,193,502		1,852,608
Net change in unrealized appreciation (depreciation) of investments	3,146,132	3,109,920	1,594,262	3,275,467	654,202		5,629,144

Net increase (decrease) in net assets resulting from operations	5,235,511	3,829,283	2,741,993	3,707,954	5,780,288		7,603,558

From Contractowners Transactions:
Payments received from contractowners	10,486,523	7,797,137	2,319,796	2,371,184	3,613,667		3,363,550
Transfers between Variable Investment Options including guaranteed interest account, net	14,160,128	5,217,252	(31,422)	158,932	47,411		1,162,116
Redemptions for contract benefits and terminations	(5,429,726)	(4,044,578)	(1,359,718)	(1,133,102)	(2,599,091)		(2,224,322)
Contract maintenance charges	(46,407)	(39,278)	(14,835)	(14,827)	(25,311)		(23,500)

Net increase (decrease) in net assets resulting from contractowners transactions	19,170,518	8,930,533	913,821	1,382,187	1,036,676		2,277,844

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	175	230	113	—	257		—

Net Increase (Decrease) in Net Assets	24,406,204	12,760,046	3,655,927	5,090,141	6,817,221		9,881,402
Net Assets — Beginning of Year or Period	59,762,458	47,002,412	20,443,679	15,353,538	36,029,429		26,148,027

Net Assets — End of Year or Period	$84,168,662	$59,762,458	$24,099,606	$20,443,679	$42,846,650		$36,029,429

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-73

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/2000 MANAGED VOLATILITY*			EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SMALL CAP GROWTH*
	2020		2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(32,943	) $	(21,600)	$(73,994)	$(12,677)	$(5,079,438)	$(4,506,044)
Net realized gain (loss)	464,157		317,091	2,101,033	793,563	65,663,232	38,282,566
Net change in unrealized appreciation (depreciation) of investments	1,521,713		1,452,749	(1,430,270)	1,644,700	80,873,536	55,713,955

Net increase (decrease) in net assets resulting from operations	1,952,927		1,748,240	596,769	2,425,586	141,457,330	89,490,477

From Contractowners Transactions:
Payments received from contractowners	1,145,659		1,180,000	1,698,131	1,807,968	24,211,656	22,057,719
Transfers between Variable Investment Options including guaranteed interest account, net	131,538		(64,899)	(505,345)	(430,633)	(10,203,004)	(1,624,274)
Redemptions for contract benefits and terminations	(456,565)		(638,780)	(1,353,656)	(1,684,465)	(28,192,872)	(29,453,052)
Contract maintenance charges	(7,909)		(7,755)	(23,115)	(24,297)	(191,820)	(186,530)
Adjustments to net assets allocated to contracts in payout period	—		—	—	—	(516,228)	(269,913)

Net increase (decrease) in net assets resulting from contractowners transactions	812,723		468,566	(183,985)	(331,427)	(14,892,268)	(9,476,050)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	2,270		—	303	—	516,223	269,913

Net Increase (Decrease) in Net Assets	2,767,920		2,216,806	413,087	2,094,159	127,081,285	80,284,340
Net Assets — Beginning of Year or Period	9,641,893		7,425,087	19,010,167	16,916,008	422,980,983	342,696,643

Net Assets — End of Year or Period	$12,409,813		$9,641,893	$19,423,254	$19,010,167	$550,062,268	$422,980,983

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-74

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/AGGRESSIVE ALLOCATION*		EQ/AGGRESSIVE GROWTH STRATEGY*(a)(e)	EQ/ALL ASSET GROWTH ALLOCATION*(b)
	2020	2019	2020	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,517,664	$2,705,342	$964,251	$310,961	$412,690
Net realized gain (loss)	53,454,204	60,659,387	(2,525,203)	3,542,180	3,684,028
Net change in unrealized appreciation (depreciation) of investments	44,374,039	84,882,878	11,533,405	5,947,640	9,291,539

Net increase (decrease) in net assets resulting from operations	110,345,907	148,247,607	9,972,453	9,800,781	13,388,257

From Contractowners Transactions:
Payments received from contractowners	61,506,025	63,835,747	2,518,242	7,789,163	8,861,425
Transfers between Variable Investment Options including guaranteed interest account, net	(27,040,546)	(20,976,803)	66,057,524	(2,353,078)	(3,126,377)
Redemptions for contract benefits and terminations	(45,842,833)	(43,392,558)	(4,245,680)	(5,352,826)	(6,229,596)
Contract maintenance charges	(822,001)	(865,428)	(38,269)	(65,849)	(73,337)

Net increase (decrease) in net assets resulting from contractowners transactions	(12,199,355)	(1,399,042)	64,291,817	17,410	(567,885)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(16)	(14)	31,516	7,018	(7)

Net Increase (Decrease) in Net Assets	98,146,536	146,848,551	74,295,786	9,825,209	12,820,365
Net Assets — Beginning of Year or Period	792,955,035	646,106,484	—	88,902,282	76,081,917

Net Assets — End of Year or Period	$891,101,571	$792,955,035	$74,295,786	$98,727,491	$88,902,282

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	EQ/Aggressive Growth Strategy replaced EQ/Franklin Templeton Allocation Managed Volatility due to a merger on June 5, 2020.
(b)	EQ/All Asset Growth Allocation replaced CharterSM Moderate due to a merger on June 5, 2020.
(e)	Units were made available on June 5, 2020.

FSA-75

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*(h)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$385,184	$846,142	$714,189	$314,651	$4,877,672	$5,252,992
Net realized gain (loss)	686,420	465,988	6,439,259	5,204,454	68,705,662	66,384,708
Net change in unrealized appreciation (depreciation) of investments	8,848,243	22,429,314	5,729,631	11,451,213	(60,926,823)	79,536,403

Net increase (decrease) in net assets resulting from operations	9,919,847	23,741,444	12,883,079	16,970,318	12,656,511	151,174,103

From Contractowners Transactions:
Payments received from contractowners	20,973,117	22,773,687	6,353,721	6,928,990	54,258,760	59,064,945
Transfers between Variable Investment Options including guaranteed interest account, net	35,079,479	(2,334,020)	(1,054,182)	628,420	(18,898,881)	(18,166,775)
Redemptions for contract benefits and terminations	(8,151,966)	(4,753,613)	(7,409,634)	(9,766,819)	(51,330,497)	(55,042,915)
Contract maintenance charges	(133,853)	(122,993)	(1,227,611)	(1,249,733)	(363,830)	(422,680)

Net increase (decrease) in net assets resulting from contractowners transactions	47,766,777	15,563,061	(3,337,706)	(3,459,142)	(16,334,448)	(14,567,425)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	29,464	1,549	136	(8)	3,889	(9)

Net Increase (Decrease) in Net Assets	57,716,088	39,306,054	9,545,509	13,511,168	(3,674,048)	136,606,669
Net Assets — Beginning of Year or Period	120,131,746	80,825,692	133,520,882	120,009,714	831,523,816	694,917,147

Net Assets — End of Year or Period	$177,847,834	$120,131,746	$143,066,391	$133,520,882	$827,849,768	$831,523,816

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(h)	EQ/American Century Mid Cap Value replaced Multimanager Mid Cap Value due to a merger on June 12, 2020.

FSA-76

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/CAPITAL GROUP RESEARCH*(c)		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,119,147)	$(1,696,198)	$(2,123,723)	$(1,956,343)	$(404,654)	$(247,938)
Net realized gain (loss)	36,262,063	42,252,612	21,851,389	11,398,904	(310,798)	(1,512,323)
Net change in unrealized appreciation (depreciation) of investments	24,280,084	20,326,864	23,819,685	30,964,310	10,802,460	8,839,269

Net increase (decrease) in net assets resulting from operations	57,423,000	60,883,278	43,547,351	40,406,871	10,087,008	7,079,008

From Contractowners Transactions:
Payments received from contractowners	11,033,322	8,009,030	5,020,764	5,176,981	1,818,236	1,218,660
Transfers between Variable Investment Options including guaranteed interest account, net	26,361,606	(4,786,954)	(11,916,918)	(7,954,196)	4,396,523	(369,397)
Redemptions for contract benefits and terminations	(17,824,058)	(16,265,281)	(13,219,463)	(14,260,922)	(2,286,690)	(2,269,735)
Contract maintenance charges	(75,796)	(71,322)	(40,450)	(43,379)	(28,249)	(27,536)

Net increase (decrease) in net assets resulting from contractowners transactions	19,495,074	(13,114,527)	(20,156,067)	(17,081,516)	3,899,820	(1,448,008)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	2,141	—	103	5	—	—

Net Increase (Decrease) in Net Assets	76,920,215	47,768,751	23,391,387	23,325,360	13,986,828	5,631,000
Net Assets — Beginning of Year or Period	246,665,584	198,896,833	162,231,315	138,905,955	28,399,524	22,768,524

Net Assets — End of Year or Period	$323,585,799	$246,665,584	$185,622,702	$162,231,315	$42,386,352	$28,399,524

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(c)	EQ/Capital Group Research replaced EQ/UBS Growth due to a merger on June 5, 2020.

FSA-77

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$157,434	$7,182,010	$620,454	$461,733	$186,733	$104,526
Net realized gain (loss)	252,411,429	244,766,463	2,424,662	1,479,199	1,518,514	909,599
Net change in unrealized appreciation (depreciation) of investments	173,852,219	329,709,349	3,119,420	5,721,027	1,464,691	2,680,894

Net increase (decrease) in net assets resulting from operations	426,421,082	581,657,822	6,164,536	7,661,959	3,169,938	3,695,019

From Contractowners Transactions:
Payments received from contractowners	55,863,339	61,929,128	7,691,685	8,952,259	4,760,002	4,298,413
Transfers between Variable Investment Options including guaranteed interest account, net	(73,376,831)	(48,143,910)	1,547,717	817,799	(63,502)	419,146
Redemptions for contract benefits and terminations	(149,559,022)	(208,305,940)	(10,432,596)	(11,580,923)	(2,631,599)	(2,891,798)
Contract maintenance charges	(947,852)	(981,355)	(157,025)	(168,823)	(136,387)	(134,775)
Adjustments to net assets allocated to contracts in payout period	(339,946)	(1,125,956)	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(168,360,312)	(196,628,033)	(1,350,219)	(1,979,688)	1,928,514	1,690,986

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	736,839	1,487,900	—	(850)	613	(5)

Net Increase (Decrease) in Net Assets	258,797,609	386,517,689	4,814,317	5,681,421	5,099,065	5,386,000
Net Assets — Beginning of Year or Period	2,476,777,874	2,090,260,185	102,820,011	97,138,590	35,471,180	30,085,180

Net Assets — End of Year or Period	$2,735,575,483	$2,476,777,874	$107,634,328	$102,820,011	$40,570,245	$35,471,180

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-78

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$56,486	$46,164	$1,897,072	$852,589	$371,529	$860,458
Net realized gain (loss)	334,297	102,387	10,153,699	6,505,571	1,990,506	(197,193)
Net change in unrealized appreciation (depreciation) of investments	329,334	554,525	6,772,511	16,930,932	3,540,137	4,963,222

Net increase (decrease) in net assets resulting from operations	720,117	703,076	18,823,282	24,289,092	5,902,172	5,626,487

From Contractowners Transactions:
Payments received from contractowners	1,460,997	1,016,940	17,908,709	19,942,779	12,308,454	10,533,183
Transfers between Variable Investment Options including guaranteed interest account, net	2,096,308	666,282	(6,004,725)	(5,559,877)	5,763,789	3,089,238
Redemptions for contract benefits and terminations	(1,752,386)	(629,950)	(16,019,705)	(19,811,520)	(10,758,765)	(9,466,891)
Contract maintenance charges	(65,202)	(58,122)	(328,018)	(350,640)	(85,431)	(83,432)

Net increase (decrease) in net assets resulting from contractowners transactions	1,739,717	995,150	(4,443,739)	(5,779,258)	7,228,047	4,072,098

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,106	(27)	141	(8)	122	—

Net Increase (Decrease) in Net Assets	2,460,940	1,698,199	14,379,684	18,509,826	13,130,341	9,698,585
Net Assets — Beginning of Year or Period	10,581,252	8,883,053	221,123,391	202,613,565	122,892,877	113,194,292

Net Assets — End of Year or Period	$13,042,192	$10,581,252	$235,503,075	$221,123,391	$136,023,218	$122,892,877

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-79

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/CORE PLUS BOND*		EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$734,785	$634,562	$10,255	$70,532	$1,205,694	$6,729,477
Net realized gain (loss)	3,202,311	(787,555)	35,516	(232,274)	161,458,551	114,177,994
Net change in unrealized appreciation (depreciation) of investments	6,483,828	4,402,648	2,653,036	2,596,859	199,617,996	343,519,815

Net increase (decrease) in net assets resulting from operations	10,420,924	4,249,655	2,698,807	2,435,117	362,282,241	464,427,286

From Contractowners Transactions:
Payments received from contractowners	5,108,301	4,547,787	2,846,472	2,797,414	209,431,459	181,718,842
Transfers between Variable Investment Options including guaranteed interest account, net	2,028,701	(1,162,717)	794,721	(160,255)	(7,443,789)	(8,948,998)
Redemptions for contract benefits and terminations	(7,318,240)	(6,980,001)	(1,255,803)	(950,355)	(122,115,354)	(118,047,271)
Contract maintenance charges	(56,772)	(56,467)	(14,751)	(12,857)	(1,351,007)	(1,122,673)
Adjustments to net assets allocated to contracts in payout period	11,272	11,778	—	—	(286,686)	(585,413)

Net increase (decrease) in net assets resulting from contractowners transactions	(226,738)	(3,639,620)	2,370,639	1,673,947	78,234,623	53,014,487

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(11,267)	(11,778)	826	(9)	354,156	603,014

Net Increase (Decrease) in Net Assets	10,182,919	598,257	5,070,272	4,109,055	440,871,020	518,044,787
Net Assets — Beginning of Year or Period	78,276,446	77,678,189	17,886,837	13,777,782	2,097,202,791	1,579,158,004

Net Assets — End of Year or Period	$88,459,365	$78,276,446	$22,957,109	$17,886,837	$2,538,073,811	$2,097,202,791

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-80

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN BALANCED MANAGED VOLATILITY*		EQ/FRANKLIN RISING DIVIDENDS*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,591,945)	$(1,175,778)	$1,111,437	$1,195,341	$(20,415)	$30,593
Net realized gain (loss)	34,009,053	2,052,181	5,088,036	2,761,939	254,962	68,079
Net change in unrealized appreciation (depreciation) of investments	90,495,052	114,752,425	(2,703,201)	8,213,074	2,603,346	1,172,563

Net increase (decrease) in net assets resulting from operations	121,912,160	115,628,828	3,496,272	12,170,354	2,837,893	1,271,235

From Contractowners Transactions:
Payments received from contractowners	42,586,326	44,206,762	4,678,515	4,968,938	4,398,936	3,070,840
Transfers between Variable Investment Options including guaranteed interest account, net	(28,736,300)	(18,884,330)	(4,467,637)	(1,952,681)	1,233,147	5,437,874
Redemptions for contract benefits and terminations	(31,343,946)	(31,117,158)	(6,204,698)	(7,526,550)	(360,761)	(158,483)
Contract maintenance charges	(260,452)	(261,276)	(58,257)	(62,305)	(470)	(175)

Net increase (decrease) in net assets resulting from contractowners transactions	(17,754,372)	(6,056,002)	(6,052,077)	(4,572,598)	5,270,852	8,350,056

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	4,801	(7)	168	—	10,358	430

Net Increase (Decrease) in Net Assets	104,162,589	109,572,819	(2,555,637)	7,597,756	8,119,103	9,621,721
Net Assets — Beginning of Year or Period	503,308,538	393,735,719	90,207,268	82,609,512	10,962,407	1,340,686

Net Assets — End of Year or Period	$607,471,127	$503,308,538	$87,651,631	$90,207,268	$19,081,510	$10,962,407

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-81

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/GLOBAL BOND PLUS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(93,752)	$(66,321)	$293,180	$(211,588)	$(2,272,853)	$201,472
Net realized gain (loss)	1,002,583	1,399,970	998,437	(21,654)	37,045,090	25,545,713
Net change in unrealized appreciation (depreciation) of investments	1,168,946	2,720,553	2,084,394	2,590,860	11,144,898	50,897,621

Net increase (decrease) in net assets resulting from operations	2,077,777	4,054,202	3,376,011	2,357,618	45,917,135	76,644,806

From Contractowners Transactions:
Payments received from contractowners	1,122,639	1,185,629	3,446,627	3,386,120	17,049,086	18,444,651
Transfers between Variable Investment Options including guaranteed interest account, net	(717,570)	(616,097)	(1,359,284)	(1,752,296)	(15,512,572)	(12,563,733)
Redemptions for contract benefits and terminations	(1,229,282)	(1,485,179)	(4,953,940)	(5,045,801)	(25,053,476)	(27,827,871)
Contract maintenance charges	(8,757)	(10,063)	(27,720)	(29,007)	(162,095)	(179,899)

Net increase (decrease) in net assets resulting from contractowners transactions	(832,970)	(925,710)	(2,894,317)	(3,440,984)	(23,679,057)	(22,126,852)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,363	1,038	—	—	—	9,453

Net Increase (Decrease) in Net Assets	1,246,170	3,129,530	481,694	(1,083,366)	22,238,078	54,527,407
Net Assets — Beginning of Year or Period	20,378,818	17,249,288	48,563,915	49,647,281	387,009,023	332,481,616

Net Assets — End of Year or Period	$21,624,988	$20,378,818	$49,045,609	$48,563,915	$409,247,101	$387,009,023

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-82

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(348,326)	$(213,826)	$13,212	$5,394	$(147,820)	$147,812
Net realized gain (loss)	758,044	1,525,536	60,149	68,441	821,985	141,360
Net change in unrealized appreciation (depreciation) of investments	4,532,972	13,384,598	99,772	157,700	848,364	1,129,981

Net increase (decrease) in net assets resulting from operations	4,942,690	14,696,308	173,133	231,535	1,522,529	1,419,153

From Contractowners Transactions:
Payments received from contractowners	4,988,603	5,343,007	—	7,000	3,564,414	2,188,390
Transfers between Variable Investment Options including guaranteed interest account, net	(1,214,551)	(1,913,393)	—	—	2,846,389	609,307
Redemptions for contract benefits and terminations	(3,745,909)	(3,997,766)	(11,356)	(114,272)	(4,219,610)	(4,582,255)
Contract maintenance charges	(26,287)	(29,510)	—	—	(31,718)	(33,026)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	21,002	8,929

Net increase (decrease) in net assets resulting from contractowners transactions	1,856	(597,662)	(11,356)	(107,272)	2,180,477	(1,808,655)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	2,326	—	11	—	(23,534)	(11,396)

Net Increase (Decrease) in Net Assets	4,946,872	14,098,646	161,788	124,263	3,679,472	(400,898)
Net Assets — Beginning of Year or Period	64,507,222	50,408,576	1,418,560	1,294,297	49,878,768	50,279,666

Net Assets — End of Year or Period	$69,454,094	$64,507,222	$1,580,348	$1,418,560	$53,558,240	$49,878,768

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-83

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$226,310	$1,155,994	$2,335,643	$5,473,287	$63,680	$157,609
Net realized gain (loss)	4,993,739	4,850,519	(1,542,588)	497,134	142,496	137,364
Net change in unrealized appreciation (depreciation) of investments	5,980,246	23,885,874	9,599,068	59,345,106	682,472	2,023,373

Net increase (decrease) in net assets resulting from operations	11,200,295	29,892,387	10,392,123	65,315,527	888,648	2,318,346

From Contractowners Transactions:
Payments received from contractowners	9,576,620	10,425,136	27,658,715	22,671,626	1,569,985	1,796,859
Transfers between Variable Investment Options including guaranteed interest account, net	(5,113,581)	(3,957,323)	(3,656,558)	(1,168,198)	252,622	(128,053)
Redemptions for contract benefits and terminations	(10,664,095)	(12,013,995)	(22,586,472)	(27,811,377)	(854,098)	(985,855)
Contract maintenance charges	(70,579)	(78,915)	(182,314)	(171,035)	(9,176)	(9,373)
Adjustments to net assets allocated to contracts in payout period	—	—	71,253	(123,289)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(6,271,635)	(5,625,097)	1,304,624	(6,602,273)	959,333	673,578

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	—	(70,828)	123,289	108	—

Net Increase (Decrease) in Net Assets	4,928,660	24,267,290	11,625,919	58,836,543	1,848,089	2,991,924
Net Assets — Beginning of Year or Period	169,557,204	145,289,914	378,992,605	320,156,062	14,287,214	11,295,290

Net Assets — End of Year or Period	$174,485,864	$169,557,204	$390,618,524	$378,992,605	$16,135,303	$14,287,214

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-84

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$170,778	$1,719,664	$781,477	$966,395	$(2,980,381)	$(1,801,460)
Net realized gain (loss)	4,398,819	7,301,693	3,047,839	10,017,546	12,951,626	7,513,292
Net change in unrealized appreciation (depreciation) of investments	(209,974)	22,592,724	(6,697,866)	13,675,847	52,337,614	45,566,835

Net increase (decrease) in net assets resulting from operations	4,359,623	31,614,081	(2,868,550)	24,659,788	62,308,859	51,278,667

From Contractowners Transactions:
Payments received from contractowners	8,835,896	9,169,550	7,001,724	7,761,424	26,954,881	28,062,692
Transfers between Variable Investment Options including guaranteed interest account, net	(4,611,055)	(4,703,443)	(4,703,222)	(3,372,829)	(7,106,271)	1,620,663
Redemptions for contract benefits and terminations	(9,797,669)	(11,846,697)	(7,326,288)	(9,947,064)	(15,324,111)	(13,595,481)
Contract maintenance charges	(66,259)	(80,046)	(44,089)	(50,835)	(177,314)	(152,901)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,639,087)	(7,460,636)	(5,071,875)	(5,609,304)	4,347,185	15,934,973

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	—	—	—	3,402	1,778

Net Increase (Decrease) in Net Assets	(1,279,464)	24,153,445	(7,940,425)	19,050,484	66,659,446	67,215,418
Net Assets — Beginning of Year or Period	176,878,495	152,725,050	126,414,465	107,363,981	235,056,775	167,841,357

Net Assets — End of Year or Period	$175,599,031	$176,878,495	$118,474,040	$126,414,465	$301,716,221	$235,056,775

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-85

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/INVESCO GLOBAL REAL ESTATE*		EQ/INVESCO INTERNATIONAL GROWTH*		EQ/JANUS ENTERPRISE* (d)
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,143,254	$3,278,272	$(323,251)	$450,019	$(5,560,701)	$(4,484,309)
Net realized gain (loss)	(1,104,850)	5,961,269	1,674,274	2,839,499	63,069,139	25,400,484
Net change in unrealized appreciation (depreciation) of investments	(13,221,955)	8,665,551	10,706,964	16,848,357	33,219,813	82,840,856

Net increase (decrease) in net assets resulting from operations	(13,183,551)	17,905,092	12,057,987	20,137,875	90,728,251	103,757,031

From Contractowners Transactions:
Payments received from contractowners	9,294,801	10,160,563	10,326,490	11,138,695	36,501,393	32,891,120
Transfers between Variable Investment Options including guaranteed interest account, net	(1,769,535)	(4,454,158)	(4,032,689)	(3,472,732)	73,823,634	(5,033,660)
Redemptions for contract benefits and terminations	(6,224,106)	(6,773,644)	(6,208,585)	(5,574,454)	(27,271,519)	(23,437,132)
Contract maintenance charges	(45,779)	(52,356)	(62,553)	(57,179)	(203,988)	(187,866)

Net increase (decrease) in net assets resulting from contractowners transactions	1,255,381	(1,119,595)	22,663	2,034,330	82,849,520	4,232,462

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,942	—	3,786	—	30,551	4,630

Net Increase (Decrease) in Net Assets	(11,926,228)	16,785,497	12,084,436	22,172,205	173,608,322	107,994,123
Net Assets — Beginning of Year or Period	102,225,757	85,440,260	96,710,565	74,538,360	405,013,612	297,019,489

Net Assets — End of Year or Period	$90,299,529	$102,225,757	$108,795,001	$96,710,565	$578,621,934	$405,013,612

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(d)	EQ/Janus Enterprise replaced Multimanager Mid Cap Growth due to a merger on June 5, 2020.

FSA-86

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/JPMORGAN VALUE OPPORTUNITIES*			EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*
	2020		2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(74,278	) $	85,072	$(203,073)	$2,471	$(3,997,792)	$(2,060,821)
Net realized gain (loss)	10,792		4,254,706	6,099,647	4,627,221	56,279,118	34,388,741
Net change in unrealized appreciation (depreciation) of investments	24,141,258		35,343,320	(1,020,288)	3,600,438	85,775,705	63,006,937

Net increase (decrease) in net assets resulting from operations	24,077,772		39,683,098	4,876,286	8,230,130	138,057,031	95,334,857

From Contractowners Transactions:
Payments received from contractowners	24,053,733		25,162,650	1,472,839	1,424,764	33,659,483	30,859,137
Transfers between Variable Investment Options including guaranteed interest account, net	1,973,208		3,540,683	(1,390,004)	(840,132)	(928,084)	(3,285,560)
Redemptions for contract benefits and terminations	(13,350,391)		(12,084,772)	(3,043,538)	(2,951,931)	(26,476,031)	(22,779,998)
Contract maintenance charges	(123,562)		(111,757)	(16,680)	(16,826)	(313,566)	(260,793)

Net increase (decrease) in net assets resulting from contractowners transactions	12,552,988		16,506,804	(2,977,383)	(2,384,125)	5,941,802	4,532,786

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—		—	—	—	(7)	—

Net Increase (Decrease) in Net Assets	36,630,760		56,189,902	1,898,903	5,846,005	143,998,826	99,867,643
Net Assets — Beginning of Year or Period	202,872,913		146,683,011	35,768,100	29,922,095	381,210,376	281,342,733

Net Assets — End of Year or Period	$239,503,673		$202,872,913	$37,667,003	$35,768,100	$525,209,202	$381,210,376

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-87

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(10,648,763)	$(6,767,168)	$792,400	$1,125,520	$1,967,543	$4,989,579
Net realized gain (loss)	202,427,926	115,124,313	981,195	7,094,291	80,497,486	94,226,443
Net change in unrealized appreciation (depreciation) of investments	45,973,187	100,084,475	270,190	13,063,250	(51,757,887)	69,578,033

Net increase (decrease) in net assets resulting from operations	237,752,350	208,441,620	2,043,785	21,283,061	30,707,142	168,794,055

From Contractowners Transactions:
Payments received from contractowners	23,876,443	24,509,137	12,248,760	12,342,008	24,677,468	25,716,925
Transfers between Variable Investment Options including guaranteed interest account, net	(36,703,708)	(24,422,568)	234,492	2,585,552	(22,768,686)	(19,559,743)
Redemptions for contract benefits and terminations	(51,500,712)	(52,731,813)	(6,588,582)	(7,543,108)	(45,405,735)	(58,294,521)
Contract maintenance charges	(356,241)	(351,608)	(82,594)	(80,803)	(328,823)	(367,134)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	254,660	(262,115)

Net increase (decrease) in net assets resulting from contractowners transactions	(64,684,218)	(52,996,852)	5,812,076	7,303,649	(43,571,116)	(52,766,588)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	25,509	5,561	—	(254,655)	262,115

Net Increase (Decrease) in Net Assets	173,068,132	155,470,277	7,861,422	28,586,710	(13,118,629)	116,289,582
Net Assets — Beginning of Year or Period	826,385,902	670,915,625	114,170,855	85,584,145	845,247,060	728,957,478

Net Assets — End of Year or Period	$999,454,034	$826,385,902	$122,032,277	$114,170,855	$832,128,431	$845,247,060

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-88

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,394,099	$3,553,403	$(1,359,053)	$(1,204,758)	$(1,518,265)	$170,290
Net realized gain (loss)	(1,238,745)	4,591,255	20,025,500	11,478,309	24,857,814	7,348,146
Net change in unrealized appreciation (depreciation) of investments	(4,466,735)	28,899,305	10,612,346	14,430,170	6,363,382	32,345,646

Net increase (decrease) in net assets resulting from operations	(4,311,381)	37,043,963	29,278,793	24,703,721	29,702,931	39,864,082

From Contractowners Transactions:
Payments received from contractowners	27,139,629	30,132,472	6,069,080	6,219,734	24,351,635	24,491,292
Transfers between Variable Investment Options including guaranteed interest account, net	(5,419,201)	(2,749,256)	(4,516,367)	(1,796,609)	(2,233,921)	1,232,908
Redemptions for contract benefits and terminations	(14,029,999)	(15,048,137)	(9,995,743)	(8,151,190)	(15,786,876)	(11,660,211)
Contract maintenance charges	(119,279)	(131,871)	(34,813)	(30,200)	(166,285)	(147,313)

Net increase (decrease) in net assets resulting from contractowners transactions	7,571,150	12,203,208	(8,477,843)	(3,758,265)	6,164,553	13,916,676

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	—	398	—	—	—

Net Increase (Decrease) in Net Assets	3,259,769	49,247,171	20,801,348	20,945,456	35,867,484	53,780,758
Net Assets — Beginning of Year or Period	256,993,828	207,746,657	105,146,440	84,200,984	203,170,459	149,389,701

Net Assets — End of Year or Period	$260,253,597	$256,993,828	$125,947,788	$105,146,440	$239,037,943	$203,170,459

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-89

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,912,797)	$(2,728,368)	$(2,816,247)	$(2,358,176)	$(3,226,430)	$(2,421,670)
Net realized gain (loss)	23,211,516	7,081,029	38,321,818	4,135,621	31,003,299	3,760,827
Net change in unrealized appreciation (depreciation) of investments	96,742,572	110,344,639	25,391,672	51,545,773	79,554,891	53,069,839

Net increase (decrease) in net assets resulting from operations	114,041,291	114,697,300	60,897,243	53,323,218	107,331,760	54,408,996

From Contractowners Transactions:
Payments received from contractowners	72,623,347	77,448,832	23,413,231	23,624,080	32,193,828	28,504,562
Transfers between Variable Investment Options including guaranteed interest account, net	(28,330,936)	(7,377,775)	(6,434,850)	2,095,028	14,889,250	(3,186,341)
Redemptions for contract benefits and terminations	(36,945,164)	(29,681,763)	(14,179,730)	(11,909,928)	(15,805,129)	(11,598,084)
Contract maintenance charges	(413,728)	(375,596)	(126,004)	(106,666)	(173,563)	(125,822)

Net increase (decrease) in net assets resulting from contractowners transactions	6,933,519	40,013,698	2,672,647	13,702,514	31,104,386	13,594,315

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	8,898	1,648	3,903	(7)	21,303	—

Net Increase (Decrease) in Net Assets	120,983,708	154,712,646	63,573,793	67,025,725	138,457,449	68,003,311
Net Assets — Beginning of Year or Period	609,028,254	454,315,608	216,515,476	149,489,751	223,102,474	155,099,163

Net Assets — End of Year or Period	$730,011,962	$609,028,254	$280,089,269	$216,515,476	$361,559,923	$223,102,474

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-90

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,564,824	$2,063,970	$(1,461,065)	$(721,377)	$(610,785)	$317,804
Net realized gain (loss)	4,033,246	2,169,268	57,117,571	54,273,087	30,288,214	50,916,075
Net change in unrealized appreciation (depreciation) of investments	(208,621)	20,997,294	38,718,525	90,557,964	(15,848,173)	50,153,955

Net increase (decrease) in net assets resulting from operations	5,389,449	25,230,532	94,375,031	144,109,674	13,829,256	101,387,834

From Contractowners Transactions:
Payments received from contractowners	11,516,535	12,253,973	71,862,031	69,119,509	16,623,265	17,733,029
Transfers between Variable Investment Options including guaranteed interest account, net	(5,023,670)	(3,802,372)	(13,353,656)	(4,427,146)	(14,857,441)	(13,046,428)
Redemptions for contract benefits and terminations	(9,326,077)	(9,777,258)	(44,006,678)	(43,073,348)	(26,294,504)	(31,751,283)
Contract maintenance charges	(66,102)	(69,787)	(424,012)	(406,987)	(184,870)	(215,958)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,899,314)	(1,395,444)	14,077,685	21,212,028	(24,713,550)	(27,280,640)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	7,477	341	12,891	529	10,321	—

Net Increase (Decrease) in Net Assets	2,497,612	23,835,429	108,465,607	165,322,231	(10,873,973)	74,107,194
Net Assets — Beginning of Year or Period	133,640,641	109,805,212	762,502,051	597,179,820	489,614,630	415,507,436

Net Assets — End of Year or Period	$136,138,253	$133,640,641	$870,967,658	$762,502,051	$478,740,657	$489,614,630

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-91

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$20,477,445	$10,865,221	$826,735	$374,983	$16,041,345	$4,099,706
Net realized gain (loss)	77,886,399	68,363,922	5,966,605	3,320,092	87,773,281	79,886,088
Net change in unrealized appreciation (depreciation) of investments	62,976,040	134,701,412	4,101,008	8,793,005	51,537,209	114,780,996

Net increase (decrease) in net assets resulting from operations	161,339,884	213,930,555	10,894,348	12,488,080	155,351,835	198,766,790

From Contractowners Transactions:
Payments received from contractowners	97,224,124	102,685,950	15,344,955	15,225,016	86,642,826	90,473,043
Transfers between Variable Investment Options including guaranteed interest account, net	(48,467,351)	(43,552,097)	(1,665,036)	(1,357,846)	(37,424,510)	(35,956,257)
Redemptions for contract benefits and terminations	(109,489,536)	(133,886,747)	(7,656,817)	(5,498,740)	(77,005,894)	(80,529,254)
Contract maintenance charges	(1,687,882)	(1,797,562)	(162,238)	(160,842)	(1,349,073)	(1,422,939)
Adjustments to net assets allocated to contracts in payout period	152,964	(126,997)	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(62,267,681)	(76,677,453)	5,860,864	8,207,588	(29,136,651)	(27,435,407)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(443,753)	(223,857)	—	—	7	(32)

Net Increase (Decrease) in Net Assets	98,628,450	137,029,245	16,755,212	20,695,668	126,215,191	171,331,351
Net Assets — Beginning of Year or Period	1,646,831,798	1,509,802,553	93,139,638	72,443,970	1,255,966,250	1,084,634,899

Net Assets — End of Year or Period	$1,745,460,248	$1,646,831,798	$109,894,850	$93,139,638	$1,382,181,441	$1,255,966,250

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-92

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH* (i)(j)		EQ/PIMCO GLOBAL REAL RETURN*
	2020	2019	2020		2020		2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(842,529)	$329,443	$(559,205	) $	(617,261	) $	1,097,332
Net realized gain (loss)	181	3,295	18,470,649		1,233,824		100,501
Net change in unrealized appreciation (depreciation) of investments	1,205	(2,332)	26,655,910		3,913,934		1,483,616

Net increase (decrease) in net assets resulting from operations	(841,143)	330,406	44,567,354		4,530,497		2,681,449

From Contractowners Transactions:
Payments received from contractowners	81,980,222	90,825,975	2,057,891		8,738,585		7,367,131
Transfers between Variable Investment Options including guaranteed interest account, net	(28,455,740)	(79,873,850)	64,895,458		4,299,208		875,754
Redemptions for contract benefits and terminations	(18,488,903)	(15,922,325)	(2,352,630)		(3,661,814)		(2,916,410)
Contract maintenance charges	(89,890)	(82,801)	(13,068)		(32,251)		(28,681)
Adjustments to net assets allocated to contracts in payout period	(8,831)	15,499	—		—		—

Net increase (decrease) in net assets resulting from contractowners transactions	34,936,858	(5,037,502)	64,587,651		9,343,728		5,297,794

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	54,424	53,834	302,476		3,320		723

Net Increase (Decrease) in Net Assets	34,150,139	(4,653,262)	109,457,481		13,877,545		7,979,966
Net Assets — Beginning of Year or Period	69,306,529	73,959,791	—		46,554,879		38,574,913

Net Assets — End of Year or Period	$103,456,668	$69,306,529	$109,457,481		$60,432,424		$46,554,879

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(i)	EQ/Morgan Stanley Small Cap Growth replaced CharterSM Small Cap Growth due to a merger on June 12, 2020.
(j)	Units were made available on June 12, 2020.

FSA-93

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(357,230)	$757,104	$24,392	$205,806	$(547,279)	$(379,230)
Net realized gain (loss)	(104,288)	(10,302)	2,232,894	(258,664)	5,572,311	19,126,553
Net change in unrealized appreciation (depreciation) of investments	344,448	237,781	1,184,781	3,177,336	64,792,556	46,959,693

Net increase (decrease) in net assets resulting from operations	(117,070)	984,583	3,442,067	3,124,478	69,817,588	65,707,016

From Contractowners Transactions:
Payments received from contractowners	6,451,581	5,777,174	4,092,723	3,978,082	33,747,533	30,419,921
Transfers between Variable Investment Options including guaranteed interest account, net	1,786,342	(1,190,844)	3,651,777	(1,238,512)	(3,452,294)	(546,874)
Redemptions for contract benefits and terminations	(7,327,199)	(8,000,942)	(6,188,014)	(6,703,224)	(18,483,011)	(20,406,603)
Contract maintenance charges	(42,022)	(46,184)	(44,842)	(46,460)	(186,574)	(163,716)
Adjustments to net assets allocated to contracts in payout period	—	—	58,507	15,859	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	868,702	(3,460,796)	1,570,151	(3,994,255)	11,625,654	9,302,728

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	—	(58,387)	(15,859)	—	—

Net Increase (Decrease) in Net Assets	751,632	(2,476,213)	4,953,831	(885,636)	81,443,242	75,009,744
Net Assets — Beginning of Year or Period	75,634,598	78,110,811	73,446,944	74,332,580	349,031,671	274,021,927

Net Assets — End of Year or Period	$76,386,230	$75,634,598	$78,400,775	$73,446,944	$430,474,913	$349,031,671

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-94

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/T. ROWE PRICE GROWTH STOCK*		EQ/WELLINGTON ENERGY*		FIDELITY® VIP EQUITY- INCOME PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,075,770)	$(9,644,427)	$727,328	$(114,180)	$101,166	$117,681
Net realized gain (loss)	93,869,623	54,655,601	(16,904,654)	(5,114,111)	888,553	823,711
Net change in unrealized appreciation (depreciation) of investments	228,829,769	148,161,108	1,654,585	5,007,076	326,570	2,378,192

Net increase (decrease) in net assets resulting from operations	310,623,622	193,172,282	(14,522,741)	(221,215)	1,316,289	3,319,584

From Contractowners Transactions:
Payments received from contractowners	91,984,979	89,636,841	5,595,657	6,411,595	2,843,728	2,736,715
Transfers between Variable Investment Options including guaranteed interest account, net	(19,685,181)	866,439	3,491,145	1,451,019	554,661	45,845
Redemptions for contract benefits and terminations	(61,671,561)	(46,458,311)	(2,185,801)	(3,769,275)	(1,057,924)	(938,912)
Contract maintenance charges	(549,898)	(454,476)	(16,293)	(23,977)	(15,606)	(13,689)

Net increase (decrease) in net assets resulting from contractowners transactions	10,078,339	43,590,493	6,884,708	4,069,362	2,324,859	1,829,959

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	4,937	3,110	—	—	—

Net Increase (Decrease) in Net Assets	320,701,961	236,767,712	(7,634,923)	3,848,147	3,641,148	5,149,543
Net Assets — Beginning of Year or Period	875,453,558	638,685,846	41,507,601	37,659,454	17,458,045	12,308,502

Net Assets — End of Year or Period	$1,196,155,519	$875,453,558	$33,872,678	$41,507,601	$21,099,193	$17,458,045

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-95

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	FIDELITY® VIP MID CAP PORTFOLIO		INVESCO OPPENHEIMER V.I. MAIN STREET FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(524,348)	$(303,017)	$9,205	$(23,304)	$1,124,788	$964,665
Net realized gain (loss)	(355,357)	5,445,076	967,694	1,265,050	752,944	3,568,366
Net change in unrealized appreciation (depreciation) of investments	13,976,681	6,493,386	235,738	774,618	(2,228,779)	7,176,257

Net increase (decrease) in net assets resulting from operations	13,096,976	11,635,445	1,212,637	2,016,364	(351,047)	11,709,288

From Contractowners Transactions:
Payments received from contractowners	10,661,239	11,274,790	1,128,522	1,476,278	9,971,007	11,142,950
Transfers between Variable Investment Options including guaranteed interest account, net	(2,403,546)	(1,912,160)	(619,177)	40,228	(2,920,107)	(3,407,932)
Redemptions for contract benefits and terminations	(3,087,364)	(3,353,047)	(420,883)	(410,177)	(4,020,788)	(2,668,953)
Contract maintenance charges	(70,625)	(68,247)	(8,288)	(8,081)	(67,542)	(68,159)

Net increase (decrease) in net assets resulting from contractowners transactions	5,099,704	5,941,336	80,174	1,098,248	2,962,570	4,997,906

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	2,114	271	2,950	—	2,249	(252)

Net Increase (Decrease) in Net Assets	18,198,794	17,577,052	1,295,761	3,114,612	2,613,772	16,706,942
Net Assets — Beginning of Year or Period	69,299,006	51,721,954	9,435,871	6,321,259	64,887,892	48,180,950

Net Assets — End of Year or Period	$87,497,800	$69,299,006	$10,731,632	$9,435,871	$67,501,664	$64,887,892

The accompanying notes are an integral part of these financial statements.

FSA-96

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,223,562	$2,128,259	$(166,162)	$(228,805)	$(127,550)	$(126,152)
Net realized gain (loss)	(580,711)	(61,481)	4,268,836	2,008,803	769,645	1,070,920
Net change in unrealized appreciation (depreciation) of investments	(852,836)	2,840,970	(2,072,027)	2,923,571	2,264,141	1,247,804

Net increase (decrease) in net assets resulting from operations	790,015	4,907,748	2,030,647	4,703,569	2,906,236	2,192,572

From Contractowners Transactions:
Payments received from contractowners	6,746,779	7,128,029	2,434,332	2,411,087	1,073,125	1,125,859
Transfers between Variable Investment Options including guaranteed interest account, net	(2,336,396)	1,491,953	(316,137)	(445,812)	(169,504)	(415,075)
Redemptions for contract benefits and terminations	(3,709,197)	(3,683,192)	(1,844,289)	(1,503,715)	(691,640)	(775,313)
Contract maintenance charges	(33,895)	(32,553)	(12,591)	(12,651)	(5,991)	(5,683)

Net increase (decrease) in net assets resulting from contractowners transactions	667,291	4,904,237	261,315	448,909	205,990	(70,212)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	512	—	—	—	2,158	—

Net Increase (Decrease) in Net Assets	1,457,818	9,811,985	2,291,962	5,152,478	3,114,384	2,122,360
Net Assets — Beginning of Year or Period	50,138,707	40,326,722	24,965,725	19,813,247	10,957,573	8,835,213

Net Assets — End of Year or Period	$51,596,525	$50,138,707	$27,257,687	$24,965,725	$14,071,957	$10,957,573

The accompanying notes are an integral part of these financial statements.

FSA-97

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	IVY VIP HIGH INCOME		IVY VIP SMALL CAP GROWTH		MFS® INVESTORS TRUST SERIES
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$15,779,334	$13,664,545	$(539,593)	$(473,598)	$(180,662)	$(149,765)
Net realized gain (loss)	(3,625,266)	(3,967,658)	(1,385,000)	2,284,319	1,494,586	1,678,335
Net change in unrealized appreciation (depreciation) of investments	827,861	13,969,383	18,122,155	5,176,333	1,598,465	3,547,329

Net increase (decrease) in net assets resulting from operations	12,981,929	23,666,270	16,197,562	6,987,054	2,912,389	5,075,899

From Contractowners Transactions:
Payments received from contractowners	33,657,459	36,258,518	6,197,174	6,115,019	2,469,271	2,424,868
Transfers between Variable Investment Options including guaranteed interest account, net	(10,676,536)	(1,228,595)	(65,804)	341,719	(1,008,291)	687,015
Redemptions for contract benefits and terminations	(20,993,667)	(21,808,331)	(2,333,965)	(2,150,856)	(1,238,188)	(1,759,819)
Contract maintenance charges	(172,384)	(174,109)	(30,506)	(25,378)	(14,951)	(10,097)

Net increase (decrease) in net assets resulting from contractowners transactions	1,814,872	13,047,483	3,766,899	4,280,504	207,841	1,341,967

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,396	306	189	—	103	—

Net Increase (Decrease) in Net Assets	14,798,197	36,714,059	19,964,650	11,267,558	3,120,333	6,417,866
Net Assets — Beginning of Year or Period	273,892,693	237,178,634	42,033,405	30,765,847	23,196,248	16,778,382

Net Assets — End of Year or Period	$288,690,890	$273,892,693	$61,998,055	$42,033,405	$26,316,581	$23,196,248

The accompanying notes are an integral part of these financial statements.

FSA-98

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(355,610)	$(218,300)	$(6,875,500)	$(995,126)	$871,130	$975,999
Net realized gain (loss)	6,432,881	2,778,740	126,040,279	99,212,781	3,018,975	680,171
Net change in unrealized appreciation (depreciation) of investments	1,411,942	5,237,815	132,952,452	84,824,839	1,918,041	4,514,160

Net increase (decrease) in net assets resulting from operations	7,489,213	7,798,255	252,117,231	183,042,494	5,808,146	6,170,330

From Contractowners Transactions:
Payments received from contractowners	5,231,166	3,490,858	10,987,702	11,676,406	17,140,067	11,192,204
Transfers between Variable Investment Options including guaranteed interest account, net	(2,015,305)	6,216,007	(23,548,677)	(16,521,628)	8,555,090	2,095,053
Redemptions for contract benefits and terminations	(2,158,077)	(1,302,711)	(47,676,522)	(56,470,981)	(10,844,441)	(10,782,018)
Contract maintenance charges	(21,475)	(15,239)	(343,366)	(342,842)	(92,611)	(64,859)
Adjustments to net assets allocated to contracts in payout period	—	—	(246,509)	(153,856)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,036,309	8,388,915	(60,827,372)	(61,812,901)	14,758,105	2,440,380

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	3,309	1,780	486,059	(89,084)	173	151

Net Increase (Decrease) in Net Assets	8,528,831	16,188,950	191,775,918	121,140,509	20,566,424	8,610,861
Net Assets — Beginning of Year or Period	34,476,940	18,287,990	711,258,816	590,118,307	112,076,914	103,466,053

Net Assets — End of Year or Period	$43,005,771	$34,476,940	$903,034,734	$711,258,816	$132,643,338	$112,076,914

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-99

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	MULTIMANAGER TECHNOLOGY*		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		TARGET 2015 ALLOCATION*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,400,315)	$(2,598,066)	$408,643	$268,178	$164,388	$111,132
Net realized gain (loss)	88,426,027	35,151,372	(600,254)	(467,762)	782,432	569,954
Net change in unrealized appreciation (depreciation) of investments	41,577,163	35,290,452	278,437	985,217	751,655	1,564,926

Net increase (decrease) in net assets resulting from operations	126,602,875	67,843,758	86,826	785,633	1,698,475	2,246,012

From Contractowners Transactions:
Payments received from contractowners	14,516,778	11,871,009	1,236,108	1,305,319	1,355,397	2,001,086
Transfers between Variable Investment Options including guaranteed interest account, net	1,398,516	(4,086,017)	(232,734)	(22,824)	(549,156)	1,033,489
Redemptions for contract benefits and terminations	(19,987,651)	(17,316,580)	(707,306)	(631,692)	(1,693,419)	(2,576,050)
Contract maintenance charges	(124,710)	(104,926)	(6,032)	(6,447)	(9,437)	(10,022)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,197,067)	(9,636,514)	290,036	644,356	(896,615)	448,503

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	136	88	108	—	—	(930)

Net Increase (Decrease) in Net Assets	122,405,944	58,207,332	376,970	1,429,989	801,860	2,693,585
Net Assets — Beginning of Year or Period	249,387,520	191,180,188	9,015,609	7,585,620	18,947,114	16,253,529

Net Assets — End of Year or Period	$371,793,464	$249,387,520	$9,392,579	$9,015,609	$19,748,974	$18,947,114

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-100

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$611,191	$469,353	$588,459	$489,575	$443,872	$380,454
Net realized gain (loss)	6,030,803	4,149,170	5,170,496	4,105,810	3,726,628	3,812,260
Net change in unrealized appreciation (depreciation) of investments	3,491,354	8,875,702	9,585,248	13,684,173	10,282,481	12,647,803

Net increase (decrease) in net assets resulting from operations	10,133,348	13,494,225	15,344,203	18,279,558	14,452,981	16,840,517

From Contractowners Transactions:
Payments received from contractowners	11,409,545	10,356,199	16,593,705	14,384,885	14,914,020	14,188,950
Transfers between Variable Investment Options including guaranteed interest account, net	(1,311,282)	1,236,268	(2,477,395)	2,466,967	(69,585)	(397,892)
Redemptions for contract benefits and terminations	(9,816,141)	(7,039,491)	(6,750,293)	(4,310,180)	(3,850,879)	(3,831,801)
Contract maintenance charges	(45,506)	(47,222)	(86,250)	(82,830)	(116,029)	(112,422)

Net increase (decrease) in net assets resulting from contractowners transactions	236,616	4,505,754	7,279,767	12,458,842	10,877,527	9,846,835

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	—	211	—	—	—

Net Increase (Decrease) in Net Assets	10,369,964	17,999,979	22,624,181	30,738,400	25,330,508	26,687,352
Net Assets — Beginning of Year or Period	91,276,659	73,276,680	113,879,188	83,140,788	96,757,004	70,069,652

Net Assets — End of Year or Period	$101,646,623	$91,276,659	$136,503,369	$113,879,188	$122,087,512	$96,757,004

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-101

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	TARGET 2055 ALLOCATION*		TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$200,314	$132,757	$5,300,221	$4,175,195	$(94,541)	$(241,703)
Net realized gain (loss)	754,429	332,005	(1,147,442)	(546,329)	(2,259,378)	(1,018,070)
Net change in unrealized appreciation (depreciation) of investments	4,486,235	3,784,172	(8,961,508)	(3,086,261)	6,657,874	3,143,451

Net increase (decrease) in net assets resulting from operations	5,440,978	4,248,934	(4,808,729)	542,605	4,303,955	1,883,678

From Contractowners Transactions:
Payments received from contractowners	9,737,950	8,061,916	10,301,477	11,990,453	1,987,503	2,292,674
Transfers between Variable Investment Options including guaranteed interest account, net	930,945	1,872,845	(2,573,382)	(2,243,862)	940,348	686,748
Redemptions for contract benefits and terminations	(1,424,674)	(745,406)	(5,593,299)	(4,625,794)	(1,622,547)	(1,752,121)
Contract maintenance charges	(72,097)	(54,258)	(61,959)	(65,352)	(8,825)	(9,224)

Net increase (decrease) in net assets resulting from contractowners transactions	9,172,124	9,135,097	2,072,837	5,055,445	1,296,479	1,218,077

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	161	694	120	274	—

Net Increase (Decrease) in Net Assets	14,613,102	13,384,192	(2,735,198)	5,598,170	5,600,708	3,101,755
Net Assets — Beginning of Year or Period	26,753,644	13,369,452	74,250,014	68,651,844	20,621,690	17,519,935

Net Assets — End of Year or Period	$41,366,746	$26,753,644	$71,514,816	$74,250,014	$26,222,398	$20,621,690

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-102

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

The change in units outstanding for the years or periods ended December 31, 2020 and 2019 were as follows:

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	2	—	2	2	—	2

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	47	(25)	22	23	(13)	10

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	52	(25)	27	48	(14)	34

1290 VT EQUITY INCOME	IB	64	(76)	(12)	46	(73)	(27)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	14	(17)	(3)	11	(18)	(7)

1290 VT GAMCO SMALL COMPANY VALUE	IB	487	(444)	43	424	(347)	77

1290 VT HIGH YIELD BOND	IB	78	(60)	18	72	(29)	43

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	—	—	—	1	—	1

1290 VT MICRO CAP	IB	2	—	2	1	—	1

1290 VT SMALL CAP VALUE	IB	953	(66)	887	23	(7)	16

1290 VT SMARTBETA EQUITY	IB	392	(35)	357	19	(3)	16

1290 VT SOCIALLY RESPONSIBLE	IB	44	(37)	7	39	(36)	3

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	299	(132)	167	170	(86)	84

EQ/400 MANAGED VOLATILITY	IB	21	(18)	3	18	(11)	7

EQ/500 MANAGED VOLATILITY	IB	42	(37)	5	34	(25)	9

EQ/2000 MANAGED VOLATILITY	IB	16	(12)	4	11	(10)	1

EQ/AB DYNAMIC MODERATE GROWTH	IB	17	(20)	(3)	19	(19)	—

EQ/AB SMALL CAP GROWTH	IA	64	(110)	(46)	64	(105)	(41)
EQ/AB SMALL CAP GROWTH	IB	86	(59)	27	81	(35)	46

EQ/AGGRESSIVE ALLOCATION	B	331	(384)	(53)	337	(349)	(12)

EQ/AGGRESSIVE GROWTH STRATEGY	IB	679	(80)	599	—	—	—

EQ/ALL ASSET GROWTH ALLOCATION	IB	62	(61)	1	61	(64)	(3)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	512	(114)	398	122	(49)	73

The accompanying notes are an integral part of these financial statements.

FSA-103

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/BALANCED STRATEGY	IA	—	—	—	—	(1)	(1)
EQ/BALANCED STRATEGY	IB	74	(90)	(16)	81	(96)	(15)

EQ/BLACKROCK BASIC VALUE EQUITY	IB	272	(315)	(43)	237	(272)	(35)

EQ/CAPITAL GROUP RESEARCH	IB	190	(116)	74	47	(88)	(41)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	44	(111)	(67)	37	(108)	(71)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	43	(26)	17	14	(22)	(8)

EQ/COMMON STOCK INDEX	IA	132	(359)	(227)	121	(412)	(291)
EQ/COMMON STOCK INDEX	IB	139	(119)	20	131	(102)	29

EQ/CONSERVATIVE ALLOCATION	B	127	(138)	(11)	101	(117)	(16)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	62	(47)	15	54	(40)	14

EQ/CONSERVATIVE STRATEGY	IB	44	(31)	13	21	(11)	10

EQ/CONSERVATIVE-PLUS ALLOCATION	B	131	(160)	(29)	148	(187)	(39)

EQ/CORE BOND INDEX	IB	245	(187)	58	181	(147)	34

EQ/CORE PLUS BOND	A	39	(49)	(10)	26	(43)	(17)
EQ/CORE PLUS BOND	B	50	(36)	14	28	(34)	(6)

EQ/EMERGING MARKETS EQUITY PLUS	IB	72	(49)	23	67	(47)	20

EQ/EQUITY 500 INDEX	IA	264	(318)	(54)	185	(256)	(71)
EQ/EQUITY 500 INDEX	IB	857	(408)	449	659	(260)	399

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	231	(294)	(63)	235	(255)	(20)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	45	(87)	(42)	52	(82)	(30)

EQ/FRANKLIN RISING DIVIDENDS	IB	60	(13)	47	80	(2)	78

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	20	(25)	(5)	12	(18)	(6)

EQ/GLOBAL BOND PLUS	IB	56	(82)	(26)	47	(73)	(26)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	76	(154)	(78)	75	(157)	(82)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	63	(60)	3	45	(49)	(4)

EQ/GROWTH STRATEGY	IA	—	—	—	1	(1)	—

The accompanying notes are an integral part of these financial statements.

FSA-104

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	44	(40)	4	23	(31)	(8)
EQ/INTERMEDIATE GOVERNMENT BOND	IB	58	(44)	14	11	(15)	(4)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	98	(144)	(46)	99	(141)	(42)

EQ/INTERNATIONAL EQUITY INDEX	IA	178	(251)	(73)	158	(240)	(82)
EQ/INTERNATIONAL EQUITY INDEX	IB	184	(81)	103	104	(52)	52

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	23	(16)	7	23	(19)	4

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	95	(137)	(42)	83	(137)	(54)

EQ/INVESCO COMSTOCK	IB	69	(94)	(25)	55	(82)	(27)

EQ/INVESCO GLOBAL	IB	204	(180)	24	219	(139)	80

EQ/INVESCO GLOBAL REAL ESTATE	IB	112	(104)	8	83	(88)	(5)

EQ/INVESCO INTERNATIONAL GROWTH	IB	99	(102)	(3)	105	(92)	13

EQ/JANUS ENTERPRISE	IB	500	(216)	284	184	(163)	21

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	197	(137)	60	177	(109)	68

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	17	(31)	(14)	14	(28)	(14)

EQ/LARGE CAP GROWTH INDEX	IB	333	(310)	23	243	(221)	22

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	107	(258)	(151)	103	(256)	(153)

EQ/LARGE CAP VALUE INDEX	IB	192	(143)	49	172	(112)	60

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	179	(375)	(196)	151	(391)	(240)
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	23	(53)	(30)	19	(52)	(33)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	471	(382)	89	420	(307)	113

EQ/LOOMIS SAYLES GROWTH	IB	75	(97)	(22)	51	(62)	(11)

EQ/MFS INTERNATIONAL GROWTH	IB	172	(142)	30	166	(104)	62

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	424	(391)	33	485	(287)	198

EQ/MFS MID CAP FOCUSED GROWTH	IB	187	(179)	8	198	(130)	68

EQ/MFS TECHNOLOGY	IB	226	(165)	61	138	(104)	34

The accompanying notes are an integral part of these financial statements.

FSA-105

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MFS UTILITIES SERIES	IB	106	(119)	(13)	93	(101)	(8)

EQ/MID CAP INDEX	IB	493	(419)	74	405	(316)	89

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	94	(183)	(89)	83	(173)	(90)

EQ/MODERATE ALLOCATION	A	416	(977)	(561)	442	(1,176)	(734)
EQ/MODERATE ALLOCATION	B	337	(344)	(7)	352	(364)	(12)

EQ/MODERATE GROWTH STRATEGY	IB	134	(97)	37	130	(74)	56

EQ/MODERATE-PLUS ALLOCATION	B	474	(622)	(148)	508	(649)	(141)

EQ/MONEY MARKET	IA	43,847	(42,833)	1,014	33,998	(33,710)	288
EQ/MONEY MARKET	IB	345,223	(335,229)	9,994	296,334	(298,513)	(2,179)

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	696	(73)	623	—	—	—

EQ/PIMCO GLOBAL REAL RETURN	IB	183	(101)	82	127	(78)	49

EQ/PIMCO ULTRA SHORT BOND	IB	154	(145)	9	97	(130)	(33)

EQ/QUALITY BOND PLUS	IA	45	(50)	(5)	26	(45)	(19)
EQ/QUALITY BOND PLUS	IB	68	(50)	18	32	(36)	(4)

EQ/SMALL COMPANY INDEX	IB	213	(168)	45	157	(125)	32

EQ/T. ROWE PRICE GROWTH STOCK	IB	464	(433)	31	457	(306)	151

EQ/WELLINGTON ENERGY	IB	487	(297)	190	217	(158)	59

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	26	(13)	13	18	(9)	9

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	75	(48)	27	65	(35)	30

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	SERIES II	5	(5)	—	7	(2)	5

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	75	(58)	17	65	(38)	27

INVESCO V.I. HIGH YIELD FUND	SERIES II	77	(72)	5	88	(53)	35

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	27	(24)	3	20	(18)	2

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	14	(13)	1	10	(10)	—

IVY VIP HIGH INCOME	CLASS II	289	(281)	8	305	(226)	79

The accompanying notes are an integral part of these financial statements.

FSA-106

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

IVY VIP SMALL CAP GROWTH	CLASS II	66	(52)	14	62	(40)	22

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	18	(18)	—	19	(13)	6

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	46	(44)	2	40	(13)	27

MULTIMANAGER AGGRESSIVE EQUITY	IA	132	(375)	(243)	115	(405)	(290)
MULTIMANAGER AGGRESSIVE EQUITY	IB	30	(24)	6	21	(32)	(11)

MULTIMANAGER CORE BOND	IB	233	(143)	90	135	(120)	15

MULTIMANAGER TECHNOLOGY	IB	158	(167)	(9)	95	(123)	(28)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	37	(31)	6	32	(21)	11

TARGET 2015 ALLOCATION	B	28	(34)	(6)	27	(23)	4

TARGET 2025 ALLOCATION	B	122	(121)	1	99	(70)	29

TARGET 2035 ALLOCATION	B	144	(105)	39	121	(45)	76

TARGET 2045 ALLOCATION	B	110	(48)	62	97	(42)	55

TARGET 2055 ALLOCATION	B	103	(30)	73	89	(16)	73

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	123	(104)	19	126	(83)	43

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	178	(143)	35	116	(90)	26

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-107

SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2020

1.	Organization

Separate Account A (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Equitable” and formerly known as AXA Equitable Life Insurance Company) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, EQ Advisors Trust (“EQAT”), EQ Premier VIP Trust (“VIP”), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS® Variable Insurance Trusts, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco Oppenheimer V.I. Main Street Fund
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Bond FundSM

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Low Volatility Global Equity
•	1290 VT Micro Cap
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond(7)
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation(1)
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(2)
•	EQ/ClearBridge Large Cap Growth
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global(3)
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value(4)

FSA-108

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

1.	Organization (Continued)

•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Growth Strategy
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology

EQ Premier VIP Trust*(5)

•	EQ/Aggressive Allocation
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Core Plus Bond(6)
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth

MFS® Variable Insurance Trusts

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

VanEck VIP Trust

•	VanEck VIP Global Hard Assets Fund

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

(1)	Formerly known as All Asset Growth-Alt 20.
(2)	Formerly known as EQ/Capital Guardian Research.
(3)	Formerly known as EQ/Oppenheimer Global.
(4)	Formerly known as EQ/MFS International Value.
(5)	Formerly known as AXA Premier VIP Trust.
(6)	Formerly known as CharterSM Multi-Sector Bond.
(7)	The Variable Investment Option had no units at December 31, 2020 and 2019, thus the Variable Investment Option is excluded from all other sections of the financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable Financial including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST® Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts (“Contracts”).

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not

FSA-109

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

1.	Organization (Concluded)

subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST® Series 100 through 801, EQUI-VEST® Vantage Series 900, EQUI-VEST® Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST® At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of Equitable Financial’s General Account, and fixed maturity options of Separate Account No. 48.

Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

FSA-110

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

2.	Significant Accounting Policies (Concluded)

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

•	EQUI-VEST® Series 100 through 801
•	EQUI-VEST® Vantage Series 900
•	EQUI-VEST® Strategies Series 900 and 901
•	Momentum
•	Momentum Plus
•	Variable Immediate Annuity

Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

•	EQUI-VEST® Series 100 through 801
•	EQUI-VEST® Strategies Series 900 and 901
•	EQUIPLAN
•	Old Contracts

Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by Equitable Financial and may result in additional amounts being transferred into the variable annuity account by Equitable Financial to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

FSA-111

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

3.	Fair Value Disclosures (Concluded)

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2020 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$314,657	$27,165
1290 VT DoubleLine Dynamic Allocation	7,002,743	3,388,240
1290 VT DoubleLine Opportunistic Bond	6,115,910	2,980,773
1290 VT Equity Income	14,508,714	16,426,265
1290 VT GAMCO Mergers & Acquisitions	1,880,330	2,745,535
1290 VT GAMCO Small Company Value	190,461,639	156,068,064
1290 VT High Yield Bond	10,542,663	7,004,795
1290 VT Low Volatility Global Equity	49,433	16,552
1290 VT Micro Cap	348,478	26,667
1290 VT Small Cap Value	7,595,838	7,221,048
1290 VT SmartBeta Equity	6,849,941	5,326,403
1290 VT Socially Responsible	11,832,163	8,640,663
American Funds Insurance Series® Bond FundSM	36,290,064	15,793,906
EQ/400 Managed Volatility	6,016,393	3,731,383
EQ/500 Managed Volatility	14,612,120	10,124,984
EQ/2000 Managed Volatility	4,008,341	2,692,827
EQ/AB Dynamic Moderate Growth	4,454,053	2,832,482
EQ/AB Small Cap Growth	122,380,947	76,760,089
EQ/Aggressive Allocation	156,653,645	99,789,041
EQ/Aggressive Growth Strategy	8,381,346	9,619,841
EQ/All Asset Growth Allocation	15,132,317	12,067,124
EQ/American Century Mid Cap Value	29,778,556	20,968,830
EQ/Balanced Strategy	17,326,641	15,999,445
EQ/BlackRock Basic Value Equity	155,423,358	108,654,473
EQ/Capital Group Research	33,174,333	39,668,887
EQ/ClearBridge Large Cap Growth	27,699,315	35,075,260
EQ/ClearBridge Select Equity Managed Volatility	11,748,918	5,729,076
EQ/Common Stock Index	289,695,148	328,737,675
EQ/Conservative Allocation	22,269,349	20,484,218
EQ/Conservative Growth Strategy	10,016,943	6,984,306
EQ/Conservative Strategy	5,550,304	3,635,234
EQ/Conservative-Plus Allocation	37,363,238	28,901,048
EQ/Core Bond Index	33,423,606	24,939,372
EQ/Core PLUS Bond	17,691,437	14,085,633
EQ/Emerging Markets Equity PLUS	7,373,782	4,747,175
EQ/Equity 500 Index	488,287,679	357,270,717
EQ/Fidelity Institutional AM® Large Cap	85,302,376	84,085,183
EQ/Franklin Balanced Managed Volatility	13,936,752	14,327,590
EQ/Franklin Rising Dividends	6,821,578	1,560,832
EQ/Franklin Small Cap Value Managed Volatility	4,537,501	4,342,209
EQ/Global Bond PLUS	8,700,380	10,539,837
EQ/Global Equity Managed Volatility	48,473,810	53,015,196
EQ/Goldman Sachs Mid Cap Value	11,207,939	11,155,140

FSA-112

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Growth Strategy	$79,250	$27,341
EQ/Intermediate Government Bond	16,505,281	14,181,862
EQ/International Core Managed Volatility	18,419,717	21,161,156
EQ/International Equity Index	54,383,736	49,837,297
EQ/International Managed Volatility	3,216,578	2,124,705
EQ/International Value Managed Volatility	16,479,744	20,049,366
EQ/Invesco Comstock	15,546,708	19,305,539
EQ/Invesco Global	42,994,451	41,624,245
EQ/Invesco Global Real Estate	19,082,047	16,420,260
EQ/Invesco International Growth	15,334,210	15,631,012
EQ/Janus Enterprise	113,728,814	70,803,081
EQ/JPMorgan Value Opportunities	51,277,055	35,373,465
EQ/Large Cap Core Managed Volatility	7,819,183	7,040,653
EQ/Large Cap Growth Index	115,186,115	83,249,189
EQ/Large Cap Growth Managed Volatility	177,828,554	118,786,529
EQ/Large Cap Value Index	25,838,443	17,970,931
EQ/Large Cap Value Managed Volatility	94,592,503	92,122,586
EQ/Lazard Emerging Markets Equity	49,121,313	39,345,440
EQ/Loomis Sayles Growth	40,051,295	39,398,913
EQ/MFS International Growth	60,177,903	35,697,576
EQ/MFS International Intrinsic Value	104,544,301	96,952,510
EQ/MFS Mid Cap Focused Growth	73,421,963	44,299,835
EQ/MFS Technology	118,021,277	83,034,603
EQ/MFS Utilities Series	26,543,019	26,268,189
EQ/Mid Cap Index	157,795,837	102,780,643
EQ/Mid Cap Value Managed Volatility	44,745,308	55,308,137
EQ/Moderate Allocation	242,069,439	200,229,084
EQ/Moderate Growth Strategy	27,092,453	16,432,388
EQ/Moderate-Plus Allocation	223,393,912	146,150,080
EQ/Money Market	503,416,571	469,266,115
EQ/Morgan Stanley Small Cap Growth	31,341,726	9,613,794
EQ/PIMCO Global Real Return	21,466,073	12,105,643
EQ/PIMCO Ultra Short Bond	16,834,790	16,323,318
EQ/Quality Bond PLUS	20,101,955	16,776,347
EQ/Small Company Index	76,680,115	51,544,817
EQ/T. Rowe Price Growth Stock	193,418,555	162,136,401
EQ/Wellington Energy	20,888,232	13,273,085
Fidelity® VIP Equity-Income Portfolio	6,145,288	2,963,688
Fidelity® VIP Mid Cap Portfolio	14,731,584	10,154,714
Invesco Oppenheimer V.I. Main Street Fund	2,433,584	1,383,778
Invesco V.I. Diversified Dividend Fund	17,008,839	11,311,300
Invesco V.I. High Yield Fund	12,697,777	9,806,412
Invesco V.I. Mid Cap Core Equity Fund	9,629,226	4,549,683
Invesco V.I. Small Cap Equity Fund	3,939,659	2,811,208
Ivy VIP High Income	66,149,646	48,554,045
Ivy VIP Small Cap Growth	13,725,214	10,497,719
MFS® Investors Trust Series	5,680,641	4,939,240
MFS® Massachusetts Investors Growth Stock Portfolio	19,646,861	15,321,402
Multimanager Aggressive Equity	120,377,089	110,601,271
Multimanager Core Bond	42,641,475	24,663,792
Multimanager Technology	129,208,018	81,099,169
PIMCO CommodityRealReturn® Strategy Portfolio	2,464,115	1,765,328
Target 2015 Allocation	5,381,645	5,173,575
Target 2025 Allocation	25,010,095	20,505,729

FSA-113

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
Target 2035 Allocation	$29,448,041	$18,717,523
Target 2045 Allocation	23,253,309	9,739,202
Target 2055 Allocation	13,838,530	4,283,165
Templeton Global Bond VIP Fund	19,692,120	12,318,379
VanEck VIP Global Hard Assets Fund	7,920,995	6,718,783

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors” and formerly known as AXA Distributors, LLC), a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIM” and formerly known as AXA Equitable Funds Management Group, LLC). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIM, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIM either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIM receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub- advisory services to the respective Portfolios. EIM also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third- party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.31% to a high of 1.37% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Financial Advisors, LLC (“Equitable Advisors” and formerly known as AXA Equitable Advisors, LLC) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Financial Holdings, Inc.

FSA-114

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

5.	Expenses and Related Party Transactions (Concluded)

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network LLC, or its subsidiaries (“Equitable Network”). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT and VIP.

6.	Reorganizations

In June 2020, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

June 5, 2020	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy
Share Class	Class IB	Class IB
Shares	9,745,895	4,311,215
Net Asset Value	$6.98	$15.82
Net Assets Before Merger	$67,981,984	$224,010
Net Assets After Merger	$—	$68,205,994
Unrealized Loss	$(20,699,422)

June 5, 2020	CharterSM Moderate	EQ/All Asset Growth Allocation
Share Class	Class B	Class IB
Shares	41,589	4,219,059
Net Asset Value	$10.13	$20.33
Net Assets Before Merger	$421,272	$85,333,764
Net Assets After Merger	$—	$85,755,036
Realized Loss	$(17,536)

June 5, 2020	EQ/UBS Growth & Income	EQ/Capital Group Research
Share Class	Class IB	Class IB
Shares	4,512,330	10,616,870
Net Asset Value	$8.83	$27.19
Net Assets Before Merger	$39,838,558	$248,796,895
Net Assets After Merger	$—	$288,635,453
Unrealized Loss	$(2,431,135)

FSA-115

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

6.	Reorganizations (Concluded)

	Removed Portfolio	Surviving Portfolio

June 5, 2020	Multimanager Mid Cap growth	EQ/Janus Enterprise
Share Class	Class IB	Class IB
Shares	8,999,717	23,881,244
Net Asset Value	$10.06	$20.46
Net Assets Before Merger	$90,522,821	$397,978,716
Net Assets After Merger	$—	$488,501,537
Unrealized Gain	$8,291,700

June 12, 2020	CharterSM Small Cap Value	1290 VT Small Cap Value
Share Class	Class B	Class IB
Shares	6,288,685	11,167,209
Net Asset Value	$13.46	$8.05
Net Assets Before Merger	$84,649,525	$5,248,322
Net Assets After Merger	$—	$89,897,847
Unrealized Loss	$(6,484,706)

June 12, 2020	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity
Share Class	Class IB	Class IB
Shares	4,992,434	3,776,227
Net Asset Value	$8.92	$13.42
Net Assets Before Merger	$44,510,763	$6,164,920
Net Assets After Merger	$—	$50,675,683
Realized Loss	$(11,853,373)

June 12, 2020	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value
Share Class	Class IB	Class IB
Shares	3,355,650	7,542,590
Net Asset Value	$11.82	$19.27
Net Assets Before Merger	$39,669,935	$105,701,037
Net Assets After Merger	$—	$145,370,972
Unrealized Loss	$(5,260,439)

June 12, 2020	CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
Share Class	Class B	Class IB
Shares	4,286,778	5,012,768
Net Asset Value	$13.55	$11.59
Net Assets Before Merger	$58,091,739	$27,410
Net Assets After Merger	$—	$58,119,149
Unrealized Gain	$476,746

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

FSA-116

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

7.	Asset-based Charges and Contractowner Charges

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total
Old Contracts	0.58%	0.16%	—	0.74%
EQUIPLAN® Contracts	0.58%	0.16%	—	0.74%
EQUI-VEST® Series 100

EQ/Money Market,
EQ/Common Stock Index	0.56%	0.60%	0.24%	1.40%

All Other Funds	0.50%	0.60%	0.24%	1.34%

Momentum Contracts

EQ/Money Market,
EQ/Common Stock Index	0.65%	0.60%	0.24%	1.49%

All Other Funds	0.50%	0.60%	0.24%	1.34%

EQUI-VEST® Series 200

EQ/Money Market,
EQ/Common Stock Index	1.15%	0.25%	—	1.40%

All Other Funds	1.09%	0.25%	—	1.34%

EQUI-VEST® Series 201

All Other Funds	0.95%	0.25%	—	1.20%

EQUI-VEST® Series 300 and 400 Contracts

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
EQ/Moderate Allocation	1.10%	0.25%	—	1.35%

All Other Funds	1.10%	0.24%	—	1.34%

Momentum Plus Contracts	1.10%	0.25%	—	1.35%
EQUI-VEST®Series 500 Contracts	1.20%	0.25%	—	1.45%
EQUI-VEST® at Retirement

1.30% All Funds	0.80%	0.50%	—	1.30%

1.25% All Funds	0.75%	0.50%	—	1.25%

EQUI-VEST®Series 600 and 800 Contracts	0.95%	0.25%	—	1.20%
EQUI-VEST® Vantage Contracts

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

EQUI-VEST® Strategies Contracts Series 900

1.20% All Funds	1.20%	—	—	1.20%

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

0.25% All Funds	0.25%	—	—	0.25%

EQUI-VEST® Strategies Contracts Series 901

0.00% All Funds	0.00%	—	—	0.00%

0.10% All Funds	0.10%	—	—	0.10%

FSA-117

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total

0.25% All Funds	0.25%	—	—	0.25%

0.50% All Funds	0.50%	—	—	0.50%

0.60% All Funds	0.60%	—	—	0.60%

0.70% All Funds	0.70%	—	—	0.70%

0.80% All Funds	0.80%	—	—	0.80%

0.90% All Funds	0.90%	—	—	0.90%

1.00% All Funds	1.00%	—	—	1.00%

1.10% All Funds	1.10%	—	—	1.10%

1.15% All Funds	1.15%	—	—	1.15%

EQUI-VEST® Express Series 700 Contracts	0.70%	0.25%	—	0.95%

EQUI-VEST® Express Series 701 Contracts

1.10% All Funds	0.85%	0.25%	—	1.10%

EQUI-VEST® Series 801 Contracts

1.25% All Funds	1.00%	0.25%	—	1.25%

Variable Immediate Annuity

0.50% All Funds	0.40%	0.10%	—	0.50%

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and EQ/Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the “Cap”). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from Equitable Financial’s General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable Financial in Separate Account A.

For EQUI-VEST® Series 100/200 and EQUI-VEST® Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST® Vantage and EQUI-VEST® Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, EQ/Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST® series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from Equitable Financial’s general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by Equitable Financial in Separate Account A.

For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts. For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust’s annual expenses for 2019 would have been 2.50% for the EQ/Moderate Allocation option; 2.39% for the Multimanager Aggressive Equity option; 2.09% for the EQ/Common Stock Index option; and 2.11% for the EQ/ Money Market option.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

FSA-118

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

7.	Asset-based Charges and Contractowner Charges (Continued)

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Annual Administrative charge	Annual	Low – $0 depending on the product and account value.	Unit liquidation from account value

		High – Depending on account value, $50 if the account value on the last business day of the contract year is less than $100,000.	Unit liquidation from account value

Withdrawal Charge	At time of transaction	Low – 5% of withdrawals or contributions made in the current and prior five participation years, whichever is less.	Unit liquidation from account value

High – 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

Plan Loan charges	At time of transaction	$25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).	Unit liquidation from account value

Variable Immediate Annuity Payout option	At time of transaction	$350 annuity administration fee	Unit liquidation from account value

Charge for third-party transfer or exchange	At time of transaction	$0 to $65	Unit liquidation from account value

Enhanced death benefit charge	Participation date	0.15% of account value	Unit liquidation from account value

Guaranteed Minimum Income Benefit		0.65%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life		Low – 0.60% for single life option; 0.75% for joint life option

High – 0.75% for single life;
0.90% for joint life

Sales Premium and Other Applicable Taxes		Current tax charge varies by jurisdiction and ranges from 0% to 3.5%	Deducted from the amount applied to provide an annuity payout option

Guaranteed minimum death benefit		Standard death benefit (available only with the guaranteed minimum income benefit) – 0.00%	Unit liquidation from

GWBL Standard death benefit – 0.00%

Annual Rachet to age 85 – 0.25% of the Annual Rachet to age 85 benefit base

Greater of 6% Roll-Up to age 85 or Annual Rachet to age 85 – 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL Enhanced death benefit – 0.30% of the GWBL Enhance death benefit base

FSA-119

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Personal Income Benefit Charge	Contract/Participation Date Anniversary	1.1% of the Personal Income Benefit account value	Unit liquidation from account value

Managed Account Service Fee	Quarterly	The managed Account Service (“MAS”) Advisory fee is a quarterly fee that can be charged at an annual rate of up to 0.60%. The amount of the fee may be lower and varies among broker-dealers. The fee will be deducted pro rata from the Non- Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. The MAS Advisory fee does not apply to Personal Income Benefit related assets.	Unit liquidation from account value

Wire Transfer Charge	At time of transaction	$90 for outgoing wire transfers	Unit liquidation from account value

Express Mail Charge	At time of transaction	$35 for checks sent by express delivery	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2020	Lowest contract charge 1.20% Class IB(b)	$159.07	—	—	—	37.41%
	Highest contract charge 1.25% Class IB	$158.89	—	—	—	37.34%
	All contract charges	—	4	$630	1.74%	—
2019	Lowest contract charge 1.20% Class IB(b)	$115.76	—	—	—	22.46%
	Highest contract charge 1.25% Class IB	$115.69	—	—	—	22.40%
	All contract charges	—	2	$222	7.68%	—
2018	Lowest contract charge 1.25% Class IB(b)	$94.52	—	—	—	(5.59)%
	Highest contract charge 1.25% Class IB(b)	$94.52	—	—	—	(5.59)%
	All contract charges	—	—	$15	8.47%	—

1290 VT DoubleLine Dynamic Allocation
2020	Lowest contract charge 0.25% Class IB	$154.80	—	—	—	12.84%
	Highest contract charge 1.34% Class IB	$142.33	—	—	—	11.61%
	All contract charges	—	129	$18,504	1.12%	—
2019	Lowest contract charge 0.50% Class IB	$134.93	—	—	—	17.50%
	Highest contract charge 1.34% Class IB	$127.53	—	—	—	16.51%
	All contract charges	—	107	$13,637	2.12%	—
2018	Lowest contract charge 0.50% Class IB	$114.83	—	—	—	(4.59)%
	Highest contract charge 1.34% Class IB	$109.46	—	—	—	(5.41)%

FSA-120

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT DoubleLine Dynamic Allocation (Continued)
	All contract charges	—	97	$10,730	1.64%	—
2017	Lowest contract charge 0.50% Class IB	$120.36	—	—	—	9.07%
	Highest contract charge 1.34% Class IB	$115.72	—	—	—	8.15%
	All contract charges	—	98	$11,438	0.62%	—
2016	Lowest contract charge 0.50% Class IB	$110.35	—	—	—	8.06%
	Highest contract charge 1.34% Class IB	$107.00	—	—	—	7.16%
	All contract charges	—	75	$7,993	1.70%	—

1290 VT DoubleLine Opportunistic Bond
2020	Lowest contract charge 0.25% Class IB	$118.00	—	—	—	4.04%
	Highest contract charge 1.25% Class IB	$111.49	—	—	—	2.99%
	All contract charges	—	149	$16,902	2.30%	—
2019	Lowest contract charge 0.50% Class IB	$112.11	—	—	—	7.57%
	Highest contract charge 1.25% Class IB	$108.25	—	—	—	6.77%
	All contract charges	—	122	$13,480	3.40%	—
2018	Lowest contract charge 0.50% Class IB	$104.22	—	—	—	(1.43)%
	Highest contract charge 1.25% Class IB	$101.39	—	—	—	(2.18)%
	All contract charges	—	88	$8,972	3.28%	—
2017	Lowest contract charge 0.50% Class IB	$105.73	—	—	—	3.41%
	Highest contract charge 1.25% Class IB	$103.65	—	—	—	2.64%
	All contract charges	—	61	$6,425	2.18%	—
2016	Lowest contract charge 0.50% Class IB	$102.24	—	—	—	4.35%
	Highest contract charge 1.25% Class IB	$100.98	—	—	—	3.56%
	All contract charges	—	26	$2,603	4.08%	—

1290 VT Equity Income
2020	Lowest contract charge 0.25% Class IB	$259.93	—	—	—	(4.77)%
	Highest contract charge 1.45% Class IB	$213.59	—	—	—	(5.92)%
	All contract charges	—	471	$103,091	1.98%	—
2019	Lowest contract charge 0.50% Class IB	$262.74	—	—	—	23.60%
	Highest contract charge 1.45% Class IB	$227.03	—	—	—	22.41%
	All contract charges	—	483	$112,168	2.28%	—
2018	Lowest contract charge 0.50% Class IB	$212.58	—	—	—	(12.14)%
	Highest contract charge 1.45% Class IB	$185.46	—	—	—	(12.98)%
	All contract charges	—	510	$96,565	1.98%	—
2017	Lowest contract charge 0.50% Class IB	$241.94	—	—	—	15.26%
	Highest contract charge 1.45% Class IB	$213.12	—	—	—	14.16%
	All contract charges	—	544	$117,542	1.67%	—
2016	Lowest contract charge 0.50% Class IB	$209.90	—	—	—	12.42%
	Highest contract charge 1.45% Class IB	$186.68	—	—	—	11.35%
	All contract charges	—	569	$107,751	2.00%	—

1290 VT GAMCO Mergers & Acquisitions
2020	Lowest contract charge 0.50% Class IB	$180.35	—	—	—	(1.79)%
	Highest contract charge 1.35% Class IB	$157.66	—	—	—	(2.63)%
	All contract charges	—	94	$14,711	0.17%	—
2019	Lowest contract charge 0.50% Class IB	$183.63	—	—	—	8.08%
	Highest contract charge 1.35% Class IB	$161.92	—	—	—	7.16%
	All contract charges	—	97	$15,854	4.13%	—
2018	Lowest contract charge 0.50% Class IB	$169.90	—	—	—	(5.39)%
	Highest contract charge 1.35% Class IB	$151.10	—	—	—	(6.20)%
	All contract charges	—	104	$15,733	1.46%	—
2017	Lowest contract charge 0.50% Class IB	$179.58	—	—	—	5.65%
	Highest contract charge 1.45% Class IB	$159.04	—	—	—	4.65%
	All contract charges	—	107	$17,240	0.16%	—
2016	Lowest contract charge 0.50% Class IB	$169.97	—	—	—	7.16%
	Highest contract charge 1.45% Class IB	$151.98	—	—	—	6.14%
	All contract charges	—	116	$17,653	0.01%	—

1290 VT GAMCO Small Company Value
2020	Lowest contract charge 0.00% Class IB	$158.92	—	—	—	9.51%
	Highest contract charge 1.45% Class IB	$396.42	—	—	—	7.92%
	All contract charges	—	3,116	$1,247,173	0.77%	—

FSA-121

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Small Company Value (Continued)
2019	Lowest contract charge 0.00% Class IB	$145.12	—	—	—	23.35%
	Highest contract charge 1.45% Class IB	$367.32	—	—	—	21.56%
	All contract charges	—	3,073	$1,132,719	0.61%	—
2018	Lowest contract charge 0.00% Class IB	$117.65	—	—	—	(15.58)%
	Highest contract charge 1.45% Class IB	$302.16	—	—	—	(16.82)%
	All contract charges	—	2,996	$903,686	0.57%	—
2017	Lowest contract charge 0.00% Class IB	$139.36	—	—	—	16.09%
	Highest contract charge 1.45% Class IB	$363.24	—	—	—	14.42%
	All contract charges	—	2,891	$1,046,106	0.63%	—
2016	Lowest contract charge 0.00% Class IB(a)	$120.04	—	—	—	36.95%
	Highest contract charge 1.45% Class IB	$317.46	—	—	—	21.49%
	All contract charges	—	2,786	$878,428	0.52%	—

1290 VT High Yield Bond
2020	Lowest contract charge 0.25% Class IB	$138.41	—	—	—	6.18%
	Highest contract charge 1.34% Class IB	$127.26	—	—	—	5.03%
	All contract charges	—	194	$25,180	5.10%	—
2019	Lowest contract charge 0.50% Class IB	$128.20	—	—	—	12.35%
	Highest contract charge 1.34% Class IB	$121.17	—	—	—	11.40%
	All contract charges	—	176	$21,365	5.69%	—
2018	Lowest contract charge 0.50% Class IB	$114.11	—	—	—	(2.70)%
	Highest contract charge 1.34% Class IB	$108.77	—	—	—	(3.54)%
	All contract charges	—	133	$14,453	5.67%	—
2017	Lowest contract charge 0.50% Class IB	$117.28	—	—	—	5.94%
	Highest contract charge 1.45% Class IB	$112.18	—	—	—	4.94%
	All contract charges	—	113	$12,965	5.57%	—
2016	Lowest contract charge 0.50% Class IB	$110.70	—	—	—	11.17%
	Highest contract charge 1.34% Class IB	$107.33	—	—	—	10.23%
	All contract charges	—	78	$8,523	6.19%	—

1290 VT Low Volatility Global Equity
2020	Lowest contract charge 1.20% Class IB(b)	$111.41	—	—	—	(2.48)%
	Highest contract charge 1.25% Class IB	$111.29	—	—	—	(2.52)%
	All contract charges	—	1	$107	3.12%	—
2019	Lowest contract charge 1.25% Class IB	$114.17	—	—	—	18.50%
	Highest contract charge 1.25% Class IB	$114.17	—	—	—	18.50%
	All contract charges	—	1	$77	4.04%	—
2018	Lowest contract charge 1.25% Class IB(b)	$96.35	—	—	—	(3.25)%
	Highest contract charge 1.25% Class IB(b)	$96.35	—	—	—	(3.25)%
	All contract charges	—	—	$15	8.67%	—

1290 VT Micro Cap
2020	Lowest contract charge 1.20% Class IB(b)	$166.53	—	—	—	48.42%
	Highest contract charge 1.25% Class IB	$166.34	—	—	—	48.35%
	All contract charges	—	5	$854	0.05%	—
2019	Lowest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	Highest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	All contract charges	—	3	$356	0.16%	—
2018	Lowest contract charge 1.25% Class IB(b)	$87.68	—	—	—	(12.02)%
	Highest contract charge 1.25% Class IB(b)	$87.68	—	—	—	(12.02)%
	All contract charges	—	2	$137	0.05%	—

1290 VT Small Cap Value(h)
2020	Lowest contract charge 0.25% Class IB	$133.38	—	—	—	(1.78)%
	Highest contract charge 1.45% Class IB(l)	$135.13	—	—	—	28.84%
	All contract charges	—	931	$114,159	2.69%	—
2019	Lowest contract charge 0.50% Class IB	$134.23	—	—	—	25.21%
	Highest contract charge 1.25% Class IB	$129.60	—	—	—	24.27%
	All contract charges	—	44	$5,899	1.12%	—
2018	Lowest contract charge 0.50% Class IB	$107.20	—	—	—	(11.91)%
	Highest contract charge 1.25% Class IB	$104.29	—	—	—	(12.58)%

FSA-122

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Small Cap Value(h) (Continued)
	All contract charges	—	28	$2,890	1.13%	—
2017	Lowest contract charge 0.50% Class IB	$121.70	—	—	—	12.22%
	Highest contract charge 1.25% Class IB	$119.30	—	—	—	11.37%
	All contract charges	—	14	$1,709	0.81%	—
2016	Lowest contract charge 0.50% Class IB	$108.45	—	—	—	23.63%
	Highest contract charge 1.25% Class IB	$107.12	—	—	—	22.70%
	All contract charges	—	3	$307	3.23%	—

1290 VT SmartBeta Equity(i)
2020	Lowest contract charge 0.25% Class IB	$161.92	—	—	—	10.70%
	Highest contract charge 1.45% Class IB(l)	$123.84	—	—	—	18.29%
	All contract charges	—	396	$60,230	0.98%	—
2019	Lowest contract charge 0.50% Class IB	$144.58	—	—	—	26.29%
	Highest contract charge 1.25% Class IB	$139.60	—	—	—	25.35%
	All contract charges	—	39	$5,482	1.47%	—
2018	Lowest contract charge 0.50% Class IB	$114.48	—	—	—	(6.56)%
	Highest contract charge 1.25% Class IB	$111.37	—	—	—	(7.27)%
	All contract charges	—	23	$2,504	1.59%	—
2017	Lowest contract charge 0.50% Class IB	$122.52	—	—	—	21.12%
	Highest contract charge 1.25% Class IB	$120.10	—	—	—	20.20%
	All contract charges	—	10	$1,257	1.90%	—
2016	Lowest contract charge 0.50% Class IB	$101.16	—	—	—	5.38%
	Highest contract charge 1.25% Class IB	$99.92	—	—	—	4.58%
	All contract charges	—	3	$392	2.12%	—

1290 VT Socially Responsible
2020	Lowest contract charge 0.00% Class IB	$198.83	—	—	—	19.96%
	Highest contract charge 1.45% Class IB	$304.34	—	—	—	18.22%
	All contract charges	—	328	$80,141	0.81%	—
2019	Lowest contract charge 0.00% Class IB	$165.75	—	—	—	30.27%
	Highest contract charge 1.45% Class IB	$257.44	—	—	—	28.38%
	All contract charges	—	321	$66,663	0.94%	—
2018	Lowest contract charge 0.00% Class IB	$127.24	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB	$200.53	—	—	—	(5.77)%
	All contract charges	—	318	$51,134	0.96%	—
2017	Lowest contract charge 0.00% Class IB(a)	$133.05	—	—	—	20.40%
	Highest contract charge 1.45% Class IB	$212.80	—	—	—	18.66%
	All contract charges	—	320	$54,460	1.05%	—
2016	Lowest contract charge 0.00% Class IB	$178.36	—	—	—	9.96%
	Highest contract charge 1.45% Class IB	$179.33	—	—	—	8.36%
	All contract charges	—	319	$45,604	1.20%	—

American Funds Insurance Series® Bond FundSM
2020	Lowest contract charge 0.25% Class 4	$125.63	—	—	—	9.11%
	Highest contract charge 1.45% Class 4	$114.52	—	—	—	7.79%
	All contract charges	—	719	$84,167	2.14%	—
2019	Lowest contract charge 0.50% Class 4	$113.24	—	—	—	8.54%
	Highest contract charge 1.45% Class 4	$106.24	—	—	—	7.50%
	All contract charges	—	552	$59,762	2.61%	—
2018	Lowest contract charge 0.50% Class 4	$104.33	—	—	—	(1.39)%
	Highest contract charge 1.45% Class 4	$98.83	—	—	—	(2.33)%
	All contract charges	—	468	$47,002	2.31%	—
2017	Lowest contract charge 0.50% Class 4	$105.80	—	—	—	2.78%
	Highest contract charge 1.45% Class 4	$101.19	—	—	—	1.80%
	All contract charges	—	433	$44,600	2.08%	—
2016	Lowest contract charge 0.50% Class 4	$102.94	—	—	—	2.29%
	Highest contract charge 1.45% Class 4	$99.40	—	—	—	1.31%
	All contract charges	—	362	$36,249	1.73%	—

FSA-123

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/400 Managed Volatility
2020	Lowest contract charge 0.25% Class IB	$264.86	—	—	—	13.16%
	Highest contract charge 1.45% Class IB	$199.37	—	—	—	11.80%
	All contract charges	—	94	$24,097	0.73%	—
2019	Lowest contract charge 0.40% Class IB	$214.11	—	—	—	24.43%
	Highest contract charge 1.45% Class IB	$178.32	—	—	—	23.12%
	All contract charges	—	91	$20,442	1.01%	—
2018	Lowest contract charge 0.40% Class IB	$172.07	—	—	—	(12.62)%
	Highest contract charge 1.45% Class IB	$144.84	—	—	—	(13.55)%
	All contract charges	—	84	$15,353	0.98%	—
2017	Lowest contract charge 0.40% Class IB	$196.93	—	—	—	14.77%
	Highest contract charge 1.45% Class IB	$167.54	—	—	—	13.56%
	All contract charges	—	79	$16,486	0.79%	—
2016	Lowest contract charge 0.40% Class IB	$171.59	—	—	—	19.20%
	Highest contract charge 1.45% Class IB	$147.53	—	—	—	17.95%
	All contract charges	—	66	$12,251	0.92%	—

EQ/500 Managed Volatility
2020	Lowest contract charge 0.25% Class IB	$316.96	—	—	—	16.73%
	Highest contract charge 1.34% Class IB	$315.48	—	—	—	15.45%
	All contract charges	—	143	$42,840	1.03%	—
2019	Lowest contract charge 0.50% Class IB	$265.02	—	—	—	29.25%
	Highest contract charge 1.34% Class IB	$273.26	—	—	—	28.16%
	All contract charges	—	138	$36,023	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$205.04	—	—	—	(6.53)%
	Highest contract charge 1.34% Class IB	$213.21	—	—	—	(7.33)%
	All contract charges	—	129	$26,144	1.15%	—
2017	Lowest contract charge 0.50% Class IB	$219.37	—	—	—	20.16%
	Highest contract charge 1.34% Class IB	$230.07	—	—	—	19.15%
	All contract charges	—	120	$26,598	1.21%	—
2016	Lowest contract charge 0.50% Class IB	$182.57	—	—	—	10.47%
	Highest contract charge 1.34% Class IB	$193.10	—	—	—	9.54%
	All contract charges	—	104	$19,418	1.31%	—

EQ/2000 Managed Volatility
2020	Lowest contract charge 0.25% Class IB	$258.85	—	—	—	19.00%
	Highest contract charge 1.34% Class IB	$271.89	—	—	—	17.70%
	All contract charges	—	50	$12,408	0.84%	—
2019	Lowest contract charge 0.50% Class IB	$212.31	—	—	—	23.82%
	Highest contract charge 1.34% Class IB	$231.01	—	—	—	22.78%
	All contract charges	—	46	$9,641	0.95%	—
2018	Lowest contract charge 0.50% Class IB	$171.46	—	—	—	(12.36)%
	Highest contract charge 1.34% Class IB	$188.15	—	—	—	(13.11)%
	All contract charges	—	45	$7,424	0.79%	—
2017	Lowest contract charge 0.50% Class IB	$195.64	—	—	—	13.29%
	Highest contract charge 1.34% Class IB	$216.53	—	—	—	12.34%
	All contract charges	—	39	$7,758	0.75%	—
2016	Lowest contract charge 0.50% Class IB	$172.69	—	—	—	19.92%
	Highest contract charge 1.34% Class IB	$192.75	—	—	—	18.92%
	All contract charges	—	33	$5,859	0.82%	—

EQ/AB Dynamic Moderate Growth
2020	Lowest contract charge 0.25% Class IB	$164.45	—	—	—	4.17%
	Highest contract charge 1.34% Class IB	$149.55	—	—	—	3.03%
	All contract charges	—	127	$19,423	0.80%	—
2019	Lowest contract charge 0.50% Class IB	$154.86	—	—	—	15.21%
	Highest contract charge 1.34% Class IB	$145.15	—	—	—	14.25%
	All contract charges	—	130	$19,010	1.14%	—
2018	Lowest contract charge 0.50% Class IB	$134.41	—	—	—	(6.29)%
	Highest contract charge 1.34% Class IB	$127.05	—	—	—	(7.08)%

FSA-124

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Dynamic Moderate Growth (Continued)
	All contract charges	—	130	$16,916	1.15%	—
2017	Lowest contract charge 0.50% Class IB	$143.43	—	—	—	12.34%
	Highest contract charge 1.34% Class IB	$136.73	—	—	—	11.39%
	All contract charges	—	138	$18,919	1.22%	—
2016	Lowest contract charge 0.50% Class IB	$127.68	—	—	—	3.26%
	Highest contract charge 1.34% Class IB	$122.75	—	—	—	2.39%
	All contract charges	—	134	$16,587	0.41%	—

EQ/AB Small Cap Growth
2020	Lowest contract charge 0.70% Class IA	$581.98	—	—	—	35.11%
	Highest contract charge 1.45% Class IA	$460.00	—	—	—	34.09%
	All contract charges	—	619	$399,295	0.08%	—
2019	Lowest contract charge 0.70% Class IA	$430.75	—	—	—	26.91%
	Highest contract charge 1.45% Class IA	$343.05	—	—	—	25.95%
	All contract charges	—	665	$318,770	0.16%	—
2018	Lowest contract charge 0.70% Class IA	$339.42	—	—	—	(8.53)%
	Highest contract charge 1.45% Class IA	$272.38	—	—	—	(9.22)%
	All contract charges	—	706	$269,121	0.12%	—
2017	Lowest contract charge 0.70% Class IA	$371.06	—	—	—	21.81%
	Highest contract charge 1.45% Class IA	$300.04	—	—	—	20.90%
	All contract charges	—	761	$318,454	0.27%	—
2016	Lowest contract charge 0.70% Class IA	$304.61	—	—	—	11.79%
	Highest contract charge 1.45% Class IA	$248.18	—	—	—	10.95%
	All contract charges	—	819	$283,441	0.36%	—

EQ/AB Small Cap Growth
2020	Lowest contract charge 0.25% Class IB	$406.55	—	—	—	35.72%
	Highest contract charge 1.30% Class IB	$356.38	—	—	—	34.32%
	All contract charges	—	340	$147,718	0.08%	—
2019	Lowest contract charge 0.50% Class IB	$285.43	—	—	—	27.16%
	Highest contract charge 1.30% Class IB	$265.33	—	—	—	26.16%
	All contract charges	—	313	$101,773	0.16%	—
2018	Lowest contract charge 0.50% Class IB	$224.46	—	—	—	(8.34)%
	Highest contract charge 1.30% Class IB	$210.32	—	—	—	(9.07)%
	All contract charges	—	267	$71,468	0.12%	—
2017	Lowest contract charge 0.50% Class IB	$244.89	—	—	—	22.06%
	Highest contract charge 1.30% Class IB	$231.30	—	—	—	21.10%
	All contract charges	—	256	$76,002	0.27%	—
2016	Lowest contract charge 0.50% Class IB	$200.63	—	—	—	12.01%
	Highest contract charge 1.30% Class IB	$191.00	—	—	—	11.13%
	All contract charges	—	252	$61,734	0.36%	—

EQ/Aggressive Allocation
2020	Lowest contract charge 0.25% Class B	$323.95	—	—	—	15.11%
	Highest contract charge 1.45% Class B	$262.91	—	—	—	13.73%
	All contract charges	—	3,262	$891,082	2.85%	—
2019	Lowest contract charge 0.50% Class B	$270.19	—	—	—	23.86%
	Highest contract charge 1.45% Class B	$231.18	—	—	—	22.68%
	All contract charges	—	3,315	$792,936	1.59%	—
2018	Lowest contract charge 0.50% Class B	$218.14	—	—	—	(9.17)%
	Highest contract charge 1.45% Class B	$188.44	—	—	—	(10.05)%
	All contract charges	—	3,327	$646,094	1.58%	—
2017	Lowest contract charge 0.50% Class B	$240.17	—	—	—	18.50%
	Highest contract charge 1.45% Class B	$209.49	—	—	—	17.37%
	All contract charges	—	3,343	$719,502	1.53%	—
2016	Lowest contract charge 0.50% Class B	$202.67	—	—	—	8.25%
	Highest contract charge 1.45% Class B	$178.48	—	—	—	7.21%
	All contract charges	—	3,348	$610,865	0.97%	—

FSA-125

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Growth Strategy(c)
2020	Lowest contract charge 0.25% Class IB(g)	$125.00	—	—	—	15.96%
	Highest contract charge 1.34% Class IB(g)	$124.17	—	—	—	15.24%
	All contract charges	—	599	$74,264	2.12%	—

EQ/All Asset Growth Allocation(d)
2020	Lowest contract charge 0.25% Class IB	$223.21	—	—	—	12.00%
	Highest contract charge 1.45% Class IB	$194.67	—	—	—	10.66%
	All contract charges	—	494	$98,721	1.59%	—
2019	Lowest contract charge 0.50% Class IB	$194.20	—	—	—	18.49%
	Highest contract charge 1.45% Class IB	$175.92	—	—	—	17.37%
	All contract charges	—	493	$88,902	1.72%	—
2018	Lowest contract charge 0.50% Class IB	$163.89	—	—	—	(8.02)%
	Highest contract charge 1.45% Class IB	$149.89	—	—	—	(8.90)%
	All contract charges	—	496	$76,081	1.79%	—
2017	Lowest contract charge 0.50% Class IB	$178.18	—	—	—	15.32%
	Highest contract charge 1.45% Class IB	$164.54	—	—	—	14.22%
	All contract charges	—	500	$84,044	1.62%	—
2016	Lowest contract charge 0.50% Class IB	$154.51	—	—	—	9.02%
	Highest contract charge 1.45% Class IB	$144.06	—	—	—	7.98%
	All contract charges	—	404	$59,126	1.36%	—

EQ/American Century Mid Cap Value(j)
2020	Lowest contract charge 0.00% Class IB	$153.55	—	—	—	1.33%
	Highest contract charge 1.45% Class IB(l)	$126.32	—	—	—	20.52%
	All contract charges	—	884	$177,823	1.45%	—
2019	Lowest contract charge 0.00% Class IB	$151.54	—	—	—	28.82%
	Highest contract charge 1.25% Class IB	$113.54	—	—	—	27.20%
	All contract charges	—	486	$120,132	1.97%	—
2018	Lowest contract charge 0.00% Class IB(b)	$117.64	—	—	—	(9.39)%
	Highest contract charge 1.25% Class IB(b)	$89.26	—	—	—	(9.60)%
	All contract charges	—	—	$80,826	0.57%	—

EQ/Balanced Strategy
2020	Lowest contract charge 1.25% Class IA	$177.14	—	—	—	9.82%
	Highest contract charge 1.25% Class IA	$177.14	—	—	—	9.82%
	All contract charges	—	—	$82	1.79%	—
2019	Lowest contract charge 1.25% Class IA	$161.30	—	—	—	14.24%
	Highest contract charge 1.25% Class IA	$161.30	—	—	—	14.24%
	All contract charges	—	—	$79	1.50%	—
2018	Lowest contract charge 1.25% Class IA	$141.19	—	—	—	(5.39)%
	Highest contract charge 1.25% Class IA	$141.19	—	—	—	(5.39)%
	All contract charges	—	1	$72	1.19%	—
2017	Lowest contract charge 1.25% Class IA	$149.23	—	—	—	8.48%
	Highest contract charge 1.25% Class IA	$149.23	—	—	—	8.48%
	All contract charges	—	1	$193	1.27%	—
2016	Lowest contract charge 1.25% Class IA	$137.56	—	—	—	4.66%
	Highest contract charge 1.25% Class IA	$137.56	—	—	—	4.66%
	All contract charges	—	1	$188	0.90%	—

EQ/Balanced Strategy
2020	Lowest contract charge 0.25% Class IB	$172.46	—	—	—	10.93%
	Highest contract charge 1.45% Class IB	$155.34	—	—	—	9.60%
	All contract charges	—	804	$142,981	1.79%	—
2019	Lowest contract charge 0.50% Class IB	$152.52	—	—	—	15.11%
	Highest contract charge 1.45% Class IB	$141.73	—	—	—	14.00%
	All contract charges	—	820	$133,439	1.50%	—
2018	Lowest contract charge 0.50% Class IB	$132.50	—	—	—	(4.66)%
	Highest contract charge 1.45% Class IB	$124.32	—	—	—	(5.57)%
	All contract charges	—	835	$119,937	1.19%	—

FSA-126

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Balanced Strategy (Continued)
2017	Lowest contract charge 0.50% Class IB	$138.98	—	—	—	9.30%
	Highest contract charge 1.45% Class IB	$131.66	—	—	—	8.26%
	All contract charges	—	869	$132,545	1.27%	—
2016	Lowest contract charge 0.50% Class IB	$127.15	—	—	—	5.45%
	Highest contract charge 1.45% Class IB	$121.61	—	—	—	4.45%
	All contract charges	—	880	$124,745	0.90%	—

EQ/BlackRock Basic Value Equity
2020	Lowest contract charge 0.25% Class IB	$336.53	—	—	—	2.56%
	Highest contract charge 1.45% Class IB	$326.93	—	—	—	1.32%
	All contract charges	—	2,232	$827,848	1.93%	—
2019	Lowest contract charge 0.50% Class IB	$312.63	—	—	—	22.82%
	Highest contract charge 1.45% Class IB	$322.66	—	—	—	21.65%
	All contract charges	—	2,275	$831,501	1.94%	—
2018	Lowest contract charge 0.50% Class IB	$254.55	—	—	—	(8.48)%
	Highest contract charge 1.45% Class IB	$265.24	—	—	—	(9.36)%
	All contract charges	—	2,310	$694,882	1.61%	—
2017	Lowest contract charge 0.50% Class IB	$278.13	—	—	—	7.57%
	Highest contract charge 1.45% Class IB	$292.62	—	—	—	6.55%
	All contract charges	—	2,378	$791,517	1.41%	—
2016	Lowest contract charge 0.50% Class IB	$258.55	—	—	—	17.38%
	Highest contract charge 1.45% Class IB	$274.64	—	—	—	16.26%
	All contract charges	—	2,429	$759,183	1.54%	—

EQ/Capital Group Research(e)
2020	Lowest contract charge 0.50% Class IB	$419.36	—	—	—	22.65%
	Highest contract charge 1.45% Class IB	$381.68	—	—	—	21.48%
	All contract charges	—	888	$323,530	0.12%	—
2019	Lowest contract charge 0.70% Class IB	$366.64	—	—	—	31.95%
	Highest contract charge 1.45% Class IB	$314.19	—	—	—	30.96%
	All contract charges	—	814	$246,604	0.56%	—
2018	Lowest contract charge 0.70% Class IB	$277.86	—	—	—	(5.51)%
	Highest contract charge 1.45% Class IB	$239.92	—	—	—	(6.23)%
	All contract charges	—	855	$198,849	0.56%	—
2017	Lowest contract charge 0.70% Class IB	$294.05	—	—	—	24.56%
	Highest contract charge 1.45% Class IB	$255.85	—	—	—	23.62%
	All contract charges	—	907	$226,594	0.78%	—
2016	Lowest contract charge 0.70% Class IB	$236.07	—	—	—	7.66%
	Highest contract charge 1.45% Class IB	$206.96	—	—	—	6.86%
	All contract charges	—	954	$194,061	0.87%	—

EQ/ClearBridge Large Cap Growth
2020	Lowest contract charge 0.70% Class IB	$400.49	—	—	—	29.94%
	Highest contract charge 1.45% Class IB	$340.61	—	—	—	28.96%
	All contract charges	—	524	$185,537	0.00%	—
2019	Lowest contract charge 0.70% Class IB	$308.21	—	—	—	31.08%
	Highest contract charge 1.45% Class IB	$264.12	—	—	—	30.09%
	All contract charges	—	591	$162,169	0.03%	—
2018	Lowest contract charge 0.70% Class IB	$235.14	—	—	—	(1.05)%
	Highest contract charge 1.45% Class IB	$203.03	—	—	—	(1.80)%
	All contract charges	—	662	$138,859	0.17%	—
2017	Lowest contract charge 0.50% Class IB	$238.30	—	—	—	24.97%
	Highest contract charge 1.45% Class IB	$206.76	—	—	—	23.78%
	All contract charges	—	753	$160,742	0.07%	—
2016	Lowest contract charge 0.50% Class IB	$190.69	—	—	—	0.38%
	Highest contract charge 1.45% Class IB	$167.04	—	—	—	(0.58)%
	All contract charges	—	887	$152,942	0.00%	—

FSA-127

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ClearBridge Select Equity Managed Volatility
2020	Lowest contract charge 0.25% Class IB	$291.74	—	—	—	35.76%
	Highest contract charge 1.45% Class IB	$245.34	—	—	—	34.12%
	All contract charges	—	169	$42,377	0.02%	—
2019	Lowest contract charge 0.50% Class IB	$207.85	—	—	—	32.87%
	Highest contract charge 1.45% Class IB	$182.92	—	—	—	31.60%
	All contract charges	—	152	$28,393	0.35%	—
2018	Lowest contract charge 0.50% Class IB	$156.43	—	—	—	(10.52)%
	Highest contract charge 1.45% Class IB	$139.00	—	—	—	(11.38)%
	All contract charges	—	160	$22,764	3.55%	—
2017	Lowest contract charge 0.50% Class IB	$174.82	—	—	—	13.63%
	Highest contract charge 1.45% Class IB	$156.85	—	—	—	12.55%
	All contract charges	—	175	$27,935	1.02%	—
2016	Lowest contract charge 0.50% Class IB	$153.85	—	—	—	12.60%
	Highest contract charge 1.45% Class IB	$139.36	—	—	—	11.52%
	All contract charges	—	189	$26,930	2.21%	—

EQ/Common Stock Index
2020	Lowest contract charge 0.70% Class IA	$431.14	—	—	—	18.93%
	Highest contract charge 1.45% Class IA	$285.19	—	—	—	18.03%
	All contract charges	—	2,725	$2,450,370	1.11%	—
2019	Lowest contract charge 0.70% Class IA	$362.51	—	—	—	29.32%
	Highest contract charge 1.45% Class IA	$241.62	—	—	—	28.34%
	All contract charges	—	2,952	$2,239,132	1.42%	—
2018	Lowest contract charge 0.70% Class IA	$280.31	—	—	—	(6.46)%
	Highest contract charge 1.45% Class IA	$188.26	—	—	—	(7.17)%
	All contract charges	—	3,243	$1,909,634	1.29%	—
2017	Lowest contract charge 0.70% Class IA	$299.68	—	—	—	19.63%
	Highest contract charge 1.45% Class IA	$202.81	—	—	—	18.73%
	All contract charges	—	3,556	$2,249,181	1.29%	—
2016	Lowest contract charge 0.70% Class IA	$250.51	—	—	—	10.91%
	Highest contract charge 1.45% Class IA	$170.82	—	—	—	10.08%
	All contract charges	—	3,867	$2,054,312	1.54%	—

EQ/Common Stock Index
2020	Lowest contract charge 0.25% Class IB	$295.13	—	—	—	19.47%
	Highest contract charge 1.30% Class IB	$255.66	—	—	—	18.24%
	All contract charges	—	982	$272,610	1.11%	—
2019	Lowest contract charge 0.40% Class IB	$242.81	—	—	—	29.71%
	Highest contract charge 1.30% Class IB	$216.23	—	—	—	28.56%
	All contract charges	—	962	$225,707	1.42%	—
2018	Lowest contract charge 0.40% Class IB	$187.19	—	—	—	(6.18)%
	Highest contract charge 1.30% Class IB	$168.20	—	—	—	(7.02)%
	All contract charges	—	933	$170,142	1.29%	—
2017	Lowest contract charge 0.40% Class IB	$199.52	—	—	—	19.99%
	Highest contract charge 1.30% Class IB	$180.90	—	—	—	18.93%
	All contract charges	—	917	$179,724	1.29%	—
2016	Lowest contract charge 0.40% Class IB	$166.28	—	—	—	11.25%
	Highest contract charge 1.30% Class IB	$152.11	—	—	—	10.26%
	All contract charges	—	881	$144,886	1.54%	—

EQ/Conservative Allocation
2020	Lowest contract charge 0.25% Class B	$178.47	—	—	—	7.05%
	Highest contract charge 1.45% Class B	$144.85	—	—	—	5.76%
	All contract charges	—	730	$107,631	1.81%	—
2019	Lowest contract charge 0.50% Class B	$160.07	—	—	—	8.69%
	Highest contract charge 1.45% Class B	$136.96	—	—	—	7.66%
	All contract charges	—	741	$102,816	1.67%	—
2018	Lowest contract charge 0.50% Class B	$147.27	—	—	—	(2.06)%
	Highest contract charge 1.45% Class B	$127.22	—	—	—	(3.00)%
	All contract charges	—	757	$97,134	1.49%	—
2017	Lowest contract charge 0.50% Class B	$150.36	—	—	—	4.42%
	Highest contract charge 1.45% Class B	$131.15	—	—	—	3.43%

FSA-128

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Allocation (Continued)
	All contract charges	—	806	$106,472	1.10%	—
2016	Lowest contract charge 0.50% Class B	$143.99	—	—	—	2.41%
	Highest contract charge 1.45% Class B	$126.80	—	—	—	1.44%
	All contract charges	—	884	$112,214	0.95%	—

EQ/Conservative Growth Strategy
2020	Lowest contract charge 0.25% Class IB	$158.15	—	—	—	9.67%
	Highest contract charge 1.34% Class IB	$143.83	—	—	—	8.47%
	All contract charges	—	269	$40,570	1.73%	—
2019	Lowest contract charge 0.50% Class IB	$141.48	—	—	—	12.82%
	Highest contract charge 1.34% Class IB	$132.60	—	—	—	11.87%
	All contract charges	—	254	$35,470	1.54%	—
2018	Lowest contract charge 0.50% Class IB	$125.40	—	—	—	(3.73)%
	Highest contract charge 1.34% Class IB	$118.53	—	—	—	(4.56)%
	All contract charges	—	240	$30,084	1.25%	—
2017	Lowest contract charge 0.50% Class IB	$130.26	—	—	—	7.44%
	Highest contract charge 1.34% Class IB	$124.19	—	—	—	6.54%
	All contract charges	—	223	$29,665	1.25%	—
2016	Lowest contract charge 0.50% Class IB	$121.24	—	—	—	4.44%
	Highest contract charge 1.34% Class IB	$116.57	—	—	—	3.56%
	All contract charges	—	204	$25,591	0.90%	—

EQ/Conservative Strategy
2020	Lowest contract charge 0.25% Class IB	$132.18	—	—	—	9.12%
	Highest contract charge 1.34% Class IB	$120.21	—	—	—	5.88%
	All contract charges	—	103	$13,042	1.63%	—
2019	Lowest contract charge 0.50% Class IB	$121.13	—	—	—	8.40%
	Highest contract charge 1.34% Class IB	$113.53	—	—	—	7.49%
	All contract charges	—	90	$10,581	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$111.74	—	—	—	(1.89)%
	Highest contract charge 1.34% Class IB	$105.62	—	—	—	(2.73)%
	All contract charges	—	80	$8,883	1.18%	—
2017	Lowest contract charge 0.50% Class IB	$113.89	—	—	—	3.74%
	Highest contract charge 1.34% Class IB	$108.58	—	—	—	2.88%
	All contract charges	—	86	$9,802	1.04%	—
2016	Lowest contract charge 0.50% Class IB	$109.78	—	—	—	2.31%
	Highest contract charge 1.34% Class IB	$105.54	—	—	—	1.45%
	All contract charges	—	87	$9,714	0.85%	—

EQ/Conservative-Plus Allocation
2020	Lowest contract charge 0.25% Class B	$212.06	—	—	—	9.71%
	Highest contract charge 1.45% Class B	$172.11	—	—	—	8.40%
	All contract charges	—	1,334	$235,473	2.06%	—
2019	Lowest contract charge 0.50% Class B	$185.57	—	—	—	12.91%
	Highest contract charge 1.45% Class B	$158.78	—	—	—	11.83%
	All contract charges	—	1,363	$221,097	1.60%	—
2018	Lowest contract charge 0.50% Class B	$164.35	—	—	—	(4.13)%
	Highest contract charge 1.45% Class B	$141.98	—	—	—	(5.05)%
	All contract charges	—	1,402	$202,591	1.48%	—
2017	Lowest contract charge 0.50% Class B	$171.43	—	—	—	8.28%
	Highest contract charge 1.45% Class B	$149.53	—	—	—	7.25%
	All contract charges	—	1,455	$220,539	1.21%	—
2016	Lowest contract charge 0.50% Class B	$158.32	—	—	—	4.21%
	Highest contract charge 1.45% Class B	$139.42	—	—	—	3.22%
	All contract charges	—	1,464	$206,424	0.94%	—

EQ/Core Bond Index
2020	Lowest contract charge 0.25% Class IB	$153.70	—	—	—	5.80%
	Highest contract charge 1.45% Class IB	$122.02	—	—	—	4.53%
	All contract charges	—	1,076	$136,012	1.51%	—

FSA-129

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Bond Index (Continued)
2019	Lowest contract charge 0.40% Class IB	$108.99	—	—	—	5.84%
	Highest contract charge 1.45% Class IB	$116.73	—	—	—	4.72%
	All contract charges	—	1,018	$122,882	1.96%	—
2018	Lowest contract charge 0.40% Class IB	$102.98	—	—	—	(0.16)%
	Highest contract charge 1.45% Class IB	$111.47	—	—	—	(1.21)%
	All contract charges	—	984	$113,184	1.92%	—
2017	Lowest contract charge 0.40% Class IB	$103.14	—	—	—	1.06%
	Highest contract charge 1.45% Class IB	$112.84	—	—	—	0.00%
	All contract charges	—	983	$114,129	1.58%	—
2016	Lowest contract charge 0.40% Class IB	$102.06	—	—	—	0.97%
	Highest contract charge 1.45% Class IB	$112.84	—	—	—	(0.09)%
	All contract charges	—	991	$114,324	1.52%	—

EQ/Core Plus Bond
2020	Lowest contract charge 0.70% Class A	$145.85	—	—	—	14.06%
	Highest contract charge 1.45% Class A	$114.41	—	—	—	13.20%
	All contract charges	—	293	$57,557	2.14%	—
2019	Lowest contract charge 0.70% Class A	$127.87	—	—	—	6.16%
	Highest contract charge 1.45% Class A	$101.07	—	—	—	5.36%
	All contract charges	—	303	$52,479	2.06%	—
2018	Lowest contract charge 0.70% Class A	$120.45	—	—	—	(1.20)%
	Highest contract charge 1.45% Class A	$95.93	—	—	—	(1.95)%
	All contract charges	—	320	$52,653	2.21%	—
2017	Lowest contract charge 0.70% Class A	$121.91	—	—	—	1.52%
	Highest contract charge 1.45% Class A	$97.84	—	—	—	0.75%
	All contract charges	—	344	$57,497	1.56%	—
2016	Lowest contract charge 0.70% Class A	$120.09	—	—	—	2.21%
	Highest contract charge 1.45% Class A	$97.11	—	—	—	1.44%
	All contract charges	—	370	$61,071	1.95%	—

EQ/Core Plus Bond
2020	Lowest contract charge 0.50% Class B	$166.13	—	—	—	14.29%
	Highest contract charge 1.30% Class B	$113.12	—	—	—	13.39%
	All contract charges	—	248	$30,595	2.14%	—
2019	Lowest contract charge 0.50% Class B	$145.36	—	—	—	6.37%
	Highest contract charge 1.30% Class B	$99.76	—	—	—	5.53%
	All contract charges	—	234	$25,513	2.06%	—
2018	Lowest contract charge 0.50% Class B	$136.65	—	—	—	(1.00)%
	Highest contract charge 1.30% Class B	$94.53	—	—	—	(1.79)%
	All contract charges	—	240	$24,731	2.21%	—
2017	Lowest contract charge 0.50% Class B	$138.03	—	—	—	1.72%
	Highest contract charge 1.30% Class B	$96.25	—	—	—	0.92%
	All contract charges	—	243	$25,610	1.56%	—
2016	Lowest contract charge 0.50% Class B	$135.69	—	—	—	2.42%
	Highest contract charge 1.30% Class B	$95.37	—	—	—	1.61%
	All contract charges	—	249	$25,975	1.95%	—

EQ/Emerging Markets Equity PLUS
2020	Lowest contract charge 0.25% Class IB	$124.35	—	—	—	13.78%
	Highest contract charge 1.45% Class IB	$113.36	—	—	—	12.42%
	All contract charges	—	199	$22,957	1.29%	—
2019	Lowest contract charge 0.50% Class IB	$107.48	—	—	—	17.53%
	Highest contract charge 1.45% Class IB	$100.84	—	—	—	16.40%
	All contract charges	—	176	$17,887	1.68%	—
2018	Lowest contract charge 0.50% Class IB	$91.45	—	—	—	(15.68)%
	Highest contract charge 1.45% Class IB	$86.63	—	—	—	(16.49)%
	All contract charges	—	156	$13,778	1.39%	—
2017	Lowest contract charge 0.50% Class IB	$108.45	—	—	—	33.35%
	Highest contract charge 1.45% Class IB	$103.73	—	—	—	32.07%
	All contract charges	—	125	$13,139	1.18%	—

FSA-130

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Emerging Markets Equity PLUS (Continued)
2016	Lowest contract charge 0.50% Class IB	$81.33	—	—	—	9.15%
	Highest contract charge 1.34% Class IB	$78.86	—	—	—	8.23%
	All contract charges	—	72	$5,741	0.92%	—

EQ/Equity 500 Index
2020	Lowest contract charge 0.70% Class IA	$475.63	—	—	—	16.95%
	Highest contract charge 1.45% Class IA	$317.32	—	—	—	16.06%
	All contract charges	—	1,801	$1,489,028	1.32%	—
2019	Lowest contract charge 0.70% Class IA	$406.71	—	—	—	29.77%
	Highest contract charge 1.45% Class IA	$273.41	—	—	—	28.78%
	All contract charges	—	1,855	$1,320,928	1.63%	—
2018	Lowest contract charge 0.70% Class IA	$313.42	—	—	—	(5.60)%
	Highest contract charge 1.45% Class IA	$212.30	—	—	—	(6.32)%
	All contract charges	—	1,926	$1,064,158	1.47%	—
2017	Lowest contract charge 0.70% Class IA	$332.03	—	—	—	20.20%
	Highest contract charge 1.45% Class IA	$226.62	—	—	—	19.29%
	All contract charges	—	1,974	$1,164,818	1.48%	—
2016	Lowest contract charge 0.70% Class IA	$276.23	—	—	—	10.46%
	Highest contract charge 1.45% Class IA	$189.97	—	—	—	9.63%
	All contract charges	—	2,006	$993,755	1.68%	—

EQ/Equity 500 Index
2020	Lowest contract charge 0.25% Class IB	$331.16	—	—	—	17.47%
	Highest contract charge 1.30% Class IB	$280.83	—	—	—	16.25%
	All contract charges	—	3,301	$1,044,541	1.32%	—
2019	Lowest contract charge 0.40% Class IB	$246.54	—	—	—	30.16%
	Highest contract charge 1.30% Class IB	$241.57	—	—	—	29.00%
	All contract charges	—	2,852	$772,136	1.63%	—
2018	Lowest contract charge 0.40% Class IB	$189.42	—	—	—	(5.32)%
	Highest contract charge 1.30% Class IB	$187.26	—	—	—	(6.16)%
	All contract charges	—	2,453	$511,486	1.47%	—
2017	Lowest contract charge 0.40% Class IB	$200.06	—	—	—	20.56%
	Highest contract charge 1.30% Class IB	$199.56	—	—	—	19.48%
	All contract charges	—	2,120	$468,158	1.48%	—
2016	Lowest contract charge 0.40% Class IB	$165.94	—	—	—	10.78%
	Highest contract charge 1.30% Class IB	$167.02	—	—	—	9.81%
	All contract charges	—	1,771	$325,092	1.68%	—

EQ/Fidelity Institutional AM® Large Cap
2020	Lowest contract charge 0.25% Class IB(b)	$341.60	—	—	—	26.01%
	Highest contract charge 1.45% Class IB	$266.12	—	—	—	24.49%
	All contract charges	—	1,887	$607,465	0.71%	—
2019	Lowest contract charge 0.50% Class IB	$264.58	—	—	—	30.42%
	Highest contract charge 1.45% Class IB	$213.76	—	—	—	29.18%
	All contract charges	—	1,950	$503,296	0.97%	—
2018	Lowest contract charge 0.50% Class IB(b)	$202.87	—	—	—	(11.15)%
	Highest contract charge 1.45% Class IB(b)	$165.48	—	—	—	(11.32)%
	All contract charges	—	1,970	$393,731	0.25%	—

EQ/Franklin Balanced Managed Volatility
2020	Lowest contract charge 0.25% Class IB	$192.29	—	—	—	5.47%
	Highest contract charge 1.45% Class IB	$161.71	—	—	—	4.20%
	All contract charges	—	527	$87,636	2.58%	—
2019	Lowest contract charge 0.40% Class IB	$158.79	—	—	—	16.09%
	Highest contract charge 1.45% Class IB	$155.19	—	—	—	14.87%
	All contract charges	—	569	$90,194	2.63%	—
2018	Lowest contract charge 0.40% Class IB	$136.78	—	—	—	(4.68)%
	Highest contract charge 1.45% Class IB	$135.10	—	—	—	(5.70)%
	All contract charges	—	599	$82,598	2.85%	—
2017	Lowest contract charge 0.40% Class IB	$143.50	—	—	—	9.58%
	Highest contract charge 1.45% Class IB	$143.26	—	—	—	8.42%

FSA-131

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Balanced Managed Volatility (Continued)
	All contract charges	—	648	$94,188	2.55%	—
2016	Lowest contract charge 0.40% Class IB	$130.96	—	—	—	9.99%
	Highest contract charge 1.45% Class IB	$132.13	—	—	—	8.85%
	All contract charges	—	668	$89,565	2.48%	—

EQ/Franklin Rising Dividends
2020	Lowest contract charge 1.20% Class IB	$136.18	—	—	—	14.78%
	Highest contract charge 1.25% Class IB	$136.03	—	—	—	14.73%
	All contract charges	—	140	$19,082	1.11%	—
2019	Lowest contract charge 1.20% Class IB	$118.64	—	—	—	28.20%
	Highest contract charge 1.25% Class IB	$118.57	—	—	—	28.14%
	All contract charges	—	93	$10,962	1.74%	—
2018	Lowest contract charge 1.20% Class IB(b)	$92.54	—	—	—	(7.49)%
	Highest contract charge 1.25% Class IB(b)	$92.53	—	—	—	(7.50)%
	All contract charges	—	15	$1,341	0.49%	—

EQ/Franklin Small Cap Value Managed Volatility
2020	Lowest contract charge 0.25% Class IB	$240.17	—	—	—	12.05%
	Highest contract charge 1.34% Class IB	$205.22	—	—	—	10.83%
	All contract charges	—	103	$21,625	0.73%	—
2019	Lowest contract charge 0.50% Class IB	$207.30	—	—	—	24.86%
	Highest contract charge 1.34% Class IB	$185.17	—	—	—	23.81%
	All contract charges	—	108	$20,379	0.91%	—
2018	Lowest contract charge 0.50% Class IB	$166.02	—	—	—	(13.27)%
	Highest contract charge 1.34% Class IB	$149.56	—	—	—	(14.01)%
	All contract charges	—	114	$17,249	0.62%	—
2017	Lowest contract charge 0.50% Class IB	$191.43	—	—	—	11.18%
	Highest contract charge 1.45% Class IB	$171.74	—	—	—	10.12%
	All contract charges	—	119	$20,921	0.54%	—
2016	Lowest contract charge 0.50% Class IB	$172.18	—	—	—	24.24%
	Highest contract charge 1.45% Class IB	$155.96	—	—	—	23.06%
	All contract charges	—	123	$19,631	0.38%	—

EQ/Global Bond PLUS
2020	Lowest contract charge 0.25% Class IB	$150.33	—	—	—	8.24%
	Highest contract charge 1.45% Class IB	$125.01	—	—	—	6.94%
	All contract charges	—	378	$49,032	1.83%	—
2019	Lowest contract charge 0.50% Class IB	$134.02	—	—	—	5.68%
	Highest contract charge 1.45% Class IB	$116.90	—	—	—	4.66%
	All contract charges	—	404	$48,552	0.80%	—
2018	Lowest contract charge 0.50% Class IB	$126.82	—	—	—	(2.12)%
	Highest contract charge 1.45% Class IB	$111.69	—	—	—	(3.06)%
	All contract charges	—	430	$49,636	1.31%	—
2017	Lowest contract charge 0.50% Class IB	$129.57	—	—	—	4.13%
	Highest contract charge 1.45% Class IB	$115.22	—	—	—	3.14%
	All contract charges	—	453	$53,888	0.04%	—
2016	Lowest contract charge 0.50% Class IB	$124.43	—	—	—	0.18%
	Highest contract charge 1.45% Class IB	$111.71	—	—	—	(0.78)%
	All contract charges	—	473	$54,198	1.80%	—

EQ/Global Equity Managed Volatility
2020	Lowest contract charge 0.25% Class IB	$493.32	—	—	—	13.99%
	Highest contract charge 1.45% Class IB	$449.19	—	—	—	12.62%
	All contract charges	—	1,151	$409,196	0.65%	—
2019	Lowest contract charge 0.50% Class IB	$412.32	—	—	—	24.65%
	Highest contract charge 1.45% Class IB	$398.85	—	—	—	23.46%
	All contract charges	—	1,229	$386,966	1.34%	—
2018	Lowest contract charge 0.50% Class IB	$330.79	—	—	—	(12.60)%
	Highest contract charge 1.45% Class IB	$323.07	—	—	—	(13.44)%
	All contract charges	—	1,311	$332,448	1.03%	—

FSA-132

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Global Equity Managed Volatility (Continued)
2017	Lowest contract charge 0.50% Class IB	$378.49	—	—	—	25.45%
	Highest contract charge 1.45% Class IB	$373.24	—	—	—	24.26%
	All contract charges	—	1,396	$406,202	1.08%	—
2016	Lowest contract charge 0.50% Class IB	$301.70	—	—	—	3.96%
	Highest contract charge 1.45% Class IB	$300.37	—	—	—	2.97%
	All contract charges	—	1,497	$348,728	0.91%	—

EQ/Goldman Sachs Mid Cap Value
2020	Lowest contract charge 0.25% Class IB(b)	$252.05	—	—	—	8.21%
	Highest contract charge 1.34% Class IB	$194.67	—	—	—	7.03%
	All contract charges	—	333	$69,453	0.63%	—
2019	Lowest contract charge 0.50% Class IB	$227.33	—	—	—	30.13%
	Highest contract charge 1.34% Class IB	$181.89	—	—	—	29.04%
	All contract charges	—	330	$64,506	0.87%	—
2018	Lowest contract charge 0.50% Class IB(b)	$174.69	—	—	—	(8.78)%
	Highest contract charge 1.34% Class IB(b)	$140.96	—	—	—	(8.93)%
	All contract charges	—	334	$50,408	0.23%	—

EQ/Growth Strategy
2020	Lowest contract charge 1.10% Class IA	$217.45	—	—	—	12.36%
	Highest contract charge 1.25% Class IA	$213.75	—	—	—	12.19%
	All contract charges	—	8	$1,580	2.09%	—
2019	Lowest contract charge 1.10% Class IA	$193.53	—	—	—	18.93%
	Highest contract charge 1.25% Class IA	$190.52	—	—	—	18.75%
	All contract charges	—	8	$1,419	1.55%	—
2018	Lowest contract charge 1.10% Class IA	$162.72	—	—	—	(7.12)%
	Highest contract charge 1.25% Class IA	$160.44	—	—	—	(7.26)%
	All contract charges	—	8	$1,294	1.15%	—
2017	Lowest contract charge 1.10% Class IA	$175.20	—	—	—	12.48%
	Highest contract charge 1.25% Class IA	$173.00	—	—	—	12.31%
	All contract charges	—	9	$1,528	1.51%	—
2016	Lowest contract charge 1.10% Class IA	$155.76	—	—	—	6.90%
	Highest contract charge 1.25% Class IA	$154.04	—	—	—	6.74%
	All contract charges	—	9	$1,370	0.95%	—

EQ/Intermediate Government Bond
2020	Lowest contract charge 0.70% Class IA	$175.67	—	—	—	3.57%
	Highest contract charge 1.45% Class IA	$142.35	—	—	—	2.79%
	All contract charges	—	227	$40,039	0.97%	—
2019	Lowest contract charge 0.70% Class IA	$169.61	—	—	—	3.44%
	Highest contract charge 1.45% Class IA	$138.49	—	—	—	2.66%
	All contract charges	—	223	$38,134	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$163.97	—	—	—	0.12%
	Highest contract charge 1.45% Class IA	$134.90	—	—	—	(0.64)%
	All contract charges	—	231	$38,429	1.26%	—
2017	Lowest contract charge 0.70% Class IA	$163.77	—	—	—	(0.36)%
	Highest contract charge 1.45% Class IA	$135.77	—	—	—	(1.11)%
	All contract charges	—	242	$40,567	0.82%	—
2016	Lowest contract charge 0.70% Class IA	$164.36	—	—	—	(0.25)%
	Highest contract charge 1.45% Class IA	$137.29	—	—	—	(1.00)%
	All contract charges	—	257	$43,502	0.66%	—

EQ/Intermediate Government Bond
2020	Lowest contract charge 0.00% Class IB	$109.51	—	—	—	4.30%
	Highest contract charge 1.30% Class IB	$111.02	—	—	—	2.96%
	All contract charges	—	102	$13,215	0.97%	—
2019	Lowest contract charge 0.00% Class IB	$105.00	—	—	—	4.17%
	Highest contract charge 1.30% Class IB	$107.83	—	—	—	2.83%
	All contract charges	—	88	$11,453	1.55%	—
2018	Lowest contract charge 0.00% Class IB	$100.80	—	—	—	0.84%
	Highest contract charge 1.30% Class IB	$104.86	—	—	—	(0.47)%

FSA-133

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Intermediate Government Bond (Continued)
	All contract charges	—	92	$11,549	1.26%	—
2017	Lowest contract charge 0.00% Class IB(a)	$99.96	—	—	—	0.34%
	Highest contract charge 1.30% Class IB	$105.36	—	—	—	(0.95)%
	All contract charges	—	103	$12,918	0.82%	—
2016	Lowest contract charge 0.00% Class IB	$100.70	—	—	—	0.45%
	Highest contract charge 1.30% Class IB	$106.37	—	—	—	(0.84)%
	All contract charges	—	113	$14,492	0.66%	—

EQ/International Core Managed Volatility
2020	Lowest contract charge 0.40% Class IB	$122.54	—	—	—	8.03%
	Highest contract charge 1.45% Class IB	$185.46	—	—	—	6.89%
	All contract charges	—	1,122	$174,458	1.41%	—
2019	Lowest contract charge 0.40% Class IB	$113.43	—	—	—	21.97%
	Highest contract charge 1.45% Class IB	$173.50	—	—	—	20.67%
	All contract charges	—	1,168	$169,539	1.99%	—
2018	Lowest contract charge 0.40% Class IB	$93.00	—	—	—	(15.23)%
	Highest contract charge 1.45% Class IB	$143.78	—	—	—	(16.13)%
	All contract charges	—	1,210	$145,274	1.70%	—
2017	Lowest contract charge 0.40% Class IB	$109.71	—	—	—	25.80%
	Highest contract charge 1.45% Class IB	$171.43	—	—	—	24.49%
	All contract charges	—	1,255	$178,927	1.66%	—
2016	Lowest contract charge 0.40% Class IB	$87.21	—	—	—	(0.18)%
	Highest contract charge 1.45% Class IB	$137.71	—	—	—	(1.23)%
	All contract charges	—	1,317	$150,471	0.29%	—

EQ/International Equity Index
2020	Lowest contract charge 0.70% Class IA	$173.25	—	—	—	3.11%
	Highest contract charge 1.45% Class IA	$130.23	—	—	—	2.33%
	All contract charges	—	1,954	$331,059	1.98%	—
2019	Lowest contract charge 0.70% Class IA	$168.03	—	—	—	21.29%
	Highest contract charge 1.45% Class IA	$127.27	—	—	—	20.37%
	All contract charges	—	2,027	$334,880	2.85%	—
2018	Lowest contract charge 0.70% Class IA	$138.54	—	—	—	(15.77)%
	Highest contract charge 1.45% Class IA	$105.73	—	—	—	(16.41)%
	All contract charges	—	2,109	$289,084	2.37%	—
2017	Lowest contract charge 0.70% Class IA	$164.47	—	—	—	22.36%
	Highest contract charge 1.45% Class IA	$126.48	—	—	—	21.44%
	All contract charges	—	2,219	$363,221	2.63%	—
2016	Lowest contract charge 0.70% Class IA	$134.41	—	—	—	1.48%
	Highest contract charge 1.45% Class IA	$104.15	—	—	—	0.72%
	All contract charges	—	2,321	$312,628	2.70%	—

EQ/International Equity Index
2020	Lowest contract charge 0.25% Class IB	$155.16	—	—	—	3.57%
	Highest contract charge 1.30% Class IB	$99.44	—	—	—	2.49%
	All contract charges	—	446	$58,254	1.98%	—
2019	Lowest contract charge 0.40% Class IB	$154.24	—	—	—	21.65%
	Highest contract charge 1.30% Class IB	$97.02	—	—	—	20.58%
	All contract charges	—	343	$42,734	2.85%	—
2018	Lowest contract charge 0.40% Class IB	$126.79	—	—	—	(15.51)%
	Highest contract charge 1.30% Class IB	$80.46	—	—	—	(16.27)%
	All contract charges	—	291	$29,840	2.37%	—
2017	Lowest contract charge 0.40% Class IB	$150.07	—	—	—	22.74%
	Highest contract charge 1.30% Class IB	$96.10	—	—	—	21.65%
	All contract charges	—	305	$37,039	2.63%	—
2016	Lowest contract charge 0.40% Class IB	$122.27	—	—	—	1.78%
	Highest contract charge 1.30% Class IB	$79.00	—	—	—	0.88%
	All contract charges	—	321	$32,071	2.70%	—

FSA-134

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Managed Volatility
2020	Lowest contract charge 0.25% Class IB	$152.17	—	—	—	6.37%
	Highest contract charge 1.34% Class IB	$144.97	—	—	—	5.20%
	All contract charges	—	112	$16,134	1.70%	—
2019	Lowest contract charge 0.50% Class IB	$139.63	—	—	—	20.83%
	Highest contract charge 1.34% Class IB	$137.80	—	—	—	19.81%
	All contract charges	—	105	$14,285	2.44%	—
2018	Lowest contract charge 0.50% Class IB	$115.56	—	—	—	(14.88)%
	Highest contract charge 1.34% Class IB	$115.02	—	—	—	(15.60)%
	All contract charges	—	101	$11,294	1.88%	—
2017	Lowest contract charge 0.50% Class IB	$135.76	—	—	—	23.63%
	Highest contract charge 1.34% Class IB	$136.28	—	—	—	22.59%
	All contract charges	—	91	$12,260	2.26%	—
2016	Lowest contract charge 0.50% Class IB	$109.81	—	—	—	(0.62)%
	Highest contract charge 1.34% Class IB	$111.17	—	—	—	(1.45)%
	All contract charges	—	80	$8,711	1.28%	—

EQ/International Value Managed Volatility
2020	Lowest contract charge 0.25% Class IB	$158.55	—	—	—	3.93%
	Highest contract charge 1.45% Class IB	$167.07	—	—	—	2.68%
	All contract charges	—	1,119	$175,586	1.38%	—
2019	Lowest contract charge 0.40% Class IB	$145.32	—	—	—	22.17%
	Highest contract charge 1.45% Class IB	$162.71	—	—	—	20.88%
	All contract charges	—	1,161	$176,862	2.30%	—
2018	Lowest contract charge 0.40% Class IB	$118.95	—	—	—	(16.83)%
	Highest contract charge 1.45% Class IB	$134.61	—	—	—	(17.71)%
	All contract charges	—	1,215	$152,711	1.70%	—
2017	Lowest contract charge 0.40% Class IB	$143.02	—	—	—	22.88%
	Highest contract charge 1.45% Class IB	$163.58	—	—	—	21.59%
	All contract charges	—	1,275	$194,737	1.90%	—
2016	Lowest contract charge 0.40% Class IB	$116.39	—	—	—	0.34%
	Highest contract charge 1.45% Class IB	$134.53	—	—	—	(0.72)%
	All contract charges	—	1,359	$170,173	0.47%	—

EQ/Invesco Comstock
2020	Lowest contract charge 0.25% Class IB	$256.99	—	—	—	(1.01)%
	Highest contract charge 1.45% Class IB	$212.59	—	—	—	(2.21)%
	All contract charges	—	543	$118,461	2.00%	—
2019	Lowest contract charge 0.50% Class IB	$250.25	—	—	—	24.36%
	Highest contract charge 1.45% Class IB	$217.39	—	—	—	23.17%
	All contract charges	—	568	$126,391	2.07%	—
2018	Lowest contract charge 0.50% Class IB	$201.23	—	—	—	(12.84)%
	Highest contract charge 1.45% Class IB	$176.50	—	—	—	(13.67)%
	All contract charges	—	595	$107,350	1.52%	—
2017	Lowest contract charge 0.50% Class IB	$230.87	—	—	—	17.40%
	Highest contract charge 1.45% Class IB	$204.45	—	—	—	16.27%
	All contract charges	—	617	$128,355	0.78%	—
2016	Lowest contract charge 0.50% Class IB	$196.66	—	—	—	16.79%
	Highest contract charge 1.45% Class IB	$175.84	—	—	—	15.68%
	All contract charges	—	661	$117,507	2.49%	—

EQ/Invesco Global
2020	Lowest contract charge 0.25% Class IB	$306.75	—	—	—	26.72%
	Highest contract charge 1.45% Class IB	$257.94	—	—	—	25.20%
	All contract charges	—	1,140	$301,714	0.00%	—
2019	Lowest contract charge 0.50% Class IB	$234.11	—	—	—	30.43%
	Highest contract charge 1.45% Class IB	$206.03	—	—	—	29.19%
	All contract charges	—	1,116	$235,055	0.36%	—
2018	Lowest contract charge 0.50% Class IB	$179.49	—	—	—	(13.90)%
	Highest contract charge 1.45% Class IB	$159.48	—	—	—	(14.73)%

FSA-135

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Global (Continued)
	All contract charges	—	1,036	$167,841	0.38%	—
2017	Lowest contract charge 0.50% Class IB	$208.47	—	—	—	34.94%
	Highest contract charge 1.45% Class IB	$187.03	—	—	—	33.66%
	All contract charges	—	941	$177,865	0.59%	—
2016	Lowest contract charge 0.50% Class IB	$154.49	—	—	—	(0.46)%
	Highest contract charge 1.45% Class IB	$139.93	—	—	—	(1.41)%
	All contract charges	—	875	$123,212	0.84%	—

EQ/Invesco Global Real Estate
2020	Lowest contract charge 0.25% Class IB(b)	$172.44	—	—	—	(12.43)%
	Highest contract charge 1.45% Class IB	$130.77	—	—	—	(13.48)%
	All contract charges	—	581	$90,298	2.50%	—
2019	Lowest contract charge 0.50% Class IB	$192.18	—	—	—	21.90%
	Highest contract charge 1.45% Class IB	$151.15	—	—	—	20.74%
	All contract charges	—	573	$102,224	4.57%	—
2018	Lowest contract charge 0.50% Class IB(b)	$157.65	—	—	—	(0.84)%
	Highest contract charge 1.45% Class IB(b)	$125.19	—	—	—	(1.03)%
	All contract charges	—	578	$85,440	0.55%	—

EQ/Invesco International Growth
2020	Lowest contract charge 0.25% Class IB(b)	$201.49	—	—	—	13.31%
	Highest contract charge 1.45% Class IB	$153.26	—	—	—	11.95%
	All contract charges	—	627	$108,792	0.85%	—
2019	Lowest contract charge 0.50% Class IB	$173.55	—	—	—	27.56%
	Highest contract charge 1.45% Class IB	$136.90	—	—	—	26.34%
	All contract charges	—	630	$96,709	1.72%	—
2018	Lowest contract charge 0.50% Class IB(b)	$136.05	—	—	—	(5.11)%
	Highest contract charge 1.45% Class IB(b)	$108.36	—	—	—	(5.29)%
	All contract charges	—	617	$74,537	0.21%	—

EQ/Janus Enterprise(f)
2020	Lowest contract charge 0.25% Class IB	$446.87	—	—	—	18.52%
	Highest contract charge 1.45% Class IB	$369.68	—	—	—	17.09%
	All contract charges	—	1,585	$578,610	0.00%	—
2019	Lowest contract charge 0.40% Class IB	$213.26	—	—	—	35.91%
	Highest contract charge 1.45% Class IB	$315.72	—	—	—	34.48%
	All contract charges	—	1,301	$405,014	0.02%	—
2018	Lowest contract charge 0.40% Class IB	$156.91	—	—	—	(2.18)%
	Highest contract charge 1.45% Class IB	$234.77	—	—	—	(3.22)%
	All contract charges	—	1,280	$297,005	0.00%	—
2017	Lowest contract charge 0.40% Class IB	$160.41	—	—	—	27.39%
	Highest contract charge 1.45% Class IB	$242.58	—	—	—	26.05%
	All contract charges	—	1,264	$304,349	0.00%	—
2016	Lowest contract charge 0.40% Class IB	$125.92	—	—	—	(4.71)%
	Highest contract charge 1.45% Class IB	$192.44	—	—	—	(5.72)%
	All contract charges	—	1,279	$244,983	0.00%	—

EQ/JPMorgan Value Opportunities
2020	Lowest contract charge 0.25% Class IB	$334.07	—	—	—	10.80%
	Highest contract charge 1.45% Class IB	$257.64	—	—	—	9.46%
	All contract charges	—	813	$239,444	1.17%	—
2019	Lowest contract charge 0.40% Class IB	$238.22	—	—	—	27.02%
	Highest contract charge 1.45% Class IB	$235.37	—	—	—	25.68%
	All contract charges	—	753	$202,819	1.28%	—
2018	Lowest contract charge 0.40% Class IB	$187.54	—	—	—	(15.74)%
	Highest contract charge 1.45% Class IB	$187.28	—	—	—	(16.63)%
	All contract charges	—	685	$146,637	1.09%	—
2017	Lowest contract charge 0.40% Class IB	$222.58	—	—	—	17.25%
	Highest contract charge 1.45% Class IB	$224.65	—	—	—	16.01%
	All contract charges	—	554	$143,271	0.95%	—
2016	Lowest contract charge 0.40% Class IB	$189.84	—	—	—	21.05%

FSA-136

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/JPMorgan Value Opportunities (Continued)
	Highest contract charge 1.45% Class IB	$193.64	—	—	—	19.77%
	All contract charges	—	406	$92,188	1.07%	—

EQ/Large Cap Core Managed Volatility
2020	Lowest contract charge 0.25% Class IB	$292.59	—	—	—	15.99%
	Highest contract charge 1.45% Class IB	$240.71	—	—	—	14.60%
	All contract charges	—	150	$37,650	0.68%	—
2019	Lowest contract charge 0.50% Class IB	$240.35	—	—	—	29.31%
	Highest contract charge 1.45% Class IB	$210.05	—	—	—	28.07%
	All contract charges	—	164	$35,755	1.28%	—
2018	Lowest contract charge 0.50% Class IB	$185.87	—	—	—	(6.89)%
	Highest contract charge 1.45% Class IB	$164.01	—	—	—	(7.79)%
	All contract charges	—	178	$29,907	1.04%	—
2017	Lowest contract charge 0.50% Class IB	$199.63	—	—	—	21.34%
	Highest contract charge 1.45% Class IB	$177.86	—	—	—	20.19%
	All contract charges	—	184	$33,713	1.00%	—
2016	Lowest contract charge 0.50% Class IB	$164.52	—	—	—	9.29%
	Highest contract charge 1.45% Class IB	$147.98	—	—	—	8.24%
	All contract charges	—	193	$29,417	1.10%	—

EQ/Large Cap Growth Index
2020	Lowest contract charge 0.25% Class IB	$340.26	—	—	—	36.96%
	Highest contract charge 1.45% Class IB	$292.62	—	—	—	35.32%
	All contract charges	—	1,701	$525,159	0.32%	—
2019	Lowest contract charge 0.50% Class IB	$236.70	—	—	—	34.66%
	Highest contract charge 1.45% Class IB	$216.25	—	—	—	33.37%
	All contract charges	—	1,678	$381,171	0.65%	—
2018	Lowest contract charge 0.50% Class IB	$175.78	—	—	—	(2.75)%
	Highest contract charge 1.45% Class IB	$162.14	—	—	—	(3.68)%
	All contract charges	—	1,656	$281,313	0.65%	—
2017	Lowest contract charge 0.50% Class IB	$180.75	—	—	—	28.57%
	Highest contract charge 1.45% Class IB	$168.34	—	—	—	27.36%
	All contract charges	—	1,636	$287,433	0.79%	—
2016	Lowest contract charge 0.50% Class IB	$140.58	—	—	—	5.82%
	Highest contract charge 1.45% Class IB	$132.18	—	—	—	4.80%
	All contract charges	—	1,558	$214,005	1.04%	—

EQ/Large Cap Growth Managed Volatility
2020	Lowest contract charge 0.25% Class IB	$261.31	—	—	—	31.68%
	Highest contract charge 1.45% Class IB	$345.74	—	—	—	30.10%
	All contract charges	—	1,959	$999,356	0.08%	—
2019	Lowest contract charge 0.50% Class IB	$189.06	—	—	—	33.05%
	Highest contract charge 1.45% Class IB	$265.75	—	—	—	31.77%
	All contract charges	—	2,110	$826,311	0.43%	—
2018	Lowest contract charge 0.50% Class IB	$142.10	—	—	—	(3.46)%
	Highest contract charge 1.45% Class IB	$201.67	—	—	—	(4.39)%
	All contract charges	—	2,263	$670,858	0.49%	—
2017	Lowest contract charge 0.50% Class IB	$147.20	—	—	—	28.57%
	Highest contract charge 1.45% Class IB	$210.93	—	—	—	27.35%
	All contract charges	—	2,424	$751,814	0.49%	—
2016	Lowest contract charge 0.50% Class IB	$114.49	—	—	—	4.99%
	Highest contract charge 1.45% Class IB	$165.63	—	—	—	3.99%
	All contract charges	—	2,596	$631,454	0.56%	—

EQ/Large Cap Value Index
2020	Lowest contract charge 0.25% Class IB	$154.75	—	—	—	1.96%
	Highest contract charge 1.45% Class IB	$128.68	—	—	—	0.73%
	All contract charges	—	921	$122,030	1.99%	—
2019	Lowest contract charge 0.50% Class IB	$146.46	—	—	—	25.01%
	Highest contract charge 1.45% Class IB	$127.75	—	—	—	23.81%
	All contract charges	—	872	$114,168	2.35%	—

FSA-137

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Index (Continued)
2018	Lowest contract charge 0.50% Class IB	$117.16	—	—	—	(9.35)%
	Highest contract charge 1.45% Class IB	$103.18	—	—	—	(10.22)%
	All contract charges	—	812	$85,581	2.12%	—
2017	Lowest contract charge 0.50% Class IB	$129.25	—	—	—	12.44%
	Highest contract charge 1.45% Class IB	$114.93	—	—	—	11.37%
	All contract charges	—	771	$90,359	1.89%	—
2016	Lowest contract charge 0.50% Class IB	$114.95	—	—	—	15.89%
	Highest contract charge 1.45% Class IB	$103.20	—	—	—	14.79%
	All contract charges	—	748	$78,417	2.12%	—

EQ/Large Cap Value Managed Volatility
2020	Lowest contract charge 0.70% Class IA	$247.76	—	—	—	4.94%
	Highest contract charge 1.45% Class IA	$225.40	—	—	—	4.15%
	All contract charges	—	3,415	$738,300	1.57%	—
2019	Lowest contract charge 0.70% Class IA	$236.09	—	—	—	24.56%
	Highest contract charge 1.45% Class IA	$216.42	—	—	—	23.63%
	All contract charges	—	3,611	$748,549	1.93%	—
2018	Lowest contract charge 0.70% Class IA	$189.54	—	—	—	(10.56)%
	Highest contract charge 1.45% Class IA	$175.06	—	—	—	(11.24)%
	All contract charges	—	3,851	$645,059	2.45%	—
2017	Lowest contract charge 0.70% Class IA	$211.91	—	—	—	13.06%
	Highest contract charge 1.45% Class IA	$197.23	—	—	—	12.21%
	All contract charges	—	4,163	$784,636	1.51%	—
2016	Lowest contract charge 0.70% Class IA	$187.43	—	—	—	14.52%
	Highest contract charge 1.45% Class IA	$175.77	—	—	—	13.66%
	All contract charges	—	4,488	$752,898	1.68%	—

EQ/Large Cap Value Managed Volatility
2020	Lowest contract charge 0.25% Class IB	$289.52	—	—	—	5.42%
	Highest contract charge 1.30% Class IB	$156.87	—	—	—	4.33%
	All contract charges	—	408	$90,714	1.57%	—
2019	Lowest contract charge 0.40% Class IB	$212.30	—	—	—	24.93%
	Highest contract charge 1.30% Class IB	$150.36	—	—	—	23.82%
	All contract charges	—	438	$93,406	1.93%	—
2018	Lowest contract charge 0.40% Class IB	$169.93	—	—	—	(10.28)%
	Highest contract charge 1.30% Class IB	$121.43	—	—	—	(11.09)%
	All contract charges	—	471	$80,958	2.45%	—
2017	Lowest contract charge 0.40% Class IB	$189.41	—	—	—	13.41%
	Highest contract charge 1.30% Class IB	$136.58	—	—	—	12.39%
	All contract charges	—	505	$98,028	1.51%	—
2016	Lowest contract charge 0.40% Class IB	$167.02	—	—	—	14.86%
	Highest contract charge 1.30% Class IB	$121.52	—	—	—	13.85%
	All contract charges	—	552	$94,855	1.68%	—

EQ/Lazard Emerging Markets Equity
2020	Lowest contract charge 0.25% Class IB(b)	$123.32	—	—	—	(1.75)%
	Highest contract charge 1.45% Class IB	$97.60	—	—	—	(2.93)%
	All contract charges	—	2,329	$260,230	1.85%	—
2019	Lowest contract charge 0.50% Class IB	$122.62	—	—	—	18.18%
	Highest contract charge 1.45% Class IB	$100.55	—	—	—	17.04%
	All contract charges	—	2,240	$256,974	2.76%	—
2018	Lowest contract charge 0.50% Class IB(b)	$103.76	—	—	—	(1.46)%
	Highest contract charge 1.45% Class IB(b)	$85.91	—	—	—	(1.64)%
	All contract charges	—	2,127	$207,732	0.18%	—

EQ/Loomis Sayles Growth
2020	Lowest contract charge 0.25% Class IB	$554.90	—	—	—	30.59%
	Highest contract charge 1.45% Class IB	$455.99	—	—	—	29.02%
	All contract charges	—	280	$125,933	0.00%	—
2019	Lowest contract charge 0.40% Class IB	$272.53	—	—	—	30.81%
	Highest contract charge 1.45% Class IB	$353.42	—	—	—	29.43%

FSA-138

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Loomis Sayles Growth (Continued)
	All contract charges	—	302	$105,139	0.03%	—
2018	Lowest contract charge 0.40% Class IB	$208.34	—	—	—	(3.37)%
	Highest contract charge 1.45% Class IB	$273.06	—	—	—	(4.40)%
	All contract charges	—	313	$84,195	0.09%	—
2017	Lowest contract charge 0.40% Class IB	$215.61	—	—	—	34.05%
	Highest contract charge 1.45% Class IB	$285.62	—	—	—	32.65%
	All contract charges	—	325	$91,309	0.18%	—
2016	Lowest contract charge 0.40% Class IB	$160.84	—	—	—	6.38%
	Highest contract charge 1.45% Class IB	$215.32	—	—	—	5.27%
	All contract charges	—	286	$61,039	0.37%	—

EQ/MFS International Growth
2020	Lowest contract charge 0.25% Class IB	$317.79	—	—	—	15.06%
	Highest contract charge 1.45% Class IB	$262.90	—	—	—	13.67%
	All contract charges	—	890	$239,034	0.46%	—
2019	Lowest contract charge 0.40% Class IB	$177.14	—	—	—	26.74%
	Highest contract charge 1.45% Class IB	$231.28	—	—	—	25.40%
	All contract charges	—	860	$203,157	1.32%	—
2018	Lowest contract charge 0.40% Class IB	$139.77	—	—	—	(9.73)%
	Highest contract charge 1.45% Class IB	$184.43	—	—	—	(10.69)%
	All contract charges	—	798	$149,378	0.92%	—
2017	Lowest contract charge 0.40% Class IB	$154.84	—	—	—	31.53%
	Highest contract charge 1.45% Class IB	$206.51	—	—	—	30.15%
	All contract charges	—	732	$152,179	0.86%	—
2016	Lowest contract charge 0.40% Class IB	$117.72	—	—	—	1.57%
	Highest contract charge 1.45% Class IB	$158.67	—	—	—	0.50%
	All contract charges	—	657	$104,466	1.02%	—

EQ/MFS International Intrinsic Value
2020	Lowest contract charge 0.00% Class IB	$182.20	—	—	—	20.03%
	Highest contract charge 1.45% Class IB	$228.41	—	—	—	18.29%
	All contract charges	—	2,724	$730,006	0.26%	—
2019	Lowest contract charge 0.00% Class IB	$151.79	—	—	—	25.88%
	Highest contract charge 1.45% Class IB	$193.09	—	—	—	24.06%
	All contract charges	—	2,691	$609,024	0.71%	—
2018	Lowest contract charge 0.00% Class IB(b)	$120.58	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB(b)	$155.64	—	—	—	(4.64)%
	All contract charges	—	2,493	$454,316	0.00%	—

EQ/MFS Mid Cap Focused Growth
2020	Lowest contract charge 0.25% Class IB(b)	$314.91	—	—	—	29.38%
	Highest contract charge 1.45% Class IB	$280.23	—	—	—	27.82%
	All contract charges	—	977	$280,088	0.00%	—
2019	Lowest contract charge 0.50% Class IB	$238.19	—	—	—	35.64%
	Highest contract charge 1.45% Class IB	$219.24	—	—	—	34.35%
	All contract charges	—	969	$216,514	0.02%	—
2018	Lowest contract charge 0.50% Class IB(b)	$175.60	—	—	—	(9.43)%
	Highest contract charge 1.45% Class IB(b)	$163.19	—	—	—	(9.60)%
	All contract charges	—	901	$149,489	0.01%	—

EQ/MFS Technology
2020	Lowest contract charge 0.25% Class IB(b)	$673.86	—	—	—	46.48%
	Highest contract charge 1.45% Class IB	$464.08	—	—	—	44.72%
	All contract charges	—	592	$361,558	0.06%	—
2019	Lowest contract charge 0.50% Class IB	$449.41	—	—	—	35.12%
	Highest contract charge 1.45% Class IB	$320.68	—	—	—	33.83%
	All contract charges	—	531	$223,096	0.00%	—
2018	Lowest contract charge 0.50% Class IB(b)	$332.61	—	—	—	(11.05)%
	Highest contract charge 1.45% Class IB(b)	$239.62	—	—	—	(11.22)%
	All contract charges	—	497	$155,095	0.00%	—

FSA-139

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Utilities Series
2020	Lowest contract charge 0.25% Class IB(b)	$254.46	—	—	—	5.28%
	Highest contract charge 1.45% Class IB	$183.33	—	—	—	4.02%
	All contract charges	—	594	$136,137	2.46%	—
2019	Lowest contract charge 0.40% Class IB	$186.67	—	—	—	24.20%
	Highest contract charge 1.45% Class IB	$176.25	—	—	—	22.88%
	All contract charges	—	607	$133,641	2.88%	—
2018	Lowest contract charge 0.40% Class IB(b)	$150.30	—	—	—	(2.73)%
	Highest contract charge 1.45% Class IB(b)	$143.43	—	—	—	(2.93)%
	All contract charges	—	615	$109,805	0.50%	—

EQ/Mid Cap Index
2020	Lowest contract charge 0.25% Class IB	$355.13	—	—	—	12.57%
	Highest contract charge 1.45% Class IB	$271.29	—	—	—	11.22%
	All contract charges	—	3,163	$870,965	1.04%	—
2019	Lowest contract charge 0.40% Class IB	$219.91	—	—	—	24.88%
	Highest contract charge 1.45% Class IB	$243.93	—	—	—	23.57%
	All contract charges	—	3,089	$762,495	1.15%	—
2018	Lowest contract charge 0.40% Class IB	$176.10	—	—	—	(12.05)%
	Highest contract charge 1.45% Class IB	$197.41	—	—	—	(12.98)%
	All contract charges	—	3,000	$597,178	1.10%	—
2017	Lowest contract charge 0.40% Class IB	$200.22	—	—	—	15.02%
	Highest contract charge 1.45% Class IB	$226.86	—	—	—	13.81%
	All contract charges	—	2,944	$671,402	0.95%	—
2016	Lowest contract charge 0.40% Class IB	$174.07	—	—	—	19.43%
	Highest contract charge 1.45% Class IB	$199.33	—	—	—	18.18%
	All contract charges	—	2,809	$562,440	1.13%	—

EQ/Mid Cap Value Managed Volatility
2020	Lowest contract charge 0.25% Class IB	$414.85	—	—	—	4.70%
	Highest contract charge 1.45% Class IB	$258.20	—	—	—	3.45%
	All contract charges	—	1,470	$478,738	1.16%	—
2019	Lowest contract charge 0.50% Class IB	$377.50	—	—	—	25.95%
	Highest contract charge 1.45% Class IB	$249.60	—	—	—	24.75%
	All contract charges	—	1,559	$489,608	1.38%	—
2018	Lowest contract charge 0.50% Class IB	$299.72	—	—	—	(13.73)%
	Highest contract charge 1.45% Class IB	$200.08	—	—	—	(14.56)%
	All contract charges	—	1,649	$415,490	1.21%	—
2017	Lowest contract charge 0.50% Class IB	$347.42	—	—	—	11.76%
	Highest contract charge 1.45% Class IB	$234.18	—	—	—	10.70%
	All contract charges	—	1,777	$523,415	1.05%	—
2016	Lowest contract charge 0.50% Class IB	$310.86	—	—	—	17.08%
	Highest contract charge 1.45% Class IB	$211.55	—	—	—	15.98%
	All contract charges	—	1,901	$505,176	1.22%	—

EQ/Moderate Allocation
2020	Lowest contract charge 0.70% Class A	$279.07	—	—	—	10.48%
	Highest contract charge 1.45% Class A	$205.83	—	—	—	9.65%
	All contract charges	—	8,861	$1,130,673	2.21%	—
2019	Lowest contract charge 0.70% Class A	$252.60	—	—	—	14.73%
	Highest contract charge 1.45% Class A	$187.72	—	—	—	13.86%
	All contract charges	—	9,422	$1,087,782	1.61%	—
2018	Lowest contract charge 0.70% Class A	$220.17	—	—	—	(5.44)%
	Highest contract charge 1.45% Class A	$164.87	—	—	—	(6.15)%
	All contract charges	—	10,156	$1,018,392	1.54%	—
2017	Lowest contract charge 0.70% Class A	$232.83	—	—	—	10.27%
	Highest contract charge 1.45% Class A	$175.68	—	—	—	9.44%
	All contract charges	—	10,984	$1,160,934	1.23%	—
2016	Lowest contract charge 0.70% Class A	$211.14	—	—	—	4.62%
	Highest contract charge 1.45% Class A	$160.53	—	—	—	3.84%
	All contract charges	—	11,858	$1,132,721	0.90%	—

FSA-140

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Allocation (Continued)
2020	Lowest contract charge 0.25% Class B	$214.36	—	—	—	10.98%
	Highest contract charge 1.30% Class B	$155.70	—	—	—	9.83%
	All contract charges	—	3,014	$609,876	2.21%	—
2019	Lowest contract charge 0.40% Class B	$148.08	—	—	—	15.08%
	Highest contract charge 1.30% Class B	$141.77	—	—	—	14.05%
	All contract charges	—	3,021	$553,964	1.61%	—
2018	Lowest contract charge 0.40% Class B	$128.68	—	—	—	(5.15)%
	Highest contract charge 1.30% Class B	$124.30	—	—	—	(6.00)%
	All contract charges	—	3,033	$486,092	1.54%	—
2017	Lowest contract charge 0.40% Class B	$135.67	—	—	—	10.61%
	Highest contract charge 1.30% Class B	$132.24	—	—	—	9.62%
	All contract charges	—	3,055	$518,853	1.23%	—
2016	Lowest contract charge 0.40% Class B	$122.66	—	—	—	4.94%
	Highest contract charge 1.30% Class B	$120.63	—	—	—	4.01%
	All contract charges	—	3,061	$471,480	0.90%	—

EQ/Moderate Growth Strategy
2020	Lowest contract charge 0.25% Class IB	$187.95	—	—	—	12.11%
	Highest contract charge 1.45% Class IB	$169.29	—	—	—	10.76%
	All contract charges	—	632	$109,884	2.02%	—
2019	Lowest contract charge 0.50% Class IB	$164.47	—	—	—	17.39%
	Highest contract charge 1.45% Class IB	$152.84	—	—	—	16.26%
	All contract charges	—	595	$93,129	1.61%	—
2018	Lowest contract charge 0.50% Class IB	$140.11	—	—	—	(5.61)%
	Highest contract charge 1.45% Class IB	$131.46	—	—	—	(6.51)%
	All contract charges	—	539	$72,435	1.29%	—
2017	Lowest contract charge 0.50% Class IB	$148.43	—	—	—	11.23%
	Highest contract charge 1.45% Class IB	$140.62	—	—	—	10.18%
	All contract charges	—	464	$66,158	1.51%	—
2016	Lowest contract charge 0.50% Class IB	$133.44	—	—	—	6.52%
	Highest contract charge 1.45% Class IB	$127.63	—	—	—	5.51%
	All contract charges	—	392	$50,651	1.01%	—

EQ/Moderate-Plus Allocation
2020	Lowest contract charge 0.25% Class B	$285.72	—	—	—	13.81%
	Highest contract charge 1.45% Class B	$231.89	—	—	—	12.45%
	All contract charges	—	5,794	$1,382,143	2.55%	—
2019	Lowest contract charge 0.50% Class B	$241.02	—	—	—	19.39%
	Highest contract charge 1.45% Class B	$206.22	—	—	—	18.25%
	All contract charges	—	5,942	$1,255,928	1.59%	—
2018	Lowest contract charge 0.50% Class B	$201.87	—	—	—	(7.31)%
	Highest contract charge 1.45% Class B	$174.39	—	—	—	(8.20)%
	All contract charges	—	6,083	$1,084,608	1.59%	—
2017	Lowest contract charge 0.50% Class B	$217.78	—	—	—	14.32%
	Highest contract charge 1.45% Class B	$189.96	—	—	—	13.23%
	All contract charges	—	6,255	$1,211,042	1.40%	—
2016	Lowest contract charge 0.50% Class B	$190.50	—	—	—	6.73%
	Highest contract charge 1.45% Class B	$167.76	—	—	—	5.72%
	All contract charges	—	6,382	$1,086,620	0.91%	—

EQ/Money Market
2020	Lowest contract charge 0.00% Class IA	$1.03	—	—	—	0.00%
	Highest contract charge 1.45% Class IA	$106.16	—	—	—	(1.26)%
	All contract charges	—	2,757	$46,233	0.17%	—
2019	Lowest contract charge 0.00% Class IA	$1.03	—	—	—	0.98%
	Highest contract charge 1.45% Class IA	$107.51	—	—	—	0.05%
	All contract charges	—	1,743	$38,184	1.51%	—

FSA-141

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Money Market (Continued)
2018	Lowest contract charge 0.00% Class IA	$1.02	—	—	—	2.00%
	Highest contract charge 1.45% Class IA	$107.46	—	—	—	(0.20)%
	All contract charges	—	1,455	$40,146	1.26%	—
2017	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	0.00%
	Highest contract charge 1.45% Class IA	$107.68	—	—	—	(1.05)%
	All contract charges	—	1,454	$38,911	0.39%	—
2016	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	0.00%
	Highest contract charge 1.45% Class IA	$108.82	—	—	—	(1.45)%
	All contract charges	—	1,443	$42,564	0.00%	—

EQ/Money Market
2020	Lowest contract charge 0.00% Class IB	$1.03	—	—	—	0.00%
	Highest contract charge 1.30% Class IB	$92.80	—	—	—	(1.09)%
	All contract charges	—	17,089	$56,800	0.17%	—
2019	Lowest contract charge 0.00% Class IB	$1.03	—	—	—	0.98%
	Highest contract charge 1.30% Class IB	$93.82	—	—	—	0.21%
	All contract charges	—	7,095	$30,806	1.51%	—
2018	Lowest contract charge 0.00% Class IB	$1.02	—	—	—	2.00%
	Highest contract charge 1.30% Class IB	$93.62	—	—	—	(0.04)%
	All contract charges	—	9,274	$33,488	1.26%	—
2017	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	0.00%
	Highest contract charge 1.30% Class IB	$93.66	—	—	—	(0.88)%
	All contract charges	—	8,987	$30,193	0.39%	—
2016	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	0.00%
	Highest contract charge 1.30% Class IB	$94.49	—	—	—	(1.28)%
	All contract charges	—	8,365	$33,504	0.00%	—

EQ/Morgan Stanley Small Cap Growth(k)
2020	Lowest contract charge 0.25% Class IB(l)	$179.10	—	—	—	75.14%
	Highest contract charge 1.45% Class IB(l)	$177.79	—	—	—	73.98%
	All contract charges	—	623	$108,947	0.00%	—

EQ/PIMCO Global Real Return
2020	Lowest contract charge 0.25% Class IB	$126.40	—	—	—	10.08%

	Highest contract charge 1.45% Class IB	$115.23	—	—	—	8.76%

	All contract charges	—	512	$60,432	0.00%	—
2019	Lowest contract charge 0.50% Class IB	$112.93	—	—	—	7.62%

	Highest contract charge 1.45% Class IB	$105.95	—	—	—	6.60%

	All contract charges	—	430	$46,555	3.70%	—
2018	Lowest contract charge 0.50% Class IB	$104.93	—	—	—	(1.85)%

	Highest contract charge 1.45% Class IB	$99.39	—	—	—	(2.81)%

	All contract charges	—	381	$38,575	2.57%	—
2017	Lowest contract charge 0.50% Class IB	$106.91	—	—	—	2.38%

	Highest contract charge 1.45% Class IB	$102.26	—	—	—	1.42%

	All contract charges	—	339	$35,233	1.39%	—
2016	Lowest contract charge 0.50% Class IB	$104.42	—	—	—	9.78%

	Highest contract charge 1.45% Class IB	$100.83	—	—	—	8.72%
	All contract charges	—	245	$24,965	5.89%	—

EQ/PIMCO Ultra Short Bond
2020	Lowest contract charge 1.10% Class IA	$98.85	—	—	—	0.00%
	Highest contract charge 1.10% Class IA	$98.85	—	—	—	0.00%
	All contract charges	—	1	$77	0.76%	—
2019	Lowest contract charge 1.10% Class IA	$98.85	—	—	—	1.43%
	Highest contract charge 1.10% Class IA	$98.85	—	—	—	1.43%
	All contract charges	—	1	$108	2.23%	—
2018	Lowest contract charge 1.10% Class IA	$97.46	—	—	—	(0.16)%
	Highest contract charge 1.10% Class IA	$97.46	—	—	—	(0.16)%
	All contract charges	—	1	$106	1.94%	—
2017	Lowest contract charge 1.10% Class IA	$97.62	—	—	—	0.77%

FSA-142

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Ultra Short Bond (Continued)
	Highest contract charge 1.10% Class IA	$97.62	—	—	—	0.77%
	All contract charges	—	1	$107	1.25%	—
2016	Lowest contract charge 1.10% Class IA	$96.87	—	—	—	0.87%
	Highest contract charge 1.10% Class IA	$96.87	—	—	—	0.87%
	All contract charges	—	1	$106	0.98%	—

EQ/PIMCO Ultra Short Bond
2020	Lowest contract charge 0.25% Class IB	$123.88	—	—	—	0.86%
	Highest contract charge 1.45% Class IB	$102.48	—	—	—	(0.36)%
	All contract charges	—	719	$76,296	0.76%	—
2019	Lowest contract charge 0.50% Class IB	$118.39	—	—	—	2.04%
	Highest contract charge 1.45% Class IB	$102.85	—	—	—	1.07%
	All contract charges	—	710	$75,514	2.23%	—
2018	Lowest contract charge 0.50% Class IB	$116.02	—	—	—	0.45%
	Highest contract charge 1.45% Class IB	$101.76	—	—	—	(0.52)%
	All contract charges	—	743	$77,992	1.94%	—
2017	Lowest contract charge 0.50% Class IB	$115.50	—	—	—	1.38%
	Highest contract charge 1.45% Class IB	$102.29	—	—	—	0.42%
	All contract charges	—	767	$80,773	1.25%	—
2016	Lowest contract charge 0.50% Class IB	$113.93	—	—	—	1.49%
	Highest contract charge 1.45% Class IB	$101.86	—	—	—	0.51%
	All contract charges	—	798	$83,638	0.98%	—

EQ/Quality Bond PLUS
2020	Lowest contract charge 0.70% Class IA	$185.21	—	—	—	5.23%
	Highest contract charge 1.45% Class IA	$147.85	—	—	—	4.44%
	All contract charges	—	292	$55,758	1.30%	—
2019	Lowest contract charge 0.70% Class IA	$176.00	—	—	—	4.89%
	Highest contract charge 1.45% Class IA	$141.57	—	—	—	4.10%
	All contract charges	—	297	$53,964	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$167.79	—	—	—	(0.59)%
	Highest contract charge 1.45% Class IA	$135.99	—	—	—	(1.34)%
	All contract charges	—	316	$55,139	1.68%	—
2017	Lowest contract charge 0.70% Class IA	$168.78	—	—	—	0.69%
	Highest contract charge 1.45% Class IA	$137.84	—	—	—	(0.07)%
	All contract charges	—	335	$59,351	1.17%	—
2016	Lowest contract charge 0.70% Class IA	$167.63	—	—	—	0.47%
	Highest contract charge 1.45% Class IA	$137.94	—	—	—	(0.29)%
	All contract charges	—	358	$63,477	1.12%	—

EQ/Quality Bond PLUS
2020	Lowest contract charge 0.50% Class IB	$165.88	—	—	—	5.45%
	Highest contract charge 1.30% Class IB	$111.24	—	—	—	4.61%
	All contract charges	—	152	$22,190	1.30%	—
2019	Lowest contract charge 0.50% Class IB	$157.31	—	—	—	5.10%
	Highest contract charge 1.30% Class IB	$106.34	—	—	—	4.28%
	All contract charges	—	134	$19,027	1.55%	—
2018	Lowest contract charge 0.50% Class IB	$149.67	—	—	—	(0.39)%
	Highest contract charge 1.30% Class IB	$101.98	—	—	—	(1.17)%
	All contract charges	—	138	$18,720	1.68%	—
2017	Lowest contract charge 0.50% Class IB	$150.25	—	—	—	0.89%
	Highest contract charge 1.30% Class IB	$103.19	—	—	—	0.09%
	All contract charges	—	146	$20,008	1.17%	—
2016	Lowest contract charge 0.50% Class IB	$148.93	—	—	—	0.67%
	Highest contract charge 1.30% Class IB	$103.10	—	—	—	(0.13)%
	All contract charges	—	153	$20,936	1.12%	—

EQ/Small Company Index
2020	Lowest contract charge 0.25% Class IB	$475.15	—	—	—	19.43%
	Highest contract charge 1.45% Class IB	$377.20	—	—	—	18.00%
	All contract charges	—	1,157	$430,315	1.08%	—

FSA-143

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Small Company Index (Continued)
2019	Lowest contract charge 0.40% Class IB	$213.87	—	—	—	24.71%
	Highest contract charge 1.45% Class IB	$319.67	—	—	—	23.40%
	All contract charges	—	1,112	$348,866	1.13%	—
2018	Lowest contract charge 0.40% Class IB	$171.49	—	—	—	(11.67)%
	Highest contract charge 1.45% Class IB	$259.06	—	—	—	(12.60)%
	All contract charges	—	1,080	$273,883	0.96%	—
2017	Lowest contract charge 0.40% Class IB	$194.15	—	—	—	13.56%
	Highest contract charge 1.45% Class IB	$296.42	—	—	—	12.36%
	All contract charges	—	1,080	$312,612	1.07%	—
2016	Lowest contract charge 0.40% Class IB	$170.97	—	—	—	20.05%
	Highest contract charge 1.45% Class IB	$263.81	—	—	—	18.79%
	All contract charges	—	1,078	$277,464	1.16%	—

EQ/T. Rowe Price Growth Stock
2020	Lowest contract charge 0.25% Class IB	$504.34	—	—	—	36.21%
	Highest contract charge 1.45% Class IB	$414.44	—	—	—	34.58%
	All contract charges	—	2,818	$1,196,150	0.00%	—
2019	Lowest contract charge 0.40% Class IB	$284.01	—	—	—	30.58%
	Highest contract charge 1.45% Class IB	$307.96	—	—	—	29.20%
	All contract charges	—	2,787	$875,449	0.00%	—
2018	Lowest contract charge 0.40% Class IB	$217.50	—	—	—	(2.01)%
	Highest contract charge 1.45% Class IB	$238.36	—	—	—	(3.05)%
	All contract charges	—	2,636	$638,686	0.00%	—
2017	Lowest contract charge 0.40% Class IB	$221.97	—	—	—	32.84%
	Highest contract charge 1.45% Class IB	$245.86	—	—	—	31.44%
	All contract charges	—	2,437	$606,687	0.00%	—
2016	Lowest contract charge 0.40% Class IB	$167.10	—	—	—	0.94%
	Highest contract charge 1.45% Class IB	$187.05	—	—	—	(0.13)%
	All contract charges	—	2,262	$427,483	0.00%	—

EQ/Wellington Energy
2020	Lowest contract charge 0.25% Class IB(b)	$44.76	—	—	—	(37.48)%

	Highest contract charge 1.45% Class IB	$33.63	—	—	—	(38.24)%

	All contract charges	—	789	$33,871	3.62%	—
2019	Lowest contract charge 0.40% Class IB	$67.81	—	—	—	0.61%

	Highest contract charge 1.45% Class IB	$54.45	—	—	—	(0.46)%

	All contract charges	—	599	$41,502	0.95%	—
2018	Lowest contract charge 0.40% Class IB(b)	$67.40	—	—	—	(31.53)%

	Highest contract charge 1.45% Class IB(b)	$54.70	—	—	—	(31.67)%

	All contract charges	—	540	$37,658	0.11%	—

Fidelity® VIP Equity-Income Portfolio
2020	Lowest contract charge 0.25% Service Class 2	$258.77	—	—	—	6.18%

	Highest contract charge 1.20% Service Class 2	$233.60	—	—	—	5.16%

	All contract charges	—	91	$21,096	1.73%	—
2019	Lowest contract charge 0.50% Service Class 2	$237.87	—	—	—	26.47%

	Highest contract charge 1.20% Service Class 2	$222.13	—	—	—	25.58%

	All contract charges	—	78	$17,456	1.93%	—
2018	Lowest contract charge 0.50% Service Class 2	$188.08	—	—	—	(9.00)%

	Highest contract charge 1.20% Service Class 2	$176.88	—	—	—	(9.64)%

	All contract charges	—	69	$12,307	2.13%	—
2017	Lowest contract charge 0.50% Service Class 2	$206.67	—	—	—	12.09%

	Highest contract charge 1.20% Service Class 2	$195.75	—	—	—	11.30%

	All contract charges	—	64	$12,640	1.57%	—
2016	Lowest contract charge 0.50% Service Class 2	$184.38	—	—	—	17.12%

	Highest contract charge 1.20% Service Class 2	$175.87	—	—	—	16.30%

	All contract charges	—	58	$10,325	2.37%	—

FSA-144

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Mid Cap Portfolio
2020	Lowest contract charge 0.25% Service Class 2	$266.60	—	—	—	17.57%

	Highest contract charge 1.20% Service Class 2	$240.66	—	—	—	16.45%

	All contract charges	—	361	$87,498	0.41%	—
2019	Lowest contract charge 0.50% Service Class 2	$221.31	—	—	—	22.56%

	Highest contract charge 1.20% Service Class 2	$206.66	—	—	—	21.69%

	All contract charges	—	334	$69,298	0.70%	—
2018	Lowest contract charge 0.50% Service Class 2	$180.58	—	—	—	(15.20)%

	Highest contract charge 1.20% Service Class 2	$169.82	—	—	—	(15.80)%

	All contract charges	—	304	$51,722	0.41%	—
2017	Lowest contract charge 0.50% Service Class 2	$212.94	—	—	—	19.93%

	Highest contract charge 1.20% Service Class 2	$201.69	—	—	—	19.10%

	All contract charges	—	269	$54,048	0.51%	—
2016	Lowest contract charge 0.50% Service Class 2	$177.55	—	—	—	11.37%

	Highest contract charge 1.20% Service Class 2	$169.35	—	—	—	10.58%

	All contract charges	—	234	$39,627	0.35%	—

Invesco Oppenheimer V.I. Main Street Fund
2020	Lowest contract charge 0.25% Series II	$324.66	—	—	—	13.41%

	Highest contract charge 1.20% Series II	$293.08	—	—	—	12.33%

	All contract charges	—	36	$10,732	1.20%	—
2019	Lowest contract charge 0.50% Series II	$279.40	—	—	—	31.08%

	Highest contract charge 1.20% Series II	$260.92	—	—	—	30.16%

	All contract charges	—	36	$9,436	0.41%	—
2018	Lowest contract charge 0.50% Series II	$213.15	—	—	—	(8.56)%
	Highest contract charge 1.20% Series II	$200.46	—	—	—	(9.21)%
	All contract charges	—	31	$6,321	0.90%	—
2017	Lowest contract charge 0.50% Series II	$233.11	—	—	—	16.06%
	Highest contract charge 1.20% Series II	$220.79	—	—	—	15.24%
	All contract charges	—	28	$6,219	1.03%	—
2016	Lowest contract charge 0.50% Series II	$200.86	—	—	—	10.75%
	Highest contract charge 1.20% Series II	$191.59	—	—	—	9.96%
	All contract charges	—	21	$4,187	0.85%	—

Invesco V.I. Diversified Dividend Fund
2020	Lowest contract charge 0.00% Series II	$141.15	—	—	—	(0.13)%
	Highest contract charge 1.20% Series II	$205.06	—	—	—	(1.34)%
	All contract charges	—	332	$67,500	2.96%	—
2019	Lowest contract charge 0.00% Series II	$141.34	—	—	—	24.77%
	Highest contract charge 1.20% Series II	$207.84	—	—	—	23.28%
	All contract charges	—	315	$64,883	2.77%	—
2018	Lowest contract charge 0.00% Series II	$113.28	—	—	—	(7.81)%
	Highest contract charge 1.20% Series II	$168.59	—	—	—	(8.93)%
	All contract charges	—	288	$48,181	2.25%	—
2017	Lowest contract charge 0.00% Series II(a)	$122.88	—	—	—	8.35%
	Highest contract charge 1.20% Series II	$185.12	—	—	—	7.05%
	All contract charges	—	248	$45,760	1.63%	—
2016	Lowest contract charge 0.00% Series II	$112.48	—	—	—	14.54%
	Highest contract charge 1.20% Series II	$172.93	—	—	—	13.17%
	All contract charges	—	166	$28,770	1.35%	—

Invesco V.I. High Yield Fund
2020	Lowest contract charge 0.25% Series II	$151.34	—	—	—	2.64%
	Highest contract charge 1.45% Series II	$134.68	—	—	—	1.41%
	All contract charges	—	374	$51,594	5.83%	—
2019	Lowest contract charge 0.50% Series II	$144.29	—	—	—	12.59%
	Highest contract charge 1.45% Series II	$132.81	—	—	—	11.52%
	All contract charges	—	369	$50,138	5.86%	—

FSA-145

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. High Yield Fund (Continued)
2018	Lowest contract charge 0.50% Series II	$128.15	—	—	—	(4.09)%
	Highest contract charge 1.45% Series II	$119.09	—	—	—	(5.01)%
	All contract charges	—	334	$40,326	4.92%	—
2017	Lowest contract charge 0.50% Series II	$133.61	—	—	—	5.60%
	Highest contract charge 1.45% Series II	$125.37	—	—	—	4.59%
	All contract charges	—	324	$41,199	4.01%	—
2016	Lowest contract charge 0.50% Series II	$126.53	—	—	—	10.28%
	Highest contract charge 1.45% Series II	$119.87	—	—	—	9.22%
	All contract charges	—	280	$34,051	4.11%	—

Invesco V.I. Mid Cap Core Equity Fund
2020	Lowest contract charge 0.25% Series II	$211.86	—	—	—	8.67%
	Highest contract charge 1.45% Series II	$165.26	—	—	—	7.36%
	All contract charges	—	136	$27,254	0.50%	—
2019	Lowest contract charge 0.50% Series II	$190.28	—	—	—	24.41%
	Highest contract charge 1.45% Series II	$153.93	—	—	—	23.22%
	All contract charges	—	133	$24,962	0.22%	—
2018	Lowest contract charge 0.50% Series II	$152.94	—	—	—	(12.04)%
	Highest contract charge 1.45% Series II	$124.92	—	—	—	(12.89)%
	All contract charges	—	131	$19,811	0.11%	—
2017	Lowest contract charge 0.50% Series II	$173.88	—	—	—	14.08%
	Highest contract charge 1.45% Series II	$143.40	—	—	—	12.99%
	All contract charges	—	128	$22,182	0.32%	—
2016	Lowest contract charge 0.50% Series II	$152.42	—	—	—	12.60%
	Highest contract charge 1.45% Series II	$126.91	—	—	—	11.53%
	All contract charges	—	119	$18,351	0.00%	—

Invesco V.I. Small Cap Equity Fund
2020	Lowest contract charge 0.25% Series II	$273.29	—	—	—	26.55%
	Highest contract charge 1.34% Series II	$278.49	—	—	—	25.17%
	All contract charges	—	53	$14,070	0.03%	—
2019	Lowest contract charge 0.50% Series II	$210.76	—	—	—	25.68%
	Highest contract charge 1.34% Series II	$222.49	—	—	—	24.63%
	All contract charges	—	52	$10,954	0.00%	—
2018	Lowest contract charge 0.50% Series II	$167.69	—	—	—	(15.70)%
	Highest contract charge 1.34% Series II	$178.52	—	—	—	(16.42)%
	All contract charges	—	52	$8,833	0.00%	—
2017	Lowest contract charge 0.50% Series II	$198.91	—	—	—	13.16%
	Highest contract charge 1.34% Series II	$213.58	—	—	—	12.20%
	All contract charges	—	53	$10,641	0.00%	—
2016	Lowest contract charge 0.50% Series II	$175.78	—	—	—	11.28%
	Highest contract charge 1.34% Series II	$190.35	—	—	—	10.35%
	All contract charges	—	53	$9,535	0.00%	—

IVY VIP High Income
2020	Lowest contract charge 0.25% Class II	$195.52	—	—	—	5.77%
	Highest contract charge 1.45% Class II	$153.89	—	—	—	4.49%
	All contract charges	—	1,628	$288,690	7.14%	—
2019	Lowest contract charge 0.50% Class II	$180.59	—	—	—	10.64%
	Highest contract charge 1.45% Class II	$147.28	—	—	—	9.58%
	All contract charges	—	1,620	$273,893	6.48%	—
2018	Lowest contract charge 0.50% Class II	$163.23	—	—	—	(2.61)%
	Highest contract charge 1.45% Class II	$134.40	—	—	—	(3.55)%
	All contract charges	—	1,541	$237,179	6.26%	—
2017	Lowest contract charge 0.50% Class II	$167.60	—	—	—	6.15%
	Highest contract charge 1.45% Class II	$139.34	—	—	—	5.14%
	All contract charges	—	1,452	$231,112	5.42%	—
2016	Lowest contract charge 0.50% Class II	$157.89	—	—	—	15.60%
	Highest contract charge 1.45% Class II	$132.53	—	—	—	14.51%
	All contract charges	—	1,293	$195,046	7.20%	—

FSA-146

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

IVY VIP Small Cap Growth
2020	Lowest contract charge 0.25% Class II	$318.16	—	—	—	37.32%
	Highest contract charge 1.34% Class II	$225.57	—	—	—	35.82%
	All contract charges	—	236	$61,984	0.00%	—
2019	Lowest contract charge 0.50% Class II	$226.13	—	—	—	22.75%
	Highest contract charge 1.34% Class II	$166.08	—	—	—	21.71%
	All contract charges	—	222	$42,024	0.00%	—
2018	Lowest contract charge 0.50% Class II	$184.22	—	—	—	(4.59)%
	Highest contract charge 1.34% Class II	$136.45	—	—	—	(5.41)%
	All contract charges	—	200	$30,759	0.36%	—
2017	Lowest contract charge 0.50% Class II	$193.09	—	—	—	22.50%
	Highest contract charge 1.34% Class II	$144.25	—	—	—	21.47%
	All contract charges	—	160	$25,839	0.00%	—
2016	Lowest contract charge 0.50% Class II	$157.62	—	—	—	2.40%
	Highest contract charge 1.34% Class II	$118.75	—	—	—	1.54%
	All contract charges	—	149	$19,347	0.00%	—

MFS® Investors Trust Series
2020	Lowest contract charge 0.25% Service Class	$316.74	—	—	—	13.32%
	Highest contract charge 1.34% Service Class	$317.89	—	—	—	12.08%
	All contract charges	—	86	$26,314	0.43%	—
2019	Lowest contract charge 0.50% Service Class	$272.81	—	—	—	30.59%
	Highest contract charge 1.34% Service Class	$283.63	—	—	—	29.49%
	All contract charges	—	86	$23,195	0.50%	—
2018	Lowest contract charge 0.50% Service Class	$208.90	—	—	—	(6.18)%
	Highest contract charge 1.34% Service Class	$219.04	—	—	—	(6.98)%
	All contract charges	—	80	$16,778	0.45%	—
2017	Lowest contract charge 0.50% Service Class	$222.67	—	—	—	22.41%
	Highest contract charge 1.34% Service Class	$235.47	—	—	—	21.38%
	All contract charges	—	78	$17,704	0.56%	—
2016	Lowest contract charge 0.50% Service Class	$181.90	—	—	—	7.78%
	Highest contract charge 1.34% Service Class	$193.99	—	—	—	6.87%
	All contract charges	—	72	$13,353	0.58%	—

MFS® Massachusetts Investors Growth Stock Portfolio
2020	Lowest contract charge 0.25% Service Class	$456.29	—	—	—	21.89%
	Highest contract charge 1.34% Service Class	$407.35	—	—	—	20.56%
	All contract charges	—	102	$43,004	0.23%	—
2019	Lowest contract charge 0.50% Service Class	$365.68	—	—	—	38.88%
	Highest contract charge 1.34% Service Class	$337.88	—	—	—	37.71%
	All contract charges	—	100	$34,475	0.35%	—
2018	Lowest contract charge 0.50% Service Class	$263.30	—	—	—	0.07%
	Highest contract charge 1.34% Service Class	$245.35	—	—	—	(0.78)%
	All contract charges	—	73	$18,288	0.34%	—
2017	Lowest contract charge 0.50% Service Class	$263.11	—	—	—	27.46%
	Highest contract charge 1.34% Service Class	$247.28	—	—	—	26.39%
	All contract charges	—	69	$17,383	0.42%	—
2016	Lowest contract charge 0.50% Service Class	$206.42	—	—	—	5.31%
	Highest contract charge 1.34% Service Class	$195.65	—	—	—	4.43%
	All contract charges	—	69	$13,609	0.40%	—

Multimanager Aggressive Equity
2020	Lowest contract charge 0.70% Class IA	$322.14	—	—	—	37.84%
	Highest contract charge 1.45% Class IA	$261.57	—	—	—	36.80%
	All contract charges	—	2,712	$856,291	0.00%	—
2019	Lowest contract charge 0.70% Class IA	$233.70	—	—	—	32.42%
	Highest contract charge 1.45% Class IA	$191.20	—	—	—	31.42%
	All contract charges	—	2,955	$678,310	0.75%	—
2018	Lowest contract charge 0.70% Class IA	$176.49	—	—	—	(0.91)%
	Highest contract charge 1.45% Class IA	$145.49	—	—	—	(1.67)%

FSA-147

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Aggressive Equity (Continued)
	All contract charges	—	3,245	$563,402	0.13%	—
2017	Lowest contract charge 0.70% Class IA	$178.11	—	—	—	29.44%
	Highest contract charge 1.45% Class IA	$147.96	—	—	—	28.47%
	All contract charges	—	3,579	$628,070	0.15%	—
2016	Lowest contract charge 0.70% Class IA	$137.60	—	—	—	2.72%
	Highest contract charge 1.45% Class IA	$115.17	—	—	—	1.95%
	All contract charges	—	3,933	$533,772	0.53%	—

Multimanager Aggressive Equity
2020	Lowest contract charge 0.25% Class IB	$316.06	—	—	—	38.47%
	Highest contract charge 1.30% Class IB	$353.53	—	—	—	37.03%
	All contract charges	—	161	$45,164	0.00%	—
2019	Lowest contract charge 0.50% Class IB	$217.50	—	—	—	32.69%
	Highest contract charge 1.30% Class IB	$257.99	—	—	—	31.63%
	All contract charges	—	155	$31,746	0.75%	—
2018	Lowest contract charge 0.50% Class IB	$163.92	—	—	—	(0.71)%
	Highest contract charge 1.30% Class IB	$195.99	—	—	—	(1.50)%
	All contract charges	—	166	$25,401	0.13%	—
2017	Lowest contract charge 0.50% Class IB	$165.10	—	—	—	29.70%
	Highest contract charge 1.30% Class IB	$198.98	—	—	—	28.68%
	All contract charges	—	166	$25,903	0.15%	—
2016	Lowest contract charge 0.50% Class IB	$127.29	—	—	—	2.93%
	Highest contract charge 1.30% Class IB	$154.63	—	—	—	2.11%
	All contract charges	—	179	$21,680	0.53%	—

Multimanager Core Bond
2020	Lowest contract charge 0.25% Class IB	$199.97	—	—	—	5.99%
	Highest contract charge 1.45% Class IB	$158.90	—	—	—	4.73%
	All contract charges	—	806	$132,611	1.92%	—
2019	Lowest contract charge 0.40% Class IB	$113.30	—	—	—	6.96%
	Highest contract charge 1.45% Class IB	$151.73	—	—	—	5.82%
	All contract charges	—	716	$112,045	2.14%	—
2018	Lowest contract charge 0.40% Class IB	$105.93	—	—	—	(0.80)%
	Highest contract charge 1.45% Class IB	$143.38	—	—	—	(1.85)%
	All contract charges	—	701	$103,441	2.70%	—
2017	Lowest contract charge 0.40% Class IB	$106.78	—	—	—	2.58%
	Highest contract charge 1.45% Class IB	$146.08	—	—	—	1.51%
	All contract charges	—	755	$113,109	2.08%	—
2016	Lowest contract charge 0.40% Class IB	$104.09	—	—	—	2.23%
	Highest contract charge 1.45% Class IB	$143.91	—	—	—	1.16%
	All contract charges	—	794	$116,522	2.08%	—

Multimanager Technology
2020	Lowest contract charge 0.25% Class IB	$730.48	—	—	—	52.89%
	Highest contract charge 1.45% Class IB	$580.42	—	—	—	51.05%
	All contract charges	—	619	$371,590	0.12%	—
2019	Lowest contract charge 0.50% Class IB	$456.71	—	—	—	37.18%
	Highest contract charge 1.45% Class IB	$384.26	—	—	—	35.87%
	All contract charges	—	628	$249,266	0.15%	—
2018	Lowest contract charge 0.50% Class IB	$332.93	—	—	—	1.78%
	Highest contract charge 1.45% Class IB	$282.81	—	—	—	0.80%
	All contract charges	—	656	$191,090	0.15%	—
2017	Lowest contract charge 0.50% Class IB	$327.10	—	—	—	38.43%
	Highest contract charge 1.45% Class IB	$280.56	—	—	—	37.11%
	All contract charges	—	667	$191,981	0.00%	—
2016	Lowest contract charge 0.50% Class IB	$236.30	—	—	—	8.40%
	Highest contract charge 1.45% Class IB	$204.62	—	—	—	7.37%
	All contract charges	—	689	$144,841	0.01%	—

FSA-148

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

PIMCO CommodityRealReturn® Strategy Portfolio
2020	Lowest contract charge 0.00% Advisor Class	$97.59	—	—	—	1.22%
	Highest contract charge 1.20% Advisor Class	$61.97	—	—	—	0.02%
	All contract charges	—	150	$9,388	6.19%	—
2019	Lowest contract charge 0.00% Advisor Class	$96.41	—	—	—	11.35%
	Highest contract charge 1.20% Advisor Class	$61.96	—	—	—	10.01%
	All contract charges	—	144	$9,012	4.36%	—
2018	Lowest contract charge 0.00% Advisor Class	$86.58	—	—	—	(14.20)%
	Highest contract charge 1.20% Advisor Class	$56.32	—	—	—	(15.23)%
	All contract charges	—	133	$7,582	1.97%	—
2017	Lowest contract charge 0.00% Advisor Class(a)	$100.91	—	—	—	2.04%
	Highest contract charge 1.20% Advisor Class	$66.44	—	—	—	0.82%
	All contract charges	—	123	$8,220	10.91%	—
2016	Lowest contract charge 0.00% Advisor Class	$87.28	—	—	—	14.87%
	Highest contract charge 1.20% Advisor Class	$65.90	—	—	—	13.50%
	All contract charges	—	106	$7,011	1.03%	—

Target 2015 Allocation
2020	Lowest contract charge 0.25% Class B	$184.64	—	—	—	10.04%
	Highest contract charge 1.34% Class B	$157.77	—	—	—	8.84%
	All contract charges	—	123	$19,732	2.03%	—
2019	Lowest contract charge 0.40% Class B	$149.46	—	—	—	14.54%
	Highest contract charge 1.34% Class B	$144.96	—	—	—	13.45%
	All contract charges	—	129	$18,932	1.81%	—
2018	Lowest contract charge 0.50% Class B	$141.83	—	—	—	(4.79)%
	Highest contract charge 1.34% Class B	$127.77	—	—	—	(5.59)%
	All contract charges	—	125	$16,254	1.55%	—
2017	Lowest contract charge 0.50% Class B	$148.96	—	—	—	10.75%
	Highest contract charge 1.34% Class B	$135.34	—	—	—	9.82%
	All contract charges	—	157	$21,214	1.29%	—
2016	Lowest contract charge 0.40% Class B	$123.50	—	—	—	5.21%
	Highest contract charge 1.34% Class B	$123.24	—	—	—	4.22%
	All contract charges	—	180	$22,285	1.42%	—

Target 2025 Allocation
2020	Lowest contract charge 0.25% Class B	$209.10	—	—	—	11.99%
	Highest contract charge 1.34% Class B	$178.67	—	—	—	10.77%
	All contract charges	—	557	$101,643	1.83%	—
2019	Lowest contract charge 0.40% Class B	$169.67	—	—	—	18.90%
	Highest contract charge 1.45% Class B	$158.92	—	—	—	17.65%
	All contract charges	—	556	$91,272	1.74%	—
2018	Lowest contract charge 0.40% Class B	$142.70	—	—	—	(6.52)%
	Highest contract charge 1.45% Class B	$135.08	—	—	—	(7.52)%
	All contract charges	—	527	$73,264	1.62%	—
2017	Lowest contract charge 0.40% Class B	$152.66	—	—	—	14.95%
	Highest contract charge 1.45% Class B	$146.06	—	—	—	13.75%
	All contract charges	—	521	$77,893	1.52%	—
2016	Lowest contract charge 0.40% Class B	$132.80	—	—	—	6.99%
	Highest contract charge 1.45% Class B	$128.41	—	—	—	5.87%
	All contract charges	—	461	$60,164	1.50%	—

Target 2035 Allocation
2020	Lowest contract charge 0.25% Class B	$224.78	—	—	—	13.39%
	Highest contract charge 1.45% Class B	$189.02	—	—	—	12.03%
	All contract charges	—	692	$136,479	1.69%	—
2019	Lowest contract charge 0.40% Class B	$182.42	—	—	—	21.84%
	Highest contract charge 1.45% Class B	$168.72	—	—	—	20.55%
	All contract charges	—	653	$113,859	1.69%	—
2018	Lowest contract charge 0.40% Class B	$149.72	—	—	—	(7.55)%
	Highest contract charge 1.45% Class B	$139.96	—	—	—	(8.52)%

FSA-149

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2035 Allocation (Continued)
	All contract charges	—	577	$83,122	1.59%	—
2017	Lowest contract charge 0.40% Class B	$161.94	—	—	—	17.30%
	Highest contract charge 1.45% Class B	$153.00	—	—	—	16.06%
	All contract charges	—	516	$80,987	1.51%	—
2016	Lowest contract charge 0.40% Class B	$138.06	—	—	—	7.59%
	Highest contract charge 1.45% Class B	$131.83	—	—	—	6.47%
	All contract charges	—	450	$60,682	1.48%	—

Target 2045 Allocation
2020	Lowest contract charge 0.25% Class B	$233.75	—	—	—	13.81%
	Highest contract charge 1.45% Class B	$196.56	—	—	—	12.44%
	All contract charges	—	595	$122,081	1.61%	—
2019	Lowest contract charge 0.40% Class B	$193.30	—	—	—	23.85%
	Highest contract charge 1.45% Class B	$174.82	—	—	—	22.53%
	All contract charges	—	533	$96,751	1.64%	—
2018	Lowest contract charge 0.40% Class B	$156.08	—	—	—	(8.36)%
	Highest contract charge 1.45% Class B	$142.67	—	—	—	(9.32)%
	All contract charges	—	478	$70,067	1.53%	—
2017	Lowest contract charge 0.40% Class B	$170.31	—	—	—	19.21%
	Highest contract charge 1.45% Class B	$157.34	—	—	—	17.96%
	All contract charges	—	431	$69,508	1.50%	—
2016	Lowest contract charge 0.40% Class B	$142.86	—	—	—	8.25%
	Highest contract charge 1.45% Class B	$133.38	—	—	—	7.12%
	All contract charges	—	382	$52,165	1.47%	—

Target 2055 Allocation
2020	Lowest contract charge 0.25% Class B	$161.21	—	—	—	14.63%
	Highest contract charge 1.34% Class B	$151.53	—	—	—	13.37%
	All contract charges	—	270	$41,365	1.75%	—
2019	Lowest contract charge 0.50% Class B	$139.02	—	—	—	26.16%
	Highest contract charge 1.34% Class B	$133.66	—	—	—	25.09%
	All contract charges	—	197	$26,754	1.77%	—
2018	Lowest contract charge 0.50% Class B	$110.19	—	—	—	(9.24)%
	Highest contract charge 1.34% Class B	$106.85	—	—	—	(10.01)%
	All contract charges	—	124	$13,369	1.86%	—
2017	Lowest contract charge 0.50% Class B	$121.41	—	—	—	21.18%
	Highest contract charge 1.34% Class B	$118.74	—	—	—	20.17%
	All contract charges	—	68	$8,093	1.90%	—
2016	Lowest contract charge 0.50% Class B	$100.19	—	—	—	8.96%
	Highest contract charge 1.34% Class B	$98.81	—	—	—	8.04%
	All contract charges	—	32	$3,226	2.17%	—

Templeton Global Bond VIP Fund
2020	Lowest contract charge 0.25% Class 2	$119.53	—	—	—	(5.52)%
	Highest contract charge 1.20% Class 2	$107.90	—	—	—	(6.42)%
	All contract charges	—	660	$71,515	8.55%	—
2019	Lowest contract charge 0.50% Class 2	$123.47	—	—	—	1.50%
	Highest contract charge 1.20% Class 2	$115.30	—	—	—	0.79%
	All contract charges	—	641	$74,250	7.01%	—
2018	Lowest contract charge 0.50% Class 2	$121.64	—	—	—	1.43%
	Highest contract charge 1.20% Class 2	$114.40	—	—	—	0.70%
	All contract charges	—	598	$68,652	0.00%	—
2017	Lowest contract charge 0.50% Class 2	$119.93	—	—	—	1.41%
	Highest contract charge 1.20% Class 2	$113.60	—	—	—	0.71%
	All contract charges	—	564	$64,165	0.00%	—
2016	Lowest contract charge 0.50% Class 2	$118.26	—	—	—	2.43%
	Highest contract charge 1.20% Class 2	$112.80	—	—	—	1.70%
	All contract charges	—	502	$56,677	0.00%	—

FSA-150

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

VanEck VIP Global Hard Assets Fund
2020	Lowest contract charge 0.25% Class S	$66.31	—	—	—	18.52%
	Highest contract charge 1.45% Class S	$59.01	—	—	—	17.11%
	All contract charges	—	436	$26,222	0.75%	—
2019	Lowest contract charge 0.50% Class S	$54.75	—	—	—	10.99%
	Highest contract charge 1.45% Class S	$50.39	—	—	—	9.93%
	All contract charges	—	401	$20,621	0.00%	—
2018	Lowest contract charge 0.50% Class S	$49.33	—	—	—	(28.78)%
	Highest contract charge 1.45% Class S	$45.84	—	—	—	(29.47)%
	All contract charges	—	375	$17,520	0.00%	—
2017	Lowest contract charge 0.50% Class S	$69.26	—	—	—	(2.46)%
	Highest contract charge 1.45% Class S	$64.99	—	—	—	(3.39)%
	All contract charges	—	370	$24,338	0.00%	—
2016	Lowest contract charge 0.50% Class S	$71.01	—	—	—	42.70%
	Highest contract charge 1.45% Class S	$67.27	—	—	—	41.35%
	All contract charges	—	380	$25,817	0.37%	—

(a)	Units were made available on January 25, 2016.
(b)	Units were made available on October 22, 2018.
(c)	EQ/Aggressive Growth Strategy replaced EQ/Franklin Templeton Allocation Managed Volatility due to a merger on June 5, 2020.
(d)	EQ/All Asset Growth Allocation replaced CharterSM Moderate due to a merger on June 5, 2020.
(e)	EQ/Capital Group Research replaced EQ/UBS Growth due to a merger on June 5, 2020.
(f)	EQ/Janus Enterprise replaced Multimanager Mid Cap Growth due to a merger on June 5, 2020.
(g)	Units were made available on June 5, 2020.
(h)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.
(i)	1290 VT SmartBeta Equity replaced EQ/Templeton Global Equity Managed Volatility due to a merger on June 12, 2020.
(j)	EQ/American Century Mid Cap Value replaced Multimanager Mid Cap Value due to a merger on June 12, 2020.
(k)	EQ/Morgan Stanley Small Cap Growth replaced CharterSM Small Cap Growth due to a merger on June 12, 2020.
(l)	Units were made available on June 12, 2020.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Covid-19 Impact

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to Equitable Financial’s business. As of December 31 2020, COVID-19 related impacts to Equitable Financial, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic. Management will continue to monitor developments, and their impact on the fair value of the Portfolios in which the Variable Investment Options invest.

10.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2020 through April 19, 2021, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-151

SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2020

10.	Subsequent Events (Concluded)

A.	The following Portfolios will be involved in planned reorganizations (each, a “Reorganization Plan”, and collectively, the “Reorganizations Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place on or about June 18, 2021. The Reorganization Plans provide for the reorganizations of certain Portfolios, where all the net assets of certain Portfolios (each, a “Proposed Acquired Portfolio”, and collectively, the “Proposed Acquired Portfolios”) will be transferred to the corresponding Portfolios (each, a “Proposed Acquiring Portfolio”, and collectively, the “Proposed Acquiring Portfolios”). Correspondingly, the Variable Investment Options that invested in the Proposed Acquired Portfolios will be replaced with the Variable Investment Options that invest in the Proposed Acquiring Portfolio.

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
EQ/Franklin Balanced Managed Volatility	EQ/Balanced Strategy
EQ/Global Bond PLUS	EQ/Core Plus Bond

B.	The following Portfolios will be involved in planned reorganizations (each, a “Reorganization”, and collectively, the “Reorganizations”). The Reorganizations do not require shareholder approval, but are subject to the satisfaction of certain conditions. If the closing conditions are satisfied, the Reorganization of EQ/Core Plus Bond is expected to take place on or about April 12, 2021, and the other Reorganizations are expected to take place on or about April 30, 2021. The Reorganizations provide for the reorganizations of certain Portfolios of VIP (each, an “Acquired Portfolio”, and collectively, the “Acquired Portfolios”) into newly-created identical portfolios of EQAT (each, an “Acquiring Portfolio”, and collectively, the “Acquiring Portfolios”). Correspondingly, the Variable Investment Options that invested in the Acquired Portfolios will be replaced with the Variable Investment Options that invest in the Acquiring Portfolios.

Acquired Portfolio	Acquiring Portfolio
EQ/Aggressive Allocation	EQ/Aggressive Allocation
EQ/Conservative Allocation	EQ/Conservative Allocation
EQ/Conservative-Plus Allocation	EQ/Conservative-Plus Allocation
EQ/Core Plus Bond	EQ/Core Plus Bond
EQ/Moderate Allocation	EQ/Moderate Allocation
EQ/Moderate-Plus Allocation	EQ/Moderate-Plus Allocation
Target 2015 Allocation	Target 2015 Allocation
Target 2025 Allocation	Target 2025 Allocation
Target 2035 Allocation	Target 2035 Allocation
Target 2045 Allocation	Target 2045 Allocation
Target 2055 Allocation	Target 2055 Allocation

FSA-152

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

Equitable Financial Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of Equitable Financial Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 9 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the consolidated financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Amortization and Valuation of Deferred Policy Acquisition Costs (“DAC”) related to Variable Annuity Products with Guaranteed Minimum Benefits

As described in Note 2 to the consolidated financial statements, DAC represents acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business that are deferred. A significant portion of the $3.8 billion DAC as of December 31, 2020 is associated with the variable annuity products with guaranteed minimum benefits. DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, Universal Life and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The DAC amortization and valuation estimates for these products are determined using models and significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread.

The principal considerations for our determination that performing procedures relating to the amortization and valuation of DAC related to variable annuity products with guaranteed minimum benefits is a critical audit matter are (i) the significant judgment by management when determining the amortization and valuation estimates, which in turn led to a high degree of auditor judgment and subjectivity in performing audit procedures relating to the amortization and valuation of DAC; (ii) the significant audit effort in evaluating the audit evidence relating to the models and significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread; and (iii) the audit effort involved the use of professionals with specialized skill and knowledge. As previously disclosed by management, a material weakness existed during the year related to this matter.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to amortization and valuation of DAC related to variable annuity products with guaranteed minimum benefits, including controls over the relevant models and development of the significant assumptions. These procedures also included, among others, testing management’s process for determining the amortization and valuation estimates of DAC, which included (i) testing the completeness and accuracy of the historical data provided by management to develop and update the significant assumptions, (ii) testing that significant assumptions are accurately reflected in the relevant models, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the relevant models and the reasonableness of the significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread. Evaluating these significant assumptions involved consideration of the Company’s experience, industry trends, and market conditions, as applicable.

Valuation of Guaranteed Minimum Benefit Features related to Certain Life and Annuity Contracts

As described in Notes 2 and 7 to the consolidated financial statements, future policy benefits and other policyholders’ liabilities of $40.2 billion as of December 31, 2020 included reserves related to guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefit (“GMIB”) features, some of which are related to embedded derivatives liabilities, and reserves related to participating traditional life products, non-participating traditional life products, and individual health benefit liabilities. For certain contracts with guaranteed minimum benefit features, the benefits are accounted for as reserves and determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. For certain contracts with guaranteed minimum benefit features, the benefits are accounted for as embedded derivatives, at fair value using a discounted cash flow valuation technique that incorporates significant unobservable inputs with respect to non-performance risk, lapse rates, withdrawal rates, annuitization, and mortality rates.

The principal considerations for our determination that performing procedures relating to the valuation of guaranteed minimum benefit features related to certain life and annuity contracts is a critical audit matter are (i) the significant judgment by management when determining these estimates, which in turn led to a high degree of auditor judgment and subjectivity in performing audit procedures relating to the valuation of guaranteed minimum benefit features; (ii) the significant audit effort in evaluating the audit evidence relating to benefits accounted for as reserves, specifically, the significant assumptions of expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates, and for benefits accounted for as embedded derivatives, the unobservable inputs of non-performance risk, lapse rates, withdrawal rates, annuitization, and mortality rates; and (iii) the audit effort involved the use of professionals with specialized skill and knowledge. As previously disclosed by management, a material weakness existed during the year related to this matter.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to valuation of guaranteed minimum benefit features related to certain life and annuity contracts, including controls over the relevant models and development of the significant assumptions and unobservable inputs. These procedures also included, among others, testing management’s process for determining the valuation of guaranteed minimum benefit features, which included (i) testing the completeness and accuracy of the historical data provided by management to develop and update the significant assumptions and unobservable inputs, (ii) testing that significant assumptions and unobservable inputs are accurately reflected in the relevant models, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the relevant methods used for the valuation of guaranteed minimum benefit features and the reasonableness of the significant assumptions related to expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates, and unobservable inputs of non-performance risk, lapse rates, withdrawal rates, annuitization, and mortality rates. Evaluating these significant assumptions and unobservable inputs involved consideration of the Company’s experience, industry trends, and market conditions, as applicable.

Valuation of Guaranteed Minimum Income Benefit (“GMIB”) Reinsurance Contract Asset

As described in Notes 2 and 7 to the consolidated financial statements, the fair value of the GMIB reinsurance contract asset was $2.9 billion as of December 31, 2020. A portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value. The GMIB reinsurance contract asset’s fair value reflects the present value of reinsurance premiums, net of recoveries, and risk margins over a range of market consistent economic scenarios. Management determined the fair value of the GMIB reinsurance contract asset using a discounted cash flow valuation technique that incorporates significant unobservable inputs with respect to non-performance risk, lapse rates, withdrawal rates, utilization rates, volatility rates, and mortality rates.

The principal considerations for our determination that performing procedures relating to the valuation of GMIB reinsurance contract asset is a critical audit matter are (i) the significant judgment by management when determining the fair value of the GMIB reinsurance contract asset, which in turn led to a high degree of auditor judgment and subjectivity in performing audit procedures relating to the fair value measurement; (ii) the significant audit effort in evaluating the audit evidence relating to the valuation technique and significant unobservable inputs related to non-performance risk, lapse rates, withdrawal rates, utilization rates, volatility rates, and mortality rates; and (iii) the audit effort involved the use of professionals with specialized skill and knowledge. As previously disclosed by management, a material weakness existed during the year related to this matter.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to valuation of the GMIB reinsurance contract asset, including controls over the valuation technique and determination of significant unobservable inputs. These procedures also included, among others, testing management’s process for determining the fair value of the GMIB reinsurance contract asset, which included (i) testing the completeness and accuracy of the historical data provided by management to develop and update the significant unobservable inputs, (ii) testing that significant unobservable inputs are accurately reflected in the relevant valuation technique, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the valuation technique and the reasonableness of significant unobservable inputs related to non-performance risk, lapse rates, withdrawal rates, utilization rates, volatility rates, and mortality rates. Evaluating these significant unobservable inputs involved consideration of the Company’s experience, industry trends, and market conditions, as applicable.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 1, 2021

We have served as the Company’s auditor since 1993.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2020 AND 2019

	2020	2019
	(in millions, except share data)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $68,136 and $59,278) (allowance for credit losses of $13 at December 31, 2020)	$76,353	$62,362
Mortgage loans on real estate (net of allowance for credit losses of $81 at December 31, 2020)	13,142	12,090
Policy loans	3,635	3,270
Other equity investments (1)	1,342	1,149
Trading securities, at fair value	5,340	6,598
Other invested assets	2,383	2,156

Total investments	102,195	87,625
Cash and cash equivalents	2,043	1,492
Deferred policy acquisition costs	3,816	4,222
Amounts due from reinsurers (allowance for credit losses of $5 at December 31, 2020)	3,053	3,002
Loans to affiliates	900	1,200
GMIB reinsurance contract asset, at fair value	2,859	2,466
Current and deferred income taxes	—	249
Other assets	3,078	3,050
Separate Accounts assets	133,350	124,646

Total Assets	$251,294	$227,952

LIABILITIES
Policyholders’ account balances	$63,109	$55,421
Future policy benefits and other policyholders’ liabilities	40,151	33,979
Broker-dealer related payables	1,064	428
Amounts due to reinsurers	122	105
Current and deferred income taxes	234	—
Other liabilities	1,580	1,769
Separate Accounts liabilities	133,350	124,646

Total Liabilities	$239,610	$216,348
Redeemable noncontrolling interest (2)	$41	$39
Commitments and contingent liabilities (Note 16)

EQUITY
Equity attributable to Equitable Financial:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,841	7,809
Retained earnings	(795)	2,145
Accumulated other comprehensive income (loss)	4,595	1,596

Total equity attributable to Equitable Financial	11,643	11,552
Noncontrolling interest	—	13

Total Equity	11,643	11,565

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$251,294	$227,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 19 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

	Year Ended December 31,
	2020	2019	2018
	(in millions)
REVENUES
Policy charges and fee income	$3,464	$3,487	$3,515
Premiums	806	936	862
Net derivative gains (losses)	(1,541)	(3,831)	(1,034)
Net investment income (loss)	3,208	3,298	2,478
Investment gains (losses), net:
Credit losses on available-for-sale debt securities and loans	(58)	—	(37)
Other investment gains (losses), net	845	206	41

Total investment gains (losses), net	787	206	4

Investment management and service fees	1,010	1,022	1,029
Other income	57	56	64

Total revenues	7,791	5,174	6,918

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,951	4,088	2,960
Interest credited to policyholders’ account balances	1,118	1,149	979
Compensation and benefits	309	335	422
Commissions	636	629	625
Interest expense	—	4	34
Amortization of deferred policy acquisition costs	1,333	520	451
Other operating costs and expenses	830	912	2,919

Total benefits and other deductions	9,177	7,637	8,390

Income (loss) from continuing operations, before income taxes	(1,386)	(2,463)	(1,472)
Income tax (expense) benefit	627	579	456

Net income (loss)	(759)	(1,884)	(1,016)
Less: net income (loss) from discontinued operations, net of taxes and noncontrolling interest	—	—	(114)

Net income (loss)	(759)	(1,884)	(902)
Less: Net income (loss) attributable to the noncontrolling interest	—	5	(3)

Net income (loss) attributable to Equitable Financial	$(759)	$(1,889)	$(899)

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

	Year Ended December 31,
	2020	2019	2018
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(759)	$(1,884)	$(902)

Other comprehensive income (loss), net of income taxes:
Change in unrealized gains (losses), net of adjustments(1)	2,999	2,095	(1,221)

Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	—	2	(4)

Other comprehensive income (loss), net of income taxes	2,999	2,097	(1,225)

Comprehensive income (loss)	2,240	213	(2,127)
Less: Comprehensive income (loss) attributable to the noncontrolling interest(2)	—	5	(3)

Comprehensive income (loss) attributable to Equitable Financial	$2,240	$208	$(2,124)

(1)	See Note 15 for details of change in unrealized gains (losses), net of adjustments.
(2)	Amounts for the years ended December 31, 2019 and 2018 were reclassified to conform to the current year’s presentation.

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

	Year Ended December 31,
	Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2020	$2	$7,809	$2,145	$1,596	$11,552	$13	$—	$13	$11,565
Dividend to parent company	—	—	(2,149)	—	(2,149)	—	—	—	(2,149)
Cumulative effect of adoption of ASU 2016-03, Current Expected Credit Loss	—	—	(32)	—	(32)	—	—	—	(32)
Net income (loss)	—	—	(759)	—	(759)	(1)	—	(1)	(760)
Other comprehensive income (loss)	—	—	—	2,999	2,999	—	—	—	2,999
Other	—	32	—	—	32	(12)	—	(12)	20

December 31, 2020	$2	$7,841	$(795)	$4,595	$11,643	$—	$—	$—	$11,643

January 1, 2019	$2	$7,807	$5,039	$(501)	$12,347	$12	$—	$12	$12,359
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Transfer of AB Holding Units	—	—	—	—	—	—	—	—	—
Net income (loss)	—	—	(1,889)	—	(1,889)	—	—	—	(1,889)
Other comprehensive income (loss)	—	—	—	2,097	2,097	—	—	—	2,097
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,145	$1,596	$11,552	$13	$—	$13	$11,565

January 1, 2018	$2	$6,859	$8,860	$579	$16,300	$19	$3,076	$3,095	$19,395
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	$83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Distribution of discontinued subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(899)	—	(899)	3	—	3	(896)
Other comprehensive income (loss)	—	—	—	(1,225)	(1,225)	—	—	—	(1,225)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,039	$(501)	$12,347	$12	$—	$12	$12,359

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Cash flows from operating activities:
Net income (loss)	$(759)	$(1,884)	$(339)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,118	1,149	979
Policy charges and fee income	(3,464)	(3,487)	(3,515)
Net derivative (gains) losses	1,541	3,831	1,034
Credit losses on AFS debt securities and loans	58	—	37
Investment (gains) losses, net	(845)	(206)	(40)
Realized and unrealized (gains) losses on trading securities	(106)	(429)	221
Non-cash long-term incentive compensation expense	29	3	218
Amortization of deferred cost of reinsurance asset	—	(7)	1,882
Amortization and depreciation	1,249	391	360
Cash received on the recapture of captive reinsurance	—	—	1,273
Equity (income) loss from limited partnerships	(74)	(73)	(120)
Changes in:
Net broker-dealer and customer related receivables/payables	—	4	838
Reinsurance recoverable	(283)	(183)	(390)
Segregated cash and securities, net	—	—	(345)
Capitalization of deferred policy acquisition costs	(565)	(648)	(592)
Future policy benefits	1,857	1,084	(330)
Current and deferred income taxes	(306)	(329)	(563)
Other, net	(218)	178	810

Net cash provided by (used in) operating activities	$(768)	$(606)	$1,418

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$18,453	$12,450	$8,935
Mortgage loans on real estate	630	952	768
Trading account securities	1,913	10,209	9,298
Real estate joint ventures	55	5	139
Short-term investments	1,494	2,548	2,315
Other	973	253	190
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(26,402)	(28,537)	(11,110)
Mortgage loans on real estate	(1,747)	(1,240)	(1,642)
Trading account securities	(534)	(1,067)	(11,404)
Short-term investments	(1,098)	(2,762)	(1,852)
Other	(1,174)	(408)	(170)
Cash settlements related to derivative instruments, net	1,204	(961)	805
Issuance of loans to affiliates	—	(900)	(1,100)
Repayments of loans to affiliates	300	300	900
Cash disposed due to distribution of disposed subsidiary	—	—	(672)
Investment in capitalized software, leasehold improvements and EDP equipment	(66)	(65)	(115)
Other, net	(406)	(55)	(91)

Net cash provided by (used in) investing activities	$(6,405)	$(9,278)	$(4,806)

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

(CONTINUED)

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$10,928	$12,283	$9,365
Withdrawals	(4,370)	(4,641)	(4,496)
Transfer (to) from Separate Accounts	2,517	1,869	1,809
Change in short-term financings	—	—	(26)
Change in collateralized pledged assets	(140)	(69)	1
Change in collateralized pledged liabilities	859	1,359	(291)
(Decrease) increase in overdrafts payable	—	—	3
Shareholder dividend paid	(2,149)	(1,005)	(1,672)
Repurchase of AB Holding Units	—	—	(267)
Purchase (redemption) of noncontrolling interests of consolidated company-sponsored investment funds	9	19	(472)
Distribution to noncontrolling interest of consolidated subsidiaries	—	—	(610)
Proceeds from loans from affiliates	—	—	572
Repayment of loans from affiliates	—	(572)	—
Increase (decrease) in securities sold under agreement to repurchase	—	(573)	(1,314)
Other, net	70	84	11

Net cash provided by (used in) financing activities	$7,724	$8,754	$2,613

Effect of exchange rate changes on cash and cash equivalents	—	—	(12)

Change in cash and cash equivalents	551	(1,130)	(787)
Cash and cash equivalents, beginning of year	1,492	2,622	3,409

Cash and cash equivalents, end of year	$2,043	$1,492	$2,622

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$—	$1,009

End of year	$—	$—	$—

Supplemental cash flow information:
Interest paid	$—	$(4)	$—

Income taxes (refunded) paid	$(323)	$(252)	$(8)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$—	$1,137
Net cash provided by (used in) investing activities	—	—	(102)
Net cash provided by (used in) financing activities	—	—	(1,360)
Effect of exchange rate changes on cash and cash equivalents	—	—	-12

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$—	$(202)

Transfer of assets to reinsurer	$—	$—	$(604)

Repayments of loans from affiliates	$—	$—	$300

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Equitable Financial’s (collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Holdings. Equitable Financial is a stock life insurance company organized in 1859 under the laws of the State of New York.

The Company’s two principal subsidiaries include Equitable Distributors and EIM. Both Equitable Distributors and EIM are wholly-owned Delaware limited liability companies.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AB Holding, ABLP, AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 18 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, the Company reassessed it’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those VIEs that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2020”, “2019” and “2018” refer to the years ended December 31, 2020, 2019 and 2018, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for AFS debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination.

ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by-instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11 clarified the codification guidance and did not materially change the standard.

On January 1, 2020, the Company adopted the new standard and completed implementation of its updated CECL models, processes and controls related to the identified financial assets that fall within the scope of the new standard. Upon adoption, the Company recorded a cumulative effect adjustment to reduce the opening retained earnings balance by approximately $40 million, on a pre-tax and pre-DAC basis. The adjustment is primarily attributable to an increase in the allowance for credit losses associated with the Company’s commercial and agricultural mortgage loan portfolios and reinsurance.

Results for reporting periods beginning after January 1, 2020 are presented under ASU 2016-13 while prior period amounts continue to be reported in accordance with previously applicable GAAP.

ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU impact the disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	The Company elected to early adopt during 2019 the removal of disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company adopted the additional disclosures related to Level 3 fair value information on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	The Company adopted this new standard effective for January 1, 2020. Adoption of this standard did not materially impact the Company’s financial position or results of operations.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2020-11: Financial Services — Insurance (Topic 944): Effective Date and Early Application

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

1. Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

In November 2020, the FASB issued ASU 2020-11 which deferred the effective date of the amendments in ASU 2018-12 for all insurance entities. ASU 2018-12 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. Early adoption is allowed.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in Accumulated other comprehensive income (“AOCI”) or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters

2. Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain variable annuity guaranteed benefit (“GMxB”) features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in Other comprehensive income (“OCI”).

3. Amortization of deferred acquisition costs. The ASU simplifies the amortization of deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

4. Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated roll-forwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, separate account liabilities and deferred acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company will implement the new income tax accounting guidance as of the date of adoption, January 1, 2021. Management currently anticipates that the standard will not have a material impact on retained earnings as of the date of adoption.
ASU2020-04: Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
The amendments in this ASU provide optional expedients and exceptions to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform.	This ASU is effective as of March 12, 2020 through December 31, 2022.	The Company is currently assessing the applicability of the optional expedients and exceptions provided under the ASU. Management is evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements.

Investments

The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in OCI, net of allowance for credit losses, policy related amounts and deferred income taxes. Prior to January 1, 2020, the amortized cost of fixed maturities was adjusted for impairments in value deemed to be other than temporary which were recognized in Investment gains (losses), net. With the adoption of the new Financial Instruments-Credit Losses standard, changes in credit losses are recognized in investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include REITs, perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment. The Company’s management, with the assistance of its investment advisors, evaluates AFS debt securities that experienced a decline in fair value below amortized cost for credit losses which are evaluated in accordance with the new financial instruments credit losses guidance effective January 1, 2020. The remainder of the unrealized loss related to other factors, if any, is recognized in OCI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s IUS Committee, of various indicators of credit deterioration to determine whether the investment security has experienced a credit loss. This assessment includes, but is not limited to, consideration of the severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

The Company recognizes an allowance for credit losses on AFS debt securities with a corresponding adjustment to earnings rather than a direct write down that reduces the cost basis of the investment, and credit losses are limited to the amount by which the security’s amortized cost basis exceeds its fair value. Any improvements in estimated credit losses on AFS debt securities are recognized immediately in earnings. Management does not use the length of time a security has been in an unrealized loss position as a factor, either by itself or in combination with other factors, to conclude that a credit loss does not exist, as they were permitted to do prior to January 1, 2020.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting allowance is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Write-offs of AFS debt securities are recorded when all or a portion of a financial asset is deemed uncollectible. Full or partial write-offs are recorded as reductions to the amortized cost basis of the AFS debt security and deducted from the allowance in the period in which the financial assets are deemed uncollectible. The Company elected to reverse accrued interest deemed uncollectible as a reversal of interest income. In instances where the Company collects cash that it has previously written off, the recovery will be recognized through earnings.

Real estate held for the production of income is stated at depreciated cost less allowance for credit losses. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

COLI has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. As of December 31, 2020 and 2019, the carrying value of COLI was $989 million and $942 million, respectively, and is reported in other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the OTC market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within “other invested assets” or as liabilities within “other liabilities”. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in “net derivative gains (losses)” without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as “net investment income (loss)” and the associated borrowing cost is reported as interest expense. There were no outstanding balances under securities repurchase agreements as of December 31, 2020 and 2019. The Company has not actively engaged in securities reverse repurchase transactions.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and the allowance for credit losses. The Company calculates the allowance for credit losses in accordance with the CECL model in order to provide for the risk of credit losses in the lending process. Prior to the adoption of CECL on January 1, 2020, mortgage loans were stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances were based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan was collateral dependent. For commercial and agricultural mortgage loans, an allowance for credit loss was typically recommended when management believed it was probable that principal and interest would not be collected according to the contractual terms.

Expected credit losses for loans with similar risk characteristics are estimated on a collective (i.e., pool) basis in order to meet CECL’s risk of loss concept which requires the Company to consider possibilities of loss, even if remote.

For collectively evaluated mortgages, the Company estimates the allowance for credit losses based on the amortized cost basis of its mortgages over their expected life using a PD / LGD model. The PD/LGD model incorporates the Company’s reasonable and supportable forecast of macroeconomic information over a specified period. The length of the reasonable and supportable forecast period is reassessed on a quarterly basis and may be adjusted as appropriate over time to be consistent with macroeconomic conditions and the environment as of the reporting date. For periods beyond the reasonable and supportable forecast period, the model reverts to historical loss information. The PD and LGD are estimated at the loan-level based on loans’ current and forecasted risk characteristics as well as macroeconomic forecasts. The PD is estimated using both macroeconomic conditions as well as individual loan risk characteristics including LTV ratios, DSC ratios, seasoning, collateral type, geography, and underlying credit. The LGD is driven primarily by the type and value of collateral, and secondarily by expected liquidation costs and time to recovery.

For individually evaluated mortgages, the Company continues to recognize a valuation allowance on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value.

The quantitative cumulative-effect of this change in the Company’s accounting policy on its loans portfolio for CECL is a $36 million pre-tax adjustment to the opening balance of retained earnings as of January 1, 2020.

The CECL model is configured to the Company’s specifications and takes into consideration the detailed risk attributes of each discrete loan in the mortgage portfolio which include, but are not limited to the following:

•	LTV ratio — Derived from current loan balance divided by the fair market value of the property. An LTV ratio in excess of 100% indicates an underwater mortgage.

•	DSC ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•	Other — Any other factors such as maturity, borrower/tenant related issues, payment status, property condition, or current economic conditions may call into question the performance of the loan.

Mortgage loans that do not share similar risk characteristics with other loans in the portfolio are individually evaluated quarterly by the Company’s IUS Committee. The allowance for credit losses on these individually evaluated mortgages is a loan-specific reserve as a result of the loan review process that is recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral. The individually assessed allowance for mortgage loans can increase or decrease from period to period based on such factors.

Individually assessed loans may include, but are not limited to, mortgages that have deteriorated in credit quality such as a TDR and reasonably expected TDRs, mortgages for which foreclosure is probable, and mortgages which have been classified as “potential problem” or “problem” loans within the Company’s IUS Committee processes as described below.

Within the IUS process, commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgage loans. Based on its monthly monitoring of mortgages, a class of potential problem mortgage loans are also identified, consisting of mortgage loans not currently classified as problem mortgage loans but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being modified. The decision whether to classify a performing mortgage loan as a potential problem involves judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

Individually assessed mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is not probable. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. The Company charges off loan balances and accrued interest that are deemed uncollectible.

The components of amortized cost for mortgage loans on the consolidated balance sheets excludes accrued interest amounts because the Company presents accrued interest receivables within other assets. Once mortgage loans are placed on nonaccrual status, the Company reverses accrued interest receivable against interest income. Since the nonaccrual policy results in the timely reversal of accrued interest receivable, the Company does not record an allowance for credit losses on accrued interest receivable.

Troubled Debt Restructuring

The Company invests in commercial and agricultural mortgage loans included in the balance sheet as mortgage loans on real estate and privately negotiated fixed maturities included in the balance sheet as fixed maturities AFS. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a TDR has occurred. A modification is a TDR when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific credit allowance recorded in connection with the TDR. A credit allowance may have been recorded prior to the period when the loan is modified in a TDR. Accordingly, the carrying value (net of the allowance) before and after modification through a TDR may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

Net Investment Income (Loss), Investment Gains (Losses), Net, and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the allowance for credit losses are included in investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to UL and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a RTM approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. As of December 31, 2020, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. As of December 31, 2020, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% in 2025. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in policyholders’ benefits for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as premiums ceded (assumed); and amounts due from reinsurers (amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, policy charges and fee income, and policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives as they are net settled. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other income or other operating costs and expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in other assets in the consolidated balance sheets and amortization is included in interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.8%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

Obligations arising from funding agreements are also reported in policyholders’ account balances in the consolidated balance sheets. As a member of the FHLB, the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLB. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with GMDB and/or contain a GMLB (collectively, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. The Company previously issued certain variable annuity products with GIB, GWBL, GMWB and GMAB features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. These reserves are recorded within future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIBNLG rider, GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these PFBL using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums, net of recoveries, and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2020, 2019 and 2018, investment results of such Separate Accounts were gains (losses) of $16.6 billion, $22.9 billion, and $(7.2) billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in the consolidated statements of income (loss). Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as trading securities, at fair value in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Capitalized Computer Software and Hosting Arrangements

Capitalized computer software and hosting arrangements include certain internal and external costs used to implement internal-use software and cloud computing hosting arrangements. These capitalized computer costs are included in other assets in the consolidated balance sheets and amortized on a straight-line basis over the estimated useful life of the software or term of the hosting arrangement that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized computer costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life or a significant change in the term of the hosting arrangement such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized computer software and hosting arrangements, net of accumulated amortization, amounted to $130 million and $126 million as of December 31, 2020 and 2019, respectively. Amortization of capitalized computer software and hosting arrangements in 2020, 2019 and 2018 was $47 million, $36 million and $35 million, respectively, recorded in other operating costs and expenses in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by EIM as well as certain asset-based fees associated with insurance contracts.

EIM provides investment management and administrative services, such as fund accounting and compliance services, to EQ Premier VIP Trust, EQAT and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of AUM, are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and EQ Premier VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and EQ Premier VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the NAV of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as other income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s broker-dealer operations and sales commissions from the Company’s general agents for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results. The results of AB for the year ended December 31, 2018, are reported in the Company’s consolidated statements of income (loss) as net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 18 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of VIEs

For all new investment products and entities developed by the Company, the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then determines whether it is the primary beneficiary of the VIE based on its beneficial interests. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client AUM to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

Consolidated VIEs

As of December 31, 2019, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity was jointly owned by Equitable Financial and AXA France and holds an investment in a real estate venture. Included in other invested assets in the Company’s consolidated balance sheets as of December 31, 2019 were total assets of $32 million related to this VIE, primarily resulting from the consolidated presentation of this real estate joint venture as real estate held-for-sale. This real estate joint venture investment was disposed as of December 31, 2020. Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

Non-Consolidated VIEs

As of December 31, 2020 and 2019, respectively, the Company held approximately $1.3 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including CLOs, hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as other equity investments and applies the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $165.8 billion and $160.2 billion as of December 31, 2020 and 2019, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.3 billion and $1.1 billion and approximately $1.2 billion and $1.1 billion of unfunded commitments as of December 31, 2020 and 2019, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and DSI assets.

However, the Company updates its assumptions as needed in the event it becomes aware of economic conditions or events that could require a change in assumptions that it believes may have a significant impact to the carrying value of product liabilities and assets and consequently materially impact its earnings in the period of the change.

The Company’s annual review in 2020 resulted in the removal of the credit risk adjustment from the fair value scenario calibration to reflect our revised view of market participant practices, offset by updates to the mortality and policyholder behavior assumptions to reflect emerging experience.

In 2020, in addition to the annual review, the Company updated its assumptions in the first quarter due to the extraordinary economic conditions driven by the COVID-19 pandemic. The first quarter update included an update to the interest rate assumption to grade from the current interest rate environment to an ultimate five-year historical average over a 10-year period. As such, the 10-year U.S. Treasury yield grades from the current level to an ultimate 5-year average of 2.25%.

The low interest rate environment and update to the interest rate assumption caused a loss recognition event for the Company’s life interest-sensitive products, as well as to certain run-off business. This loss recognition event caused an acceleration of DAC amortization on the life interest-sensitive products and an increase in the premium deficiency reserve on the run-off business in the first quarter of 2020.

Impact of Assumption Updates

The net impact of assumption changes during 2020 was a decrease in policy charges and fee income by $33 million, an increase in policyholders’ benefits of $1.5 billion, an increase of $2 million in interest credited to policyholders’ account balances, increased net derivative gains (losses) of $106 million, and increased amortization of DAC of $866 million. This resulted in a decrease in income (loss) from operations, before income taxes of $2.2 billion and decreased net income (loss) by $1.8 billion. The 2020 impacts related to assumption updates were primarily driven by the first quarter updates.

The net impact of assumption changes during 2019 was a decrease in policy charges and fee income by $11 million, increased policyholders’ benefits by $886 million, decreased interest credited to policyholders’ account balances by $14 million, increased net derivative losses by $548 million and decreased amortization of DAC by $77 million. This resulted in a decrease in income (loss) from operations, before income taxes of $1.4 billion and decreased net income (loss) by $1.1 billion.

The net impact of assumption changes during 2018 was a decrease in policy charges and fee income by $12 million, increased policyholders’ benefits by $684 million, increased net derivative losses by $1.1 billion and decreased amortization of DAC by $165 million. This resulted in a decrease in income (loss) from operations, before income taxes of $228 million and decreased net income (loss) by $187 million.

Model Changes

In the first quarter of 2020, the Company adopted a new economic scenario generator to calculate the fair value of the GMIB reinsurance contract asset and GMxB derivative features liability, eliminating reliance on AXA for scenario production. The new economic scenario generator allows for a tighter calibration of U.S. indices, better reflecting the Company’s actual portfolio. The net impact of the new economic scenario generator resulted in an increase in income (loss) from continuing operations, before income taxes of $165 million, and an increase to net income (loss) of $130 million during 2020.

Revision of Prior Period Financial Statements

The Company identified certain errors in its previously issued financial statements primarily related to the calculation of actuarially determined insurance contract assets and liabilities. The impact of these errors to the current and the prior periods consolidated financial statements was not considered to be material. In order to improve the consistency and comparability of the financial statements, management revised the consolidated financial statements to include the revisions discussed herein. See Note 21 to the Notes to Consolidated Financial Statements for details of the revisions.

3)	INVESTMENTS

Fixed Maturities AFS

Accounting for credit impairments of fixed maturities classified as AFS has changed from a direct write-down, or OTTI approach to an allowance for credit loss model starting in 2020 upon adoption of CECL (see Note 2, Significant Accounting Policies – Investments).

The components of fair value and amortized cost for fixed maturities classified as AFS on the consolidated balance sheets excludes accrued interest receivable because the Company elected to present accrued interest receivable within other assets. Accrued interest receivable on AFS fixed maturities as of December 31, 2020 was $499 million. There was no accrued interest written off for AFS fixed maturities for the year ended December 31, 2020.

The following tables provide information relating to the Company’s fixed maturities classified as AFS. Comparative tables as of December 31, 2019 include OTTI, reported net of tax in OCI and in AOCI until realized.

AFS Fixed Maturities by Classification

	Amortized Cost	Allowance for Credit Losses(4)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
December 31, 2020:
Fixed Maturities:
Corporate(1)	$48,501	$13	$4,703	$89	$53,102
U.S. Treasury, government and agency	12,644	—	3,304	5	15,943
States and political subdivisions	482	—	92	—	574
Foreign governments	1,011	—	98	6	1,103
Residential mortgage-backed(2)	119	—	12	—	131
Asset-backed(3)	3,633	—	28	5	3,656
Commercial mortgage-backed	1,148	—	55	—	1,203
Redeemable preferred stock	598	—	46	3	641

Total at December 31, 2020	$68,136	$13	$8,338	$108	$76,353

December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$—	$2,178	$61	$44,464
U.S. Treasury, government and agency	14,385	—	1,151	305	15,231
States and political subdivisions	584	—	68	3	649
Foreign governments	460	—	35	5	490
Residential mortgage-backed(2)	161	—	12	—	173
Asset-backed(3)	843	—	3	2	844
Redeemable preferred stock	498	—	18	5	511

Total at December 31, 2019	$59,278	$—	$3,465	$381	$62,362

(1)	Corporate fixed maturities include both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities. and other asset types.
(4)	Amounts represent the allowance for credit losses for 2020 - (see Note 2 Significant Accounting Policies - Investments).

The contractual maturities of AFS fixed maturities as of December 31, 2020 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of AFS Fixed Maturities

	Amortized Cost (Less Allowance for Credit Losses)	Fair Value
	(in millions)
December 31, 2020:
Contractual maturities:
Due in one year or less	$3,342	$3,362
Due in years two through five	15,037	16,026
Due in years six through ten	17,786	19,607
Due after ten years	26,460	31,727

Subtotal	62,625	70,722
Residential mortgage-backed	119	131
Asset-backed	3,633	3,656
Commercial mortgage-backed	1,148	1,203
Redeemable preferred stock	598	641

Total at December 31, 2020	$68,123	$76,353

The following table shows proceeds from sales, gross gains (losses) from sales and credit losses for AFS fixed maturities for the years ended December 31, 2020, 2019 and 2018:

Proceeds from Sales, Gross Gains (Losses) from Sales and Credit Losses for AFS Fixed Maturities

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Proceeds from sales	$12,670	$8,702	$7,136

Gross gains on sales	$854	$229	$145

Gross losses on sales	$(34)	$(28)	$(103)

Credit losses(1)	$(13)	$—	$(37)

(1)

Commencing with the Company’s adoption of ASU 2016-13 on January 1, 2020, credit losses on AFS debt securities were recognized as an allowance for credit losses. Prior to this, credit losses on AFS fixed maturities were recognized as OTTI.

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts.

AFS Fixed Maturities — Credit Loss Impairments

	Year Ended December 31,
	2020	2019
	(in millions)
Balance, beginning of period	$15	$46
Previously recognized impairments on securities that matured, paid, prepaid or sold	—	(31)
Recognized impairments on securities impaired to fair value this period(1)	—	—
Credit losses recognized this period on securities for which credit losses were not previously recognized	6	—
Additional credit losses this period on securities previously impaired	7	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows (for OTTI securities 2019 and prior)	—	—

Balance, end of period	$28	$15

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI.

Net Unrealized Gains (Losses) on AFS Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2020	$3,084	$(826)	$(192)	$(433)	$1,633
Net investment gains (losses) arising during the period	5,953	—	—	—	5,953
Reclassification adjustment:					—
Included in net income (loss)	(802)	—	—	—	(802)
Excluded from net income (loss)	—	—	—	—	—
Impact of net unrealized investment gains (losses)	—	360	(1,623)	(818)	(2,081)

Net unrealized investment gains (losses) excluding credit losses	8,235	(466)	(1,815)	(1,251)	4,703
Net unrealized investment gains (losses) with credit losses	(5)	—	1	1	(3)

Balance, December 31, 2020	$8,230	$(466)	$(1,814)	$(1,250)	$4,700

Balance, January 1, 2019	$(577)	$37	$(69)	$125	$(484)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in net income (loss)	(211)	—	—	—	(211)
Excluded from net income (loss)	—	—	—	—	—
Impact of net unrealized investment gains (losses)	—	(863)	(123)	(558)	(1,544)

Net unrealized investment gains (losses) excluding credit losses	3,084	(826)	(192)	(433)	1,633
Net unrealized investment gains (losses) with credit losses(1)	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(826)	$(192)	$(433)	$1,633

(1)	Credit losses for 2019 were OTTI losses.

The following tables disclose the fair values and gross unrealized losses of the 537 issues as of December 31, 2020 and the 390 issues as of December 31, 2019 that are not deemed to have credit losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

AFS Fixed Maturities in an Unrealized Loss Position for Which No Allowance Is Recorded

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2020:
Fixed Maturities:
Corporate	$2,773	$52	$332	$32	$3,105	$84
U.S. Treasury, government and agency	881	5	—	—	881	5
Foreign governments	153	2	20	4	173	6
Asset-backed	809	4	76	1	885	5
Redeemable preferred stock	53	1	11	2	64	3

Total at December 31, 2020	$4,669	$64	$439	$39	$5,108	$103

December 31, 2019:(1)
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total at December 31, 2019	$7,396	$349	$665	$32	$8,061	$381

(1)	Amounts represents fixed maturities in an unrealized loss position that are not deemed to be OTTI for 2019.

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held as of December 31, 2020 and 2019 were $338 million and $279 million, respectively, representing 2.9% and 2.4% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the NAIC designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). As of December 31, 2020 and 2019, respectively, approximately $2.4 billion and $1.4 billion, or 3.6% and 2.3%, of the $68.1 billion and $59.3 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $48 million and $21 million as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, respectively, the $39 million and $32 million of gross unrealized losses of twelve months or more were primarily concentrated in corporate securities. In accordance with the policy described in Note 2, the Company concluded that neither an adjustment to income for OTTI (prior to January 1, 2020) nor an allowance for credit losses (after January 1, 2020) for these securities was warranted at either December 31, 2020 or 2019. As of December 31, 2020 and 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

Based on the Company’s evaluation both qualitatively and quantitatively of the drivers of the decline in fair value of fixed maturity securities as of December 31, 2020, the Company determined that the unrealized loss was primarily due to increases in credit spreads and changes in credit ratings.

Mortgage Loans on Real Estate

Accrued interest receivable on commercial and agricultural mortgage loans as of December 31, 2020 was $30 million and $28 million, respectively. There was no accrued interest written off for commercial and agricultural mortgage loans for the year ended December 31, 2020.

As of December 31, 2020, the Company had no loans for which foreclosure was probable included within the individually assessed mortgage loans, and accordingly had no associated allowance for credit losses.

Allowance for Credit Losses on Mortgage Loans

The change in the allowance for credit losses for commercial mortgage loans and agricultural mortgage loans during the year ended December 31, 2020 was as follows:

Year Ended December 31, 2020
(in millions)
Allowance for credit losses on mortgage loans(1):
Commercial mortgages:
$33
Current-period provision for expected credit losses	44
Write-offs charged against the allowance	—
Recoveries of amounts previously written off	—

Net change in allowance	44

Balance, end of period	$77

Agricultural mortgages:
$3
Current-period provision for expected credit losses	1
Write-offs charged against the allowance	—
Recoveries of amounts previously written off	—

Net change in allowance	1

Balance, end of period	$4

Total allowance for credit losses	$81

(1)	See Note 2 for discussion of the allowance of credit losses transition balance, which is included in the Balance, beginning of period.

The change in the allowance for credit losses is attributable to:

•	increases/decreases in the loan balance due to new originations, maturing mortgages, and loan amortization;

•	changes in credit quality; and

•	changes in market assumptions primarily related to COVID-19 driven economic changes.

Credit Quality Information

The following tables summarize the Company’s mortgage loans segregated by risk rating exposure as of December 31, 2020.

LTV Ratios(1)

	December 31, 2020
	Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Mortgage loans:
Commercial:
0% - 50%	$—	$—	$—	$324	$170	$505	$999
50% - 70%	1,294	357	803	656	2,190	1,697	6,997
70% - 90%	321	457	452	219	203	538	2,190
90% plus	—	—	12	5	—	288	305

Total commercial	$1,615	$814	$1,267	$1,204	$2,563	$3,028	$10,491

Agricultural:
0% - 50%	$218	$135	$169	$157	$236	$652	$1,567
50% - 70%	277	129	161	102	124	351	1,144
70% - 90%	—	—	3	—	—	18	21
90% plus	—	—	—	—	—	—	—

Total agricultural	$495	$264	$333	$259	$360	$1,021	$2,732

Total mortgage loans:
0% - 50%	$218	$135	$169	$481	$406	$1,157	$2,566
50% - 70%	1,571	486	964	758	2,314	2,048	8,141
70% - 90%	321	457	455	219	203	556	2,211
90% plus	—	—	12	5	—	288	305

Total mortgage loans	$2,110	$1,078	$1,600	$1,463	$2,923	$4,049	$13,223

Debt Service Coverage Ratios(2)

	December 31, 2020
	Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Mortgage loans:
Commercial:
Greater than 2.0x	$1,230	$492	$772	$268	$1,942	$1,230	$5,934
1.8x to 2.0x	227	83	118	378	184	329	1,319
1.5x to 1.8x	98	138	187	479	437	616	1,955
1.2x to 1.5x	60	57	154	79	—	658	1,008
1.0x to 1.2x	—	44	—	—	—	123	167
Less than 1.0x	—	—	36	—	—	72	108

Total commercial	$1,615	$814	$1,267	$1,204	$2,563	$3,028	$10,491

	December 31, 2020
	Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Agricultural
Greater than 2.0x	$67	$26	$36	$38	$71	$167	$405
1.8x to 2.0x	38	35	14	15	20	82	204
1.5x to 1.8x	117	38	41	45	52	209	502
1.2x to 1.5x	183	120	141	90	142	313	989
1.0x to 1.2x	86	35	93	70	57	233	574
Less than 1.0x	4	10	8	1	18	17	58

Total agricultural	$495	$264	$333	$259	$360	$1,021	$2,732

Total mortgage loans
Greater than 2.0x	$1,297	$518	$808	$306	$2,013	$1,397	$6,339
1.8x to 2.0x	265	118	132	393	204	411	1,523
1.5x to 1.8x	215	176	228	524	489	825	2,457
1.2x to 1.5x	243	177	295	169	142	971	1,997
1.0x to 1.2x	86	79	93	70	57	356	741
Less than 1.0x	4	10	44	1	18	89	166

Total mortgage loans	$2,110	$1,078	$1,600	$1,463	$2,923	$4,049	$13,223

(1)	The LTV ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually for each mortgage loan.
(2)	The DSC ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.

The following tables provide information relating to the LTV and DSC ratios for commercial and agricultural mortgage loans as of December 31, 2020 and 2019. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by LTV and DSC Ratios

	DSC Ratio(2)(3)
LTV Ratio(1)(3):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
	(in millions)
December 31, 2020:
Mortgage loans:
Commercial:
0% - 50%	$839	$—	$160	$—	$—	$—	$999
50% - 70%	4,095	870	1,452	555	25	—	6,997
70% - 90%	844	449	343	376	142	36	2,190
90% plus	156	—	—	77	—	72	305

Total commercial	$5,934	$1,319	$1,955	$1,008	$167	$108	$10,491

	DSC Ratio(2)(3)
LTV Ratio(1)(3):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
	(in millions)

Agricultural:
0% - 50%	$297	$108	$291	$520	$317	$34	$1,567
50% - 70%	108	94	211	450	257	24	1,144
70% - 90%	—	2	—	19	—	—	21
90% plus	—	—	—	—	—	—	—

Total agricultural	$405	$204	$502	$989	$574	$58	$2,732

Total mortgage loans:
0% - 50%	$1,136	$108	$451	$520	$317	$34	$2,566
50% - 70%	4,203	964	1,663	1,005	282	24	8,141
70% - 90%	844	451	343	395	142	36	2,211
90% plus	156	—	—	77	—	72	305

Total mortgage loans	$6,339	$1,523	$2,457	$1,997	$741	$166	$13,223

December 31, 2019:
Mortgage loans:
Commercial:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total commercial	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total agricultural	$404	$191	$477	$990	$572	$83	$2,717

Total mortgage loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total mortgage loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

(1)	The LTV ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually for each mortgage loan.
(2)	The DSC ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(3)	Amounts presented at amortized cost basis.

Past-Due and Nonaccrual Mortgage Loan Status

The following table provides information relating to the aging analysis of past-due mortgage loans as of December 31, 2020 and 2019, respectively:

Age Analysis of Past Due Mortgage Loans(1)

	Accruing Loans						Non- accruing Loans	Total Loans	Non- accruing Loans with No Allowance	Interest Income on Non- accruing Loans
	Past Due				Current	Total
	30-59 Days	60-89 Days	90 Days or More	Total
	(in millions)
December 31, 2020:
Mortgage loans:
Commercial	$162	$—	$—	$162	$10,329	$10,491	$—	$10,491	$—	$—
Agricultural	76	7	29	112	2,620	2,732	—	2,732	—	—

Total	$238	$7	$29	$274	$12,949	$13,223	$—	$13,223	$—	$—

December 31, 2019:
Mortgage loans:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—	$9,373	$—	$—
Agricultural	57	1	66	124	2,593	2,717	—	2,717	—	—

Total	$57	$1	$66	$124	$11,966	$12,090	$—	$12,090	$—	$—

(1)	Amounts presented at amortized cost basis.

As of December 31, 2020 and 2019, the carrying values of problem mortgage loans that had been classified as non-accrual loans were $0 million and $0 million, respectively.

Troubled Debt Restructuring

For the year ended December 31, 2020, the Company had one commercial mortgage loan on real estate accounted for as a TDR with a pre-modification cost basis of $75 million and post-modification carrying value of $75 million. The one commercial mortgage loan TDR is 0.07% of the Company’s total invested assets. For the year ended December 31, 2020, the Company had seven new privately negotiated fixed maturity TDRs with a pre-modification cost basis of $54 million and post-modification carrying value of $48 million. These TDRs did not have subsequent payment defaults nor additional commitments to lend. The seven privately negotiated fixed maturity TDRs are 0.05% of the Company’s total invested assets. There were no mortgage loan on real estate or fixed maturities accounted for as a TDR during 2019.

Trading Securities

As of December 31, 2020 and 2019, respectively, the fair value of the Company’s trading securities was $5.3 billion and $6.6 billion. As of December 31, 2020 and 2019, respectively, trading securities included the General Account’s investment in Separate Accounts, which had carrying values of $43 million and $58 million.

The table below shows a breakdown of net investment income (loss) from trading securities during the years ended December 31, 2020, 2019 and 2018:

Net Investment Income (Loss) from Trading Securities

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$96	$422	$(174)
Net investment gains (losses) recognized on securities sold during the period	10	7	(24)

Unrealized and realized gains (losses) on trading securities	106	429	(198)
Interest and dividend income from trading securities	206	283	326

Net investment income (loss) from trading securities	$312	$712	$128

Net Investment Income (Loss)

The following table breaks out net investment income (loss) by asset category:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities	$2,193	$1,902	$1,540
Mortgage loans on real estate	516	540	494
Other equity investments	79	72	117
Policy loans	198	198	201
Trading securities	312	712	128
Other investment income	49	18	69

Gross investment income (loss)	3,347	3,442	2,549
Investment expenses	(139)	(144)	(71)

Net investment income (loss)	$3,208	$3,298	$2,478

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and credit losses are as follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities	$801	$203	$6
Mortgage loans on real estate	(45)	(1)	—
Other equity investments	30	3	—
Other	1	1	(2)

Investment gains (losses), net	$787	$206	$4

For the years ended December 31, 2020, 2019 and 2018, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders’ account balances totaled $2 million, $2 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of TIPS, which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual experience versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and U.S. Treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the SCS variable annuity, SIO in the EQUI-VEST variable annuity series, MSO in the variable life insurance products and IUL insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge ULSG Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in the ULSG policy statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of CDS. Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDS in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. The Company purchased CDS to mitigate its exposure to a reference entity through cash positions. These positions do not replicate credit spreads.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDS. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The standard North American CDS contract or standard European corporate contract under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	December 31, 2020			Year Ended December 31, 2020
		Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Net Derivative Gains (Losses)(2)
	(in millions)
Derivative instruments:
Freestanding derivatives(1):
Equity contracts:
Futures	$4,267	$—	$—	$(955)
Swaps	22,404	6	—	(3,353)
Options	35,786	8,383	3,715	1,663
Interest rate contracts:
Swaps	23,773	551	653	2,823
Futures	18,161	—	—	1,745
Swaptions	—	—	—	9
Credit contracts:
Credit default swaps	919	8	1	—
Other freestanding contracts:
Foreign currency contracts	347	—	—	(2)
Margin	—	26	66	—
Collateral	—	212	3,835	—

Embedded derivatives:
GMIB reinsurance contracts(3)	—	2,859	—	472
GMxB derivative features liability(4)	—	—	10,936	(2,238)
SCS, SIO, MSO and IUL indexed features(5)	—	—	4,378	(1,693)

Total derivative instruments	$105,657	$12,045	$23,584

Net derivative gains (losses)(6)				$(1,529)

(1)	Reported in other invested assets in the consolidated balance sheets.
(2)	Reported in net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in GMIB reinsurance contract asset in the consolidated balance sheets.
(4)	Reported in future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(5)	Reported in policyholders’ account balances in the consolidated balance sheets.
(6)	Investment fees of $12 million are reported in net derivative gains (losses) in the consolidated statements of income (loss).

Derivative Instruments by Category

	December 31, 2019			Year Ended December 31, 2019
		Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Net Derivative Gains (Losses)(2)
	(in millions)
Derivative instruments:
Freestanding derivatives(1):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16
Other freestanding contracts:
Foreign currency contracts	501	3	—	(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—
Embedded derivatives:
GMIB reinsurance contracts(3)	—	2,466	—	500
GMxB derivative features liability(4)	—	—	8,316	(2,439)
SCS, SIO, MSO and IUL indexed features(5)	—	—	3,150	(2,552)

Total derivative instruments	$117,398	$8,271	$17,018

Net derivative gains (losses)				$(3,831)

(1)	Reported in other invested assets in the consolidated balance sheets.
(2)	Reported in net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in GMIB reinsurance contract asset in the consolidated balance sheets.
(4)	Reported in future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(5)	Reported in policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts as of December 31, 2020 and 2019 are exchange-traded and net settled daily in cash. As of December 31, 2020 and 2019, respectively, the Company had open exchange-traded futures positions on: (i) the S&P 500, Nasdaq, Russell 2000 and Emerging Market indices, having initial margin requirements of $135 million and $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $263 million and $165 million, and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and EAFE indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $35 million and $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. As of December 31, 2020 and 2019, respectively, the Company held $3.8 billion and $3.0 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in other invested assets. The Company posted collateral of $212 million and $72 million as of December 31, 2020 and 2019, respectively, in the normal operation of its collateral arrangements.

The following tables presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments as of December 31, 2020 and 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

As of December 31, 2020

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Derivative assets	$9,186	$8,206	$980	$(53)	$927
Other financial assets	1,403	—	1,403	—	1,403

Other invested assets	$10,589	$8,206	$2,383	$(53)	$2,330

Liabilities:
Derivative liabilities	$8,218	$8,206	$12	$—	$12
Other financial liabilities	1,568	—	1,568	—	1,568

Other liabilities	$9,786	$8,206	$1,580	$—	$1,580

(1)	Financial instruments sent (held).

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments as of December 31, 2019.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

As of December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Derivative assets	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,781	—	1,781	—	1,781

Other invested assets	$7,585	$5,429	$2,156	$(77)	$2,079

Liabilities:
Derivative liabilities	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,724	—	1,724	—	1,724

Other liabilities	$7,198	$5,429	$1,769	$—	$1,769

(1)	Financial instruments sent (held).

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the NYDFS. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2020	2019
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,201	$6,478
Policyholder dividend obligation	160	2
Other liabilities	39	38

Total Closed Block liabilities	6,400	6,518

Assets Designated to the Closed Block:
Fixed maturities AFS, at fair value (amortized cost of $3,359 and $3,558) (allowance for credit losses of $0 at December 31, 2020)	3,718	3,754
Mortgage loans on real estate (net of allowance for credit losses of $6 at December 31, 2020)	1,773	1,759
Policy loans	648	706
Cash and other invested assets	28	82
Other assets	169	145

Total assets designated to the Closed Block	6,336	6,446

Excess of Closed Block liabilities over assets designated to the Closed Block	64	72
Amounts included in AOCI:
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $160 and $2; and net of income tax: $(42) and $(41)	167	164

Maximum future earnings to be recognized from Closed Block assets and liabilities	$231	$236

The Company’s Closed Block revenues and expenses were as follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Revenues:
Premiums and other income	$157	$182	$194
Net investment income (loss)	251	278	291
Investment gains (losses), net	—	(1)	(3)

Total revenues	408	459	482

Benefits and Other Deductions:
Policyholders’ benefits and dividends	399	439	471
Other operating costs and expenses	1	2	3

Total benefits and other deductions	400	441	474

Net income (loss), before income taxes	8	18	8
Income tax (expense) benefit	(2)	(2)	(3)

Net income (loss)	$6	$16	$5

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2020	2019	2018
	(in millions)

Balance, beginning of year	$2	$—	$19
Unrealized investment gains (losses)	158	2	(19)

Balance, end of year	$160	$2	$—

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the DAC asset for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)

Balance, beginning of year(1)	$4,225	$4,959	$4,443
Capitalization of commissions, sales and issue expenses	564	646	591
Amortization:
Impact of assumptions updates and model changes	(866)	77	165
All other	(467)	(597)	(616)

Total amortization	(1,333)	(520)	(451)
Change in unrealized investment gains and losses	360	(863)	376

Balance, end of year	$3,816	$4,222	$4,959

(1)	December 31, 2020 DAC beginning balance is $3 million more than December 31, 2019 ending balance due to impact of CECL.

The deferred asset for policyholder bonus interest credits is reported in other assets in the consolidated balance sheets and changes in the deferred asset for policyholder bonus Interest credits are reported in interest credited to policyholders’ account balances. For the years ended December 31, 2020, 2019 and 2018 changes were as follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)

Balance, beginning of year	$431	$448	$472
Amortization charged to income	(26)	(17)	(24)

Balance, end of year	$405	$431	$448

7)	FAIR VALUE DISCLOSURES

U.S. GAAP establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Fair value measurements are required on a non-recurring basis for certain assets only when an impairment or other events occur. As of December 31, 2020 and 2019, no assets or liabilities were required to be measured at fair value on a non-recurring basis.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

Fair Value Measurements as of December 31, 2020

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate(1)	$—	$51,415	$1,687	$53,102
U.S. Treasury, government and agency	—	15,943	—	15,943
States and political subdivisions	—	535	39	574
Foreign governments	—	1,103	—	1,103
Residential mortgage-backed(2)	—	131	—	131
Asset-backed(3)	—	3,636	20	3,656
Commercial mortgage-backed	—	1,203	—	1,203
Redeemable preferred stock	402	239	—	641

Total fixed maturities, AFS	402	74,205	1,746	76,353
Other equity investments	13	—	2	15
Trading securities	285	5,055	—	5,340
Other invested assets:
Short-term investments	—	82	1	83
Assets of consolidated VIEs/VOEs	—	—	12	12
Swaps	—	(96)	—	(96)
Credit default swaps	—	7	—	7
Options	—	4,668	—	4,668

Total other invested assets	—	4,661	13	4,674
Cash equivalents	1,183	287	—	1,470
GMIB reinsurance contracts asset	—	—	2,859	2,859
Separate Accounts assets(4)	130,106	2,668	1	132,775

Total Assets	$131,989	$86,876	$4,621	$223,486

Liabilities:
GMxB derivative features’ liability	$—	$—	$10,936	$10,936
SCS, SIO, MSO and IUL indexed features’ liability	—	4,378	—	4,378

Total Liabilities	$—	$4,378	$10,936	$15,314

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.
(4)

Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate. As of December 31, 2020 the fair value of such investments was $356 million.

Fair Value Measurements as of December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, AFS	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,062

Total Assets	$122,910	$73,386	$3,867	$200,163

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,316	$8,316
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,316	$11,466

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. As of December 31, 2019 the fair value of such investments was $356 million.

Public Fixed Maturities

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

Private Fixed Maturities

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

Freestanding Derivative Positions

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Level Classifications of the Company’s Financial Instruments

Financial Instruments Classified as Level 1

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Financial Instruments Classified as Level 2

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA- rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

Financial Instruments Classified as Level 3

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums, net of recoveries, and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $160 million and $175 million as of December 31, 2020 and 2019, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarial calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

Transfers of Financial Instruments Between Levels 2 and 3

During the year ended December 31, 2020, AFS fixed maturities with fair values of $103 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $184 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 2.5% of total equity as of December 31, 2020.

During the year ended December 31, 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity as of December 31, 2019.

The tables below present reconciliations for all Level 3 assets and liabilities for the years ended December 31, 2020, 2019 and 2018, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Asset- backed
	(in millions)
Balance, January 1, 2020	$1,246	$39	$100
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	4	—	—
Investment gains (losses), net	(16)	—	—

Subtotal	(12)	—	—

Other comprehensive income (loss)	(17)	2	—
Purchases	513	—	20
Sales	(224)	(2)	—
Transfers into Level 3(1)	184	—	—
Transfers out of Level 3(1)	(3)	—	(100)

Balance, December 31, 2020	$1,687	$39	$20

Balance, January 1, 2019	$1,174	$38	$519
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	4	—	—
Investment gains (losses), net	—	—	—

Subtotal	4	—	—

Other comprehensive income (loss)	5	3	1
Purchases	273	—	100
Sales	(120)	(2)	(84)
Transfers into Level 3(1)	14	—	—
Transfers out of Level 3(1)	(104)	—	(436)

Balance, December 31, 2019	$1,246	$39	$100

Balance, January 1, 2018	$1,139	$40	$8
Total gains (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	7	—	(2)
Investment gains (losses), net	(8)	—	—

Subtotal	(1)	—	(2)

Other comprehensive income (loss)	(20)	(1)	(7)
Purchases	322	—	550
Sales	(321)	(1)	(30)
Transfers into Level 3(1)	83	—	—
Transfers out of Level 3(1)	(28)	—	—

Balance, December 31, 2018	$1,174	$38	$519

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Accounts Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2020	$16	$2,466	$—	$(8,316)
Realized and unrealized gains (losses), included in net income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses)(1)	—	472	—	(2,238)

Total realized and unrealized gains (losses)	—	472	—	(2,238)
Purchases(2)	3	45	1	(441)
Sales(3)	—	(79)	—	59
Settlements	—	—	—	—
Change in estimate(4)	—	(45)	—	—
Activity related to consolidated VIEs/VOEs	(4)	—	—	—
Transfers into Level 3(5)	—	—	—	—
Transfers out of Level 3(5)	—	—	—	—

Balance, December 31, 2020	$15	$2,859	$1	$(10,936)

Balance, January 1, 2019	$48	$1,993	$21	$(5,491)
Realized and unrealized gains (losses), included in net income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses)	—	500	—	(2,439)

Total realized and unrealized gains (losses)	—	500	—	(2,439)
Purchases(2)	—	45		(417)
Sales(3)	—	(72)	(1)	31
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(5)	—	—	—	—
Transfers out of Level 3(5)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,316)

Balance, January 1, 2018	$25	$10,495	$22	$(4,297)
Realized and unrealized gains (losses), included in net income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses)	—	(8,536)	—	(805)

Total realized and unrealized gains (losses)	—	(8,536)	—	(805)
Purchases(2)	29	96	5	(402)
Sales(3)	—	(61)	(1)	14
Settlements	—	—	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—
Balance, December 31, 2018	$48	$1,993	$21	$(5,491)

(1)

The Company’s non-performance risk impact of $(758) million for GMxB Derivative Features Liability and $14 million for the GMIB Reinsurance Contract Asset the twelve months ended December 2020, respectively, is recorded through Net derivative gains (losses).

(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.
(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability, represents benefits paid.
(4)	For the GMIB reinsurance contract asset, represents a transfer from amounts due from reinsurers.
(5)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for the years ended December 31, 2020, 2019 and 2018 by category for Level 3 assets and liabilities still held as of December 31, 2020, 2019, and 2018, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Income (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2020:
Change in unrealized gains (losses):
Fixed maturities, AFS:
Corporate	$—	$(18)
State and political subdivisions	—	2
Total fixed maturities, AFS	—	(16)
GMIB reinsurance contracts	472	—
GMxB derivative features liability	(2,238)	—

Total	$(1,766)	$(16)

Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, AFS:
Corporate	$—	$3
State and political subdivisions	—	3
Asset-backed	—	—

Total fixed maturities, AFS	—	6
GMIB reinsurance contracts	500	—
Separate Account assets	—	—
GMxB derivative features liability	(2,439)	—

Total	$(1,939)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, AFS:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Commercial mortgage-backed	—	—
Asset-backed	—	(7)

Subtotal	—	(26)
GMIB reinsurance contracts	(8,536)	—
GMxB derivative features liability	(805)	—

Total	$(9,341)	$(26)

Quantitative and Qualitative Information about Level 3 Fair Value Measurements

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2020 and 2019, respectively.

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2020

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$28	Matrix pricing model	Spread over Benchmark	45 - 195 bps	152 bps

	1,148	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.5x - 33.1x 5.6% - 28.4% 1.9x - 25.0x	10.8x 8.6% 6.8x
Other equity investments	2	Market comparable companies	Revenue multiple	9.7x - 26.4x	18.5x
GMIB reinsurance contract asset	2,859	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality Rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	43 - 85 bps 0.6% - 16% 0% - 2% 0% - 61% 7% - 32% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%	50 bps 1.69% 0.91% 5.82% 24% 2.80% (same for all ages)

Liabilities:
GMIBNLG	10,713	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality Rates (1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	96.0 bps 1.1% - 25.7% 0.4% - 2% 0% - 100% 0.01% -0.19% 0.06% - 0.53% 0.41% -41.39%	3.19% 0.93% 5.51% 1.56% (same for all ages)

GWBL/GMWB	190	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	96.0 bps 0.8% -16% 0% - 8% 100% once starting 7% - 32%	1.69% 0.91% 24%

GIB	31	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	96.0 bps 0.8% - 15.6% 0% - 2% 0% - 100% 7% - 32%	1.69% 0.91% 5.82% 24%

GMAB	2	Discounted cash flow	Non-performance risk Lapse rates Volatility rates - Equity	96.0 bps 0.8% - 16% 7% - 32%	1.69% 24%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

(2)

For lapses, withdrawals, and utilizations the rates were weighted by counts, for mortality weighted average rates are shown for all ages combined and for withdrawals the weighted averages were based on an estimated split of partial withdrawal and dollar-for-dollar withdrawals.

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$51	Matrix pricing model	Spread over benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,135	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	172	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Level 3 Financial Instruments for which Quantitative Inputs are Not Available

Certain Privately Placed Debt Securities with Limited Trading Activity

Excluded from the tables above as of December 31, 2020 and 2019, respectively, are approximately $586 million and $325 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

•

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

•

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above as of December 31, 2020 and 2019, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

•

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit risk transfer securities, and equipment financings. Included in the tables above as of December 31, 2020 and 2019, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

GMIB Reinsurance Contract Asset and GMxB Derivative Features Liability

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Carrying Value of Financial Instruments Not Otherwise Disclosed in Note 3 and Note 4

The carrying values and fair values as of December 31, 2020 and 2019 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2020:
Mortgage loans on real estate	$13,142	$—	$—	$13,474	$13,474
Policy loans	$3,635	$—	$—	$4,794	$4,794
Loans to affiliates	$900	$—	$938	$—	$938
Policyholders’ liabilities: Investment contracts	$2,069	$—	$—	$2,275	$2,275
FHLB funding agreements	$6,897	$—	$6,990	$—	$6,990
FABN funding agreements	$1,939	$—	$1,971	$—	$1,971
Separate Accounts liabilities	$10,081	$—	$—	$10,081	$10,081

December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLB funding agreements	$6,909	$—	$6,957	$—	$6,957
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

Mortgage Loans on Real Estate

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

Policy Loans

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

Loans to Affiliates

The fair value of loans to affiliates is calculated by matrix or model pricing. The matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

FHLB Funding Agreements

The fair values of the Company’s FHLB funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

FABN Funding Agreements

The fair values of the Company’s FABN funding agreements are determined by Bloomberg’s evaluated pricing service, which uses direct observations or observed comparables.

Policyholder Liabilities — Investment Contracts and Separate Accounts Liabilities

The fair values for deferred annuities and certain annuities, which are included in policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as the Company’s association plans contracts, supplementary contracts not involving life contingencies, Access Accounts and Escrow Shield Plus product reserves are held at book value.

Financial Instruments Exempt from Fair Value Disclosure or Otherwise Not Required to be Disclosed

Exempt from Fair Value Disclosure Requirements

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

Otherwise Not Required to be Included in the Table Above

The Company’s investment in COLI policies are recorded at their cash surrender value and are therefore not required to be included in the table above. See Note 2. for further description of the Company’s accounting policy related to its investment in COLI policies.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts – GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without NLG Rider Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without a NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in amounts due from reinsurers. The amounts for the ceded IB are reflected in the consolidated balance sheets in GMIB reinsurance contract asset, at fair value.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Year Ended December 31, 2020, 2019 and 2018

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance, January 1, 2018	$4,056	$(102)	$4,765	$(10,495)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	995	(75)	(868)	8,441

Balance, December 31, 2018	4,657	(107)	3,744	(1,993)
Paid guarantee benefits	(438)	14	(256)	72
Other changes in reserve	556	(6)	1,183	(545)

Balance, December 31, 2019	4,775	(99)	4,671	(2,466)
Paid guarantee benefits	(495)	15	(293)	79
Other changes in reserve	813	—	1,647	(472)

Balance, December 31, 2020	$5,093	$(84)	$6,025	$(2,859)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7 Fair Value Disclosures.

Account Values and Net Amount at Risk

Account Values and NAR for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2020 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features as of December 31, 2020

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions, except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$15,434	$88	$54	$167	$15,743
Separate Accounts	53,877	9,550	3,299	33,794	100,520

Total Account Values	$69,311	$9,638	$3,353	$33,961	$116,263

NAR, gross	$97	$33	$1,604	$17,047	$18,781

NAR, net of amounts reinsured	$97	$31	$1,125	$17,047	$18,300

Average attained age of policyholders (in years)	51.3	68.3	74.9	70.2	55.3
Percentage of policyholders over age 70	11.2%	48.4%	70.3%	54.2%	20.2%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions, except age and interest rate)
Account Values invested in:
General Account	$—	$—	$16	$217	$233
Separate Accounts	—	—	24,956	36,230	61,186

Total Account Values	$—	$—	$24,972	$36,447	$61,419

NAR, gross	$—	$—	$877	$11,219	$12,096

NAR, net of amounts reinsured	$—	$—	$281	$10,189	$10,470

Average attained age of policyholders (in years)	N/A	N/A	64.2	70.2	68.0
Weighted average years remaining until annuitization	N/A	N/A	5.6	0.6	2.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2020		2019
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$46,850	$18,771	$42,489	$17,941
Fixed income	5,506	2,701	5,263	2,699
Balanced	47,053	39,439	45,871	38,445
Other	1,111	275	865	263

Total	$100,520	$61,186	$94,488	$59,348

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the NLG liabilities, reflected in future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below.

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance, January 1, 2018	$678	$(664)	$14
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	133	(70)	63

Balance, December 31, 2018	788	(734)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance, December 31, 2019	894	(808)	86
Paid guarantee benefits	(40)	—	(40)
Other changes in reserves	162	(75)	87

Balance, December 31, 2020	$1,016	$(883)	$133

9)	LEASES

On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a RoU operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 10 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

		December 31,
	Balance Sheet Line Item	2020	2019
		(in millions)
Assets
Operating lease assets	Other assets	$272	$324
Liabilities
Operating lease liabilities	Other liabilities	$350	$415

The table below summarizes the components of lease costs for the years ended December 31, 2020 and 2019.

Lease Costs

	Year Ended December 31,
	2020	2019
	(in millions)
Operating lease cost	$77	$77
Variable operating lease cost	11	10
Sublease income	(18)	(16)
Short-term lease expense	—	2

Net lease cost	$70	$72

Maturities of lease liabilities as of December 31, 2020 are as follows:

Maturities of Lease Liabilities

December 31, 2020
(in millions)
Operating Leases:
2021	$96
2022	95
2023	85
2024	26
2025	29
Thereafter	195

Total lease payments	526
Less: Interest	(176)

Present value of lease liabilities	$350

During December 2020, Equitable Financial signed a lease which is expected to commence in 2023 once certain conditions of the lease are met, relating to approximately 130,000 square feet of space in New York City. Equitable Financial currently has an option to decrease the square footage by up to approximately 41,000 square feet, with such option expiring in October 2021, subject to acceleration to June 2021 pursuant to the terms of the lease.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

	December 31,
	2020	2019
Weighted-average remaining operating lease term	5 years	6 years
Weighted-average discount rate for operating leases	3.00%	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

	Year Ended December 31,
	2020	2019
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$94	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$20	$50

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Direct premiums	$764	$868	$836
Reinsurance assumed	195	194	186
Reinsurance ceded	(153)	(126)	(160)

Premiums	$806	$936	$862

Direct charges and fee income	$2,684	$2,721	$3,981
Reinsurance ceded	780	766	(466)

Policy charges and fee income	$3,464	$3,487	$3,515

Direct policyholders’ benefits	$5,233	$4,298	$2,804
Reinsurance assumed	218	217	219
Reinsurance ceded	(500)	(427)	(63)

Policyholders’ benefits	$4,951	$4,088	$2,960

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Financial entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities products issued between 1978-2001 and its guaranteed growth annuity single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Financial transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Financial to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Financial applied deposit accounting. Accordingly, Equitable Financial recorded the transferred assets of $635 million as a deposit asset recorded in other assets, net of the ceding commissions paid to the reinsurer.

As of December 31, 2020 and 2019, the Company had reinsured with non-affiliates in the aggregate approximately 2.6% and 2.8%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 13.4% and 14.2% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.9 billion and $2.5 billion as of December 31, 2020 and 2019, respectively. The estimated fair values increased $393 million and $475 million during 2020 and 2019, respectively, and decreased $8.5 billion during 2018.

As of December 31, 2020 and 2019, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion and $2.2 billion. Additionally, $1.6 billion and $1.6 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $113 million and $90 million, as of December 31, 2020 and 2019, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $48 million and $56 million as of December 31, 2020 and 2019, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $721 million and $735 million as of December 31, 2020 and 2019, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 11.

11)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Financial entered into a general services agreement with Holdings whereby Equitable Financial will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Financial continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $41 million, $73 million and $138 million for the years ended December 31, 2020, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

Investment Management and Service Fees and Expenses

EIM, a subsidiary of Equitable Financial, provides investment management and administrative services to EQAT, EQ Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, EQ Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Financial transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $97 million and $102 million for the years ended December 31, 2020 and 2019, respectively. See Note 18 for further details of the AB Business Transfer and the discontinued operation.

As of December 31, 2020 and 2019, respectively, the Company held approximately $64 million and $30 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Financial. The Company reflects these equity interest in the consolidated Balance Sheets as other equity investments. The net assets of these unconsolidated VIEs are approximately $623 million and $974 million as of December 31, 2020 and 2019, respectively. The Company also has approximately $90 million and $20 million of unfunded commitments as of December 31, 2020 and 2019, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Financial pays commissions and fees to Equitable Distribution Holding Corporation and its subsidiaries (“Equitable Distribution”) for sales of insurance products. The commissions and fees paid to Equitable Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Financial ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Financial on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Financial on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Financial completed the unwind of the reinsurance previously provided to Equitable Financial by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Financial. Following AXA RE Arizona’s merger with and into Equitable Financial, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Financial may reinsure the GMxB Business with third parties.

AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Financial on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Financial on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in other assets. Additionally, the remaining portion of the loss was determined by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Financial, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Financial. As of December 31, 2020, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2020, 2019 and 2018 totaled approximately $51 million, $62 million and $100 million, respectively. Ceded claims paid in 2020, 2019 and 2018 were $72 million, $52 million and $78 million, respectively.

Reinsurance Assumed from AXA Affiliates

Prior to 2019, AGL retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Financial and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Financial.

Premiums earned in 2019 and 2018 were $19 million and $20 million, respectively. Claims and expenses paid in 2019 and 2018 were $6 million and $8 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Financial entered into a stop loss reinsurance agreement with AGL to protect Equitable Financial with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Financial also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019 and 2018 were $3 million and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Financial had ceded part of its disability income business to XL Catlin and as of December 31, 2019, the reserves ceded were $104 million.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As of December 31, 2020 and 2019, respectively, the Company held approximately $218 million and $229 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Financial. The Company reflects these equity interest in the consolidated Balance Sheets as other equity investments. The net assets of these unconsolidated VIEs are approximately $13 billion and $10 billion as of December 31, 2020 and 2019, respectively. The Company also has approximately $163 million and $205 million of unfunded commitments as of December 31, 2020 and 2019, respectively with these legal entities.

Loans Issued to Holdings

In April 2018, Equitable Financial made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. During the years ended December 2020, 2019 and 2018 Holdings repaid $300 million, $200 million, and $300 million in principal, respectively. As of December 31, 2020, the loan was repaid in full with no amount outstanding.

In November 2019, Equitable Financial made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024. As of December 31, 2020, the amount outstanding was $900 million.

Assumption by Holdings of Obligations of AXA Financial to Equitable Financial

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Financial sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million for the year ended December 31, 2018.

Revenues and Expenses Transactions with AXA Affiliates

The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2020, 2019 and 2018.

	Year Ended December 31,
	2019	2018
	(in millions)
Revenue received or accrued for:
General services provided to affiliates(1)	460	463

Total	$460	$463

Expenses paid or accrued for:
General services provided by affiliates(1)	76	109
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2

Total	$81	$111

(1)	Includes AXA Affiliates and affiliates of Holdings.

Revenues and Expenses Transactions with Equitable Affiliates

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2020, 2019 and 2018.

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, EQ Premier VIP Trust, 1290 Funds and Other AXA Trusts	$724	$669	$727
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	38	39	44

Total	$762	$708	$771

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by Equitable Network	$625	$573	$613

Total	$625	$573	$613

Contribution to the Equitable Foundation

The company made no funding contribution the years ended 2020. For the year 2019, Equitable Financial made a funding contribution to the of $25 million. The Equitable Foundation is the philanthropic arm of Equitable Financial.

12)	EMPLOYEE BENEFIT PLANS

Equitable Financial sponsors the following employee benefit plans:

401(k) Plan

Equitable Financial sponsors the Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for a company contribution, a company matching contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $19 million, $22 million and $19 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Pension Plan

Equitable Financial sponsors the Equitable Retirement Plan (the “ Equitable Financial QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Financial under the Equitable Financial QP was transferred from Equitable Financial to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Financial remains secondarily liable for its obligations under the Equitable Financial QP and would recognize such liability in the event Holdings does not perform.

The Equitable Financial QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2020, 2019 and 2018, expenses related to the plan were $9 million, $21 million and $60 million, respectively.

The following table presents the funded status of the plan:

	December 31,
	2020	2019
	(in millions)
Equitable Retirement Plan
Total plan assets	$2,341	$2,159

Accumulated benefit obligation	$2,239	$2,160

Funded status	104.5%	99.9%

Other Benefit Plans

Equitable Financial also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $32 million, $47 million and $70 million for the years ended December 31, 2020, 2019 and 2018, respectively.

13)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for years ended December 31, 2020, 2019 and 2018 for share-based payment arrangements as further described herein are as follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Performance Shares	$13	$10	$12
Stock Options	5	3	2
Restricted Stock Unit Awards	18	15	16

Total Compensation Expenses	$36	$28	$30

Income Tax Benefit	7	10	8

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (together the “Omnibus Plans”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2020, the common stock reserved and available for issuance under the Omnibus Plans was 23.4 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Financial’s Participation in Holdings’ Equity Award Plans

Equitable Financial’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2020, 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’ equity programs for 2020, 2019 and 2018 consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Financial employees vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Under the 2020 equity program, eligible Equitable Financial financial professionals were granted stock-settled Holdings RSUs which vest ratably in equal annual installments over a three-year period and are equity-classified. The fair value of these awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Under the 2019 and 2018 equity programs, Equitable Financial financial professionals were granted cash-settled Holdings RSUs which vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Financial employees have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Financial employees are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares is established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved. The fair value of the awards was measured using the closing price of the Holdings share on the grant date.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings makes annual grants of unrestricted Holdings shares to non-employee directors of Holdings and Equitable Financial. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

Employee Stock Purchase Plans

Under the Equitable Holdings, Inc. Stock Purchase Program participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution up to a maximum amount of $3,750, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs vested based on service over the two-year period from the IPO date (the “Service Units”), and fifty percent vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Financial employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants

In 2017 and prior years, equity awards for employees, financial professional and directors in our R&P businesses were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

R&P employees were granted AXA ordinary share options under the Stock Option Plan, AXA performance shares under the Performance Share Plan and R&P financial professionals were granted performance units under the AXA Advisors Performance Unit Plan.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets as of December 31, 2020 and 2019 was $21 million and $43 million, respectively.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2020 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2020	1,931	$19.73	1,725	€20.09
Options granted	1,235	$23.18	3	€12.22
Options exercised	(80)	$19.76	(282)	€14.59
Options forfeited, net	(267)	$20.98	(29)	€18.78
Options expired	—	$—	—	€—

Options Outstanding at December 31, 2020	2,819	$21.12	1,417	€21.20

Aggregate intrinsic value(1)		$10,316		€ (2,153)

Weighted average remaining contractual term (in years)	8.37		4.9

Options Exercisable at December 31, 2020	748	$—	1,254	€21.02

Aggregate intrinsic value(1)		$3,432		€(1,677)

Weighted average remaining contractual term (in years)	7.73		4.74

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2020 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher than market prices, intrinsic value is shown as zero.

	EQH Shares(1)
	2020	2019	2018

Dividend yield	2.59%	2.77%	2.44%
Expected volatility	26.00%	25.70%	25.40%
Risk-free interest rates	1.19%	2.49%	2.83%
Expected life in years	6.0	5.8	9.7
Weighted average fair value per option at grant date	$4.37	$3.82	$4.61

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

As of December 31, 2020, approximately $163 thousand of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Financial over a weighted-average period of 0.2 years. Approximately $4 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Financial over a weighted average period of 1.4 years.

Summary of Restricted Stock Unit Award Activity

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

As of December 31, 2020, approximately 2.1 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $26 million and is expected to be recognized over a weighted-average period of 1.6 years.

The following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2020.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020	1,805,301	$19.35	19,280	$19.20
Granted	994,290	$22.85	—	$—
Forfeited	(117,353)	$20.36	—	$—
Vested	(629,202)	$19.81	(19,280)	$19.20

Unvested as of December 31, 2020	2,053,036	$21.15	—	$—

Summary of Performance Award Activity

As of December 31, 2020, approximately 1.6 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $3 million and is expected to be recognized over a weighted-average period of 0.55 years.

The following table summarizes Holdings and AXA performance awards activity for 2020.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2020	383,641	$21.05	2,154,059	$20.08
Granted	225,674	$23.92	—	$—
Forfeited	(51,860)	$21.97	(62,493)	$20.74
Vested	—		(1,074,313)	$18.91

Unvested as of December 31, 2020	557,455	$22.12	1,017,254	$21.28

14)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$(112)	$295	$234
Deferred (expense) benefit	739	284	222

Total	$627	$579	$456

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21% . The sources of the difference and their tax effects are as follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)

Expected income tax (expense) benefit	$291	$517	$309
Non-taxable investment income	91	73	104
Tax audit interest	(8)	(14)	(11)
Tax settlements/uncertain tax position release	231	—	12
Tax credits	21	—	—
Change in tax law	—	—	46
Other	1	3	(4)

Income tax (expense) benefit	$627	$579	$456

During the fourth quarter of 2020, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2010 through 2013 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $231 million.

In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the TCJA in 2017 and refined those estimates in 2018. The impact of the TCJA primarily related to the revaluation of deferred tax assets and liabilities.

The components of the net deferred income taxes are as follows:

	December 31,
	2020		2019
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Compensation and related benefits	$58	$—	$51	$—
Net operating loss and credits	—	—	44	—
Reserves and reinsurance	1,483	—	945	—
DAC	—	606	—	692
Unrealized investment gains (losses)	—	1,668	—	639
Investments	1,071	—	640	—
Other	—	111	—	73

Total	$2,612	$2,385	$1,680	$1,404

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)

Balance at January 1,	$297	$273	$205
Additions for tax positions of prior years	229	24	98
Reductions for tax positions of prior years	(250)	—	(30)
Additions for tax positions of current year	—	—	—
Settlements with tax authorities	5	—	—

Balance at December 31,	$281	$297	$273

Unrecognized tax benefits that, if recognized, would impact the effective rate	$47	$222	$202

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits as of December 31, 2020 and 2019 were $34 million and $55 million, respectively. For 2020, 2019 and 2018, respectively, there were $(21) million, $14 million and $18 million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2020, tax years 2014 and subsequent remain subject to examination by the IRS.

15)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in net income (loss). The balances as of December 31, 2020, 2019, and 2018 follow:

	December 31,
	2020	2019	2018
	(in millions)

Unrealized gains (losses) on investments(1)	$4,600	$1,601	$(494)
Defined benefit pension plans(2)	(5)	(5)	(7)

Accumulated other comprehensive income (loss) attributable to Equitable Financial	$4,595	$1,596	$(501)

(1)	2018 includes a $86 million decrease to AOCI from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to AOCI from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2020, 2019 and 2018, follow:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the period	$4,698	$3,052	$(1,663)
(Gains) losses reclassified into net income (loss) during the period(1)	(633)	(160)	(4)

Net unrealized gains (losses) on investments	4,065	2,892	(1,667)
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(1,066)	(797)	446

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of, $798, $547, and $310)	2,999	2,095	(1,221)

Change in defined benefit plans:
Reclassification to net income (loss) of amortization of net prior service credit included in net periodic cost	—	2	(4)

Change in defined benefit plans, (net of deferred income tax expense (benefit) of $0, $0 and $0 (2))	—	2	(4)

Other comprehensive income (loss), attributable to Equitable Financial	$2,999	$2,097	$(1,225)

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(168) million, $(42) million, and $(1) million for the years ended December 31, 2020, 2019 and 2018, respectively.

(2)	These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13).

Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and credit losses of AFS securities and are included in total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortization of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2020, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Financial, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Financial implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a classwide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Financial’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Financial’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 to the Connecticut Superior Court, Judicial District of Stamford. In December 2018, Equitable Financial sought dismissal of the complaint by filing a motion to strike, which the court granted in August 2019. Plaintiff filed an Amended Class Action Complaint in September 2019. Equitable Financial filed a motion for entry of judgment in October 2019. On August 3, 2020, the court granted Equitable Financial’s motion for entry of judgment. In August 2020, Plaintiff filed a notice of appeal. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Financial’s COI rate increase. In early 2016, Equitable Financial raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Financial in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. In August 2020, the federal district court issued a decision granting in part Brach Plaintiffs’ motion for class certification. The court certified nationwide breach of contract and Section 4226 classes, and a New York State Section 349 class. Equitable Financial petitioned for discretionary appellate review of that decision, which petition was denied. Five other federal actions challenging the COI rate increase are also pending against Equitable Financial and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Financial in New York state court. Equitable Financial is vigorously defending each of these matters.

Obligations under Funding Agreements

Federal Home Loan Bank

As a member of the FHLB, Equitable Financial has access to collateralized borrowings. It also may issue funding agreements to the FHLB. Both the collateralized borrowings and funding agreements would require Equitable Financial to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Financial issues short-term funding agreements to the FHLB and uses the funds for asset, liability, and cash management purposes. Equitable Financial issues long-term funding agreements to the FHLB and uses the funds for spread lending purposes.

Entering into FHLB membership, borrowings and funding agreements requires the ownership of FHLB stock and the pledge of assets as collateral. Equitable Financial has purchased FHLB stock of $322 million and pledged collateral with a carrying value of $8.7 billion as of December 31, 2020.

Funding agreements are reported in policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLB.

Change in FHLB Funding Agreements during the Year Ended December 31, 2020

	Outstanding Balance at December 31, 2019	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Long-term Agreements Maturing Within Five Years	Outstanding Balance at December 31, 2020
	(in millions)
Short-term funding agreements:
Due in one year or less	$4,608	$46,798	$46,808	$1,036	$—	$5,634
Long-term funding agreements:
Due in years two through five	1,646	—	—	(1,036)	112	722
Due in more than five years	646	—	—	—	(112)	534

Total long-term funding agreements	2,292	—	—	(1,036)	—	1,256

Total funding agreements(1)	$6,900	$46,798	$46,808	$—	$—	$6,890

(1)

The $7 million and $9 million difference between the funding agreements carrying value shown in the fair value table for December 31, 2020 and 2019, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

Funding Agreement-Backed Notes Program

Under the FABN, Equitable Financial may issue funding agreements to a Delaware special purpose statutory trust (the “Trust”) in exchange for the proceeds from issuances of fixed and floating rate medium-term marketable notes issued by the Trust from time to time (the “Trust notes”). The funding agreements have matching interest and maturity payment terms to the applicable Trust notes. The maximum aggregate principal amount of Trust notes permitted to be outstanding at any one time is $5 billion. Funding agreements issued to the Trust are reported in policyholders’ account balances in the consolidated balance sheets. The table below summarizes the Company’s activity of funding agreements under the FABN.

Change in FABN Funding Agreements during the Year Ended December 31, 2020

	Outstanding Balance at December 31, 2019	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Long-term Agreements Maturing Within Five Years	Outstanding Balance at December 31, 2020
	(in millions)
Short-term funding agreements:
Due in one year or less	$—	$—	$—	$—	$—	$—
Long-term funding agreements:
Due in years two through five	—	1,150	—	—	—	1,150
Due in more than five years	—	800	—	—	—	800

Total long-term funding agreements	—	1,950	—	—	—	1,950

Total funding agreements(1)	$—	$1,950	$—	$—	$—	$1,950

(1)

The $11 million difference between the funding agreements notional value shown and carrying value table as of December 31, 2020 reflects the remaining amortization of the issuance cost of the funding agreements.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. As of December 31, 2020, these arrangements include commitments by the Company to provide equity financing of $1.2 billion (including $253 million with affiliates) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company had $17 million of undrawn letters of credit related to reinsurance as of December 31, 2020. The Company had $389 million of commitments under existing mortgage loan agreements as of December 31, 2020.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Financial for all current and future liabilities of Equitable Financial under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Financial remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity.

17)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2020, 2019 and 2018, respectively, Equitable Financial’s statutory net income (loss) totaled $413 million, $3.9 billion and $3.1 billion. Statutory surplus, Capital stock and AVR totaled $6.8 billion and $8.7 billion as of December 31, 2020 and 2019, respectively. As of December 31, 2020, Equitable Financial, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2020, 2019 and 2018, Equitable Financial paid to its direct parent, which subsequently distributed such amount to Holdings, an ordinary shareholder dividend of $2.1 billion, $1.0 billion and $1.1 billion. Also, in 2018, Equitable Financial transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Financial paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Financial repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Financial is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the NYDFS, pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Financial cannot pay ordinary dividends during 2021 due to operating losses.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2020, EQ AZ Life Re holds $2.1 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.2 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

As of December 31, 2020 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective as of December 31, 2020.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with SAP and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

18)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018, disaggregated by category:

Year Ended December 31, 2018
(in millions)
Investment management, advisory and service fees:
Base fees	$2,156
Performance-based fees	118
Research services	439
Distribution services	419
Other revenues:
Shareholder services	76
Other	35

Total investment management and service fees	$3,243

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the net income (loss) of AB that has been reflected in discontinued operations:

Year Ended December 31, 2018
(in millions)
REVENUES
Net derivative gains (losses)	$12
Net investment income (loss)	24
Investment management and service fees	3,243
Other income	—

Total revenues	$3,279

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370
Commissions and distribution related payments	427
Interest expense	8
Other operating costs and expenses	727

Total benefits and other deductions	2,532

Income (loss) from discontinued operations, before income taxes	747
Income tax (expense) benefit	(69)

Net income (loss) from discontinued operations, net of taxes	678
Less: Net (income) loss attributable to the noncontrolling interest	(564)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114

19)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests are presented in the table that follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Balance, beginning of period	$39	$39	$25
Net earnings (loss) attributable to redeemable noncontrolling interests	1	5	(2)
Purchase/change of redeemable noncontrolling interests	1	(5)	16

Balance, end of period	$41	$39	$39

20)	REVENUES FROM EXTERNAL CUSTOMERS

Revenue from external customers, by product, is shown in the table that follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Individual Variable Annuity Products
Premiums	$165	$179	$171
Fees(1)	2,555	2,615	2,631
Others	8	16	19

Total	$2,728	$2,810	$2,821

Employer- Sponsored
Premiums	$—	$—	$—
Fees	500	477	459
Others	4	4	5

Total	$504	$481	$464

Life Insurance Products
Premiums	$587	$702	$657
Fees	1,421	1,440	1,458
Others	23	21	32

Total	$2,031	$2,163	$2,147

Employee Benefit Products
Premiums	$36	$35	$12
Fees	—	—	—
Others	15	13	6

Total	$51	$48	$18

Other
Premiums	$18	$20	$22
Fees	13	12	15
Others	7	2	2

Total	$38	$34	$39

(1)	Excludes the amortization/capitalization of unearned revenue liability of $(14) million, $(35) million and $(19) million for the years ended December 31, 2020, 2019 and 2018, respectively.

21)	REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

The Company identified certain errors primarily related to the calculation of actuarially determined insurance contract assets and liabilities that impacted previously issued consolidated financial statements. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements. In order to improve the consistency and comparability of the financial statements, management revised the financial statements and related disclosures to correct these errors as shown below.

Management assessed the materiality of this change within prior period financial statements based upon SEC Staff Accounting Bulletin Number 99, Materiality, which is since codified in ASC 250, Accounting Changes and Error Corrections. The prior period comparative financial statements that are presented herein have been revised.

The following tables present line items for prior period financial statements that have been affected by the revision. For these line items, the tables detail the amounts as previously reported, the impact upon those line items due to the revision, and the amounts as currently revised within the financial statements.

	December 31, 2019
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Balance Sheets:
ASSETS
Investments:
Deferred policy acquisition costs	$4,337	$(115)	$4,222
Amounts due from reinsurers	3,001	1	3,002
GMIB reinsurance contract asset, at fair value	2,466	—	2,466
Current and deferred income taxes	224	25	249
Other assets	3,050	—	3,050

Total Assets	$228,041	$(89)	$227,952

LIABILITIES
Future policy benefits and other policyholders’ liabilities	33,976	3	33,979
Other liabilities	1,768	1	1,769

Total Liabilities	$216,344	$4	$216,348

EQUITY
Retained earnings	2,242	(97)	2,145
Accumulated other comprehensive income (loss)	1,592	4	1,596

Total equity attributable to Equitable Financial	11,645	(93)	11,552

Total Equity	11,658	(93)	11,565

Total Liabilities, Redeemable Noncontrolling interest and Equity	$228,041	$(89)	$227,952

	Year Ended December 31, 2019			Year Ended December 31, 2018
	As Previously Reported	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Statements of Income (Loss)
REVENUES
Policy charges and fee income	$3,450	$37	$3,487	$3,523	$(8)	$3,515
Net derivative gains (losses)	(3,820)	(11)	(3,831)	(1,010)	(24)	(1,034)
Other income	56	—	56	65	(1)	64

Total revenues	5,148	26	5,174	6,951	(33)	6,918

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	(31)	4,088	3,005	(45)	2,960
Interest credited to policyholders’ account balances	1,127	22	1,149	1,002	(23)	979
Commissions	629	—	629	620	5	625
Amortization of deferred policy acquisition costs	452	68	520	431	20	451
Other operating costs and expenses	912	—	912	2,918	1	2,919

Total benefits and deductions	7,578	59	7,637	8,432	(42)	8,390

	Year Ended December 31, 2019			Year Ended December 31, 2018
	As Previously Reported	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Income (loss) from continuing operations, before income taxes	(2,430)	(33)	(2,463)	(1,481)	9	(1,472)
Income tax (expense) benefit from continuing operations	584	(5)	579	446	10	456
Net income (loss)	(1,846)	(38)	(1,884)	(921)	19	(902)

Net income (loss) attributable to Equitable Financial	$(1,851)	$(38)	$(1,889)	$(918)	$19	$(899)

	Year Ended December 31, 2019			Year Ended December 31, 2018
	As Previously Reported	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$(1,846)	$(38)	$(1,884)	$(921)	$19	$(902)

Change in unrealized gains (losses), net of reclassification adjustment	2,081	14	2,095	(1,230)	9	(1,221)
Other comprehensive income	2,083	14	2,097	(1,234)	9	(1,225)

Comprehensive income (loss)	237	(24)	213	(2,155)	28	(2,127)

Less: Comprehensive income (loss) attributable to noncontrolling interest	—	5	5	—	(3)	(3)

Comprehensive income (loss) attributable to Equitable Financial	$237	$(29)	$208	$(2,155)	$31	$(2,124)

	Year Ended December 31, 2019			Year Ended December 31, 2018
	As Previously Reported	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Statements of Equity:
Retained earnings, beginning of year	$5,098	$(59)	$5,039	$8,938	$(78)	$8,860
Net income (loss) attributable to Equitable Financial	(1,851)	(38)	(1,889)	(918)	19	(899)

Retained earnings, end of year	$2,242	$(97)	$2,145	$5,098	$(59)	$5,039

Accumulated other comprehensive income (loss), beginning of year	$(491)	$(10)	$(501)	$598	$(19)	$579
Other comprehensive income (loss)	2,083	14	2,097	(1,234)	9	(1,225)
Accumulated other comprehensive income (loss), end of year	$1,592	$4	$1,596	$(491)	$(10)	$(501)

Total Equitable Financial equity, end of year	$11,645	$(93)	$11,552	$12,416	$(69)	$12,347

Total equity, end of year	$11,658	$(93)	$11,565	$12,428	$(69)	$12,359

	December 31, 2019			December 31, 2018
	As Previously Reported	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Statements of Cash Flows:
Cash flow from operating activities:
Net income (loss)(1)	$(1,846)	$(38)	$(1,884)	$(358)	$19	$(339)
Adjustments to reconcile Net income (loss) to Net cash provided by (used in) operating activities:
Policy charges and fee income	(3,450)	(37)	(3,487)	(3,523)	8	(3,515)
Interest credited to policyholders’ account balances	1,127	22	1,149	1,002	(23)	979
Net derivative (gains) losses	3,820	11	3,831	1,010	24	1,034
Amortization and depreciation	323	68	391	340	20	360
Capitalization of DAC	(648)	—	(648)	(597)	5	(592)
Future policy benefits	1,115	(31)	1,084	(284)	(46)	(330)
Current and deferred income taxes	(334)	5	(329)	(556)	(7)	(563)

Net cash provided by (used in) operating activities	$(606)	$—	$(606)	$1,418	$—	$1,418

Cash and cash equivalents, end of period	$1,492	$—	$1,492	$2,622	$—	$2,622

(1)	December 31, 2018 net income (loss) includes $563 million of discontinued operations that are not included in net income (loss) in the Consolidated Statement of Income (Loss).

22)	SUBSEQUENT EVENTS

Funding Agreement-Backed Notes

Pursuant to the FABN discussed in Note 16, in January 2021, Equitable Financial issued a $450 million funding agreement to the Trust. The funding agreement has a fixed interest rate of 1% per annum and will mature on January 9, 2026. Funding agreements issued to the Trust will be reported in Policyholders’ account balances in the consolidated balance sheets in subsequent periods.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2020

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed maturities, AFS:
U.S. government, agencies and authorities	$12,644	$15,943	$15,943
State, municipalities and political subdivisions	482	574	574
Foreign governments	1,011	1,103	1,103
Public utilities	5,894	6,527	6,527
All other corporate bonds	42,607	46,575	46,575
Residential mortgage-backed	119	131	131
Asset-backed	3,633	3,656	3,656
Commercial mortgage-backed	1,148	1,203	1,203
Redeemable preferred stocks	598	641	641

Total fixed maturities, AFS	68,136	76,353	76,353
Mortgage loans on real estate(2)	13,223	13,474	13,142
Policy loans	3,635	4,794	3,635
Other equity investments	1,342	1,342	1,342
Trading securities	5,031	5,340	5,340
Other invested assets	2,383	2,383	2,383

Total Investments	$93,750	$103,686	$102,195

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by credit loss allowance.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2020
Life insurance in-force	$389,576	$72,110	$32,289	$349,755	9.2%

Premiums:
Life insurance and annuities	$712	$127	$186	$771	24.1%
Accident and health	52	26	9	35	24.8%

Total premiums	$764	$153	$195	$806	24.1%

2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total premiums	$836	$160	$186	$862	21.6%

(1)	Includes amounts related to the discontinued group life and health business.